As filed with the Securities and Exchange Commission on March 15, 2002


                                                       Registration No. 33-13954
================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [_]

                 Post-Effective Amendment No. 36            [X]



                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 37                  [X]



(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin S. Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)

     [_] on January 1, 2002 pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [X] on May 1, 2002 pursuant to paragraph (a)(1)

     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on May 1, 2001 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

PACIFIC SELECT FUND
                       PROSPECTUS MAY 1, 2002


                       This prospectus tells you about the Pacific Select Fund's 33 portfolios. It's designed to help you choose among the investment options available under certain variable annuity contracts or variable life insurance policies.


                       You'll find details about how an annuity contract or life insurance policy works in the product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

You should be aware    THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO
that the Securities    MANAGERS
and Exchange           (listed alphabetically by portfolio manager)

Commission has not
reviewed any of        Blue Chip Portfolio                AIM
these portfolios
for their              Aggressive Growth Portfolio        AIM
investment merit,
and does not           Emerging Markets Portfolio         Alliance Capital
guarantee that the
information in this    Diversified Research Portfolio     Capital Guardian
prospectus is
accurate or            Small-Cap Equity Portfolio         Capital Guardian
complete. It is a
criminal offense       International Large-Cap Portfolio  Capital Guardian
to say otherwise.
                       I-Net Tollkeeper PortfolioSM       Goldman Sachs

                       Financial Services Portfolio       INVESCO

                       Health Sciences Portfolio          INVESCO

                       Technology Portfolio               INVESCO

                       Telecommunications Portfolio       INVESCO

                       Multi-Strategy Portfolio           J.P. Morgan

                       Large-Cap Core Portfolio           J.P. Morgan
                        (formerly called Equity Income Portfolio)

                       Strategic Value Portfolio          Janus

                       Growth LT Portfolio                Janus

                       Focused 30 Portfolio               Janus

                       Mid-Cap Value Portfolio            Lazard

                       International Value Portfolio      Lazard

                       Capital Opportunities              MFS
                        Portfolio

                       Mid-Cap Growth Portfolio           MFS

                       Global Growth Portfolio            MFS

                       Equity Index Portfolio             Mercury Advisors

                       Small-Cap Index Portfolio          Mercury Advisors

                       REIT Portfolio                     Morgan Stanley

                       Inflation Managed Portfolio        PIMCO

                       Managed Bond Portfolio             PIMCO

                       Money Market Portfolio             Pacific Life

                       High Yield Bond Portfolio          Pacific Life

                       Equity Income Portfolio            Putnam

                       Research Portfolio                 Putnam

                       Equity Portfolio                   Putnam

                       Aggressive Equity Portfolio        Putnam

                       Large-Cap Value Portfolio          Salomon Brothers

YOUR GUIDE TO THIS PROSPECTUS

                       This prospectus is designed to help you make informed decisions about the investments available under your variable annuity contract or variable life insurance policy.

                       We've divided the prospectus into six sections to make it easy for you to find what you're looking for.

Please contact         The first section, An overview of Pacific Select Fund,
Pacific Life, the      contains a summary of the objectives, holdings and
fund's adviser, if     risks of each of the Pacific Select Fund's 33
you have any           portfolios. It will help you understand the differences
questions about any    between the portfolios, the risks associated with each,
of the Pacific         and how risk and investment objectives relate.

Select Fund
portfolios.            About the portfolios tells you the following important
                       things about each portfolio:
Call toll-free:
Annuities:             . The portfolio's investment goal - what the portfolio
1-800-722-2333           is trying to achieve.
Life insurance:
1-800-800-7681         . What the portfolio invests in - how the portfolio
                         tries to meet its investment goal. It tells you the portfolio's principal investments and strategies, and any special focus, such as an emphasis on certain countries or industry sectors. Some portfolios have policies on the amount they can invest in certain kinds of securities. These policies apply at the time the investment is made.

                       . Risks you should be aware of - the principal risks
                         associated with each portfolio. Risk is the chance that you'll lose money on an investment, or that it will not earn as much as you expect. Every portfolio has some degree of risk depending on what it invests in and what strategies it uses. One of the most important investment decisions you'll need to make is how much risk you're willing to accept in exchange for potential return on an investment.

                       . How the portfolio has performed - lets you compare
                         portfolio performance. The bar chart and performance table show the portfolio's annual returns and year to year performance. Performance tables include a relevant index to allow you to measure the portfolio's performance against a benchmark. Unlike the portfolios, the indexes are unmanaged and do not incur any transaction costs.

                       . Who manages the portfolio - tells you about the
                         people and firms that manage each portfolio. Pacific Life is the adviser to the Pacific Select Fund and manages two of the portfolios directly. To manage the other portfolios, Pacific Life and the fund have retained other portfolio managers. You'll find information about Pacific Life and the other managers starting on page 76.


                       Performance of comparable accounts shows you how a substantially similar account (or composite of accounts), managed by the companies that now manage the portfolios have performed in the past. It does not show you how the fund's portfolios have performed or will perform. For portfolios with less than 1 year of performance history as of May 1, 2002, Performance of comparable accounts may be found following each portfolio's description in About the portfolios. For other portfolios, this information may be found following Managing Pacific Select Fund. In either case, see About the composites for information relating to all composites shown in either Performance of comparable accounts sections.


                       Turn to the other three sections of the prospectus - Managing Pacific Select Fund, Information for investors and Financial highlights - for information about the portfolio management firms, fees and expenses the fund pays, how shares are priced, and fund performance and financial information.

                   An overview of Pacific Select Fund                      4
                   ---------------------------------------------------------
                   About the portfolios
                   Blue Chip Portfolio                                    10
                   Aggressive Growth Portfolio                            12
                   Emerging Markets Portfolio                             14
                   Diversified Research Portfolio                         16
                   Small-Cap Equity Portfolio                             18
                   International Large-Cap Portfolio                      20
Pacific Select     I-Net Tollkeeper PortfolioSM                           22
Fund is only       Financial Services Portfolio                           24
available as the   Health Sciences Portfolio                              26
underlying         Technology Portfolio                                   28
investment fund    Telecommunications Portfolio                           30
for variable life  Multi-Strategy Portfolio                               32
insurance and      Large-Cap Core (formerly called Equity Income
annuity products    Portfolio)                                            34
issued or          Strategic Value Portfolio                              36
administered by    Growth LT Portfolio                                    38
Pacific Life       Focused 30 Portfolio                                   40
Insurance Company  Mid-Cap Value Portfolio                                42
and Pacific Life   International Value Portfolio                          44
& Annuity Company  Capital Opportunities Portfolio                        46
(PL&A). Pacific    Mid-Cap Growth Portfolio                               48
Life Insurance     Global Growth Portfolio                                50
Company is         Equity Index Portfolio                                 52
licensed to        Small-Cap Index Portfolio                              54
solicit life       REIT Portfolio                                         56
insurance and      Inflation Managed Portfolio                            58
annuity products   Managed Bond Portfolio                                 60
in all states      Money Market Portfolio                                 62
except New York.   High Yield Bond Portfolio                              64
Product            Equity Income Portfolio                                66
availability and   Research Portfolio                                     68
features may vary  Equity Portfolio                                       70
by state. PL&A's   Aggressive Equity Portfolio                            72
individual life    Large-Cap Value Portfolio                              74
insurance policies ---------------------------------------------------------
are approved for   Managing Pacific Select Fund
sale in New York   About the portfolio managers                           76
only. Neither      Fees and expenses paid by the fund                     80
company is         How the fund is organized                              81
responsible for    ---------------------------------------------------------
the insurance or   Performance of comparable accounts                     81
annuity            About the composites                                   81
obligations of the ---------------------------------------------------------
other.             Information for investors                              95
                   ---------------------------------------------------------
                   Financial highlights                                   96
                   ---------------------------------------------------------
                   Where to go for more information               back cover
                   ---------------------------------------------------------

AN OVERVIEW OF PACIFIC SELECT FUND
This table is a summary of the goals,             PORTFOLIO AND MANAGER              INVESTMENT GOAL
main investments and risks of each of
the 33 portfolios. You should read the            Blue Chip Portfolio                Long-term growth of capital.
complete description of the portfolios            AIM                                (Current income is of secondary importance.)
in this prospectus. Any time you invest,
there is a risk of loss of money. This            Aggressive Growth Portfolio        Long-term growth of capital.
summary table is designed to help you             AIM
understand the differences between the
portfolios, their risks, and how risks            Emerging Markets Portfolio         Long-term growth of capital.
and investment goals relate.                      Alliance Capital

The value of the portfolio changes as the         Diversified Research Portfolio     Long-term growth of capital.
price of the investments it holds go              Capital Guardian
up or down. Changes in the economy and
financial markets affect the performance          Small-Cap Equity Portfolio         Long-term growth of capital.
of each of the Pacific Select Fund                Capital Guardian
portfolios. The portfolios are also
affected by other  kinds of risks,                International Large-Cap Portfolio  Long-term growth of capital.
depending on the types of securities              Capital Guardian
they invest in.
                                                  I-Net Tollkeeper PortfolioSM       Long-term growth of capital.
Equity securities historically have offered       Goldman Sachs
the potential for greater long-term growth
than most fixed income securities, but they       Financial Services Portfolio       Long-term growth of capital.
also tend to have larger and more frequent        INVESCO
changes in price, which means there's a
greater risk you could lose money over the        Health Sciences Portfolio          Long-term growth of capital.
short term. The prices of equity securities       INVESCO
change in response to many factors,
including the company's historical and            Technology Portfolio               Long-term growth of capital.
prospective earnings, the value of its assets,    INVESCO
general economic conditions, interest rates,
investor perceptions and market liquidity.        Telecommunications Portfolio       Long-term growth of capital.
                                                  INVESCO                            (Current income is of secondary
Fixed income securities are affected primarily                                       importance.)
by the financial condition of the companies
that have issued them, and by changes in
interest rates.

THE PORTFOLIO'S MAIN INVESTMENTS                             THE PORTFOLIO'S MAIN RISKS
Equity securities of "blue chip" companies--                 Price volatility and foreign investments.
typically large companies that are well established
in their respective industries.

Equity securities of small- and medium-sized growth          Price volatility (particularly sensitive to price swings during
companies.                                                   periods of economic uncertainty), liquidity and foreign
                                                             investments.

Equity securities of companies that are located              Price volatility, foreign investments and emerging markets.
in countries generally regarded as "emerging market"
countries.

Equity securities of U.S. companies and securities           Price volatility and foreign investments.
whose principal markets are in the U.S.

Equity securities of smaller and medium-sized                Price volatility (particularly sensitive to price swings during
companies.                                                   periods of economic uncertainty).

Equity securities of non-U.S. companies and                  Price volatility, foreign investments, currency transactions and
securities whose principal markets are outside of            emerging countries.
the U.S.

Equity securities of companies which use, support,           Internet, price volatility (particularly sensitive to price swings
or relate directly or indirectly to use of the               because of concentration of investments in a narrow industry sector
Internet. Such companies include those in the media,         and significant participation in the initial public offering
telecommunications, and technology sectors.                  market), IPO, foreign investments and emerging countries.

Equity securities in the financial services sector.          Price volatility (particularly sensitive to price swings because of
Such companies include banks, insurance companies,           concentration of investments in a narrow industry sector),
brokerage firms and other finance-related firms.             liquidity, changes in interest rates, foreign investments and derivatives.

Equity securities in the health sciences sector.             Price volatility (particularly sensitive to price swings because of
Such companies include medical equipment or                  concentration of investments in a narrow industry sector),
supplies, pharmaceuticals, health care facilities            liquidity, regulatory impact, foreign investments and derivatives.
and health sciences- related firms.

Equity securities in the technology sector. Such             Price volatility (particularly sensitive to price swings because of
companies include biotechnology, communications,             concentration of investments in a narrow industry sector),
computers, electronics, Internet telecommunications,         liquidity, foreign investments and derivatives.
networking, robotics, video and other technology-
related firms.

Equity securities in the telecommunications sector.          Price volatility (particularly sensitive to price swings because of
Such as companies that offer telephone service,              concentration of investments in a narrow industry sector),
wireless communications, satellite communications,           liquidity, foreign investments, emerging countries and derivatives.
television and movie programming, broadcasting and
Internet access.

AN OVERVIEW OF PACIFIC SELECT FUND

Foreign securities may be affected by           PORTFOLIO AND MANAGER                   INVESTMENT GOAL
exchange rate changes, political and            Multi-Strategy Portfolio                High total return.
economic circumstances throughout the           J.P. Morgan
world, and relatively lower liquidity
compared to U.S. securities.                    Large-Cap Core Portfolio                Long-term growth of capital and income.
                                                 (formerly called Equity Income
Each portfolio may lend up to 33 1/3% of         Portfolio)
its assets to seek additional income. All       J.P. Morgan
loans must be secured by collateral. In
connection with such lending there is a         Strategic Value Portfolio               Long-term growth of capital.
risk of delay in return of the securities       Janus
loaned or possible loss of rights in
collateral should the borrower become           Growth LT Portfolio                     Long-term growth of capital consistent
insolvent.                                      Janus                                   with the preservation of capital.

Each portfolio engages in active and            Focused 30 Portfolio                    Long-term growth of capital.
frequent trading which could result in          Janus
higher trading costs and reduce
performance.                                    Mid-Cap Value Portfolio                 Capital appreciation.
                                                Lazard
Unless otherwise noted, each portfolio
that invests principally in equity              International Value Portfolio           Long-term capital appreciation
securities may temporarily change its           Lazard                                  primarily through investment in equity
investment strategies if the manager                                                    securities of corporations domiciled
believes economic conditions make it                                                    in countries other than the U.S.
necessary to try to protect the
portfolio from potential loss. In that          Capital Opportunities Portfolio         Long-term growth of capital.
case, the portfolios (including                 MFS
portfolios with international holdings)
may invest in U.S. government securities,       Mid-Cap Growth Portfolio                Long-term growth of capital.
higher-quality corporate fixed income           MFS
securities, mortgage-related and asset-
backed securities, or money market              Global Growth Portfolio                 Long-term growth of capital.
instruments, which may cause a portfolio        MFS
to miss investment opportunities and
prevent it from achieving its investment        Equity Index Portfolio                  Investment results that correspond to
goal. In addition, portfolios that              Mercury Advisors                        the total return of common stocks
invest principally in securities of small                                               publicly traded in the U.S.
to medium-sized companies may invest in
preferred stocks and larger-capitalization
stocks under these circumstances. In order
to meet redemption requests, a manager
may determine to hold a significant
portion of a portfolio's assets in cash or
such securities as described above for
temporary strategy changes.

THE PORTFOLIO'S MAIN INVESTMENTS          THE PORTFOLIO'S MAIN RISKS

A mix of equity and fixed income          Price volatility, changes in interest rates, credit, foreign
securities.                               investments, derivatives and forward contracts.

Equity securities of large and            Price volatility, derivatives and foreign investments.
medium-sized dividend-paying U.S.
companies.

Equity securities with the potential      Price volatility (particularly sensitive to price swings because
for long-term growth of capital.          the portfolio is classified as "non-diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio), foreign investments, credit, changes in interest rates, liquidity, derivatives and forward contracts.

Equity securities of a large number       Price volatility, foreign investments, derivatives, forward
of companies of any size.                 contracts, credit and liquidity.

Equity securities selected for their      Price volatility (particularly sensitive to price swings because
growth potential.                         the portfolio is classified as "non-diversified"--it may hold securities from a fewer number of issuers than a diversified portfolio), foreign investments, credit, changes in interest rates, liquidity, derivatives and forward contracts.

Equity securities of medium-sized         Price volatility, foreign investments, derivatives, forward
U.S. companies believed to be             contracts and leveraging.
undervalued.

Equity securities of relatively           Price volatility (particularly sensitive to currency exchange
large companies located in developed      rates, international political and economic conditions and other
countries outside of the U.S.             risks that affect foreign securities), foreign investments, derivatives, forward contracts and currency transactions.

Equity securities with the potential      Price volatility, foreign investments, emerging countries and
for long-term growth of capital.          derivatives.

Equity securities of medium-sized         Price volatility (particularly sensitive to price swings because
companies believed to have above-         the portfolio is classified as "non-diversified"--it may hold
average growth potential.                 securities from a fewer number of issuers than a diversified portfolio), foreign investments, emerging countries and
                                          derivatives.

Equity securities of any size             Price volatility (particularly sensitive to price swings because
located within and outside of the         the portfolio is classified as "non-diversified"--it may hold
U.S.                                      securities from a fewer number of issuers than a diversified portfolio), foreign investments, emerging countries and
                                          derivatives.

Equity securities of companies that       Price volatility (particularly susceptible to a general decline in
are included in the Standard &            the U.S. stock market because it cannot change its investment
Poor's 500 Composite Stock Price          strategy, even temporarily, to protect it from loss during poor
Index.                                    economic conditions), stock market and derivatives.


AN OVERVIEW OF PACIFIC SELECT FUND

Many of the investment techniques and        PORTFOLIO AND MANAGER              INVESTMENT GOAL
strategies discussed in the prospectus,
and in the Statement of Additional           Small-Cap Index Portfolio          Investment results that correspond to
Information (SAI) are discretionary,         Mercury Advisors                   the total return of an index of small
which means that portfolio managers can                                         capitalization companies.
decide if they want to use them or not.
There's the possibility that investment      REIT Portfolio                     Current income and long-term capital
decisions managers make will not             Morgan Stanley                     appreciation.
accomplish what they were designed to
achieve, or that the portfolio will not      Inflation Managed Portfolio        Maximize total return consistent with
achieve its investment goal. There can       PIMCO                              prudent investment management.
be no assurance that a manager will
utilize derivative strategies in a way       Managed Bond Portfolio             Maximize total return consistent with
that is advantageous to a portfolio.         PIMCO                              prudent investment management.
Managers may also use investment
techniques or make investments in            Money Market Portfolio             Current income consistent with
securities that are not part of a            Pacific Life                       preservation of capital.
portfolio's principal investment
strategy. A portfolio's stated               High Yield Bond Portfolio          High level of current income.
investment goal cannot be changed            Pacific Life
without the approval of shareholders.
Non-fundamental investment policies may      Equity Income Portfolio            Current income.
be changed from time to time by the          Putnam                             (Capital growth is of secondary
fund's board of trustees without                                                importance.)
shareholder approval.
                                             Research Portfolio                 Long-term growth of capital.
Although some portfolios may have names      Putnam
or investment objectives that resemble
other mutual funds managed by the same       Equity Portfolio                   Capital appreciation.
manager, they may not have the same          Putnam                             (Current income is of secondary
underlying holdings or performance as                                           importance.)
those other mutual funds.
                                             Aggressive Equity Portfolio        Capital appreciation.
Each portfolio is subject to regulation      Putnam
under the Investment Company Act of 1940
(1940 Act) and intends to qualify as a       Large-Cap Value Portfolio          Long-term growth of capital.
regulated investment company under           Salomon Brothers                   (Current income is of secondary
the Internal Revenue Code of 1986 (IRC).                                        importance).

You'll find a more detailed discussion
of each portfolio's investments,
strategies and risks in the SAI. Please
turn to the back cover of the prospectus for information about how to obtain a copy.

THE PORTFOLIO'S MAIN INVESTMENTS          THE PORTFOLIO'S MAIN RISKS

Equity securities of companies that       Price volatility (particularly susceptible to a general decline in
are included in the Russell 2000          the U.S. stock market because it cannot change its investment
Small Stock Index.                        strategy, even temporarily to protect it from loss during poor economic conditions), stock market and derivatives.

Equity securities of U.S. and non-        Price volatility (particularly sensitive to price swings because
U.S. companies principally engaged        the portfolio is classified as "non-diversified"--it may hold
in the U.S. real estate industry.         securities from a fewer number of issuers than a diversified portfolio and because of concentration of investments in a narrow industry sector), real estate investment trusts (REITs), foreign investments and derivatives.

Inflation-indexed bonds of varying        Changes in interest and inflation rates, credit, foreign
maturities issued by the U.S. and         investments, derivatives, forward contracts and mortgage-related
non U.S. governments, their agencies      securities.
and government sponsored
enterprises, and corporations,
forward contracts and derivative
instruments relating to such
securities.

Medium and high-quality fixed income      Changes in interest rates, credit, foreign investments,
securities with varying terms to          derivatives, forward contracts and mortgage-related securities.
maturity.

Highest quality money market              Changes in interest rates and credit.
instruments believed to have limited
credit risk.

Fixed income securities with lower        Credit, changes in interest rates, liquidity and foreign
and medium-quality credit ratings         investments.
and intermediate to long terms to
maturity.

Equity securities of large U.S.           Price volatility, foreign investments, emerging countries,
companies with a focus on income-         derivatives, forward contracts, changes in interest rates and
producing securities believed to be       credit.
undervalued by the market.

Equity securities of large U.S.           Price volatility, foreign investments, emerging countries,
companies with potential for capital      derivatives, forward contracts, changes in interest rates and
appreciation.                             credit.

Equity securities of large U.S.           Price volatility, foreign investments, derivatives and forward
growth-oriented companies.                contracts.

Equity securities of small and            Price volatility, foreign investments, derivatives, forward
medium-sized companies.                   contracts, changes in interest rates and credit.

Equity securities of large U.S.           Price volatility, foreign investments and derivatives.
companies.

ABOUT THE
PORTFOLIOS          BLUE CHIP PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital. Current
goal                income is of secondary importance.

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 65% (80% by July 31, 2002) of its assets
invests in          in the common stocks of blue chip companies, including
                    foreign securities. Blue chip companies are those
This portfolio      companies that the managers believe have the potential for
may invest up to    above-average growth in earnings and that are well-
25% of its          established in their respective industries.
assets in
foreign             The managers consider whether to sell a particular
securities.         security when they believe the security no longer has
                    above-average growth potential.


                    When the managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income, they may invest in convertible securities, U.S. government securities, and high-quality debt securities.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Blue Chip Portfolio may be affected by the following
be aware of         risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably.


This portfolio      . foreign investments - may be riskier than U.S.
may invest up to      investments for many reasons, including changes in
25% of its            currency exchange rates, unstable political and economic
assets in             conditions, a lack of adequate and timely company
foreign               information, differences in the way securities markets
securities.           operate, relatively lower market liquidity, less
                      stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                            BLUE CHIP PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart
shows how the               [GRAPH OF BLUE CHIP PORTFOLIO APPEARS HERE]
portfolio's
performance has                                  01
varied since                                  -------
inception.                                    (18.57)

The table below
the bar chart       Best and worst quarterly performance during this period:
compares            4th quarter 2001: 12.43%; 3rd quarter 2001: (18.80)%
portfolio
performance to      Average annual total return             Since Inception
its benchmark       as of December 31, 2001/1/     1 year   (January 2, 2001)/2/
index.              ------------------------------------------------------------
                    Blue Chip Portfolio/1/         (18.57)% (18.57)%
Returns do not      Standard & Poor's 500
reflect fees and     Composite Price Index/3/      (11.88)% (11.88)%
expenses of any
variable annuity    /1/ Total return for 2001 is for the period from January 2,
contract or             2001 (commencement of operations) to December 31, 2001.
variable life
insurance           /2/ Portfolio total return calculated from inception date
policy, and             through end of period. Index total return calculated
would be lower          from January 1, 2001 through end of period.
if they did.
                    /3/ The Standard & Poor's 500 Composite Stock Price Index,
Past performance        an index of the stocks of approximately 500 large
is important,           capitalization U.S. companies. Results include
but it's no             reinvested dividends.
guarantee of
future
performance.


For information
on how AIM has
managed
substantially
similar accounts
see page 82.

             [SYMBOL] ---------------------------------------------------------

Who manages the     Monika H. Degan, CFA, is an investment officer and senior
portfolio           portfolio manager at AIM and has been associated with AIM
                    and/or its affiliates since 1995. Before joining AIM, she
[LOGO OF A I M      was an analyst with Shell Oil Co. Pension Trust. Ms. Degan
CAPITAL APPEARS     has 10 years of investment experience and a BA and an MBA
HERE]               from the University of Houston.


The Blue Chip       Jonathan C. Schoolar, CFA, is senior vice president of AIM
Portfolio is        and heads the large-cap growth investment management unit.
managed by A I M    Mr. Schoolar has been associated with AIM and/or its
Capital             affiliates since 1986, has 18 years of investment
Management, Inc.    experience and a BA from the University of Texas.
(AIM). You'll
find more about
AIM on page 76.

ABOUT THE
PORTFOLIOS          AGGRESSIVE GROWTH PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Select variable life insurance policies . Pacific Corinthian variable annuity contracts


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ---------------------------------------------------------

What the            The portfolio's principal investment strategy is to invest
portfolio           in common stocks of companies whose earnings the managers
invests in          expect to grow at an above average rate (typically, more
                    than 15% per year). The portfolio will invest in
This portfolio      securities of small and medium-sized growth companies. The
may invest up to    managers focus on companies they believe are likely to
25% of its          benefit from new and innovative products, services or
assets in           processes as well as those that have experienced above-
foreign             average, long-term growth in earnings and those the
investments that    managers believe have excellent prospects for future
are principally     growth. The managers normally consider whether to sell a
traded outside      particular security when any of those factors materially
the U.S.            changes.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Aggressive Growth Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued."


                    Small emerging growth companies may be more susceptible to larger price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                    AGGRESSIVE GROWTH PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart            [GRAPH OF AGGRESSIVE GROWTH PORTFOLIO APPEARS HERE]
shows how the
portfolio's
performance has                                 01
varied since                                  -------
inception.                                    (19.78)

The table below
the bar chart       Best and worst quarterly performance during this period:
compares            4th quarter 2001: 13.84%; 3rd quarter 2001: (24.33)%
portfolio
performance to      Average annual total return             Since Inception
its benchmark       as of December 31, 2001/1/    1 year    (January 2, 2001)/2/
index.              ------------------------------------------------------------
                    Aggressive Growth
Returns do not       Portfolio/1/                 (19.78)%  (19.78)%
reflect fees and    Russell 2500 Index/3/           1.22 %    1.22 %
expenses of any
variable annuity    /1/ Total return for 2001 is for the period from January
contract or             2, 2001 (commencement of operations) to December 31,
variable life           2001.
insurance
policy, and         /2/ Portfolio total return calculated from inception date
would be lower          through end of period. Index total return calculated
if they did.            from January 1, 2001 through end of period.

Past performance    /3/ The Russell 2500 Index, an index of the stocks of
is important,           approximately 2,500 mid-capitalization U.S. companies.
but it's no             Results include reinvested dividends.
guarantee of
future
performance.

For information
on how AIM has
managed
substantially
similar accounts
see page 83.

             [SYMBOL] ---------------------------------------------------------

Who manages the     Ryan E. Crane, CFA, has been a portfolio manager at AIM
portfolio           since 1999 and has been associated with AIM and/or its
                    affiliates since 1994. Mr. Crane has 7 years of investment
[LOGO OF AIM        experience and a BS from the University of Houston.
CAPITAL APPEARS
HERE]               Robert M. Kippes is a senior portfolio manager of AIM and
                    has been associated with AIM and/or its affiliates since
The Aggressive      1989. Mr. Kippes has 12 years of investment experience and
Growth Portfolio    a BA from Stephen F. Austin University.
is managed by
A I M Capital       Jay K. Rushin, CFA, is a portfolio manager of AIM and has
Management, Inc.    been associated with AIM and/or its affiliates since 1998.
(AIM). You'll       Mr. Rushin was associate equity analyst with Prudential
find more about     Securities from 1996-1998 and has 7 years of investment
AIM on page 76.     experience. Mr. Rushin has a BA from Florida State
                    University.

ABOUT THE PORTFOLIOS   EMERGING MARKETS PORTFOLIO

                       This portfolio is not available for:

                       . Pacific Corinthian variable annuity contracts


                [SYMBOL] -------------------------------------------------------

The investment         This portfolio seeks long-term growth of capital.
goal

                [SYMBOL] -------------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in companies that are located in countries that
                       are generally regarded as "emerging market" countries. It principally invests in common stock.

Emerging market        The portfolio manager seeks securities that meet its
countries are          selection criteria and allocates assets geographically.
typically less         The manager uses a two-step process to manage the
developed              portfolio:
economically
than                   . looks for companies that it believes will provide
industrialized           superior growth at attractive prices - the manager uses
countries and            fundamental company analysis to identify opportunities
may offer high           for increasing earnings growth and good return on
growth potential         equity, and favors companies whose stocks trade at
as well as               attractive valuations relative to their global or
considerable             regional peers. The manager pays attention to corporate
investment risk.         governance, and prefers management teams that have a
These countries          track record for increasing shareholder value.
are generally
located in Latin       . allocates assets among three broad regions - the
America, Asia,           manager allocates assets among Asia, Latin America,
the Middle East,         and Eastern Europe/Middle East/Africa. The manager
Eastern Europe           normally allocates assets among these regions in
and Africa.              amounts that approximate the weightings of the Morgan
                         Stanley Capital International (MSCI) Emerging Markets
                         Free Index, although the manager may deviate from the index if it believes there is an investment opportunity or for defensive reasons.

                       The portfolio's policy is to have almost all portfolio assets in common stock at all times. The portfolio may, however, invest in U.S. government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

                [SYMBOL] -------------------------------------------------------

Risks you should       The Emerging Markets Portfolio may be affected by the
be aware of            following risks, among others:


The value of           . price volatility - the portfolio principally invests in
this portfolio           equity securities, which may go up or down in value,
may have greater         sometimes rapidly and unpredictably. This portfolio
price swings             invests in companies in emerging markets, which may be
than most of the         particularly volatile. It also invests in smaller
Pacific Select           companies, which tend to have higher price swings than
Fund portfolios.         larger companies because they have fewer financial
                         resources, limited product and market diversification and many are dependent on a few key managers.


                       . foreign investments - may be riskier than U.S.
                         investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                       . emerging countries - investments in emerging market
                         countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

                                                      EMERGING MARKETS PORTFOLIO

                [SYMBOL] -------------------------------------------------------

How the portfolio      Year by year total return (%)
performed              as of December 31 each year/1,2/

The bar chart
shows how the          [GRAPH OF EMERGING MARKETS PORTFOLIO APPEARS HERE]
portfolio's
performance has           96       97      98       99       00        01
varied since its       ------   -----   -------   -----   -------   ------
inception.             (3.23)   (1.69)  (26.83)   53.56   (35.69)   (8.68)

The table below
the bar chart          Best and worst quarterly performance during this period:
compares
portfolio              4th quarter 2001: 29.73%; 3rd quarter 1998: (25.07)%
performance to
its benchmark          Average annual total return               Since inception
index.                 as of December 31, 2001   1 year  5 years (April 1, 1996)
                       ---------------------------------------------------------
Returns do not         Emerging Markets
reflect fees and        Portfolio/2/             (8.68)% (8.29)% (7.77)%
expenses of any        MSCI Emerging Markets Free
variable annuity        Index/3/                 (2.37)% (5.74)%       %
contract or
variable life          /1/ Total return for 1996 is for the period from April 1,
insurance                  1996 (commencement of operations) to December 31,
policy, and                1996.
would be lower         /2/ Alliance Capital Management L.P. began managing the
if they did.               portfolio on January 1, 2000. Another firm managed
                           the portfolio before that date.
Past performance       /3/ The Morgan Stanley Capital International (MSCI)
is important,              Emerging Markets Free Index, an index typically made
but it's no                up of 800 to 900 stocks from approximately 26
guarantee of               emerging market countries. Results include reinvested
future                     dividends.
performance.

For information
on how Alliance
Capital has
managed
substantially
similar
accounts, see
page 84.


                [SYMBOL] -------------------------------------------------------

Who manages the        Edward D. Baker III, senior vice president at Alliance
portfolio              Capital, is the primary portfolio manager. He is the head
                       of the emerging markets equity portfolio management team
[LOGO OF               and he coordinates the investment activities of Alliance
ALLIANCE CAPITAL       Capital's non-U.S. joint ventures. He is chairman of
APPEARS HERE]          Alliance Capital Management Australia, chairman and chief

                    executive officer of Alliance Capital Management Canada
The Emerging           and vice chairman of Alliance Capital Investments Trust
Markets                Management Co. in Japan. He is also a member of the board
Portfolio is           of directors of New Alliance in Hong Kong. Prior to
managed by a           joining Alliance Capital in 1995, Mr. Baker worked for
team of                BARRA, Inc., an investment technology firm. He has a BA
portfolio              from the University of South Florida and an MA from the
managers at            University of California at Berkeley. Mr. Baker is
Alliance Capital       supported by a team of four other portfolio managers,
Management L.P.        each of whom has experience in investing in emerging
(Alliance              market countries.
Capital). You'll
find more about
Alliance Capital
on page 76.

ABOUT THE
PORTFOLIOS          DIVERSIFIED RESEARCH PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies



             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in common stocks of U.S. companies and common
invests in          stocks of foreign companies with significant markets in
                    the U.S. The portfolio invests primarily in companies with
A company's         a total market capitalization of more than $1 billion.
"market             Stocks of foreign companies with significant markets in
capitalization"     the U.S. include American Depositary Receipts (ADRs) and
is a measure of     foreign securities registered in the U.S. The portfolio
its size.           principally invests in common stock, but it may also
Capitalization      invest in securities convertible into common stock,
is calculated by    warrants, rights and non-convertible preferred stock.
multiplying the
current share       The portfolio is managed by a team of analysts. The
price by the        portfolio is divided into segments, and each has its own
number of shares    analyst who makes independent decisions within portfolio
held by             guidelines and objectives. Sector weightings are the
investors.          result of individual security selections, although the
                    manager expects major industry sectors to typically be represented in the portfolio.

                    The portfolio may invest up to 15% of its total assets in securities of companies domiciled outside the U.S. that are not included in the Standard & Poor's 500 Composite Stock Price Index.

                    Although the research analysts do not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

             [SYMBOL] ---------------------------------------------------------

Risks you should    The Diversified Research Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                 DIVERSIFIED RESEARCH PORTFOLIO

                [SYMBOL] -------------------------------------------------------

How the                Total return (%)
portfolio              as of December 31, 2000/1/
performed
                          [GRAPH OF DIVERSIFIED RESEARCH PORTFOLIO APPEARS HERE]
The bar chart
shows how the                          00      01
portfolio's                           -----  ------
performance has                       10.21  (2.74)
varied since its
inception.             Best and worst quarterly performance during this period:
                       4th quarter 2001: 14.52%; 3rd quarter 2001: (13.58)%
The table below
the bar chart          Total return                            Since Inception
compares               as of December 31, 2001          1 year (January 3, 2000)
portfolio              ---------------------------------------------------------
performance to         Diversified Research Portfolio   (2.74)%     3.54%
its benchmark          Standard & Poor's 500 Composite
index.                  Stock Price Index/2/            (11.88)%        %

Returns do not         /1/ Portfolio total return for 2000 is for the period
reflect fees and           from January 3, 2000 (commencement of operations)
expenses of any            to December 31, 2000. Index total return calculated
variable annuity           from January 1, 2000 through end of period.
contract or
variable life          /2/ The Standard & Poor's 500 Composite Stock Price
insurance                  Index, an index of the stocks of approximately
policy, and                500 large capitalization U.S. companies. Results
would be lower             include reinvested dividends.
if they did.


Past performance
is important,
but it's no
guarantee of
future
performance.


For information
on how Capital
Guardian has
managed
substantially
similar accounts
see page 85.

             [SYMBOL] ----------------------------------------------------------

Who manages the     Andrew F. Barth, is president and research director-U.S.
portfolio           of Capital International Research, Inc., the research arm
                    and a subsidiary of Capital Guardian. He is also a
[LOGO OF CAPITAL    director of Capital Guardian and member of its executive
GUARDIAN APPEARS    committee and global institution group North American
HERE]               committee. As the research coordinator for the portfolio,
                    Mr. Barth facilitates the communication and comparison of

                 investment ideas and allocates the portfolio's assets
The Diversified     among the 22 analysts. The analysts have an average of 15
Research            years investment experience and an average of 11 years
Portfolio is        with Capital Guardian or its affiliates. He has both a BA
managed by a        and an MBA from Columbia University.
team of
analysts, led by
the research
coordinator, at
Capital Guardian
Trust Company
(Capital
Guardian).
You'll find more
about Capital
Guardian on page
77.

ABOUT THE
PORTFOLIOS             SMALL-CAP EQUITY PORTFOLIO

                       This portfolio is not available for:

                       . Pacific Corinthian variable annuity contracts


                [SYMBOL] -------------------------------------------------------

The investment         This portfolio seeks long-term growth of capital. The
goal                   realization of current income will not be a factor in

                       considering portfolio securities.

                [SYMBOL] -------------------------------------------------------

What the               This portfolio's principal investment strategy is to
portfolio              invest in small to medium-sized companies. It tends to
invests in             emphasize companies that have a total market
                       capitalization of between $50 million and $1.5 billion.
A company's            It invests principally in common stocks. The portfolio
"capitalization"       may also invest in fixed income securities, including
is a measure of        those that can be converted into equity securities,
its size.              and foreign securities that are listed on a U.S. stock
Capitalization         exchange or over the counter market.
is calculated by
multiplying the        The portfolio is managed by a team of portfolio managers.
current share          The portfolio is divided into segments, and each has its
price by the           own manager who makes independent decisions within
number of shares       portfolio guidelines and objectives.
held by
investors.             When assessing companies, the team uses a value-oriented
                       approach in which it tries to identify the difference
A smaller              between the underlying value of a company and the market
company with a         price of its security. Value is identified in a number of
promising              ways, including the relationship of the stock's current
product or             price to earnings, the strength of the company's balance
operating in a         sheet, and price-to-book value. The team looks at a
dynamic field          number of variables, including the fundamental long-term
may have greater       outlook for the company, the extent to which shares may
potential for          be considered undervalued and the expectations of the
rapid earnings         market as a whole.
growth than a
larger one.            The team considers strong company management important,
However, it may        and investment decisions may be based on meetings with
have a harder          the company's senior executives and its competitors, as
time securing          well as on information from economists, government
financing and          officials and industry specialists.
may be more
sensitive to a
setback in sales
or to economic
downturns than
larger, more
established
companies.

                [SYMBOL] -------------------------------------------------------

Risks you should       The Small-Cap Equity Portfolio may be affected by the
be aware of            following risk, among others:


                       . price volatility - the portfolio principally invests in
                         equity securities, which go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in companies with smaller capitalizations, which may give the portfolio a higher risk of price volatility than a portfolio that invests in companies with larger capitalizations.


                       In addition, the securities of smaller companies generally have less liquidity and may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                                                     SMALL-CAP EQUITY PORTFOLIO

                [SYMBOL] -------------------------------------------------------

How the                Year by year total return (%)
portfolio              as of December 31 each year
performed
                        [GRAPH OF SMALL-CAP EQUITY PORTFOLIO APPEARS HERE]
The bar chart
shows how the                   92     93      94      95     96
portfolio's                    -----  -----  -------  -----  -----
performance has                20.53  21.89  (10.49)  25.75  23.62
varied over the
past 10 years.                    97     98    99      00      01
                                -----  ----  -----  ------  ------
The table below                 30.27  2.69  47.52  (22.41  (2.54)
the bar chart
compares               Best and worst quarterly performance during this period:
portfolio              4th quarter 1998: 30.37%; 3rd quarter 1998: (25.65)%
performance to
its benchmark          Average annual total return
index                  as of December 31, 2001     1 year  5 years 10 years
                       ---------------------------------------------------------
Returns do not         Small-Cap Equity Portfolio  (2.54)% 8.34%   11.80%
reflect fees and       Russell 2000 Index/1/        2.49 % 7.52 %  11.51%
expenses of any
variable annuity       /1/ The Russell 2000 Index, an index of the 2,000
contract or                smallest companies listed in the Russell 3000
variable life              Index. Results include reinvested dividends.
insurance
policy, and
would be lower
if they did.


Past performance
is important,
but it's no
guarantee of
future
performance.

                [SYMBOL] -------------------------------------------------------

Who manages the        Lawrence R. Solomon, CFA, senior vice president of
portfolio              Capital International Research Inc., is the lead
                       portfolio manager. He has 17 years of experience
[LOGO OF CAPITAL       as an investment professional, including 16 years
GUARDIAN APPEARS       with the Capital Organization. He has a BA from
HERE]                  Occidental College.

The Small-Cap          Michael Ericksen, senior vice president of Capital
Equity Portfolio       Guardian, has 20 years of experience as an investment
is managed by a        professional, including 14 years with the Capital
team of                Organization. He has both an AB and an MBA from Harvard
portfolio              University.
managers at
Capital Guardian       James Kang, vice president of Capital International
Trust Company          Research Inc., has 14 years of experience as an
(Capital               investment professional, including 13 years with the
Guardian).             Capital Organization. He has a BS from the
You'll find more       University of California, Los Angeles and an MBA from
about Capital          Columbia University.
Guardian on page
77.                    Robert Kirby, a senior partner of The Capital Group

                       Partners L.P., has 48 years of experience as an investment professional, including 35 years with the Capital Organization. He has a BA from Stanford University and an MBA from Harvard University.

                       Karen A. Miller, vice president of Capital International Research Inc., has 12 years of research/investment experience, including 10 years with the Capital Organization. She has an AB from Smith College and an MBA from Columbia University.

ABOUT THE
PORTFOLIOS          INTERNATIONAL LARGE-CAP PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies



             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 80% of its assets in companies located
invests in          outside the U.S. The portfolio principally invests in
                    common stock, but it may also invest in securities convertible into common stock, warrants, rights and non-convertible preferred stock.

                    The portfolio is managed by a team of managers. The management team normally emphasizes investments in securities of companies located in Europe, Canada, Australia, Asia and the Far East, but may also invest in other countries and regions, including developing countries. Regional and country allocation decisions are based on a variety of factors, including economic, social, and political developments, currency risks and the liquidity of various national markets.


                    Although the team does not intend to seek short-term profits, they may sell securities whenever they believe appropriate, without regard to the length of time a security has been held.

                    The team may use currency hedging and other investment management techniques, such as forward foreign currency contracts. The portfolio may also cross-hedge between two non-U.S. currencies.

             [SYMBOL] ----------------------------------------------------------

Risks you should    The International Large-Cap Portfolio may be affected by
be aware of         the following risks, among others:


                    . price volatility - the portfolio invests in equity
                      securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . currency transactions - this portfolio may enter into
                      foreign currency transactions, forward foreign currency contracts and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.


                    . emerging countries - investment in emerging market
                      countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

                                              INTERNATIONAL LARGE-CAP PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

How the             Total return (%)
portfolio           as of December 31, each year/1/
performed
                      [GRAPH OF INTERNATIONAL LARGE-CAP PORTFOLIO APPEARS HERE] The bar chart
shows how the                         00       01
portfolio's                         -------  -------
performance has                     (21.51)  (18.29)
varied since its
inception.          Best and worst quarterly performance during this period:
                    4th quarter 2001: 12.82%; 3rd quarter 2001: (17.09)%
The table below
the bar chart       Total return                              Since Inception
compares            as of December 31, 2000/1/       1 year   (January 3, 2000)
portfolio           ------------------------------------------------------------
performance to      International Large-Cap Portfolio  (18.29)% (19.94)%
its benchmark       MSCI EAFE Index                    (21.21)%        %
index.
                    /1/ Portfolio total return for 2000 is for the period from
Returns do not          January 3, 2000 (commencement of operations) to
reflect fees and        December 31, 2000. Index total return calculated from
expenses of any         January 1, 2000 through end of period.
variable annuity
contract or         /2/ The Morgan Stanley Capital International Europe,
variable life           Ausralasia, Far East Index (MSCI EAFE Index) an index
insurance               of stocks from 21 countries in Europe, Australia, New
policy, and             Zealand and Asia. Results include reinvested
would be lower          dividends.
if they did.


Past performance
is important,
but it's no
guarantee of future
performance.


For information
on how Capital
Guardian has
managed
substantially
similar accounts
see page 86.

             [SYMBOL] ----------------------------------------------------------

Who manages the     David I. Fisher, chairman of the board of Capital
portfolio           Guardian, has 35 years of experience as an investment
                    professional, including 31 years with the Capital
[LOGO OF CAPITAL    organization.
GUARDIAN APPEARS
HERE]               Hartmut Giesecke, senior vice president and director of
                    Capital International Research, Inc. and Capital
The                 International, Inc., has 29 years experience as an
International       investment professional, including 28 years with the
Large-Cap           Capital organization.
Portfolio is
managed by a        Arthur J. Gromadzki, vice president of Capital
team of             International Research, Inc. and vice president of Capital
portfolio           International Limited, has 14 years experience with the
managers at         Capital organization.
Capital Guardian
Trust Company       Richard N. Havas, senior vice president and portfolio
(Capital            manager of Capital Guardian, has 19 years experience as an
Guardian).          investment professional, including 15 years with the
You'll find more    Capital organization.
about Capital
Guardian on page    Nancy J. Kyle, senior vice president, director and member
77.                 of the executive committee of Capital Guardian, has 27
                    years experience as an investment professional, including
                    10 years with Capital organization.

                    Christopher A. Reed, CFA, director and vice president of Capital Guardian, has 7 years experience as an investment professional with the Capital organization.

                    Lionel M. Sauvage, senior vice president and director of Capital Guardian, has 14 years experience as an investment professional with the Capital organization.

                    Nilly Sikorsky, a director of The Capital Group Companies, Inc., has 38 years experience as an investment professional with the Capital organization.

                    Rudolf M. Staehelin, senior vice president and director of Capital International Research, Inc., has 23 years experience as an investment professional, including 19 years with the Capital organization.

ABOUT THE
PORTFOLIOS          I-NET TOLLKEEPER PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal


             [SYMBOL] ---------------------------------------------------------


What the
portfolio           This portfolio's principal investment strategy is to
invests in          invest at least 65% (80% by July 31, 2002) of its assets
                    in equity securities of "I-Net Tollkeeper" companies,
The management      which are media, telecommunications, technology and
team believes       Internet companies that provide access, infrastructure,
that one way to     content and services to Internet companies and Internet
invest in the       users, and which have developed, or are seeking to
Internet is to      develop, predictable, sustainable or recurring revenue
invest in those     streams by increasing "traffic," or customers and sales,
businesses          and raising "tolls," or prices in connection with the
participating in    growth of the Internet.
the growth of
the Internet        Examples of I-Net Tollkeeper companies may include:
that may have
long-lasting        . Access providers that enable individuals and businesses
strategic             to connect to the Internet through, for example, cable
advantages            systems or the telephone network;
including:
dominant market     . Infrastructure companies that provide items such as
share; strong         servers, routers, software and storage necessary for
brand names;          companies to participate in the Internet;
recurring
revenue streams;    . Media content providers that own copyrights,
cost advantages;      distribution networks and/or programming who may benefit
economies of          from increased advertising by Internet companies and/or
scale; financial      from having new distribution channels;
strength;
technological       . Service providers that may facilitate transactions,
advantages; and       communications, security, computer programming and back-
strong                office functions for Internet businesses.
experienced
management          Normally, the portfolio invests at least 90% of its assets
teams.              in equity securities, primarily in publicly-traded U.S.
                    companies. The portfolio may invest up to 35% of its
This portfolio      assets in non-I-Net Tollkeeper companies which may use the
may invest up to    Internet to enhance their cost structure, revenue
25% of its          opportunities or competitive advantage. The portfolio may
assets in           also invest in Internet-based companies (that are not
foreign             I-Net Tollkeeper companies) that the managers believe
securities,         exhibit a sustainable business model. The portfolio may
including           participate significantly in the initial public offering
emerging market     (IPO) market.

countries.

             [SYMBOL] ---------------------------------------------------------


Risks you should
be aware of         The I-Net Tollkeeper Portfolio may be affected by the
                    following risks, among others:
Because the
portfolio           . industry concentration - the portfolio is subject to
concentrates its      greater risk of loss as a result of adverse economic,
investments in        business or other developments than if its investments
I-Net Tollkeeper      were diversified across different industry sectors.
companies, the
portfolio's         . Internet - the risk that the stock prices of Internet
performance may       and Internet-related companies will experience
be substantially      significant price movements as a result of intense
different from        worldwide competition, consumer preferences, product
the returns of        compatibility, product obsolescence, government
the broader           regulation, excessive investor optimism or pessimism, or
stock market and      other factors.
of "pure"
Internet funds.     . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value,
The prices of         sometimes rapidly and unpredictably. This portfolio
Internet              invests in companies participating in the growth of the
companies may be      Internet, which may give the portfolio higher volatility
affected by           than a portfolio that invests in equities of other
intense               industries, or a broader spectrum of industries.
competition,
changing            . IPO - IPOs may be more volatile than other securities.
technologies,         IPOs may have a magnified impact on the portfolio during
consumer              the start-up phase when the portfolio's asset base is
preferences,          relatively small. As assets grow, the effect of IPOs on
problems with         the portfolio's performance will not likely be as
product               significant.
compatibility,
government          . foreign investments - may be riskier than U.S.
regulation,           investments for many reasons, including changes in
interest rates,       currency exchange rates, unstable political and economic
and investor          conditions, a lack of adequate and timely company
optimism or           information, differences in the way securities markets
pessimism with        operate, relatively lower
little or no
basis in
traditional
economic
analysis.

                                                     I-NET TOLLKEEPER PORTFOLIO

             [SYMBOL] --------------------------------------------------------

Risks you should      market liquidity, less stringent financial reporting and
be aware of           accounting standards and controls, less secure foreign
(continued)           banks or securities depositories than those in the U.S.,
                      and foreign controls on investment.


                    . emerging countries - investments in emerging market
                      countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.


             [SYMBOL] ----------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year
performed
                         [GRAPH OF I-NET TOLLKEEPER PORTFOLIO APPEARS HERE]
The bar chart
shows how the                                01
portfolio's                                -------
performance has                            (33.89)
varied since
inception.          Best and worst quarterly performance during this period:
                    4th quarter 2001: 23.93%; 3rd quarter 2001: (37.43)%
The table below
the bar chart       Average annual total return                  Since Inception
compares            as of December 31, 2001            1 year    (May 1, 2000)
portfolio           ------------------------------------------------------------
performance to      I-Net Tollkeeper
its benchmark        Portfolio/1/                      (33.89)%  (38.11)%
index.              Standard & Poor's 500
                     Composite Stock Price
Returns do not       Index/2/                          (11.88)%         %
reflect fees and
expenses of any     /1/ Portfolio total refund calculated from Inception date
variable annuity        through end of period. Index total return calculated
contract or             from May 1, 2000 through end of period.
variable life
insurance           /2/ The Standard & Poor's 500 Composite Index, an index of
policy, and             the stocks of approximately 500 large-capitalization
would be lower          U.S. companies. Results include reinvested dividends.
if they did.


Past performance
is important,
but it's no
guarantee of
future
performance.

             [SYMBOL] ----------------------------------------------------------

Who manages the     Herbert E. Ehlers is a managing director, senior portfolio
portfolio           manager and chief investment officer of the growth equity
                    investment team of Goldman Sachs. He joined the company in
[LOGO OF GOLDMAN    1997.
SACHS APPEARS
HERE]               Scott Kolar is a vice president and a portfolio manager of
                    Goldman Sachs. He joined the company as an equity analyst
The I-Net           in 1997 and became a portfolio manager in 1999.
Tollkeeper
Portfolio is        David G. Shell is a managing director and senior portfolio
managed by a        manager of Goldman Sachs. He joined the company as a
team of             portfolio manager in 1997.
portfolio
managers at
Goldman Sachs
Asset Management
(Goldman Sachs).
You'll find more
about Goldman
Sachs on page
77.

ABOUT THE
PORTFOLIOS          FINANCIAL SERVICES PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies

             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal strategy is to invest at least
portfolio           65% (80% by July 31, 2002) of its assets in equity
invests in          securities in the financial services sector.


A company is        The financial services sector includes banks, insurance
considered part     companies, brokerage firms, asset management firms,
of the financial    government sponsored agencies, and other investment-
services sector     related or finance-related companies.

if:
                    The manager uses a bottom-up investment approach, focusing
.. at least 50%      on company fundamentals and growth prospects when
  of its gross      selecting securities. The manager emphasizes companies it
  income or its     believes are strongly managed and will generate above-
  net sales come    average growth rates for the next 3 - 5 years. The manager
  from              will invest in securities it believes will rise in price
  activities in     faster than other securities.

  the sector; or
                    The manager focuses on markets and industries where
.. at least 50%      leadership is concentrated in a few companies, and
  of its assets     generally does not invest in slower-growing markets or
  are devoted to    industries. The manager looks for market-driven companies
  producing         they believe have superior technology to deliver products
  revenues from     and services that match customer needs.
  the sector; or

                 The manager places a greater emphasis on companies that
.. the manager       are increasing their revenue streams along with their
  believes,         earnings. The manager seeks companies that it believes can
  after             grow their revenues and earnings in a variety of interest
  completion of     rate environments - although securities prices of
  corporate         financial services companies generally are interest rate
  actions or        sensitive.
  developments
  announced
  prior to
  investment in
  a company,
  that a company
  would meet the
  above
  criteria.


This portfolio      The manager prefers companies that have both marketing
may invest up to    expertise and superior technology, because it believes
25% of its          these companies are more likely to deliver products that
assets in           match their customers' needs. The manager attempts to keep
foreign             the portfolio holdings well-diversified across the other
securities,         financial services sector. The manager adjusts portfolio
including           weightings depending on current economic conditions and
emerging market     relative valuations of securities.
countries. ADRs
and Canadian        The manager may also invest in derivatives (such as
issuers are         options) to help achieve the portfolio's investment goal.
excluded from
this limit.

             [SYMBOL] ----------------------------------------------------------

Risks you should    The Financial Services Portfolio may be affected by the
be aware of         following risks, among others:


The financial       . industry concentration - since the portfolio invests
services sector       principally in only one industry, it is subject to
is subject to         greater risk of loss as a result of adverse economic,
extensive             business or other developments than if its investments
government            were diversified across different industry sectors.


regulation,
which may change    . price volatility - the portfolio principally invests in
frequently and        equity securities, which may go up or down in value
impact the            sometimes rapidly and unpredictably. This portfolio may
portfolio             invest in small companies. The market prices of smaller
significantly.        companies tend to rise and fall more rapidly and have
                      larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.


                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.

                                                   FINANCIAL SERVICES PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

Risks you should    . changes in interest rates - securities prices of
be aware of           financial services companies are generally interest rate
(continued)           sensitive. The profitability of business in this sector
                      depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates as well as changes in general economic conditions.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . derivatives - such as options and futures contracts
                      derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio's volatility and reduce returns.


             [SYMBOL] ----------------------------------------------------------

The bar chart       Year by year total return (%)
shows how the       as of December 31 each year/1/
portfolio's
performance has       [GRAPH OF FINANCIAL SERVICES PORTFOLIO APPEARS HERE]
varied since
inception.                                  01
                                          ------
The table below                           (7.28)
the bar chart
compares            Best and worst quarterly performance during this period:
portfolio           4th quarter 2001: 7.24%; 3rd quarter 2001: (12.20)%
performance to
its benchmark       Average annual total return             Since Inception
index.              as of December 31, 2001/1/      1 year  (January 2, 2001)/2/
                    ------------------------------------------------------------
Returns do not      Financial Services Portfolio/1/  (7.28)%  (7.28)%
reflect fees and    Standard & Poor's 500 Composite
expenses of any     Stock Price Index/3/             (11.88)% (11.88)%
variable annuity
contract or         /1/ Total return for 2001 is for the period from January
variable life           2, 2001 (commencement of operations) to December 31,
insurance               2001.
policy, and
would be lower      /2/ Portfolio total return calculated from inception date
if they did.            through end of period. Index total return calculated
                        from January 1, 2001 through end of period.
Past performance
is important,       /3/ The Standard & Poor's 500 Composite Stock Price Index,
but it's no             an index of the stocks of approximately 500 large-
guarantee of            capitalization U.S. companies. Results include
future                  reinvested dividends.
performance.


For information
on how INVESCO
has managed
substantially
similar accounts
see page 87.


             [SYMBOL] ----------------------------------------------------------

Who manages the     Jeffrey G. Morris, CFA, is vice president of INVESCO. He
portfolio           joined INVESCO in 1992. Mr. Morris has a BS from Colorado
                    State University and an MS from the University of
[LOGO OF INVESCO    Colorado.

FUNDS APPEARS
HERE]               Joseph W. Skornicka, CFA, is a portfolio manager of
                    INVESCO. He joined INVESCO in 2001. Prior to that, Mr.
The Financial       Skornicka was a senior equity analyst and fund manager
Services            with Munder Capital Management and an assistant vice
Portfolio is        president for Comerica Incorporated. Mr. Skornicka has a
managed by          BA from Michigan State University and an MBA from the
INVESCO Funds       University of Michigan.
Group, Inc.
(INVESCO).
You'll find more
about INVESCO on
page 77.

ABOUT THE
PORTFOLIOS          HEALTH SCIENCES PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal


             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal strategy is to invest at least
portfolio           65% (80% by July 31, 2002) of its assets in equity
invests in          securities of companies in the health sciences sector.


A company is        These companies develop, produce or distribute products or
considered part     services related to health care. Such companies include,
of the health       but are not limited to, those involved with medical
sciences sector     equipment or supplies, pharmaceuticals, health care
if:                 facilities, and applied research and development of new
                    products or services.


.. at least 50%
  of its gross      The manager uses a bottom-up investment approach, focusing
  income or its     on company fundamentals and growth prospects when
  net sales come    selecting securities. The manager emphasizes companies it
  from              believes are strongly managed and will generate above-
  activities in     average growth rates for the next 3 - 5 years. The manager
  the sector; or    will invest in securities it believes will rise in price
                    faster than other securities.

.. at least 50%
  of its assets     The manager focuses on markets and industries where
  are devoted to    leadership is concentrated in a few companies, and
  producing         generally does not invest in slower-growing markets or
  revenues from     industries. The manager looks for market-driven companies
  the sector; or    it believes has superior technology to deliver products

                 and services that match customer needs.
.. the manager
  believes,         In selecting securities, the manager seeks to balance the
  after             portfolio with a blend of well-established health care
  completion of     companies and faster-growing, more dynamic companies.
  corporate
  actions or        Well established health care companies that typically
  developments      provide liquidity and earnings are generally expected to
  announced         be core holdings of the portfolio. For the rest of the
  prior to          portfolio, the manager will target innovative companies it
  investment in     believes have strong management and that have new products
  a company,        or the potential to increase their share of existing
  that a company    products.
  would meet the
  above             The manager may also invest in derivatives (such as
  criteria.         options) to help achieve the portfolio's investment goal.

This portfolio
may invest up to
25% of its
assets in
foreign
securities,
including
emerging market
countries.
American
Depositary
Receipts (ADRs)
and Canadian
issuers are
excluded from
this limit.


             [SYMBOL] ----------------------------------------------------------

Risks you should    The Health Sciences Portfolio may be affected by the
be aware of         following risks, among others:


The health          . industry concentration - since the portfolio invests
sciences sector       principally in only one industry, it is subject to
is subject to         greater risk of loss as a result of adverse economic,
extensive             business or other developments than if its investments
government            were diversified across different industry sectors.


regulation,
which may change    . price volatility - the portfolio principally invests in
frequently and        equity securities, which may go up or down in value
impact the            sometimes rapidly and unpredictably. This portfolio may
portfolio             invest in small companies. The market prices of smaller
significantly.        companies tend to rise and fall more rapidly and have
                      larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.


                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.


                    . regulatory impact - many faster-growing health care
                      companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

                                                      HEALTH SCIENCES PORTFOLIO

               [SYMBOL] --------------------------------------------------------

Risks you should      Many companies and/or their development of new products
be aware of           are funded or subsidized by governments or governmental
(continued)           agencies. Withdrawal or curtailment of such support
                      could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . derivatives - such as options and futures contracts
                      derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio's volatility and reduce returns.


             [SYMBOL] ----------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart
shows how the            [GRAPH OF HEALTH SCIENCES PORTFOLIO APPEARS HERE]
portfolio's
performance has
varied since                                01
inception.                                 -----
                                           (7.69)
The table below
the bar chart
compares            Best and worst quarterly performance during this period:
portfolio           2nd quarter 2001: 12.09%; 1st quarter 2001: (17.39)%
performance to
its benchmark       Average annual total return            Since Inception
index.              as of December 31, 2001/1/    1 year   (January 2, 2001)/2/
                    ------------------------------------------------------------
Returns do not      Health Sciences Portfolio/1/   (7.69)%  (7.69)%
reflect fees and    Standard & Poor's Composite
expenses of any     Stock Price Index/3/          (11.88)% (11.88)%
variable annuity    --------------------------------------------------------
contract or
variable life       /1/ Total return for 2001 is for the period from January
insurance policy,       2, 2001 (commencement of operations) to December 31,
and would be            2001.
lower if they
did.                /2/ Portfolio total return calculated from inception date
                        through end of period. Index total return calculated
Past performance        from January 1, 2001 through end of period.
is important,
but it's no         /3/ The Standard & Poor's 500 Composite Stock Price Index,
guarantee of future     an index of the stocks of approximately 500 large-
performance.            capitalization U.S. companies. Results include
                        reinvested dividends.
For information
on how INVESCO
has managed
substantially
similar accounts
see page 88.

             [SYMBOL] ----------------------------------------------------------

Who manages the     Thomas R. Wald, CFA, is a vice president of INVESCO.
portfolio           Before joining INVESCO in 1997, he was an analyst with
                    Munder Capital Management. Mr. Wald has a BA from Tulane
[LOGO OF INVESCO    University and an MBA from the University of Pennsylvania.
FUNDS APPEARS
HERE]

The Health
Sciences
Portfolio is
managed by
INVESCO Funds
Group, Inc.
(INVESCO).
You'll find more
about INVESCO on
page 77.

ABOUT THE
PORTFOLIOS          TECHNOLOGY PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal strategy is to invest at least
portfolio           65% (80% by July 31, 2002) of its assets in equity
invests in          securities in the technology-related sector.


A company is        Such companies include, but are not limited to, those
considered part     involved with applied technology, biotechnology,
of the              communications, computers, electronics, Internet, IT
technology          services and consulting, software, telecommunications
sector if:          equipment and services, office and factory automation,
                    networking, robotics and video.

.. at least 50%
  of its gross      The manager uses a bottom-up investment approach, focusing
  income or its     on company fundamentals and growth prospects when
  net sales come    selecting securities. The manager emphasizes companies it
  from              believes are strongly managed and will generate above-
  activities in     average growth rates for the next 3 - 5 years. The manager
  the sector; or    will invest in securities it believes will rise in price
                    faster than other securities.

.. at least 50%
  of its assets     The manager focuses on markets and industries where
  are devoted to    leadership is concentrated in a few companies, and
  producing         generally does not invest in slower-growing markets or
  revenues from     industries. The manager looks for market-driven companies
  the sector; or    it believes has superior technology to deliver products

                 and services that match customer needs.
.. the manager
  believes,         A core portion of the portfolio is expected to be invested
  after             in market-leading technology companies that the manager
  completion of     believes will maintain or improve their market share
  corporate         regardless of overall economic conditions. These companies
  actions or        are usually large, established firms that are leaders in
  developments      their field and have a strategic advantage over many of
  announced         their competitors. The remainder of the portfolio will
  prior to          consist of faster-growing, more volatile technology
  investment in     companies that the manager believes to be emerging leaders
  a company,        in their fields, including small companies.
  that a company
  would meet the    The manager may also invest in derivatives (such as
  above             options) to try to achieve the portfolio's investment
  criteria.         goal.


This portfolio
may invest up to
25% of its
assets in
foreign
securities,
including
emerging market
countries.
American
Depositary
Receipts (ADRs)
and Canadian
issuers are
excluded from
this limit.


             [SYMBOL]----------------------------------------------------------

Risks you should    The Technology Portfolio may be affected by the following
be aware of         risks, among others:


Many of the         . industry concentration - since the portfolio invests
products and          principally in only one industry, it is subject to
services in the       greater risk of loss as a result of adverse economic,
technology            business or other developments than if its investments
industry are          were diversified across different industry sectors.


subject to rapid
obsolescence,       . price volatility - the portfolio principally invests in
which may lower       equity securities, which may go up or down in value
the market value      sometimes rapidly and unpredictably. This portfolio may
of the                invest in small companies. The market prices of smaller
securities of         companies tend to rise and fall more rapidly and have
the companies in      larger price swings than larger companies because they
this sector.          may have fewer financial resources, limited product and
                      market diversification, and many are dependent on a few key managers.


                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                           TECHNOLOGY PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . derivatives - derive their value from the value of an
be aware of           underlying security, group of securities or an index.
(continued)           Derivatives could increase a fund's volatility and
                      reduce returns.



             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart           [GRAPH OF TECHNOLOGY PORTFOLIO APPEARS HERE]
shows how the
portfolio's                               01
performance has                        -------
varied since                           (40.94)
inception.
                    Best and worst quarterly performance during this period:
The table below     4th quarter 2001: 36.85%; 3rd quarter 2001: (39.60)%
the bar chart
compares            Average annual total return               Since Inception
portfolio           as of December 31, 2001        1 year   (January 2, 2001)/2/
performance to      -----------------------------------------------------------
its benchmark       Technology Portfolio/1/       (40.94)%  (40.94)%
index.              Standard & Poor's 500
                    Composite Stock Price
Returns do not      Index/3/                      (11.88)%  (11.88)%
reflect fees and
expenses of any     /1/ Total return for 2001 is for the period from January
variable annuity        2, 2001 (commencement of operations) to December 31,
contract or             2001.
variable life
insurance           /2/ Portfolio total return calculated from inception date
policy, and             through end of period. Index total return calculated
would be lower          from January 1, 2001 through end of period.
if they did.
                    /3/ The Standard & Poor's 500 Composite Stock Price Index,
Past performance        an index of the stocks of approximately 500 large-
is important,           capitalization U.S. companies. Results include
but it's no             reinvested dividends.
guarantee of
future performance


For information
on how INVESCO
has managed
substantially
similar accounts
see page 89.

             [SYMBOL] ---------------------------------------------------------

Who manages the     William R. Keithler, CFA, is senior vice president and
portfolio           director of sector management. He rejoined INVESCO in
                    1998. He previously worked at INVESCO from 1986 to 1993
[LOGO OF INVESCO    before joining Berger Associates in 1993. Mr. Keithler has
FUNDS APPEARS       19 years of investment experience, a BA from Webster
HERE]               College and an MS from the University of Wisconsin.


The Technology
Portfolio is
managed by
INVESCO Funds
Group, Inc.
(INVESCO).
You'll find more
about INVESCO on
page 77.

ABOUT THE
PORTFOLIOS          TELECOMMUNICATIONS PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital. Current
goal                income is of secondary importance.


             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal strategy is to invest at least
portfolio           65% (80% by July 31, 2002) of its assets in equity
invests in          securities of companies engaged in the telecommunications
                    sector. The companies may be located in the U.S. or around the world.

A company is
considered part     These companies include, but are not limited to, those
of the              that design, develop, manufacture, distribute, or sell
telecommunications  communication services and equipment and companies that
sector if:          are involved in supplying equipment or services to such
                    companies, such as companies that offer telephone service,
.. at least 50%      wireless communications, satellite communications,
  of its gross      television and movie programming, broadcasting and
  income or its     Internet access.

  net sales come
  from              The manager uses a bottom-up investment approach, focusing
  activities in     on company fundamentals and growth prospects when
  the sector; or    selecting securities. The manager emphasizes companies it
                    believes are strongly managed and will generate above-
.. at least 50%      average growth rates for the next 3 - 5 years. The manager
  of its assets     will invest in securities it believes will rise in price
  are devoted to    faster than other securities.

  producing
  revenues from     The manager focuses on markets and industries where
  the sector; or    leadership is concentrated in a few companies, and

                 generally does not invest in slower-growing markets or
.. the manager       industries. The manager looks for market-driven companies
  believes,         they believe have superior technology to deliver products
  after             and services that match customer needs.
  completion of
  corporate         The manager selects stocks based on its analysis of
  actions or        projected total returns for companies. The manager
  developments      analyzes country specific factors that might affect stock
  announced         performance or influence company valuation.
  prior to
  investment in     Normally, the portfolio will invest primarily in companies
  a company,        located in at least three different countries, although
  that a company    U.S. issuers are expected to dominate the portfolio often.
  would meet the    The manager emphasizes investment in companies it believes
  above             are strongly managed market leaders, with a lesser
  criteria.         weighting on smaller, faster growing companies that offer
                    new products or services and/or are increasing their market share.


                    The manager may also invest in derivatives (such as options) to help achieve the portfolio's investment goal.

             [SYMBOL] ---------------------------------------------------------

Risks you should    The Telecommunications Portfolio may be affected by the
be aware of         following risks, among others:


                    . industry concentration - since the portfolio invests
                      principally in only one industry, it is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio may invest in small companies. The market prices of smaller companies tend to rise and fall more rapidly and have larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.


                    . liquidity - investments in smaller companies have a
                      greater risk of being or becoming less liquid than other securities. Liquidity is the ability to sell securities at about carrying cost within a reasonable time.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                   TELECOMMUNICATIONS PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . emerging countries - investments in emerging market
be aware of           countries (such as many in Latin America, Asia, Middle
(continued)           East, Eastern Europe and Africa) may be riskier than in
                      developed markets for many reasons including smaller
This portfolio        market capitalizations, greater price volatility, less
may invest            liquidity, higher degree of political and economic
without limit in      instability, less governmental regulation of the financial
foreign               industry and markets, and less stringent reporting and
securities,           accounting standards and controls. Such investments may
including             also involve risk of loss resulting from problems in share
emerging market       registration and custody, especially in Eastern European
countries.            countries, including in particular Russia.


                    . derivatives - such as options and futures contracts
                      derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio's volatility or reduce returns.



             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart          [GRAPH OF TELECOMMUNICATIONS PORTFOLIO APPEARS HERE]
shows how the
portfolio's                                   01
performance has                            -------
varied since                               (46.72)
inception.
                    Best and worst quarterly performance during this period:
The table below     4th quarter 2001: 19.29%; 3rd quarter 2001: (37.55)%
the bar chart
compares            Average annual total return            Since Inception
portfolio           as of December 31, 2001        1 year   (January 1, 2001)/2/
performance to      -----------------------------------------------------------
its benchmark       Telecommunications
index.               Portfolio/1/                  (46.72)% (46.72)%
                    Standard & Poor's 500
Returns do not       Composite Stock Price
reflect fees and     Index/3/                      (11.88)% (11.88)%
expenses of any
variable annuity    /1/ Total return for 2001 is for the period from January
contract or             2, 2001 (commencement of operations) to December 31,
variable life           2001.
insurance
policy, and         /2/ Portfolio total return calculated from inception date
would be lower          through end of period. Index total return calculated
if they did.            from January 1, 2001 through end of period.

Past performance    /3/ The Standard & Poor's 500 Composite Stock Price Index,
is important,           an index of the stocks of approximately 500 large-
but it's no             capitalization U.S. companies. Results include
guarantee of            reinvested dividends.
future
performance.

For information
on how INVESCO
has managed
substantially
similar accounts
see page 90.

             [SYMBOL] ---------------------------------------------------------

Who manages the     Brian B. Hayward, CFA, is senior vice president of
portfolio           INVESCO. He joined the firm in 1997. Before joining
                    INVESCO he was a senior equity analyst at Mississippi
[LOGO OF INVESCO    Valley Advisors. Mr. Hayward has 15 years of investment
FUNDS APPEARS       experience, and both a BA and MA from the University of
HERE]               Missouri.

The
Telecommunications
Portfolio is
managed by
INVESCO Funds
Group, Inc.
(INVESCO).
You'll find more
about INVESCO on
page 77.

ABOUT THE
PORTFOLIOS          MULTI-STRATEGY PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks to provide a high total return from a
goal                portfolio of equity and fixed income securities. Total

                    return will consist of income plus realized and unrealized capital gains and losses.

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in a mix of equity and fixed income securities.
invests in
                    Equity securities, which usually make up about 60% of the
A portfolio that    portfolio, are principally the common stock of large and
invests in a mix    medium-sized U.S. companies. The portfolio may also invest
of fixed income     in preferred stock, warrants, rights and fixed income
and equity          securities that can be converted into equity securities.
securities tends    Fixed income securities of any credit rating, which
to be less          usually make up about 40% of the portfolio, are
volatile than a     principally bonds and notes issued by U.S. and foreign
portfolio that      companies and governments, and mortgage related securities
invests             including stripped mortgage related securities.

principally in
equities.           The management team allocates assets among equity and
                    fixed income securities using a variety of analytical
Duration is a       tools, and then periodically rebalances the portfolio to
mathematical        try to increase returns and reduce risk. The team will
measure of the      vary the percentage allocated to the two types of
average life of     securities depending on its analysis of market conditions.
a bond that

includes its        Within the equity portion of the portfolio, the team uses
yield, coupon,      the same three-step investment process it uses for the
final maturity      Equity Income Portfolio. That process includes research,
and call            valuation of companies using quantitative dividend
features. It's      analysis, and selection of individual stocks based on
often used to       their relative valuation.
measure the
potential           Within the fixed income portion of the portfolio, the team
volatility of a     sets duration objectives based on the yield curve,
bond's price,       allocates assets across a broad range of fixed income
and is              sectors, and then selects individual securities based on
considered a        research by a team of managers, analysts and traders. The
more accurate       average duration of the portfolio will usually be within
measure than        one year of the duration of the Lehman Brothers Aggregate
maturity of a       Bond Index. The index had an average duration of 5.14
security's          years on December 31, 2000.

sensitivity to
changes in          The team may use derivatives (such as options and futures
interest rates.     contracts) to try to increase returns, to try to hedge
                    against changes in interest rates or market declines, or to otherwise help achieve the portfolio's investment goal.
                    The team may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Multi-Strategy Portfolio invests in a mix of equity
be aware of         and fixed income securities. The portfolio may be affected by the following risks, among others:

This portfolio
may invest up to    . price volatility - the value of the portfolio changes as
10% of its            the prices of its investments go up or down. This
assets in             portfolio invests in large and medium-sized companies,
foreign fixed         which tend to have less volatile prices than smaller
income                companies. The portfolio may, however, invest in smaller
securities.           companies.

                    . changes in interest rates - the portfolio's fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                       MULTI-STRATEGY PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . derivatives and forward contracts - derivatives derive
be aware of           their value from the value of an underlying security, a
(continued)           group of securities or an index. Derivatives and forward
                      contracts could increase a portfolio's volatility and reduce returns.



             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart          [GRAPH OF MULTI-STRATEGY PORTFOLIO APPEARS HERE]
shows how the
portfolio's                   92    93     94      95    96
performance has              ----  ----  ------  -----  -----
varied over the              5.57  9.25  (1.50)  25.25  12.56
past 10 years.
                               97     98     99    00     01
The table below              -----  -----  ----  ----  ------
the bar chart                19.62  18.17  7.04  0.75  (1.15)
compares
portfolio
performance to      Best and worst quarterly performance during this period:
its benchmark       4th quarter 1998: 12.08%; 3rd quarter 2001: (7.05)%
indices.
                    Average annual total return
Returns do not      as of December 31, 2001        1 year   5 years   10 years
reflect fees and    ------------------------------------------------------------
expenses of any     Multi-Strategy Portfolio/1/    (1.15)%   8.55%      9.21%
variable annuity    Lehman Brothers Aggregate
contract or          Bond Index/2/                  8.42 %   7.43%      7.23%
variable life       Standard & Poor's 500
insurance            Composite Stock Price
policy, and          Index/3/                     (11.88)%  10.70%     12.93%
would be lower
if they did.        /1/ J.P. Morgan Investment Management Inc. began managing
                        the portfolio on January 1, 1994, and the investment
Past performance        objective and some investment policies changed at that
is important,           time. Another firm managed the portfolio before that
but it's no             date.
guarantee of
future              /2/ The Lehman Brothers Aggregate Bond Index, an index of
performance.            fixed income securities. Results include reinvested
                        dividends.

                    /3/ The Standard & Poor's 500 Composite Stock Price Index,
                        an index of the stocks of approximately 500 large-capitalization U.S. companies. Results include reinvested dividends.


             [SYMBOL] ---------------------------------------------------------

Who manages the     Henry Cavanna, managing director, is a senior equity
portfolio           portfolio manager in the U.S. equity and balanced accounts group. He joined J.P. Morgan in 1971 and his first
[LOGO OF J.P.       assignment was in pension administration. He began
MORGAN APPEARS      managing the Multi-Strategy Portfolio in 1997. He has a BA
HERE]               from Boston College and an LLB from the University of

                 Pennsylvania.
The Multi-
Strategy            Jay A. Gladieux, vice president, is a portfolio manager in
Portfolio is        the U.S. Fixed Income Group. He joined J.P. Morgan in
managed by a        1997, concentrating on aggregate market strategies. Prior
team of             to that, Mr. Gladieux spent 15 years at Morgan Stanley &
portfolio           Co., of which the last 13 years were in the fixed income
managers at         division focusing on the mortgage, derivative, and non-
J.P. Morgan         dollar businesses. Mr. Gladieux has a BA from Allegheny
Investment          College, and an MBA from the University of California,
Management Inc.     Berkeley.
(J.P. Morgan)
You'll find more    Eileen Cohen, vice president, is a portfolio manager in
about J.P.          the U.S. equity group. She joined J.P. Morgan in 2001 and
Morgan on page      previously worked for Chancellor Capital Management
77.                 (Chancellor). Ms. Cohen also worked for Chancellor's

                    successor firm INVESCO, Inc., where she was a large-cap portfolio manager and headed up the product manager group. Prior to joining Chancellor she was a partner with Buck Consulting. She holds both a BA and an MBA from the City University of New York.

ABOUT THE

PORTFOLIOS
                    LARGE-CAP CORE PORTFOLIO


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital and
goal                income.

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in common stocks of large and medium-sized U.S.
invests in          companies, but it may invest in small companies or in
                    companies located outside the U.S. that are listed on a U.S. stock exchange.

The portfolio       The portfolio is managed by a team of portfolio managers
manager tries to    who maintain industry sector weightings that are similar
achieve gross       to those of the Standard & Poor's 500 Composite Stock
income of 75% of    Price Index. The team moderately underweights or
the dividend        overweights sectors when it believes this will enhance
income generated    performance.
on the stocks
included in the     The team chooses companies to invest in within these
Standard and        industry sectors using a three-step process:
Poor's 500
Composite Stock     Research - the team looks at company prospects over the
Price Index.        short term as well as over a relatively long period -
When selecting      often as much as five years - to gain insight into a
stocks, however,    company's real growth potential.
the manager puts
more emphasis on    Valuation - the team ranks the companies in each industry
the potential       group according to their relative value using quantitative
for capital         earnings, cash flow and dividend analysis and forecasts.
appreciation        The more the team's estimated worth of a company exceeds
than on current     the current market price of its stock, the more
dividends.          undervalued it considers the company.

                    Stock selection - using the research and valuation rankings as a guide, the team buys stocks that are undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team considers a number of other criteria, including:

                    . events that could trigger a rise in a stock's price

                    . high potential reward compared with potential risk

                    . temporary mispricings caused by market overreactions.

                    The portfolio invests principally in dividend-paying common stock. It may also invest in other equity securities like non-dividend-paying common stock and preferred stock, and in fixed income securities that can be converted into equity securities.

                    The portfolio may invest in derivatives (such as index options and stock index futures contracts) to try to increase returns, to try to gain access to a market or as a substitute for buying the securities in the index.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Large-Cap Core Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio manager tries to control price volatility by investing in many different companies in a wide range of industries.

                                                  LARGE-CAP CORE PORTFOLIO


             [SYMBOL] ---------------------------------------------------------

Risks you should    . derivatives - such as options and futures contracts
be aware of           derive their value from the value of an underlying
(continued)           security, group of securities or an index. Derivatives
                      could increase a portfolio's volatility and reduce returns.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


             [SYMBOL] ---------------------------------------------------------


                 Year by year total return (%)
How the             as of December 31 each year/1/
portfolio
performed

                           [GRAPH OF LARGE-CAP CORE PORTFOLIO APPEARS HERE]
The bar chart
shows how the                     92     93     94      95    96
portfolio's                      ----   ----  ------  -----  -----
performance has                  5.36   8.29  (0.28)  31.66  19.43
varied over the
past 10 years.                     97     98     99     00      01
                                 -----  -----  -----  ------  ------

                              28.60  24.18  13.26  (6.71)  (8.87)
The table below
the bar chart       Best and worst quarterly performance during this period:
compares            4th quarter 1998: 21.81%; 3rd quarter 2001: (16.06)%
portfolio
performance to      Average annual total return
its benchmark       as of December 31, 2001          1 year   5 years 10 years
index.              ----------------------------------------------------------
                    Large-Cap Core Portfolio/1/       (8.87)%  8.99%   10.65%
Returns do not      Standard & Poor's 500 Composite
reflect fees and     Stock Price Index/2/            (11.88)% 10.70%   12.93%
expenses of any
variable annuity    /1/ J.P. Morgan Investment Management Inc. began managing
contract or             the portfolio on January 1, 1994, and some investment
variable life           policies changed at that time. Another firm managed
insurance               the portfolio before that date.
policy, and
would be lower      /2/ The Standard & Poor's 500 Composite Stock Price Index,
if they did.            an index of the stocks of approximately 500 large-
                        capitalization U.S. companies. Results include
Past performance        reinvested dividends.
is important,
but it's no
guarantee of
future
performance.

             [SYMBOL] ---------------------------------------------------------

Who manages the     Henry Cavanna, managing director, is a senior equity
portfolio           portfolio manager in the U.S. equity and balanced accounts group. He joined J.P. Morgan in 1971 and his first
[LOGO OF J.P.       assignment was in pension administration. He began
MORGAN              managing the Equity Income Portfolio in 1997, and has a BA
INVESTMENT]         from Boston College and an LLB from the University of
                    Pennsylvania.

The Large-Cap       Eileen Cohen, vice president, is a portfolio manager in
Core Portfolio      the U.S. equity group. She joined J.P. Morgan in 2001 and
is managed by a     previously worked for Chancellor Capital Management
team of             (Chancellor). Ms. Cohen also worked for Chancellor's
portfolio           successor firm INVESCO, Inc., where she was a large-cap
managers at         portfolio manager and headed up the product manager group.
J.P. Morgan         Prior to joining Chancellor she was a partner with Buck
Investment          Consulting. She holds both a BA and an MBA from the City
Management Inc.     University of New York.
(J.P. Morgan)
You'll find more
about J.P.
Morgan on page
77.

ABOUT THE
PORTFOLIOS          STRATEGIC VALUE PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal


             [SYMBOL] ---------------------------------------------------------

What the            The portfolio invests primarily in domestic and foreign
portfolio           equity securities (which may include preferred stocks,
invests in          common stocks, warrants and securities convertible into
                    common or preferred stocks) with the potential for long-
A P/E ratio is      term growth of capital using a "value" approach.

the relationship
between the         The approach emphasizes investments in companies that the
price of a stock    manager believes are undervalued relative to their
and its earnings    intrinsic worth. The manager measures value as a function
per share. This     of price/earnings (P/E) ratios and price/free cash flow.
figure is

determined by       The manager will typically seek attractively valued
dividing a          companies that are improving their free cash flow and
stock's market      improving their returns on invested capital. These
price by the        companies may also include special situations companies
company's           that are experiencing management changes and/or are
earnings per        temporarily out of favor.
share amount.
Price/free cash     The manager applies a "bottom-up" approach in choosing
flow is the         investments. In other words, the manager looks for
relationship        companies with earnings growth potential that may not be
between the         recognized by the market at large. If the manager is
price of the        unable to find such investments, a significant portion of
stock and the       the portfolio's assets may be in cash or similar
company's           investments.
available cash
from operations     Foreign securities are generally selected on a stock-by-
minus capital       stock basis without regard to any defined allocation among
expenditures.       countries or geographic regions. However, certain factors

                 such as expected levels of inflation, government policies
This Portfolio      influencing business conditions, the outlook for currency
may invest          relationships, and prospects for economic growth among
without limit in    countries, regions or geographic areas may warrant greater
foreign equity      consideration in selecting foreign securities. There are
and debt            no limitations on the countries in which the portfolio may
securities and      invest, and the portfolio may at times have significant
may invest up to    foreign exposure.
35% of its
assets in high-     The portfolio may also invest in debt securities and
yield or "junk"     indexed/structured securities, purchase securities on a
bonds.              when-issued, delayed delivery or forward commitment basis,

                    and purchase high-yield ("junk") bonds.

                    The manager may use derivatives (such as options and futures contracts) to try to increase returns, to try to hedge against changes in interest rates or market declines or to otherwise help achieve the portfolio's investment goal. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Strategic Value Portfolio may be affected by the
be aware of         following risks, among others:


                    . non-diversified - this portfolio is considered "non-
                      diversified" which means the portfolio may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                      STRATEGIC VALUE PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . credit - the portfolio could lose money if the issuer of
be aware of           a fixed income security is unable to meet its financial
(continued)           obligations or goes bankrupt. This portfolio may be
                      subject to more credit risk than certain other
This fund may be      portfolios, because it invests in high yield or "junk"
subject to more       bonds. These bonds are given a low credit rating by
credit risk than      Moody's (Ba and lower), or Standard & Poor's (BB and
certain other         lower), or have not been rated, but are of comparable
funds because of      quality. High-yield bonds are subject to credit risk,
its ability to        especially during periods of economic uncertainty or
invest in high-       during economic downturns, and are considered to be
yield                 mostly speculative in nature.
investments,
especially          . changes in interest rates - the value of the portfolio's
during periods        investments may fall when interest rates rise. This
of economic           portfolio may be sensitive to changes in interest rates
uncertainty or        because it may invest in fixed income securities with
economic              intermediate and long terms to maturity.
downturns.
                    . liquidity - high-yield/high-risk bonds may be less
                      liquid than higher quality investments. Liquidity is the ability to sell securities at about carrying cost within a reasonable time. A security with a lowered credit rating may be particularly difficult to sell.


                    . derivatives and forward contracts - derivatives derive
                      their value from the value of an underlying security, a group of securities or an index. Derivatives and forward contracts could increase a portfolio's volatility and reduce returns.


             [SYMBOL] ---------------------------------------------------------

How the
portfolio           Year by year total return (%)
performed           as of December 31 each year

The bar chart             [GRAPH OF STRATEGIC VALUE PORTFOLIO APPEARS HERE]
shows how the
portfolio's                                     01
performance has                               ------
varied since                                  (9.87)
inception.

The table below     Best and worst quarterly performance during this period:
the bar chart       4th quarter 2001: 13.08%; 3rd quarter 2001: (18.30)%
compares
portfolio           Average annual total return             Since Inception
performance to      as of December 31, 2001        1 year   (October 2, 2000)/1/
its benchmark       ------------------------------------------------------------
index.              Strategic Value Portfolio/1/   (9.87)%  (9.59)%
                    Standard & Poor's 500
Returns do not       Composite Stock Price
reflect fees and     Index/2/                     (11.88)%        %
expenses of with
any variable        /1/ Portfolio total return calculated from inception date
annuity contract        through end of period. Index total return calculated
or variable life        from October 1, 2000 through end of period.
insurance
policy, and         /2/ The Standard & Poor's 500 Composite Stock Price Index,
would be lower          an index of the stocks of approximately 2,500 mid-
if they did.            capitalization U.S. companies. Results include
                        reinvested dividends.
Past performance
is important,
but it's no
guarantee of
future
performance.

For information
on how Janus has
managed
substantially
similar accounts
see page 91.



             [SYMBOL] ---------------------------------------------------------

Who manages the     David Decker, CFA, vice president of Janus Capital
portfolio           Corporation, joined Janus in 1992, and is manager and
                    executive vice president of similar funds managed by
[LOGO OF JANUS      Janus. He also manages private accounts with a similar
APPEARS HERE]       strategic value strategy as well as other institutional
                    funds. He has a BA from Tufts University and an MBA from
The Strategic       Duke University.
Value Portfolio
is managed by
Janus Capital
Corporation
(Janus). You'll
find more about
Janus on page
78.

ABOUT THE
PORTFOLIOS          GROWTH LT PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal


             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in a large number of companies of any size, from
invests in          small emerging growth to well established companies. It
                    principally invests in common stock.

This portfolio      The manager looks for companies that have high potential
may invest some     for earnings growth that may not be recognized by other
of its assets in    investors. The manager generally does not limit security
foreign             selection to any industry sector or use other defined
companies.          selection procedures. The realization of income is not a
Investing           significant factor in considering portfolio securities.
globally offers

greater
diversification     The manager applies a "bottom-up" approach in choosing
because the         investments. In other words, the manager looks for
portfolio can       companies with earnings growth potential that may not be
take advantage      recognized by the market at large. If the manager is
of investment       unable to find such investments, a significant portion of
opportunities       the portfolio's assets may be in cash or similar
that are not        investments.
available in the
U.S.                Foreign securities are generally selected on a stock-by-
                    stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

This portfolio      The portfolio may also invest in debt securities and
may invest up       indexed/structured securities, purchase securities on a
to:                 when-issued, delayed delivery or forward commitment basis,
.. 10% of its        and purchase high-yield ("junk") bonds.
  assets in
  lower-rated,      The manager may use derivatives (such as options and
  high-yield        futures contracts) and forward contracts to try to
  ("junk") bonds    increase returns, to try to hedge against changes in
.. 25% of its        interest rates or market declines, or to otherwise help
  assets in         achieve the portfolio's investment goal. The manager may
  foreign           also use forward foreign currency contracts or derivatives
  investments       to hedge against changes in currency exchange rates.

                    The portfolio may invest in U.S. government securities, higher-quality corporate fixed income securities, money market instruments or repurchase agreements if the manager believes they have growth potential or cannot find equity investments that meet investment criteria.

             [SYMBOL] ----------------------------------------------------------

Risks you should    The Growth LT Portfolio may be affected by the following
be aware of         risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in companies that the manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.

                      This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                            GROWTH LT PORTFOLIO

             [SYMBOL]  ---------------------------------------------------------

Risks you should
be aware of         . derivatives and forward contracts - derivatives derive
(continued)           their value from an underlying security, a group of
                      securities or an index. Derivatives and forward contracts could increase volatility and reduce returns.


                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may invest in high-yield or "junk" bonds, which are given a low credit rating by Moody's (Ba and lower), or Standard & Poor's (BB and lower), or have not been rated, but are of comparable quality. High-yield bonds are subject to credit risk, especially during periods of economic uncertainty or economic downturns, and are considered to be mostly speculative in nature.


                    . liquidity - high yield bonds may be less liquid than
                      higher quality investments. Liquidity is the ability to sell securities at about carrying cost within a reasonable time. A security with a lowered credit rating may be particularly difficult to sell.


             [SYMBOL]  ---------------------------------------------------------


                 Year by year total return (%)
How the             as of December 31 each year/1/
portfolio
performed

                            [GRAPH OF GROWTH LT PORTFOLIO APPEARS HERE]
The bar chart
shows how the          94     95     96     97     98     99      00       01
portfolio's         -----  -----  -----  -----  -----  -----  -------  -------
performance has     13.25  36.75  17.87  10.96  58.29  98.08  (21.70)  (29.55)
varied since its
inception.

                    Best and worst quarterly performance during this period:

                    4th quarter 1999: 43.24%; 1st quarter 2001: (24.11)%


The table below     Average annual total
the bar chart       return as of December                   Since inception
compares            31, 2001              1 year   5 years  (January 4, 1994)/2/
portfolio           ------------------------------------------------------------
performance to      Growth LT Portfolio   (29.55)% 13.92%   16.97%
its current         Standard & Poor's
benchmark index.    500 Composite Stock

                 Price Index/3/       (11.88)% 10.70%   12.93%

Returns do not      /1/ Total return for 1994 is for the period from January
reflect fees and        4, 1994 (commencement of operations) to December 31,
expenses of any         1994.
variable annuity
contract or         /2/ Portfolio total return calculated from inception date
variable life           through end of period. Index total returns calculated
insurance               from January 1, 1994 through end of period.
policy, and
would be lower      /3/ The Standard & Poor's 500 Composite Stock Price Index,
if they did.            an index of the stocks of approximately 500 large-


                     capitalization U.S. companies. Results include
Past performance        reinvested dividends.
is important,
but it's no
guarantee of
future
performance.


             [SYMBOL]  ---------------------------------------------------------

Who manages the     Warren Lammert, III, CFA, vice president of Janus Capital
portfolio           Corporation, joined Janus in 1987 and is portfolio manager and executive vice president of similar funds managed by
[LOGO OF JANUS      Janus. He has been the manager of various growth-oriented
APPEARS HERE]       accounts since 1991. He has a BA from Yale University and
                    an MA (with distinction) from the London School of
The Growth LT       Economics.
Portfolio is
managed by Janus
Capital
Corporation
(Janus). You'll
find more about
Janus on page
78.

ABOUT THE
PORTFOLIOS          FOCUSED 30 PORTFOLIO

                    This Portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This Portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ---------------------------------------------------------

What the            The portfolio's principal investment strategy is to invest
portfolio           primarily in domestic and foreign equity securities
invests in          (including common stock, preferred stock, warrants, and
                    securities convertible into common or preferred stock) selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. The portfolio normally concentrates its investments in a core group of 20-30 common stocks.

                    The manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential that may not be recognized by the market at large. If the manager is unable to find such investments, a significant portion of the portfolio's assets may be in cash or similar investments.


                    Realization of income is not a significant consideration when choosing investments for the portfolio. Income realized on the portfolio's investments will be incidental to its objective.

                    Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the portfolio may invest and the portfolio may at times have significant foreign exposure.


                 The portfolio may also purchase securities on a when-
This portfolio      issued, delayed delivery or forward commitment basis, and
may invest          purchase high-yield ("junk") bonds.
without limit in
foreign equity
and debt            The manager may use derivatives (such as options and
securities and      future contracts) to try to increase returns, to try to
may invest up to    hedge against changes in interest rates or market
35% of its          declines, or to otherwise help achieve the portfolio's
assets in high-     investment goal. The manager may also use forward foreign
yield or "junk"     currency contracts or derivatives to hedge against changes
bonds.              in currency exchange rates.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Focused 30 Portfolio may be affected by the following
be aware of         risks, among others:


                    . non-diversified - the portfolio is considered "non-
                      diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in companies that the portfolio manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                           FOCUSED 30 PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should
be aware of         . credit - the portfolio could lose money if the issuer of
(continued)           a fixed income security is unable to meet its financial
                      obligations or goes bankrupt. This portfolio may be
This portfolio        subject to more credit risk than certain other
may be subject        portfolios, because it invests in high-yield or "junk"
to more credit        bonds. These bonds are given a low credit rating by
risk than             Moody's (Ba and lower), or Standard & Poor's (BB and
certain other         lower), or have not been rated, but are of comparable
portfolios            quality. High-yield bonds are subject to credit risk,
because of its        especially during periods of economic uncertainty or
ability to            economic downturns, and are considered to be mostly
invest in high-       speculative in nature.
yield
investments,        . changes in interest rates - the value of the portfolio's
especially            investments may fall when interest rates rise. This
during periods        portfolio may be sensitive to changes in interest rates
of economic           because it may invest in fixed income securities.
uncertainty or
economic            . liquidity - high-yield bonds may be less liquid than
downturns.            higher quality investments. Liquidity is the ability to
                      sell securities at about carrying cost within a reasonable time. A security with a lowered credit rating may be particularly difficult to sell.

                    . derivatives and forward contracts - derivatives derive
                      their value from the value of an underlying security, a group of securities or an index. Derivatives and forward contracts could increase a portfolio's volatility and reduce returns.


             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart
shows how the               [GRAPH OF FOCUSED 30 PORTFOLIO APPEARS HERE]
portfolio's
performance has                               01
varied since                                ------
inception.                                  (13.35)

The table below
the bar chart       Best and worst quarterly performance during this period:
compares            4th quarter 2001: 22.82%; 1st quarter 2001: (20.83)%
portfolio
performance to      Average annual total return             Since Inception
its benchmark       as of December 31, 2001        1 year   (October 2, 2001)/2/
index.              ------------------------------------------------------------
                    Focused 30 Portfolio/1/        (13.35)% (23.49)%
Returns do not      Standard & Poor's 500 Composite
reflect fees and     Stock Price Index/3/          (11.88)%        %
expenses of any
variable annuity    /1/ Total return for 2001 is for the period form January
contract or             2, 2001 (commencement of operations) to December 31,
variable life           2001.
insurance
policy, and         /2/ Portfolio total return calculated from inception date
would be lower          through end of period. Index total return calculated
if they did.            from October 1, 2000 through end of period.

Past performance    /3/ The Standard Poor's 500 Composite Stock Price Index,
is important,           an index of the stocks of approximately 500 large-
but it's no             capitalization U.S. companies. Results include
guarantee of            reinvested dividends.
future performance.

For information
on how Janus has
managed
substantially
similar accounts
see page 92.


              [SYMBOL] ---------------------------------------------------------


Who manages the
Portfolio           Ron Sachs, CFA, joined Janus in 1996, and is the manager
                    and executive vice president of a similar fund managed by
[LOGO OF JANUS      Janus. He also manages private accounts with a similar
APPEARS HERE]       aggressive growth strategy. He has a BA from Princeton and obtained his law degree from the University of Michigan.


The Focused 30
Portfolio is
managed by Janus
Capital
Corporation
(Janus). You'll
find more about
Janus on page
78.

ABOUT THE
PORTFOLIOS          MID-CAP VALUE PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks capital appreciation.
goal

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 80% of its assets in the common stocks of
invests in          medium-sized U.S. companies in the range of the Russell
                    Midcap Index that are believed to be undervalued based on
A company's         their return on total capital or equity. The Russell
"capitalization"    Midcap Index is composed of selected common stocks of
is a measure of     medium-sized U.S. companies.
its size.
Capitalization      The portfolio management team determines a company's value
is calculated by    by comparing its share price with its return on total
multiplying the     capital or equity. Companies are considered undervalued
current share       when their share price is lower than their estimated worth
price by the        or growth prospects.
number of shares
held by             The team attempts to identify undervalued securities using
investors.          traditional measures of value, including low price to
                    earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability. The team's global investment specialists apply both quantitative and qualitative analysis to securities selection. The team focuses on individual stock selection rather than on forecasting stock market trends.

This portfolio      The team may also invest in equity securities of larger
may invest up to    capitalization companies, investment grade fixed income
15% of its          securities, and foreign equity and fixed income
assets in           securities.
foreign
investments.
                    It may use borrowed money to make investments, which may include short selling securities it doesn't own. Selling short is the opposite of a typical stock market transaction. Instead of buying a stock and then selling it - hopefully at a higher price - you sell the stock first, and then buy it, hopefully at a lower price. In a short sale, you normally borrow the stock you're selling.

                    The team may use derivatives (such as options and futures contracts) to try to increase returns, to try to hedge against changes in interest rates or market declines, or to otherwise help achieve the portfolio's investment goal. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.


             [SYMBOL] ---------------------------------------------------------


Risks you should
be aware of         The Mid-Cap Value Portfolio may be affected by the
                    following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                        MID-CAP VALUE PORTFOLIO

              [SYMBOL] --------------------------------------------------------


Risks you should
be aware of         . derivatives and forward contracts - derivatives derive
(continued)           their value from the value of an underlying security, a
                      group of securities or an index. Derivatives and forward contracts could increase a portfolio's volatility and reduce returns.


                    . leveraging - leveraging, or using borrowed money to buy
                      securities, can magnify the gain - and the loss - on the security. The portfolio will be charged interest on any money it borrows. The lender will have priority over shareholders against the portfolio's assets.


              [SYMBOL] --------------------------------------------------------


                  Year by year total return (%)
How the              as of December 31 each year/1/
portfolio
performed

                          [GRAPH OF MID-CAP VALUE PORTFOLIO APPEARS HERE]
The bar chart
shows how the
portfolio's                              99     00     01
performance has                         ----  -----  -----
varied since its                        5.22  24.91  13.30
inception.

                     Best and worst quarterly performance during this period:

                     4th quarter 2001: 18.92%; 3rd quarter 1999: (14.64)%



The table below  Average annual total return                 Since inception
the bar chart    as of December 31, 2001     1 year 3 years (January 4, 1999)/2/
compares         ---------------------------------------------------------------
portfolio        Mid-Cap Value
performance to    Portfolio/1/                13.30% 14.22%  14.22%
its benchmark    Russell Midcap Index/3/     (5.62)%  6.50%   6.50%
index.


Returns do not       /1/ Total return for 1999 is for the period from January
reflect fees and         4, 1999 (commencement of operations) to December 31,
expenses of any          1999.
variable annuity
contract or          /2/ Portfolio total return calculated from inception date
variable life            through end of period. Index total returns calculated
insurance                from January 1, 1999 through end of period.
policy, and
would be lower       /3/ The Russell Midcap Index, an index of 800 of the
if they did.             smallest companies in the Russell 1000 Index. Results
                         include reinvested dividends.
Past performance
is important,
but it's no
guarantee of
future
performance.


              [SYMBOL] --------------------------------------------------------

Who manages the      Herbert W. Gullquist is chief investment officer and a
portfolio            managing Director of Lazard and a vice chairman of Lazard
                     Freres & Co. LLC. He joined Lazard in 1982. He is
                     responsible for monitoring all investment activity to
[LOGO OF LAZARD      ensure adherence to Lazard's investment philosophy and
ASSET MANAGEMENT     guidelines. He has a BA from Northwestern University.
APPEARS HERE]

                     Andrew Lacey is a director and a portfolio manager at
The Mid-Cap          Lazard and has seven years of investment experience. Prior
Value Portfolio      to becoming a full-time member of Lazard's equity team in
is managed by a      1996, Mr. Lacey worked part-time at Lazard from 1995 to
team of              1996 while attaining his MBA from Columbia University. He
portfolio            also has a B.A. from Wesleyan University.
managers at
Lazard Asset         Christopher Blake is a senior vice president and a
Management           portfolio manger at Lazard. He maintains a research focus
(Lazard). You'll     on U.S. consumer and commercial services stocks. Mr. Blake
find more about      joined Lazard in 1995 and has a BSBA in Finance from the
Lazard on page       University of Denver.
78.

ABOUT THE
PORTFOLIOS          INTERNATIONAL VALUE PORTFOLIO

             [SYMBOL] ---------------------------------------------------------


                 This portfolio seeks long-term capital appreciation
The investment      primarily through investment in equity securities of
goal                corporations domiciled in countries with developed

                    economies and markets other than the United States. Current income from dividends and interest will not be an important consideration.

             [SYMBOL] ---------------------------------------------------------


What the
portfolio           The Portfolio invests primarily in equity securities of
invests in          relatively large non-U.S. companies with market
                    capitalizations in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe,
                    Australasia and Far East Index that the portfolio manager believes are undervalued based on their earnings, cash flow or asset values. The portfolio may invest in American
                    Depositary Receipts (ADRs). The portfolio may also invest in companies in developed countries that are not included in the MSCI Index.


                    The portfolio will normally invest at least 80% of its total assets in equity securities of companies located in at least three different foreign countries. The allocation of the portfolio's assets among geographic sectors may shift from time to time based on the manager's judgment and its analysis of market conditions. The manager currently intends to invest the portfolio's assets primarily in companies based in developed markets. The portfolio may invest in derivatives, such as foreign currency transactions, forward foreign currency contracts or options, index options and futures, to help it achieve its investment goals.


                    The manager may sell a stock when it believes the issuer is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.


                    The manager may use derivatives (such as options and futures contracts) to try to increase returns, to try to hedge against changes in interest rates or market declines, or to otherwise help achieve the portfolio's investment goal. The manager may also use forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.


             [SYMBOL] ---------------------------------------------------------


Risks you should
be aware of         The International Value Portfolio may be affected by the
                    following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate or timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . derivatives, forward contracts and currency
                      transactions - derivatives, such as options and futures contracts, derive their value from the value of an underlying security, group of securities or an index. Derivatives, forward foreign currency contracts and foreign currency transactions could increase a portfolio's volatility and reduce returns.

                                                  INTERNATIONAL VALUE PORTFOLIO

             [SYMBOL] ---------------------------------------------------------


                 Year by year total return (%)
How the             as of December 31 each year/1/
portfolio
performed

                       [GRAPH OF INTERNATIONAL VALUE PORTFOLIO APPEARS HERE] The bar chart
shows how the                     92    93     94    95     96
portfolio's                     ------ -----  ----  -----  -----
performance has                 (9.78) 30.02  3.01  10.56  21.89
varied over the
past 10 years.                    97    98    99      00       01

                             ----  ----  -----  -------  -------
The table below                 9.28  5.60  22.82  (11.40)  (21.87)
the bar chart
compares            Best and worst quarterly performance during this period:
portfolio           1st quarter 1998: 12.52%; 3rd quarter 1998: (17.04)%
performance to
its benchmark       Average annual total return
index.              as of December 31, 2001           1 year   5 years 10 years
                    -----------------------------------------------------------
Returns do not      International Value Portfolio/1/  (21.87)% (0.38)% 4.79%
reflect fees and    MSCI EAFE Index/2/                (21.21)%   1.17% 4.76%
expenses of any
variable annuity    /1/ Lazard Asset Management began managing the portfolio
contract or             on January 1, 2001. Other firms managed the portfolio
variable life           before that date.
insurance
policy, and         /2/ The Morgan Stanley Capital International Europe,
would be lower          Australasia, Far East Index (MSCI EAFE Index), an
if they did.            index of stocks from 21 countries in Europe,
                        Australia, New Zealand and Asia. Results include
Past performance        reinvested dividends.
is important,
but it's no
guarantee of
future
performance.

For information
on how Lazard
has managed
substantially
similar accounts
see page 93.


             [SYMBOL] ---------------------------------------------------------


Who manages the
portfolio           Herbert W. Gullquist is chief investment officer and a
                    managing director of Lazard and a vice chairman of Lazard
[LOGO OF LAZARD     Freres & Co. LLC. He joined Lazard in 1982. He is
APPEARS HERE]       responsible for monitoring all investment activity to
                    ensure adherence to Lazard's investment philosophy and
                    guidelines. He has a BA from Northwestern University.
The International
Value Portfolio is  John R. Reinsberg is a managing director of Lazard. He is
managed by Lazard   responsible for international/global equity management and
Asset Management    overseeing the day-to-day operations of Lazard's
(Lazard). You'll    international equity investment team. He joined Lazard in
find more about     1991. Mr. Reinsberg has a BA from the University of
Lazard on page 78.  Pennsylvania and an MBA from Columbia University.


                    Ronald J. Saba is a director of Lazard and a portfolio manager. He has 18 years of investment experience and joined Lazard in 1996. He has a Bachelor of Commerce from McGill University, Montreal, and an MBA from the University of Chicago Graduate School of Business.

ABOUT THE
PORTFOLIOS          CAPITAL OPPORTUNITIES PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 65% (80% by July 31, 2002) of its assets
invests in          in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio capital appreciation focuses on companies which the manager believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


                    The manager uses a bottom-up, as opposed to a top-down, investment style in managing this portfolio. This means that securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the manager, with input from its large team of equity research analysts.

This portfolio      The portfolio may invest in foreign securities (including
may invest up to    emerging market securities), and may have exposure to
35% of its          foreign currencies through its investment in these
assets in           securities, its direct holdings of foreign currencies or
foreign             through its use of foreign currency exchange contracts for
securities,         the purchase or sale of a fixed quantity of a foreign
including those     currency at a future date.
of emerging
market              The manager may also invest in derivatives (such as index
countries.          options) to help achieve the portfolio's investment goal.

             [SYMBOL] ---------------------------------------------------------

Risks you should    The Capital Opportunities Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value sometimes rapidly and unpredictably. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . emerging countries - investments in emerging market
                      countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

                                                CAPITAL OPPORTUNITIES PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . derivatives - such as index options derive their value
be aware of           from the value of an underlying security, group of
(continued)           securities or an index. Derivatives could increase a
                      portfolio's volatility and reduce returns.


             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart          [GRAPH OF CAPITAL OPPORTUNITIES PORTFOLIO APPEARS HERE]
shows how the
portfolio's                                     01
performance has                              -------
varied since                                 (15.54)
inception.

The table below     Best and worst quarterly performance during this period:
the bar chart       4th quarter 2001: 18.04%; 3rd quarter 2001: (25.33)%
compares
portfolio           Average annual total return             Since Inception
performance to      as of December 31, 2001        1 year   (January 2, 2001)/2/
its benchmark       -----------------------------------------------------------
index.              Capital Opportunities
                     Portfolio                     (15.54)% (15.54)%
Returns do not      Standard & Poor's 500
reflect fees and     Composite Stock Price
expenses of any      Index/3/                      (11.88)% (11.88)%
variable annuity
contract or         /1/ Total return for 2001 is for the period from January
variable life           2, 2001 (commencement of operations) to December 31,
insurance               2001.
policy, and
would be lower      /2/ Portfolio total return calculated from inception date
if they did.            through end of period. Index total return calculated
                        from January 1, 2001 through end of period.
Past performance
is important,       /3/ The Standard & Poor's 500 Composite Stock Price Index,
but it's no             an index of the stocks of approximately 500 large-
guarantee of future     capitalization U.S. companies. Results include
performance.            reinvested dividends.


For information
on how MFS has
managed
substantially
similar accounts
see page 94.

             [SYMBOL] ---------------------------------------------------------

Who manages the     Maura A. Shaughnessy, CFA, is a senior vice president of
portfolio           MFS and has been employed in the investment management
                    area of MFS since 1991. Before joining MFS, Ms.
[LOGO OF MFS        Shaughnessy was an analyst at Harvard Management Co. She
APPEARS HERE]       has a BS from Colby College and an MBA from Dartmouth

                 College.
The Capital
Opportunities
Portfolio is
managed by a
team of
portfolio
managers at MFS
Investment
Management
(MFS). You'll
find more about
MFS on page 78.

ABOUT THE
PORTFOLIOS          MID-CAP GROWTH PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies




             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal


             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 65% (80% by July 31, 2002) of its assets
invests in          in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for
A company's         those securities, of companies with medium market
"capitalization"    capitalizations that the portfolio manager believes have
is a measure of     above-average growth potential.
its size.
Capitalization      Medium market capitalization companies are companies with
is calculated by    market capitalizations equaling or exceeding $250 million
multiplying the     but not exceeding the top of the Russell Midcap Growth
current share       Index range at the time of the investment. Companies whose
price by the        market capitalizations fall below $250 million or exceed
number of shares    the top of that index range after purchase continue to be
held by             considered medium-capitalization companies for purposes of
investors.          the portfolio's 65% investment policy. These criteria are
                    subject to change depending on market conditions. The manager generally expects that it will invest primarily in companies with market capitalizations in excess of $1 billion. The portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.


This portfolio      The manager uses a bottom-up investment style in managing
may invest up to    this portfolio. This means that securities are selected
20% of its          based upon fundamental analysis (such as an analysis of
assets in           earnings, cash flows, competitive position and
foreign             management's abilities) performed by the manager, with
securities,         input from its team of equity research analysts.
including those
of emerging         The portfolio may invest in foreign securities (including
market              emerging market securities) through which it may have
countries.          exposure to foreign currencies. The manager may use
                    derivatives (such as options and futures contracts) to try to achieve the fund's investment goal.


                    The manager may use derivatives (such as options and futures contracts) to try to achieve the portfolio's investment goal.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Mid-Cap Growth Portfolio may be affected by the
be aware of         following risks, among others:


                    . non-diversified - the portfolio is considered "non-
                      diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Investment in medium capitalization companies may be riskier and more volatile than investment in companies with larger market capitalizations. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                       MID-CAP GROWTH PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . emerging countries - investment in emerging market
be aware of           countries (such as many in Latin America, Asia, the
(continued)           Middle East, Eastern Europe and Africa) may be riskier
                      than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.


                    . derivatives - derive their value from the value of an
                      underlying security, a group of securities or an index. Derivatives could increase a portfolio's volatility and reduce returns.


                [SYMBOL] -------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart
shows how the            [GRAPH OF MID-CAP GROWTH PORTFOLIO APPEARS HERE]
portfolio's
performance has                                  01
varied since                                  -------
inception.                                    (18.81)

The table below
the bar chart       Best and worst quarterly performance during this period:
compares            4th quarter 2001: 27.86%; 3rd quarter 2001: (34.69)%
portfolio
performance to      Average annual total return           Since Inception
its benchmark       as of December 31, 2001      1 year   (January 2, 2001)/2/
index.              ----------------------------------------------------------
                    Mid-cap Growth
                     Portfolio/1/                (18.81)% (18.81)%
                    Russell Midcap
                     Growth Index/3/             (20.15)% (20.15)%


Returns do not      /1/ Total return for 2001 is for the period from January
reflect fees and        2, 2001 (commencement of operations) to December 31,
expenses of any         2001.
variable annuity
contract or         /2/ Portfolio total return calculated from inception date
variable life           through end of period. Index total return calculated
insurance               from January 1, 2001 through end of period.
policy, and
would be lower      /3/ The Russell Midcap Growth Index, an index consisting
if they did.            of 800 of the smallest companies in the Russell 1000
                        Index. Results include reinvested dividends.
Past performance
is important,
but it's no
guarantee of
future
performance.

For information
on how MFS has
managed
substantially
similar accounts
see page 95.


                [SYMBOL] -------------------------------------------------------

Who manages the     Mark Regan is a senior vice president of MFS and has been
portfolio           employed in the investment management area of MFS since
                    1989. Before joining MFS, Mr. Regan was a research analyst
[LOGO OF MFS        for Eaton Vance Corp. He has a BS from Cornell University
APPEARS HERE]       and an MS from Massachusetts Institute of Technology.

The Mid-Cap         David E. Sette-Ducati is a senior vice president of MFS.
Growth Portfolio    Mr. Sette-Ducati has been employed in the investment
is managed by a     management area of MFS since 1995. Before joining MFS,
team of             Mr. Sette-Ducati was an analyst with Lehman Brothers Inc.
portfolio           and an associate with Nicoletti & Company. He has a BA
managers at MFS     from Williams College and an MBA from Dartmouth College.
Investment
Management
(MFS). You'll
find more about
MFS on page 78.

ABOUT THE
PORTFOLIOS          GLOBAL GROWTH PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal


             [SYMBOL] ---------------------------------------------------------

What the            The Portfolio's principal investment strategy is to
portfolio           invest, under normal market conditions, at least 65% (80%
invests in          by July 31, 2002) of its assets in common stocks and
                    related equity securities, such as preferred stock,
Foreign growth      convertible securities and depositary receipts, of
companies are       companies in three distinct market sectors:


companies
located in more     . U.S. emerging growth companies that the manager believes
developed             are either early in their life cycle but which have the
securities            potential to become major enterprises, or are major
markets (such as      enterprises whose rates of earnings growth are expected
Australia,            to accelerate because of special factors, such as
Canada, Japan,        rejuvenated management, new products, changes in
New Zealand and       consumer demand, or basic changes in the economic
Western European      environment.

countries).
                    . Foreign growth companies that the manager believes have
Emerging market       favorable growth prospects and attractive valuations
countries are         based on current and expected earnings and cash flow.
typically less        The manager generally seeks to purchase foreign growth
developed             securities of companies with relatively large
economically          capitalizations relative to the market in which they are
than                  traded.
industrialized
countries and       . Emerging market securities are securities of issuers
may offer high        whose principal activities are located in emerging
growth potential      market countries.
as well as
considerable        Under normal market conditions, the portfolio invests in
investment risk.    at least three different countries, one of which may be
These countries     the U.S.

are generally
located in Latin    The manager may use derivatives (such as options and
America, Asia,      futures contracts) to try to achieve the portfolio's
the Middle East,    investment goal.

Eastern Europe
and Africa.

             [SYMBOL] ---------------------------------------------------------

Risks you should    The Global Growth Portfolio may be affected by the
be aware of         following risks, among others:


                    . non-diversified - the portfolio is considered "non-
                      diversified" because it may invest in securities of a fewer number of issuers than other portfolios. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments.

                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value sometimes rapidly and unpredictably. This portfolio invests in companies that the team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are "undervalued." Small emerging growth companies may be more susceptible to larger price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                        GLOBAL GROWTH PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . emerging countries - investment in emerging market
be aware of           countries (such as many in Latin America, Asia, the
(continued)           Middle East, Eastern Europe and Africa) may be riskier
                      than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investment may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.


                    . derivatives - derive their value from the value of an
                      underlying security, a group of securities or an index. Derivatives could increase a fund's volatility and reduce returns.


             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart
shows how the       [GRAPH OF GLOBAL GROWTH PORTFOLIO APPEARS HERE]
portfolio's
performance has                                  01
varied since                                  -------
inception.                                    (14.97)

The table below
the bar chart       Best and worst quarterly performance during this period:
compares            4th quarter 2001: 12.18%; 3rd quarter 2001: (18.67)%
portfolio
performance to      Average annual total return            Since Inception
its benchmark       as of December 31, 2001       1 year   (January 2, 2001)/2/
index.              -----------------------------------------------------------
                    Global Growth Portfolio/1/    (14.97)% (14.97)%
Returns do not      MSCI All Country World Free
reflect fees and     Index/3/                     (16.82)% (16.82)%
expenses of any
variable annuity    /1/ Total return for 2001 is for the period from January
contract or             2, 2001 (commencement of operations) to December 31,
variable life           2001.
insurance
policy, and         /2/ Portfolio total return calculated from inception date
would be lower          through end of period. Index total return calculated
if they did.            from January 1, 2001 through end of period.

Past performance    /3/ The MSCI All Country World Free Index, an index of
is important,           stocks from 23 developed markets and 26 emerging
but it's no             markets. Results include reinvested dividends.
guarantee of future
performance.

For information
on how MFS has
managed
substantially
similar accounts
see page 96.



             [SYMBOL] ---------------------------------------------------------

Who manages the     John E. Lathrop, CFA, is a senior vice president at MFS.
portfolio           Mr. Lathrop has been employed in the investment management area of MFS since 1994. Before joining MFS, Mr. Lathrop
[LOGO OF MFS        was an equity research analyst and account controller at
APPEARS HERE]       the Putnam Companies. He has a BA from Northwestern
                    University and an MBA from Cornell University.
The Global
Growth Portfolio    David A. Antonelli is senior vice president and director
is managed by a     of international equity research at MFS. Mr. Antonelli has
team of             been employed in the investment management area of MFS
analysts, led by    since 1991. He has a BS from Pennsylvania State University
the portfolio       and an MBA from the Wharton School at the University of
managers at MFS     Pennsylvania.
Investment
Management
(MFS). You'll
find more about
MFS on page 78.

ABOUT THE
PORTFOLIOS          EQUITY INDEX PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks to provide investment results that
goal                correspond to the total return of common stocks that are
                    publicly traded in the United States.


             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in companies that are included in and
invests in          representative of the Standard & Poor's 500 Composite
                    Stock Price Index as a whole. The Standard & Poor's 500
                    Composite Stock Price Index is an index of the stocks of approximately 500 large-capitalization U.S. companies. The portfolio principally invests in common stock.


                    The goal of an index fund is to mirror the performance of a specific index. Because individual investment selection is virtually eliminated, active portfolio management is not required.


                    The management team has two objectives:


                    . match the returns of the index before taking into
                      account portfolio costs
                    The portfolio usually holds between 400 and 500 of the stocks in the index and tries to match its industry weightings. Since the portfolio generally invests in securities that are included in the index, it has similar risk characteristics and performance. The team periodically reviews and rebalances the portfolio's investments to more closely track the performance of the index. It will not, however, actively manage the portfolio or carry out a financial analysis of its holdings.

                    The team frequently uses index future contracts as a substitute for securities and to provide equity exposure to the portfolio's cash position.


                    Portfolio returns will likely be lower than the index because of transaction costs and other expenses the portfolio has to pay. The portfolio's ability to match the returns of the index will also depend on the size of the portfolio, its cash flow, and how easy it is to sell the investments it holds.

                    . lower transaction costs
                    This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

                    The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                    The manager may also invest in derivatives (such as index options and futures contracts) to help achieve the portfolio's investment goal.


             [SYMBOL] ----------------------------------------------------------

Risks you should    The Equity Index Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio primarily invests in large companies, which sometimes have less volatile prices than smaller companies.

                                                         EQUITY INDEX PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

Risks you should    . stock market - The portfolio is not actively managed,
be aware of           and invests in securities included in the index
(continued)           regardless of their investment merit. The team cannot
                      change this investment strategy, even temporarily to protect the portfolio from loss during poor economic conditions. This means the portfolio is susceptible to a general decline in the U.S. stock market.


                    . derivatives - such as index options and futures
                      contracts derive their value from the value of an underlying index. Derivatives could increase a portfolio's volatility and reduce returns.


             [SYMBOL] ----------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1,3/
performed
                          [GRAPH OF EQUITY INDEX PORTFOLIO APPEARS HERE]
The bar chart
shows how the                     92    93    94    95     96
portfolio's                      ----  ----  ----  -----  -----
performance has                  6.95  9.38  1.05  36.92  22.36
varied over the
past 10 years.                   97     98     99     00       01
                               -----  -----  -----  ------  -------
                               32.96  28.45  20.59  (9.29)  (12.15)

                    Best and worst quarterly performance during this period:

                    4th quarter 1998: 21.31%; 3rd quarter 2001: (14.73)%


                    Average annual total return
                    as of December 31, 2001          1 year   5 years 10 years
                    ----------------------------------------------------------
The table below     Equity Index Portfolio/2/        (12.15)% 10.42%  12.51%
the bar chart       Standard & Poor's 500 Composite
compares             Stock Price Index/3/            (11.88)% 10.70%  12.93%
portfolio
performance to      /1/ Total return for 1991 is for the period from January
its benchmark           30, 1991 (commencement of operations) to December 31,
index.                  1991.

Returns do not      /2/ Mercury Advisors began managing the portfolio on
reflect fees and        January 1, 2000. Another firm managed the portfolio
expenses of any         before that date.
variable annuity
contract or         /3/ The Standard & Poor's 500 Composite Stock Price Index,
variable life           an index of the stocks of approximately 500 large-
insurance               capitalization U.S. companies. Results include
policy, and             reinvested dividends.
would be lower
if they did.


Past performance
is important,
but it's no
guarantee of
future
performance.

             [SYMBOL] ----------------------------------------------------------

Who manages the     The Equity Index Portfolio is managed by the Quantitative
portfolio           Strategies Division of Mercury Advisors (Mercury). You'll
                    find more about Mercury on page 79.

[LOGO OF MERCURY
ADVISORS APPEARS
HERE]

ABOUT THE
PORTFOLIOS          SMALL-CAP INDEX PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies



             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks investment results that correspond to
goal                the total return of an index of small capitalization

                    companies.

             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in companies that are included in the Russell 2000
invests in          Index. It principally invests in common stock.

                    The goal of an index fund is to mirror the performance of a specific index. Because individual investment selection is virtually eliminated, active portfolio management is not required and transaction costs are reduced.


                    The management team has two objectives:



                 . match the returns of the index before taking into
The Russell 2000      account portfolio costs
Index is an         The portfolio can invest in any number of the stocks in
index of the        the index and tries to match its industry weightings.
2,000 smallest      Since the portfolio generally invests in securities that
companies listed    are included in the index, it has similar risk
in the Russell      characteristics and performance. The team periodically
3000 Index.         reviews and rebalances the portfolio's investments to more closely track the performance of the index. It will not, however, actively manage the portfolio or carry out a financial analysis of its holdings.

                    The team frequently uses index futures contracts as a substitute for securities and to provide equity exposure to the portfolio's cash position.


                    Portfolio returns will likely be lower than the index because of transaction costs and other expenses the portfolio has to pay. The portfolio's ability to match the returns of the index will also depend on the size of the portfolio, its cash flow, and how easy it is to sell the investments it holds.

                    . lower transaction costs
                    This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

                    The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                    The manager may also invest in derivatives (such as index options and futures contracts) to help achieve the portfolio's investments goal.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Small-Cap Index Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in small-cap companies, which tend to have higher price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                                                      SMALL-CAP INDEX PORTFOLIO

               [SYMBOL] -------------------------------------------------------

Risks you should    . stock market - The portfolio is not actively managed,
be aware of           and invests in securities included in the index
(continued)           regardless of their investment merit. It cannot modify
                      its investment strategy to respond to changes in the economy, which means the portfolio is susceptible to a general decline in the U.S. stock market.


                    . derivatives - such as index options and futures
                      contracts derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio's volatility and reduce returns.


             [SYMBOL] ---------------------------------------------------------


                 Year by year total return (%)
How the             as of December 31 each year/1,3/
portfolio
performed             [GRAPH OF SMALL-CAP INDEX PORTFOLIO APPEARS HERE]


The bar chart                         99     00      01
shows how the                        -----  ------  ----
portfolio's                          19.36  (3.61)  1.74
performance has
varied since its    Best and worst quarterly performance during
inception.          this period:

                    4th quarter 2001: 21.12%; 3rd quarter 2001:
                    (20.77)%


The table below
the bar chart     Average annual total return               Since inception
compares          as of December 31, 2001   1 year  3 years (January 4, 1999)/2/
portfolio         --------------------------------------------------------------
performance to    Small-Cap Index
its benchmark      Portfolio/1/,/3/         (1.74)%  5.40%     5.40%
index.
                  Russell 2000 Index/4/       2.49%  6.42%         %
Returns do not
reflect fees and    /1/ Total return for 1999 is for the period from January
expenses of any         4, 1999 (commencement of operations) to December 31,
variable annuity        1999.
contract or
variable life       /2/ Portfolio total return calculated from inception date
insurance               through end of period. Index total return calculated
policy, and             from January 1, 1999 through end of period.
would be lower
if they did.        /3/ Mercury Advisors began managing the portfolio on
                        January 1, 2000. Another firm managed the portfolio
Past performance        before that date.
is important,
but it's no         /4/ The Russell 2000 Index, an index of the 2,000 smallest
guarantee of            companies listed in the Russell 3000 Index. Results
future                  include reinvested dividends.
performance.


             [SYMBOL] ---------------------------------------------------------

Who manages the     The Small-Cap Index Portfolio is managed by the
portfolio           Quantitative Strategies Division of Mercury Advisors
                    (Mercury). You'll find more about Mercury on page 79.

[LOGO OF MERCURY
ASSET
MANAGEMENT APPEARS HERE]

ABOUT THE
PORTFOLIOS          REIT PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies




                [SYMBOL] -------------------------------------------------------

The investment      This portfolio seeks current income and long-term capital
goal                appreciation.


                [SYMBOL] -------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 65% of its assets in income-producing
invests in          equity securities of U.S. and non-U.S. companies
                    principally engaged in the U.S. real estate industry.

Real estate         The portfolio focuses on real estate investment trusts, as
investment          well as real estate operating companies, that invest in a
trusts (REITs)      variety of property types and regions including office and
and real estate     industrial buildings, apartments, manufactured homes and
operating           hotels.

companies are
entities that       The management team uses a "top-down" process to determine
own portfolios      how assets are allocated. The team focuses on key regional
of real estate.     criteria that include demographic and macroeconomic
REITs invest        factors like population, employment, household formation
primarily in        and income. When selecting securities, the team uses a
properties that     "bottom-up" process that emphasizes underlying asset
produce income      values, values per square foot and property yields.


and in real
estate-related      The team may use derivatives (such as options) to try to
loans or            increase returns, and futures contracts, interest rate
interests.          derivative products and structured notes to try to hedge
                    against changes in interest rates.
This portfolio
may invest up to
10% of its
assets in
foreign
investments.


                [SYMBOL] -------------------------------------------------------


Risks you should    The REIT Portfolio may also be affected by the following
be aware of         risks, among others:


The portfolio is    . price volatility - the portfolio principally invests in
considered to be      equity securities, which may go up or down in value,
"non-diversified"     sometimes rapidly and unpredictably. This portfolio
because it may        invests principally in companies participating in the
invest in             real estate industry. The prices of these companies are
securities of a       affected by real estate cycles, cash flows, availability
fewer number of       of mortgage financing, changes in interest rates,
issuers than          overbuilding, property taxes and operating expenses,
other                 environmental regulation and changes in zoning laws and
portfolios. This      regulations.


increases the
risk that its       . real estate investment trusts (REITs) - REITs expose the
value could go        portfolio to the risks of the real estate market. For
down because of       example, some REITs may invest in a limited number of
the poor              properties, in a narrow geographic area, or in a single
performance of a      property type, which increases the risk that the
single                portfolio could be unfavorably affected by the poor
investment or         performance of a single investment. Borrowers could
small number of       default on or sell investments the REIT holds, which
investments.          could reduce the cash flow needed to make distributions
                      to investors. In addition, a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                                 REIT PORTFOLIO

             [SYMBOL] ----------------------------------------------------------


Risks you should    . derivatives - such options and futures contracts derive
be aware of           their value from the value of an underlying security,
(continued)           group of securities or an index. Derivatives could
                      increase a portfolio's volatility and reduce returns.


             [SYMBOL] ----------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed


The bar chart                 [GRAPH OF REIT PORTFOLIO APPEARS HERE]
shows how the
portfolio's                               99     00     01
performance has                         ------  -----  ----
varied since its                        (0.01)  32.77  8.55
inception.

The table below     Best and worst quarterly performance during this period:
the bar chart       2nd quarter 2000: 12.74%; 3rd quarter 1999: (7.89)%
compares
portfolio           Average annual
performance to      total return as of                     Since inception
its benchmark       December 31, 2001       1 year 3 years (January 4, 1999)/2/
index.              -----------------------------------------------------------
                    REIT Portfolio/1/        8.55% 12.98%  12.98%
Returns do not      NAREIT Equity
reflect fees and     Index/3/               13.93% 11.15%  11.15%
of any variable     -----------------------------------------------------------
annuity contract    /1/ Total return for 1999 is for the period from January
or variable life        4, 1999 (commencement of operations) to December 31,
insurance               1999.
policy, and
would be lower      /2/ Portfolio total return calculated from inception date
if they did.            through end of period. Index total return calculated
                        from January 1, 1999 through end of period.
Past performance
is important,       /3/ The North American Real Estate Investment Trust
but it's no             (NAREIT) Equity Index, an index of all tax-qualified
guarantee of            REITs listed on the New York Stock Exchange, American
future                  Stock Exchange and NASDAQ. Results include reinvested
performance.            dividends.


             [SYMBOL] ----------------------------------------------------------

Who manages the     Theodore Bigman, managing director, joined MSAM in 1995
portfolio           and manages its global real estate securities investment
                    business. Before joining MSAM, he was a director at CS
[LOGO OF MORGAN     First Boston, where he established and managed the firm's
STANLEY APPEARS     REIT effort, and had primary responsibility for
HERE]               $2.5 billion of initial public offerings by REITs. He has
                    a BA from Brandeis University and an MBA from Harvard

                 University.
The REIT
Portfolio is        Douglas A. Funke, principal, joined Morgan Stanley & Co.
managed by          Incorporated (Morgan Stanley), MSAM's affiliate, in 1993
Morgan Stanley      and MSAM in 1995. He is responsible for the research
Asset Management    efforts of MSAM's real estate securities investment
(MSAM). You'll      business. Before joining MSAM, he was a member of
find more about     Morgan Stanley's interest rate and foreign exchange risk
MSAM on page 79.    management group, where he assisted in more than

                $3 billion of structured financings and firm-related risk
                    management projects. He has a BA from the University of Chicago.

ABOUT THE
PORTFOLIOS          INFLATION MANAGED PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks to maximize total return consistent
goal                with prudent investment management.


             [SYMBOL] ---------------------------------------------------------

What the            The portfolio's principal investment strategy is to invest
portfolio           at least 65% (80% by July 31, 2002) of its assets in fixed
invests in          income securities. Normally, the portfolio focuses on
                    investment in inflation-indexed bonds such as Treasury
Total return is     Inflation Protection Securities ("TIPS") which are issued
made up of          by the U.S. government. It is expected that the amount
coupon income       invested in or exposed to inflation-indexed bonds (either
plus any gains      through cash market purchases, forward commitments or
or losses in the    derivative instruments) normally will be equivalent to 80-
value of            90% of the net assets of the portfolio. Inflation-indexed
portfolio           bonds are fixed income securities whose principal value or
securities.         coupon payments are periodically adjusted according to an
                    inflation index. If the index measuring inflation falls,
Duration is a       the principal value of inflation-indexed bonds and/or
mathematical        interest payable on such bonds tends to fall. Principal
measure of the      investments may include:
average life of
a bond that         . Inflation-indexed bonds issued by the U.S. government,
includes its          its agencies, government-sponsored enterprises, non-U.S.
yield, coupon,        governments and U.S. and foreign companies;
final maturity      . Mortgage-related securities, including stripped
and call              mortgage-related securities;
features. It's      . Other fixed income securities, including corporate bonds
often used to         and notes, asset-backed securities, money market
measure the           instruments; and
potential           . Derivative instruments and forward commitments relating
volatility of a       to the above securities.
bond's price,
and is              When selecting securities, the manager:
considered a
more accurate       . decides what duration to maintain. The manager uses
measure than          duration management as a fundamental part of the
maturity of a         management strategy for this portfolio. Generally, the
bond's                manager expects the portfolio's average duration to be
sensitivity to        within 3 years (plus or minus) of the portfolio's
changes in            benchmark index duration.
market (or
nominal)            . decides how to allocate among short, intermediate and
interest rates.       long duration issues and how much should be invested in
                      U.S. government, corporate, mortgage-related, and
The factors that      foreign securities as well as derivative instruments
will most             relating to such securities. The manager uses analytical
influence the         systems it has developed to help select securities that
portfolio's           meet yield, duration, maturity, credit and other
performance are       criteria.
actual and
expected            . chooses companies to invest in by carrying out credit
inflation rates,      analysis of each potential investment, which may include
as well as            meetings or periodic contact with the company's
changes in real       management.
and nominal
interest rates.     . frequently uses derivatives (such as options, futures
(A real interest      contracts and swap agreements) and forward commitments
rate is the           as a substitute for securities, to try to increase
nominal interest      returns or to hedge against changes in interest rates or
rate less             to otherwise try to achieve the portfolio's investment
expected              goal. The manager may also use derivatives to hedge
inflation.)           against changes in currency exchange rates. A
                      substantial portion of the portfolio is expected to be
This portfolio        invested in forward purchase commitments on inflation-
may invest up to      indexed bonds.
20% of its
assets in
foreign
investments
denominated in
foreign
currencies. This
limit does not
apply to dollar-
denominated
foreign
securities,
including ADRs.

This portfolio
may invest up to
10% of its
assets in lower-
rated, high-
yield ("junk")
bonds.


             [SYMBOL] ---------------------------------------------------------

Risks you should    Since the Inflation Managed Portfolio principally invests
be aware of         in fixed income securities, it may be affected by the
                    following risks, among others:

When real           . changes in interest and inflation rates - the value of
interest rates        inflation-indexed bonds is expected to change in
go up, the value      response to changes in real interest rates. Bonds with
of inflation-         longer durations tend to be more sensitive to changes in
indexed bonds         interest rates, giving them more price volatility than
will tend to go       bonds with shorter durations. If the index measuring
down and when         inflation falls, the principal value of inflation-
real interest         indexed bonds and/or interest payable on such bonds
rates go down,        tends to fall.
the value of
such bonds will     . credit - the portfolio could lose money if the issuer of
tend to go up.        a fixed income security is unable to meet its financial
Similarly, the        obligations or goes bankrupt. The portfolio may invest
value of non-         in high yield ("junk") bonds, which have low credit
inflation-            ratings by Moody's (Ba and lower), or Standard & Poor's
indexed bonds is      (BB and lower), or have not been rated but are of
expected to           comparable quality. High yield bonds are especially
change in             subject to credit risk during periods of economic
response to           uncertainty or downturns, and are considered to be
changes in            mostly speculative in nature. This portfolio is subject
nominal interest      to less credit risk than most other bond portfolios
rates. As
nominal interest
rates go up, the
value of such
bonds will tend
to go down.

                                                    INFLATION MANAGED PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    because it principally invests in fixed income securities
be aware of         issued or guaranteed by the U.S. government, its agencies
(continued)         and government-sponsored enterprises and in other high
                    quality bonds.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


The use of          . derivatives and forward contracts - derivatives derive
derivatives and       their value from the value of an underlying security, a
forward               group of securities or an index. Use of derivatives and
commitments may       forward commitments could reduce returns and increase
also create           the portfolio's volatility. Derivatives and forward
leverage risk.        commitments are particularly sensitive to counterparty
To mitigate           risk.
leverage risk,
the manager will    . mortgage-related securities - can be paid off early if
segregate liquid      the owners of underlying mortgages pay off their
assets or             mortgages sooner than scheduled. If interest rates are
otherwise cover       falling, the portfolio will be forced to reinvest this
transactions          money at lower yields. Conversely, if interest rates
that may give         rise, the duration of such securities tends to extend,
rise to such          making them more sensitive to changes in interest rates.
risk.




             [SYMBOL] ---------------------------------------------------------


                 Year by year total return (%)
How the             as of December 31 each year/1/
portfolio
performed               [GRAPH OF INFLATION MANAGED PORTFOLIO APPEARS HERE]


The bar chart                    92     93      94     95     96
shows how the                   -----  -----  ------  -----  ----
portfolio's                     7.52   10.79  (5.10)  18.81  2.94
performance has
varied over the                  97     98      99     00     01
past 10 years.                  ----   ----   ------  -----  ----
                                9.48   9.24   (1.95)  11.85  4.27


                    Best and worst quarterly performance during this period:

                    2nd quarter 1995:  5.56%; 1st quarter 1994 : (3.73)%


                    Average annual total return
                    as of December 31, 2001              1 year 5 years 10 years
                    ------------------------------------------------------------
The table below     Inflation Managed Portfolio/1/          4.27%  6.46%   6.58%
the bar chart       Lehman Brothers Government Bond
compares             Index/2/                               7.24%  7.40%   7.14%
portfolio           Lehman Brothers Global/Real: U.S.
performance to       TIPS Index/3/                          7.90%  N/A     N/A
its current and
prior benchmark     /1/ During the periods shown above, the portfolio operated
indices.                under the name Government Securities Portfolio and had
                        a different investment focus. Effective May 1, 2001,
Returns do not          the portfolio changed its name and investment focus as
reflect fees and        reflected in this prospectus. For information on how
expenses of any         PIMCO has managed substantially similar accounts to
variable annuity        the Inflation Managed Portfolio, with its new
contract or             investment focus, see page 93.
variable life
insurance policy,   /2/ The Lehman Brothers Government Bond Index, an index of
and would be            fixed income securities issued by the U.S. government
lower if they           and its agencies.
did.
                    /3/ The Lehman Brothers Global/Real: U.S. TIPS Index,
Past performance        (formerly called the Lehman Brothers Inflation Linked
is important,           Treasury Index), an index of all outstanding Treasury
but it's no             inflation protected securities issued by the U.S.
guarantee of            government. Results include reinvested dividends.
future
performance.




             [SYMBOL] ---------------------------------------------------------

Who manages the     John B. Brynjolfsson, CFA, executive vice president,
portfolio           joined PIMCO in 1990. He is the portfolio manager of
                    similar funds advised by PIMCO. Mr. Brynjolfsson has 14
[LOGO OF PIMCO      years of investment experience and is co-author of
APPEARS HERE]       Inflation-Protection Bonds and co-editor of The Handbook

                 of Inflation-Indexed Bonds. He has a bachelor's degree
The Inflation       from Columbia College and an MBA from the MIT Sloan School
Managed             of Management.
Portfolio is
managed by
Pacific
Investment
Management
Company LLC
(PIMCO). You'll
find more about
PIMCO on page
79.

ABOUT THE
PORTFOLIOS          MANAGED BOND PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks to maximize total return consistent
goal                with prudent investment management.


             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest at least 65% (80% by July 31, 2002) of its assets
invests in          in fixed income securities with varying terms to maturity.
                    The securities will principally be medium to high-quality, investment grade securities. These securities include principally:


Total return is     . U.S. treasury bonds and notes, or options or futures on
made up of            them
coupon income
plus any gains      . mortgage-related securities, including stripped
or losses in the      mortgage-related securities
value of
portfolio           . corporate bonds and notes
securities.
                    . commercial paper and other money market instruments
Duration is a
mathematical        . fixed income securities issued by foreign governments
measure of the        and companies that are denominated in U.S. dollars or
average life of       foreign currencies, some of which may be issued by
a bond that           governments in emerging market countries.
includes its
yield, coupon,      The manager may also invest in high-yield ("junk") bonds.
final maturity
and call            When selecting securities, the manager:
features. It's
often used to       . decides what duration to maintain. Duration management
measure               is a fundamental part of the management strategy for
potential             this portfolio. The portfolio usually maintains an
volatility of a       average duration of three to seven years, varying within
bond's price,         this range based on the manager's outlook on the economy
and is                and interest rates. The manager then decides what
considered a          proportion of securities in the portfolio should have
more accurate         among short, intermediate and long duration issues.
measure than
maturity of a       . decides how to allocate how much should be invested in
bond's                U.S. government securities, foreign bonds, U.S.
sensitivity to        corporate bonds and U.S mortgage-related securities.
changes in
market (or          . uses an analytical system developed by the manager to
nominal)              help select government and other securities that meet
interest rates.       yield, duration, maturity and other criteria.


This portfolio      . chooses companies to invest in by carrying out a credit
may invest up         analysis of each potential investment, which may include
to:                   meetings or periodic contact with the company's
.. 10% of its          management.
  assets in
  lower-rated,      . frequently uses derivatives (such as options, futures
  high-yield          contracts and swap agreements) and forward commitments
  ("junk") bonds      as a substitute for securities, to try to increase
.. 20% of its          returns or to hedge against changes in interest rates or
  assets in           to otherwise try to achieve the portfolio's investment
  foreign             goal. The manager may also use derivatives to hedge
  investments         against changes in currency exchange rates.
  denominated in
  foreign
  currencies


             [SYMBOL] ---------------------------------------------------------

Risks you should    Since the Managed Bond Portfolio principally invests in
be aware of         fixed income securities, it may be affected by the

                 following risks, among others:
The price of
bonds that are      . changes in interest rates - the value of the portfolio's
denominated in        investments may fall when interest rates rise. Changes
foreign               in interest rates may have a significant effect on this
currencies is         portfolio, because it may invest in securities with
affected by the       medium or long terms to maturity and may use interest-
value of the          sensitive derivatives. Bonds with longer durations tend
U.S. dollar. In       to be more sensitive to changes in interest rates,
general, as the       usually making them more volatile than bonds with
value of the          shorter durations.
U.S. dollar
rises, the U.S.     . credit - the portfolio could lose money if the issuer of
dollar price of       a fixed income security is unable to meet its financial
a foreign bond        obligations or goes bankrupt. This portfolio may invest
will fall. As         in high yield (junk) bonds, which are given a low credit
the value of the      rating by Moody's (Ba and lower), or Standard & Poor's
U.S. dollar           (BB and lower), or have not been rated, but are of
falls, the U.S.       comparable quality. High-yield bonds are subject to
dollar value of       credit risk, especially during periods of economic
a foreign bond        uncertainty or during economic downturns, and are
will rise.            considered to be mostly speculative in nature.

                                                         MANAGED BOND PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . foreign investments - may be riskier than U.S.
be aware of           investments for many reasons, including changes in
(continued)           currency exchange rates, unstable political and economic
                      conditions, a lack of adequate and timely company
This portfolio        information, differences in the way securities markets
may invest up         operate, relatively lower market liquidity, less
to:                   stringent financial reporting and accounting standards
.. 10% of its          and controls, less secure foreign banks or securities
  assets in           depositories than those in the U.S., and foreign
  lower-rated,        controls on investment.


  high-yield
  ("junk") bonds    . derivatives and forward contracts - derivatives derive
.. 20% of its          their value from the value of an underlying security, a
  assets in           group of securities or an index. Use of derivatives and
  foreign             forward commitments could reduce returns and increase
  investments         the portfolio's volatility. Derivatives and forward
  denominated in      commitments are particularly sensitive to counterparty
  foreign             risk.


  currencies
                    . mortgage-related securities - can be paid off early if
                      the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.


             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year
performed

The bar chart             [GRAPH OF MANAGED BOND PORTFOLIO APPEARS HERE]
shows how the
portfolio's                    92      93        94       95      96
performance has              ------  -------  -------  -------  ------
varied over the               8.68    11.63    (4.36)   19.04    4.25
past 10 years.
                               97      98        99       00      01
The table below              ------  -------  -------  -------  ------
the bar chart                 9.92    9.20     (1.91)   11.53    7.33
compares
portfolio
performance to      Best and worst quarterly performance during this period:
its benchmark       3rd quarter 2001: 5.61%; 1st quarter 1994: (2.98)%:
index.
                    Average annual total return
Returns do not      as of December 31, 2001            1 year 5 years 10 years
reflect fees and    ----------------------------------------------------------
expenses of any     Managed Bond Portfolio             7.33%  7.10%   7.33%
variable annuity    Lehman Brothers Government/Credit
contract or         Index/1/                           8.51%  7.36%   7.27%
variable life
insurance           /1/ The Lehman Brothers Government/Credit Index, an index
policy, and             of government and corporate fixed income securities.
would be lower          Results include reinvested dividends.
if they did.

Past performance
is important,
but it's no
guarantee of
future
performance.


             [SYMBOL] ---------------------------------------------------------

Who manages the     This portfolio is managed by a team led by William H.
portfolio           Gross.


[LOGO OF PIMCO      William H. Gross, CFA, managing director and chief
APPEARS HERE]       investment officer, was a founding partner of PIMCO in
                    1971. Mr. Gross has over 30 years of investment experience
The Managed Bond    and is the author of Bill Gross on Investing. Mr. Gross
Portfolio is        has an MBA from UCLA Graduate School of Business.
managed by
Pacific
Investment
Management
Company LLC
(PIMCO). You'll
find more about
PIMCO on page
79.

ABOUT THE
PORTFOLIOS          MONEY MARKET PORTFOLIO

             [SYMBOL] --------------------------------------------------------

The investment      This portfolio seeks current income consistent with
goal                preservation of capital.


             [SYMBOL] --------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in money market instruments that the portfolio
invests in          manager believes have limited credit risk. These
                    investments principally include commercial paper and U.S.
The Money Market    government obligations. The portfolio may also invest in
Portfolio           asset-backed money market instruments and foreign money
invests at least    market instruments denominated in U.S. dollars. The
95% of its          portfolio's dollar-weighted average term to maturity will
assets in money     not exceed 90 days.
market
instruments that    The manager looks for money market instruments with the
have been given     highest yields within the highest credit rating
the highest         categories, based on the evaluation of credit risk and
credit rating       interest rates.
for short-term
debt securities,    Unlike many money market funds, the Money Market Portfolio
or have not been    is not managed to maintain a constant net asset value.
rated, but are      Instead, the net asset value will change with the value of
of comparable       the investments in the portfolio.
quality.

             [SYMBOL] --------------------------------------------------------

Risks you should    The Money Market Portfolio generally has the least
be aware of         investment risk of the Pacific Select Fund portfolios
                    because its principal investment strategy is to invest in
                    short-term securities that are either government
An investment in    guaranteed or have very high credit ratings. The value of
the portfolio is    the portfolio may, however, be affected by the following
not a bank          risks:
deposit, and it
is not insured      . changes in interest rates - the value of the portfolio's
or guaranteed by      investments may fall when interest rates rise. Short-
the Federal           term money market instruments generally are affected
Deposit               less by changes in interest rates than fixed income
Insurance             securities with longer terms to maturity.

Corporation or
any other           . credit - the portfolio could lose money if the issuer of
government            a money market instrument is unable to meet its
agency. It's          financial obligations or goes bankrupt.

possible to lose
money by
investing in the
portfolio.

                                                         MONEY MARKET PORTFOLIO

             [SYMBOL] --------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year
performed

                           [GRAPH OF MONEY MARKET PORTFOLIO APPEARS HERE]
The bar chart
shows how the                    92      93      94      95      96
portfolio's                     ----    ----    ----    ----    ----
performance has                 3.22    2.58    3.76    5.54    5.07
varied over the
past 10 years.                   97      98      99      00      01

                             ----    ----    ----    ----    ----
The table below                 5.28    5.29    4.94    6.18    3.86
the bar chart
compares            Best and worst quarterly performance during this period:
portfolio           4th quarter 2000: 1.61%; 4th quarter 2001: 0.56%
performance to
its benchmark       Average annual total return
index.              as of December 31, 2001       1 year    5 years   10 years
                    ----------------------------------------------------------
Returns do not      Money Market Portfolio        3.86%     5.11%     4.57%
reflect fees and    Merrill Lynch 3-month
expenses of any      U.S. T-Bill Index/1/         4.42%     5.20%     4.86%
variable annuity
contract or         7-day yield ending December 31, 2001: 1.70%
variable life
insurance           /1/ The Merrill Lynch 3-month U.S. T-Bill Index, an index
policy, and             comprised of a single Treasury bill purchased at the
would be lower          beginning of the month and held for a full month then
if they did.            sold and rolled into a newly selected issue. Results
                        include reinvested dividends.
Past performance
is important,
but it's no
guarantee of
future
performance.

             [SYMBOL] --------------------------------------------------------

Who manages the     Dale Patrick is a portfolio manager and senior investment
portfolio           analyst at Pacific Life. He joined the company in 1985,
                    and has managed the Money Market Portfolio since 1994. He
[LOGO OF PACIFIC    is also responsible for trading public bonds, managing
LIFE APPEARS        short-term fixed income securities, and jointly managing a
HERE]               total return fund. Mr. Patrick has a BA from the
                    University of Colorado and an MBA from the University of
The Money Market    California, Irvine.
Portfolio is
managed by          Brendan Collins, CFA, is a portfolio manager and senior
Pacific Life        investment analyst at Pacific Life. He joined the company
Insurance           in 1996 and since 1998 has been with Pacific Life's
Company (Pacific    portfolio management group. He is also responsible for
Life). You'll       trading public bonds, managing short-term investments, and
find more about     administering Pacific Life's derivatives book, along with
Pacific Life on     assisting with Pacific Financial Product's credit
page 76.            derivative investments. Prior to joining Pacific Life,
                    Mr. Collins spent 5 years with Pacific Investment
                    Management Company in their mortgage and corporate operations area. He has a BA from California State
                    University, Fullerton.

ABOUT THE
PORTFOLIOS          HIGH YIELD BOND PORTFOLIO


             [SYMBOL] --------------------------------------------------------

The investment      This portfolio seeks a high level of current income.
goal


             [SYMBOL] --------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in fixed income securities with lower and medium-
invests in          quality credit ratings and intermediate to long terms to
                    maturity.

                    Securities principally include high yield ("junk") bonds
Bonds are given     and notes. The portfolio may also invest in fixed income
a credit rating     securities that can be converted into equity securities,
based on the        and preferred stocks and bonds of foreign issuers that are
issuer's ability    denominated in U.S. dollars.
to pay the

quoted interest
rate and            When selecting securities, the manager focuses on:

maturity value
on time.            . seeking high yields while addressing risk by looking for securities that offer the highest yields for their
The High Yield        credit rating.
Bond Portfolio
invests             . seeking gains by looking for securities that may be more
principally in        creditworthy than their credit rating indicates. This
high yield or         involves an analysis of each potential security, and may
"junk" bonds,         include meeting with the company's management team.
which are given
a low credit        . reducing credit risk by investing in many different
rating by             issuers in a wide range of industries.
Moody's (Ba and
lower), or          The managers may temporarily change these strategies if
Standard &          they believe that economic conditions make it necessary to
Poor's (BB and      maintain liquidity or to try to protect the portfolio from
lower), or have     potential loss. In this case, the portfolio may invest in
not been rated,     U.S. government securities, higher-quality corporate fixed
but are of          income securities or money market securities, which may
comparable          prevent the portfolio from achieving its investment goal.
quality. High
yield bonds are
considered to be
mostly
speculative in
nature.

This gives the
portfolio more
credit risk than
the other bond
portfolios, but
also gives it
the potential
for higher
income.

             [SYMBOL] --------------------------------------------------------

Risks you should    Since the High Yield Bond Portfolio's principal strategy
be aware of         is to invest in low and medium quality fixed income
                    securities, it may be affected by the following risks, among others:

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than the other bond portfolios, because it invests principally in high yield
                      (junk) bonds. These bonds are given a low credit rating by Moody's (Ba and lower), or Standard & Poor's (BB and lower), or have not been rated, but are of comparable quality. High-yield bonds are subject to credit risk, especially during periods of economic uncertainty or during economic downturns, and are considered to be mostly speculative in nature.


                    . changes in interest rates - the value of the portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities with intermediate and long terms to maturity.

                    . liquidity - high-yield bonds may be less liquid than
                      higher quality investments. Liquidity is the ability to sell securities at about carrying cost within a reasonable time. A security with a lowered credit rating may be particularly difficult to sell.

                                                      HIGH YIELD BOND PORTFOLIO

             [SYMBOL] -------------------------------------------------------

Risks you should    . foreign investments - may be riskier than U.S.
be aware of           investments for many reasons, including changes in
(continued)           currency exchange rates, unstable political and economic
                      conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.



             [SYMBOL] -------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year
performed


The bar chart               [GRAPH OF HIGH YIELD BOND PORTFOLIO HERE]
shows how the
portfolio's                     92      93      94       95     96
performance has               -----   -----   -----   ------  -----
varied over the               18.72   18.01    0.42    18.87  11.31
past 10 years.
                                97      98      99      00      01
                              -----   -----   -----   ------  -----
The table below                9.44    2.46    2.90   (3.72)   1.35
the bar chart
compares            Best and worst quarterly performance during this period:
portfolio           1st quarter 1992: 6.42%; 3rd quarter 2001 : (6.81)%
performance to
its benchmark       Average annual total return
index.              as of December 31, 2001       1 year   5 years  10 years
                    --------------------------------------------------------
Returns do not      High Yield Bond
reflect fees and     Portfolio                    1.35%    2.40%    7.68%
expenses of any     CS First Boston Global
variable annuity     High Yield Bond Index/1/     5.80%    3.25%    7.85%
contract or
variable life       /1/ The CS First Boston Global High Yield Bond Index, an
insurance               index designed to mirror the performance of the global
policy, and             high-yield bond market. Results include reinvested
would be lower          dividends.
if they did.


             [SYMBOL] -------------------------------------------------------

Who manages the     Simon Lee is a vice president of Pacific Life. He joined
portfolio           the company in 1985 and has shared management

                 responsibility for the High Yield Bond Portfolio since
Past performance    1995. He also manages Pacific Life's high yield and
is important,       convertible bond assets. He has both a BA and an MBA from
but it's no         Loyola Marymount University.
guarantee of
future              Michael Long is an assistant vice president of Pacific
performance.        Life. He joined Pacific Life in 1994 as an investment

                analyst. He was promoted to his current position in 1998.
[LOGO OF PACIFIC    Mr. Long has 16 years experience in the financial and
LIFE APPEARS        securities industry, including 6 years in investment
HERE]               analyst positions at Franklin Resources, Inc., Bradford
                    and Marzec, Inc., and Great Northern Annuity, prior to

                 joining Pacific Life. He has a BA from the University of
The High Yield      California, Davis and an MBA from Pepperdine University.
Bond Portfolio
is managed by       Lori A. Johnstone, CFA, is an assistant vice president of
Pacific Life        Pacific Life. Ms. Johnstone joined Pacific Life in 1990 as
Insurance           an investment analyst in high yield securities and
Company (Pacific    emerging markets. She was promoted to assistant vice
Life). You'll       president in 1998. Ms. Johnstone has 13 years financial
find more about     industry experience including experience at a regional
Pacific Life on     broker dealer with a focus on portfolio management and in
page 76.            the high yield bond investment group at Columbia Savings.

                    She has a BS from the University of Southern California and an MBA from San Diego State University.

ABOUT THE
PORTFOLIOS          EQUITY INCOME PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks current income. Capital growth is of
goal                secondary importance.


             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest primarily in common stocks of large U.S. companies,
invests in          with a focus on value stocks that offer the potential for
                    current income and may also offer the potential for capital growth. Value stocks are those that the manager believes are currently undervalued by the market.

The portfolio       To determine whether to buy or sell investments, the
may invest up to    portfolio manager will consider, among other factors, a
20% of its          company's financial strength, competitive position in its
assets in           industry, projected future earnings, cash flows and
foreign             dividends.
securities that
are principally     The portfolio will normally invest at least 65% (80% by
traded outside      July 31, 2002) of its assets in common stocks and other
the U.S.,           equity investments. The manager may invest in foreign
including those     securities (including emerging market securities),
of emerging         preferred stocks, convertible securities, and fixed income
market              securities, including high yield ("junk") bonds.


countries.
American            The manager may use derivatives (such as options, futures
Depositary          contracts, swaps and warrants) to try to increase returns,
Receipts (ADRs)     for hedging purposes, as a substitute for securities, or
are excluded        to otherwise help achieve the portfolio's investment goal.
from this limit.    The manager may use foreign currency contracts or
                    derivatives to hedge against changes in currency exchange
The portfolio       rates.

may invest up to
20% of its net
assets in lower-
rated high-yield
("junk") bonds.

             [SYMBOL] ----------------------------------------------------------

Risks you should    The Equity Income Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . emerging countries - investments in emerging market
                      countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.


                    . derivatives and forward contracts - derivatives derive
                      their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility and reduce returns.

                                                        EQUITY INCOME PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

Risks you should    . changes in interest rates - the value of the
be aware of           portfolio's investments may fall when interest rates
(continued)           rise. This portfolio may be sensitive to changes in
                      interest rates because it may invest in fixed income securities.


                    . credit - the portfolio could lose money if the issuer
                      of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it may invest in high-yield or "junk" bonds. These bonds are given a low credit rating by Moody's (Ba and lower), or have not been rated, but are of comparable quality. High yield bonds are subject to credit risk, especially during periods of economic uncertainty or during economic downturns, and are considered to be mostly speculative in nature.


             [SYMBOL] ----------------------------------------------------------

Who manages the     The Putnam Large-Cap Value Team has day-to-day
portfolio           responsibility for management of this portfolio.




[LOGO OF PUTNAM     Putnam funds are managed by teams in a collaborative
INVESTMENTS         environment that promotes an active exchange of
APPEARS HERE]       information. Teamwork is a cornerstone of Putnam's
                    investment philosophy and each team member has joint
The Equity Income   responsibilty for management of the portfolio.
Portfolio is
managed by Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 79.


------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the Equity
has no              Income Portfolio -- it shows the performance of a similar
historical          account managed by Putnam.
performance to
report because      -----------------------------------------------------------
it started on       Annual total returns/Average annual total returns for the
January 2, 2002.    periods ending December 31, 2001

This chart shows                      Putnam-managed
the historical                        mutual fund,          Russell 1000
performance of      Year/Period       Class A(%)/1/         Value Index (%)/2/
Class A shares of   ----------------------------------------------------------
a Putnam-managed    2001              (1.57)                (5.59)
mutual fund that    2000              13.15                  7.01
has investment      1999               1.07                  7.35
objectives,         1998              12.70                 15.63
policies and        1997              26.46                 35.18
strategies that     1996              21.32                 21.64
are substantially   1995              34.64                 38.36
similar to those    1994               1.27                 (1.98)
of the Equity       1993              16.54                 18.07
Income Portfolio.   1992               4.82                 13.58
                    ----------------------------------------------------------
The performance     1 year            (1.57)                (5.59)
shows the           5 years            9.92                 11.13
historical track    10 years          12.48                 14.16
record of the       ----------------------------------------------------------
portfolio manager
and is not          /1/ This column shows performance (calculated in accordance
intended to imply       with SEC standards) of a comparable Putnam-managed fund
how the Equity          after Class A advisory fees and operating expenses have
Income Portfolio        been deducted, including custody fees and other expenses
has performed or        normally paid by mutual funds and which the Equity
will perform.           Income Portfolio will pay. The Equity Income Portfolio's
Total returns           fees and expenses are generally expected to be higher
represent past          than those reflected in the Putnam Composite which would
performance of          reduce performance.
Class A shares of
the comparable      /2/ This column shows the performance of the Russell 1000
mutual fund and         Value Index, an index of companies with a less-than-
not the Equity          average growth orientation. Companies in this Index have
Income Portfolio.       lower price-to-book and price-earnings ratios, higher
                        dividend yields and lower forecasted growth rates than
Returns do not          companies in the Russell 1000 Growth Index. Results
reflect fees and        include reinvested dividends.
expenses of any
variable annuity
contract or
variable life
insurance policy,
and would be
lower if they
did.

ABOUT THE
PORTFOLIOS          RESEARCH PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies


             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital.
goal

             [SYMBOL] ----------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in common stocks of large U.S. companies which the
invests in          portfolio manager believes have the greatest potential for capital appreciation. These are companies whose stock prices reflect a value lower than that which the manager places on the company or whose earnings the manager believes are likely to grow over time.

                    The portfolio's name reflects the team approach used to manage its assets. Portfolio assets are allocated to analysts covering various industry sectors, and each analyst makes independent investment recommendations within the portfolio's guidelines and objectives. Sector weightings are the result of the research and analysis process, and as a result certain sectors may be under- or over-weighted relative to the benchmark index.


                    To determine whether to buy or sell investments, the manager will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.

The portfolio       The manager may invest in foreign securities (including
may invest up to    emerging market securities), preferred stocks, convertible
20% of its          securities, and fixed income securities.
assets in
foreign             The manager may use derivatives (such as options, futures
securities that     contracts, swaps and warrants) to try to increase returns,
are principally     for hedging purposes, as a substitute for securities, or
traded outside      to otherwise help achieve the portfolio's investment goal.
the U.S.,           The manager may use foreign currency contracts or
including those     derivatives to hedge against changes in currency exchange
of emerging         rates.
countries.
American
Depositary
Receipts (ADRs)
are excluded
from this limit.

             [SYMBOL] ----------------------------------------------------------

Risks you should    The Research Portfolio may be affected by the following
be aware of         risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . emerging countries - investments in emerging market
                      countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

                                                             RESEARCH PORTFOLIO

             [SYMBOL] ----------------------------------------------------------

Risks you should    . derivatives and forward contracts - derivatives derive
be aware of           their value from the value of an underlying security, a
(continued)           group of securities, or an index. Derivatives and
                      forward contracts could increase a portfolio's volatility and reduce returns.


                    . changes in interest rates - the value of the
                      portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                    . credit - the portfolio could lose money if the issuer
                      of a fixed income security is unable to meet its financial obligations or goes bankrupt.

             [SYMBOL] ----------------------------------------------------------

Who manages the     The Putnam Global Equity Research Team has day-to-day
portfolio           responsibility for management of this portfolio.




[LOGO OF PUTNAM     Putnam funds are managed by teams in a collaborative
INVESTMENTS         environment that promotes an active exchange of
APPEARS HERE]       information. Teamwork is a cornerstone of Putnam's
                    investment philosophy and each team member has joint
The Research        responsibility for management of the portfolio.
Portfolio is
managed by
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 79.


------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the
has no              Research Portfolio -- it shows the performance of similar
historical          accounts managed by Putnam.
performance to
report because      -----------------------------------------------------------
it started on       Annual total returns/Average annual total returns for the
January 2, 2002.    periods ending December 31, 2001

This chart shows                           Putnam Research          S&P 500
the historical      Year/Period            Composite (%)/1/         Index (%)/2/
performance of      ------------------------------------------------------------
the Putnam          2001                   (18.89)                  (11.88)
Research            2000                    (2.88)                   (9.11)
Composite. Each     1999                    26.57                    21.04
of the 2 mutual     1998                    28.39                    28.58
fund accounts in    1997                    31.83                    33.36
the composite as    1996                    22.26                    22.96
of 12/31/01 has     1995/3/                  6.53                     6.40
investment          ------------------------------------------------------------
objectives,         1 year                 (18.89)                  (11.88)
policies and        3 years                  0.44                    (1.03)
strategies that     5 years                 11.75                    10.70
are substantially   Since Inception/3/      14.38                    13.42
similar to those    ------------------------------------------------------------
of the Research
Portfolio.          /1/ This column shows performance after advisory fees and
                        operating expenses charged to the accounts in the
The performance         composite have been deducted, including custody fees and
shows the               other expenses normally paid by mutual funds and which
historical track        the Research Portfolio will pay.
record of the
portfolio manager   /2/ This column shows the performance of the S&P 500 Index,
and is not              an index of the stocks of approximately 500 large-
intended to imply       capitalization U.S. companies. Results include
how the Research        reinvested dividends.
Portfolio has
performed or will   /3/ The inception date of the composite was October 31,
perform. Total          1995. Total returns and expenses are not annualized for
returns represent       the first year of operations.
past performance
of the composite
and not the
Research
Portfolio.


Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.

ABOUT THE
PORTFOLIOS          EQUITY PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio's primary investment objective is capital
goal                appreciation. Current income is of secondary importance.


             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in large capitalization U.S. companies that have
invests in          better prospects for growth than the general U.S. economy.

                 It normally invests at least 80% of its assets in equity
The portfolio       securities of U.S. issuers, including foreign issuers that
may invest up to    are traded in the U.S.
20% of its
assets in           The portfolio management team considers, among other
foreign             factors, a company's financial strength, competitive
investments that    position in its industry, projected future earnings, cash
are principally     flows and dividends when making investment decisions.
traded outside
the U.S.            The team may use derivatives (such as options, futures
American            contracts, swaps and warrants) to try to increase returns,
Depositary          for hedging purposes, as a substitute for securities, or
Receipts (ADRs)     to otherwise help achieve the portfolio's investment goal.
are excluded        The team may use foreign currency contracts or derivatives
from this limit.    to hedge against changes in currency exchange rates.

             [SYMBOL] ---------------------------------------------------------

Risks you should    The Equity Portfolio may be affected by the following
be aware of         risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio managers look for companies they think have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . derivatives and forward contracts - derivatives derive
                      their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility and reduce returns.

                                                               EQUITY PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed
                              [GRAPH OF EQUITY PORTFOLIO APPEARS HERE]
The bar chart
shows how the                    92      93      94      95      96
portfolio's                    ------  ------  ------  ------  ------
performance has                 6.30   16.06   (2.87)   23.80  28.03
varied over the
past 10 years.                   97      98      99       00      01
                               ------  ------  ------  ------- -------
The table below                18.18   30.28   38.54   (25.17) (21.76)
the bar chart
compares            Best and worst quarterly performance during this period:
portfolio           4th quarter 1999: 25.74%; 4th quarter 2000: (22.85)%
performance to
its current and     Average annual total return
prior benchmark     as of December 31, 2001          1 year   5 years 10 years
indices.            ----------------------------------------------------------
                    Equity Portfolio/1/              (21.76)%  4.54%   9.02%
Returns do not      Russell 1000 Growth Index/2/     (20.42)%  8.27%  10.80%
reflect fees and    Standard & Poor's 500 Composite
expenses of any      Stock Price Index/3/            (11.88)% 10.70%  12.93%
variable annuity
contract or         /1/ Putnam Investment Management, LLC began managing the
variable life           portfolio on December 1, 2001, and investment
insurance               strategies changed at that time. Other firms managed
policy, and             the portfolio before that date. Performance of the
would be lower          Equity Portfolio before 1995 is based on the
if they did.            performance of the portfolio of the Pacific Corinthian
                        Variable Fund, which the Pacific Select Fund acquired
Past performance        on December 31, 1994.
is important,
but it's no         /2/ The Russell 1000 Growth Index, an index of large
guarantee of            companies that have high price-to-book ratios and
future                  forecasted growth values. Results include reinvested
performance.            dividends.

For information     /3/ The Standard & Poor's 500 Composite Stock Price Index,
on how Putnam           an index of the stocks of approximately 500 large-
has managed             capitalization U.S. companies. Results include
substantially           reinvested dividends.
similar
accounts, see
page 98.


             [SYMBOL] ---------------------------------------------------------

Who manages the     The Putnam U.S. Large-Cap Core Team has day-to-day
portfolio           responsibility for management of this portfolio.

[LOGO OF PUTNAM     Putnam funds are managed by teams in a collaborative
INVESTMENTS         environment that promotes an active exchange of
APPEARS HERE]       information. Teamwork is a cornerstone of Putnam's
                    investment philosophy and each team member has joint
The Equity          responsibility for management of the portfolio.
Portfolio is
managed by a
team of
portfolio
managers at
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 79.

ABOUT THE
PORTFOLIOS          AGGRESSIVE EQUITY PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts


             [SYMBOL] ---------------------------------------------------------

The investment      This portfolio seeks capital appreciation. No
goal                consideration is given to income.


             [SYMBOL] ---------------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in small and medium-sized companies, but it may
invests in          also invest in larger, more well-established companies. It tends to emphasize companies that have a total market
A company's         capitalization of up to $10 billion at time of purchase.
"capitalization"    The portfolio focuses primarily on U.S. companies, but may
is a measure of     invest in companies located outside of the U.S.

its size.
Capitalization      Investments principally include common stocks, as well as
is calculated by    preferred stocks, fixed income securities - some of which
multiplying the     can be converted to equity securities, and warrants.


current share
price by the        The portfolio management team considers, among other
number of shares    factors, a company's valuation, financial strength,
held by             competitive position in its industry, projected future
investors.          earnings, cash flows and dividends when making investment
                    decisions. In measuring the value of a company, the team
                    may consider price to earnings ratios (P/E). P/E is the
A high P/E ratio    price of a stock divided by its estimated or actual
could indicate a    earnings per share.


high level of
investor            The team may use derivatives (such as options, futures
confidence in       contracts, swaps and warrants) to try to increase returns,
the company.        for hedging purposes, as a substitute for securities, or
                    to otherwise help achieve the portfolio's investment goal.
The portfolio       The team may use foreign currency contracts or derivatives
may invest up to    to hedge against changes in currency exchange rates.
20% of
its assets in
foreign
investments that
are principally
traded outside
the U.S.
American
Depositary
Receipts (ADRs)
are excluded
from this limit.


             [SYMBOL] ---------------------------------------------------------

Risks you should    The Aggressive Equity Portfolio may be affected by the
be aware of         following risks, among others:


Companies that      . price volatility - the portfolio principally invests in
are in their          equity securities, which may go up or down in value,
developmental         sometimes rapidly and unpredictably. This portfolio
stages may have       invests in companies that the team thinks have the
a greater degree      potential for above average growth, which may give the
of price              portfolio a higher risk of price volatility than a
volatility than       portfolio that invests principally in equities that are
more established      "undervalued."


companies
because there's       Small and medium-sized companies may be more susceptible
less evidence         to greater price swings than large companies because they
that their            may have fewer financial resources, limited product and
research and          market diversification and many are dependent on a few
development           key managers. Small companies and companies in cyclical
efforts will          industries may be particularly susceptible to rapid price
result in future      swings during periods of economic uncertainty.


growth.
                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


                    . derivatives and forward contracts - derivatives derive
                      their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility and reduce returns.


                    . changes in interest rates - the value of the
                      portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                                                    AGGRESSIVE EQUITY PORTFOLIO

             [SYMBOL] ---------------------------------------------------------

Risks you should    . credit - the portfolio could lose money if the issuer
be aware of           of a fixed income security is unable to meet its
(continued)           financial obligations or goes bankrupt.

             [SYMBOL] ---------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/,/2/
performed

                         [GRAPH OF AGGRESSIVE EQUITY PORTFOLIO APPEARS HERE]
The bar chart
shows how the                96      97      98      99       00       01
portfolio's                ------  ------  ------  ------  -------  -------
performance has             7.86    3.78    13.22   27.35  (21.06)  (17.24)
varied since its
inception.          Best and worst quarterly performance during this period:

                 4th quarter 1999: 24.91%; 3rd quarter 2001: (26.19)%
The table below
the bar chart       Average annual total return                 Since inception
compares            as of December 31, 2001     1 year  5 years (April 1, 1996)
portfolio           -----------------------------------------------------------
performance to      Aggressive Equity
its current and      Portfolio/2/               (17.24)% (0.45)%   0.93%
prior benchmark     Russell 2500 Index/3/         1.22 % 10.34 %       %
indices.            Russell 2500 Growth
                     Index/4/                   (10.83)%  6.60 %       %
Returns do not
reflect fees and    /1/ Total return for 1996 is for the period from April 1,
expenses of any         1996 (commencement of operations) to December 31,
variable annuity        1996.
contract or
variable life       /2/ Putnam Investment Management, LLC began managing the
insurance               portfolio on December 1, 2001 and investment
policy, and             strategies changed at that time. Other firms managed
would be lower          the portfolio before that date.
if they did.
                    /3/ The Russell 2500 Index, an index of the stocks of
Past is                 approximately 2,500 mid-capitalization U.S. companies.
performances            Results include reinvested dividends.
important, but
it's no             /4/ The Russell 2500 Growth Index, an index of the stocks
guarantee of            of approximately 1,600 small to mid-capitalization
future                  U.S. companies displaying faster than average growth.
performance.            Results include reinvested dividends.


For information
on how Putnam
has managed
substantially
similar
accounts, see
page 99.


             [SYMBOL] ---------------------------------------------------------

Who manages the     The Putnam Small- and Mid-Cap Core Team has day-to-day
portfolio           responsibility for management of this portfolio.


[LOGO OF PUTNAM     Putnam funds are managed by teams in a collaborative
INVESTMENTS         environment that promotes an active exchange of
APPEARS HERE]       information. Teamwork is a cornerstone of Putnam's
                    investment philosophy and each team member has joint
The Aggressive      responsibility for management of the portfolio.
Equity Portfolio
is managed by a
team of
portfolio
managers at
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 79.

ABOUT THE
PORTFOLIOS          LARGE-CAP VALUE PORTFOLIO

                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies



             [SYMBOL] ----------------------------------------------------------

The investment      This portfolio seeks long-term growth of capital. Current
goal                income is of secondary importance.


             [SYMBOL] ----------------------------------------------------------


What the
portfolio           This portfolio's principal investment strategy is to
invests in          invest at least 65% (80% by July 31, 2002) of its assets
                    in common and preferred stocks of large companies. It
A company's         tends to emphasize U.S. companies with a total market
"capitalization"    capitalization of more than $5 billion that are included
is a measure of     in the Standard & Poor's 500 Composite Stock Price Index.
its size.           It may also invest in foreign companies and fixed income
Capitalization      securities and securities that can be converted into
is calculated by    equity securities.


multiplying the
current share       The management team looks for companies that are
price by the        undervalued or expected to grow. It focuses on companies
number of shares    that meet one or more of the following criteria:

held by
investors.          . companies that are believed to be fundamentally strong,
                      but that aren't fully recognized by other investors

                    . companies that are experiencing or that are expected to
                      experience internal changes, like changes in corporate
Undervalued           structure or capitalization
companies may be
fundamentally       . companies that are developing new products, expanding
strong, but not       into new markets, or taking advantage of changes in
fully recognized      technology or of other changes in the industry or
by investors.         regulatory environment.

Their shares
could be good       The team may use derivatives (such as options and futures
investments         contracts) to try to increase returns or to try to hedge
because their       against changes in interest rates or to otherwise try to
prices do not       achieve the portfolio's investment goal. The team may also
reflect the true    use derivatives to hedge changes in currency exchange
value of the        rates.
company.
                    The portfolio may also invest any amount in fixed income
This portfolio      securities for current income.
may invest up to
20% of its
assets in
foreign
securities.



             [SYMBOL] ----------------------------------------------------------


Risks you should    The Large-Cap Value Portfolio may be affected by the
be aware of         following risks, among others:


                    . price volatility - the portfolio principally invests in
                      equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio invests in large companies, which tend to have more stable prices than smaller companies.


                    . foreign investments - may be riskier than U.S.
                      investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                                      LARGE-CAP VALUE PORTFOLIO

             [SYMBOL] ----------------------------------------------------------


Risks you should    . derivatives - derive their value from the value of an
be aware of           underlying security, group of securities or an index.
(continued)           Derivatives could increase a portfolio's volatility and
                      reduce returns.


             [SYMBOL] ----------------------------------------------------------

How the             Year by year total return (%)
portfolio           as of December 31 each year/1/
performed

The bar chart            [GRAPH OF LARGE-CAP VALUE PORTFOLIO APPEARS HERE]
shows how the
portfolio's
performance has                           99      00      01
varied since its                       ------  ------  ------
inception.                             11.46   15.26   (3.65)

The table below
the bar chart       Best and worst quarterly performance during this period:
compares            2nd quarter 1999: 13.06%;  3rd quarter 2001: (12.40)%
portfolio
performance to      Average annual
its benchmark       total return as of                      Since inception
index.              December 31, 2000      1 year   3 years (January 4, 1999)/2/
                    ------------------------------------------------------------
Returns do not      Large-Cap Value
reflect fees and     Portfolio/1/          (3.65)%  7.39    7.39 %
expenses of any     Standard & Poor's
variable annuity     500 Composite
contract or          Stock Price
variable life        Index/3/              (11.88)% (1.03)  (1.03)%
insurance
policy, and          /1/ Total return for 1999 is for the period from January
would be lower           4, 1999 (commencement of operations) to December 31,
if they did.             1999.

Past performance     /2/ Portfolio total return calculated from inception date
is important,            through end of period. Index total returns calculated
but it's no              from January 1, 1999 through end of period.
guarantee of
future               /3/ The Standard & Poor's 500 Composite Stock Price Index,
performance.             an index of the stocks of approximately 500 large-

                         capitalization U.S. companies. Results include reinvested dividends.


             [SYMBOL] ----------------------------------------------------------


Who manages the     Jack Cunningham is a Managing Director of SaBAM, and is
portfolio           responsible for directing investment policy and strategy.
                    He is a manager of a similar fund managed by SaBAM and an
[LOGO OF SALOMON    equity analyst responsible for covering the beverage and
BROTHERS APPEARS    tobacco industries. Before joining SaBAM in 1995, he
HERE]               worked as an investment banker and financial analyst for
                    Salomon Brothers Energy Group. He has a BA from the
The Large-Cap       University of Virginia and an MBA from Dartmouth College.
Value Portfolio
is managed by a     Mr. Cunningham is supported by a team of 19 U.S. equity
team of             professionals, each of whom has specific fundamental and
portfolio           quantitative research skills relating to all stages of
managers at         SaBAM's equity investment process.
Salomon Brothers
Asset Management
Inc (SaBAM).
You'll find more
about SaBAM on
page 79.

MANAGING PACIFIC SELECT FUND


                       --------------------------------------------------------

[LOGO OF PACIFIC       Founded in 1868, Pacific Life provides life and health
LIFE APPEARS HERE]     insurance products, individual annuities, mutual funds,
                       and group employee benefits, and offers to individuals,
Pacific Life           businesses, and pension plans a variety of investment
Insurance Company      products and services. Over the past five years, the
700 Newport Center     Company has grown from the 23rd to the 14th largest
Drive                  life insurance company in the nation, based on assets
                       as of December 31, 2001. The Pacific Life family of
Newport Beach,         companies manages more than $345 billion in assets,
California 92660       making it one of the largest financial institutions in
                       America, and currently counts 81 of the 100 largest
                       U.S. companies as clients. Additional information about
                       Pacific Life can be obtained at its Web site, www.PacificLife.com.


                       In its role as the fund's investment adviser, Pacific Life supervises the management of all of the fund's portfolios. Pacific Life manages two portfolios directly: the Money Market Portfolio and the High Yield Bond Portfolio. To manage the other portfolios, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. Pacific Life oversees and monitors the performance of these portfolio managers.

                       Pacific Life, subject to the review of the fund's board, has ultimate responsibility to oversee the other portfolio managers. Under an exemptive order from the SEC, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life or Pacific Select Fund) without shareholder approval. Within 90 days of the hiring of any new portfolio manager, shareholders of the affected portfolio will be sent information about the change.

                       --------------------------------------------------------
[LOGO OF A I M         A I M Capital Management, Inc. (AIM) was founded in
CAPITAL APPEARS        1986 and together with its affiliates manages over 130
HERE]                  investment portfolios with approximately $170 billion
                       as of December 31, 2000. AIM is an indirect subsidiary
A I M Capital          of AMVESCAP PLC, an international investment management
Management, Inc.11     company that manages more than $403 billion in assets
Greenway Plaza         worldwide as of December 31, 2000. AMVESCAP PLC is
Houston, Texas         based in London, with money managers located in Europe,
77046                  North and South America, and the Far East.

                       AIM manages the Blue Chip Portfolio and the Aggressive Growth Portfolio.

                       --------------------------------------------------------
[LOGO OF ALLIANCE      Alliance Capital Management L.P. (Alliance Capital) is
CAPITAL APPEARS        a leading global investment adviser supervising client
HERE]                  accounts with assets as of December 31, 2000 totaling
                       $454 billion. Alliance Capital and its affiliates have
Alliance Capital       13 offices in the U.S. and 26 offices abroad. Alliance
Management L.P.        Capital's clients are primarily major corporate
1345 Avenue of the     employee benefit funds, public employee retirement
Americas               systems, investment companies, foundations, endowment
New York, New York     funds and private clients.
10105
                       Alliance Capital is an affiliate of The Equitable Life
                       Assurance Society of the United States and AXA
                       Financial, Inc.

                       Alliance Capital manages the Emerging Markets
                       Portfolio.

                       --------------------------------------------------------
[LOGO OF CAPITAL       Capital Guardian Trust Company (Capital Guardian), a
GUARDIAN APPEARS       wholly-owned subsidiary of Capital Group International,
HERE]                  Inc., which is in turn a subsidiary of The Capital
                       Group Companies, Inc., was established in 1968 as a
Capital Guardian       non-depository trust company. As of December 31, 2000,
Trust Company          Capital Guardian managed approximately $122 billion,
333 South Hope         primarily for large institutional clients.
Street
Los Angeles,           Capital Guardian uses a multiple portfolio management
California 90071       system under which a group of portfolio managers each
                       have investment discretion over a portion of a client's account. Portfolio management is supported by the research efforts of over 140 investment professionals.
                       Capital Group International, Inc. spent over $80 million in 1998 on its research efforts.

                       Capital Guardian manages the Small-Cap Equity Portfolio, the Diversified Research Portfolio and the International Large-Cap Portfolio.

                       --------------------------------------------------------
[LOGO OF GOLDMAN       Created in 1988, Goldman Sachs Asset Management
SACHS APPEARS HERE]    (Goldman Sachs) is a unit of the Investment Management
                       Division (IMD) of Goldman, Sachs & Co. Goldman Sachs
Goldman Sachs Asset    provides a wide range of discretionary investment
Management             advisory services, quantitatively driven and actively
32 Old Slip            managed to U.S. and international equity portfolios,
New York, New York     U.S. and global fixed-income portfolios, commodity and
10005                  currency products and money market accounts. As of
                       December 31, 2000, Goldman Sachs, along with other units of IMD, had assets under management of approximately $282 billion.

                       Portfolio management at Goldman Sachs is conducted by teams that are supported by 600 investment research professionals, 20 market strategists and 30 economists around the world. The company has more than 14,500 professionals in 41 offices worldwide.

                       Goldman Sachs manages the I-Net Tollkeeper PortfolioSM. I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.


                       --------------------------------------------------------
[LOGO OF INVESCO       INVESCO Funds Group, Inc. (INVESCO) was founded in 1932
APPEARS HERE]          and as of December 31, 2000, manages over $40 billion
                       for more than 45 INVESCO mutual funds. INVESCO is a
INVESCO Funds          subsidiary of AMVESCAP PLC, an international investment
Group, Inc.            management company that manages more than $403 billion
7800 East Union        in assets worldwide as of December 31, 2000. AMVESCAP
Avenue                 is based in London, with money managers located in
Denver, Colorado       Europe, North and South America, and the Far East.
80237
                       INVESCO manages the Financial Services Portfolio, the
                       Health Sciences Portfolio, the Technology Portfolio and the Telecommunications Portfolio.

                       --------------------------------------------------------

[LOGO OF J.P.          Formed in 1984, J.P. Morgan Investment Management Inc.
MORGAN INVESTMENT      (J.P. Morgan) manages portfolios for corporations,
APPEARS HERE]          governments and endowments as well as many of the
                       largest corporate retirement plans in the nation. A
J.P. Morgan            wholly-owned subsidiary of J.P. Morgan Chase & Co.,
Investment             J.P. Morgan and its affiliated companies had
Management Inc.        approximately $605 billion in assets under management
                       as of December 31, 2001.
522 Fifth Avenue
New York, New York     J.P. Morgan believes that strong portfolio management
10036                  depends on access to information. It has one of the
                       largest research organizations in the investment management field, with more than 100 analysts who carry out fixed income, equity, capital market, credit and economic research around the world.


                       J.P. Morgan manages the Large-Cap Core Portfolio and the Multi-Strategy Portfolio.

MANAGING PACIFIC SELECT FUND


                       --------------------------------------------------------
[LOGO OF JANUS         Formed in 1969, Janus Capital Corporation (Janus)
APPEARS HERE]          manages accounts for corporations, individuals,
                       retirement plans and non-profit organizations, and
Janus Capital          serves as the adviser or subadviser to the Janus Funds
Corporation            and other mutual funds. Janus had approximately
100 Fillmore Street    $249 billion in assets under management as of December
Denver, Colorado       31, 2000.
80206
                       The Janus investment team focuses on individual companies, using an investment process supported by the company's 23 portfolio managers and 33 securities analysts.

                       Janus manages the Strategic Value Portfolio, the Growth LT Portfolio and the Focused 30 Portfolio.

                       Janus' Chief Executive Officer (CEO) sold his remaining 600,000 shares in Janus to Janus' parent company, Stilwell Financial, Inc. (the Transaction) in November, 2001. Under the terms of the Transaction, Janus' current CEO will not have the right to select a majority of the Janus Board of Directors (Management Rights) after a certain date, currently estimated to be on or about March 28, 2002. For that reason, the Transaction could be considered a change of control of Janus.


                       Under the 1940 Act, a change of control triggers an "assignment" of the current advisory agreement. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the SEC, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life) without shareholder approval.


                       Accordingly, at a meeting held on October 8, 2001, Pacific Select Fund's board of trustees, including a majority of independent trustees, approved a new portfolio management agreement for Janus effective when the Management Rights terminate. In approving the new portfolio management agreement, the board considered among other things: (1) the new portfolio management agreement is the same in all material respects as the current agreement, (2) there were no changes in the advisory or portfolio management fee schedules, (3) no change is expected in Janus' operations or its day-to-day management as a result of the Transaction, and (4) the recommendation of the adviser (Pacific Life).


                       --------------------------------------------------------
[LOGO OF LAZARD        Lazard Asset Management (Lazard), is a division of
APPEARS HERE]          Lazard Freres & Co. LLC (Lazard Freres), a New York
                       limited liability company. Lazard Freres provides both
Lazard Asset           individual and institutional clients with a wide
Management, a          variety of investment banking, brokerage and related
division of Lazard     services. Lazard and its affiliates provide investment
Freres & Co. LLC 30    management services to client discretionary accounts
Rockefeller Plaza      with assets totaling approximately $71 billion as of
New York, New York     December 31, 2000.
10112
                       Teamwork is the foundation of Lazard. Lazard's team of more than 130 portfolio managers and analysts drive its bottom-up approach to understanding individual companies within the global marketplace.

                       Lazard manages the Mid-Cap Value Portfolio and the International Value Portfolio.

                       --------------------------------------------------------
[LOGO OF MFS           Massachusetts Financial Services Company, doing
APPEARS HERE]          business as MFS Investment Management (MFS), and its
                       predecessor organizations have a history of money
MFS Investment         management dating from 1924 and the founding of the
Management 500         first mutual fund. Net assets under the management of
Boylston Street        the MFS organization were approximately $141 billion as
Boston,                of December 31, 2000.
Massachusetts 02116
                       MFS manages the Capital Opportunities Portfolio, the
                       Mid-Cap Growth Portfolio and the Global Growth
                       Portfolio.

                       --------------------------------------------------------
[LOGO OF MERCURY       Mercury Advisors (Mercury) is a subsidiary of Merrill
ADVISORS APPEARS       Lynch & Company, Inc. (Merrill). Merrill Lynch
HERE]                  Investment Managers, Merrill's asset management unit,
                       (MLIM) is the world's third largest active global
Mercury Advisors       investment management organization, managing
2 World Financial      $557 billion in assets as of December 31, 2000. MLIM
Center                 has both experience and expertise to offer a broad
New York, NY 10281-    range of investment services to many diversified market
6100                   segments. MLIM is comprised of various divisions and
                       subsidiaries including Fund Asset Management, L.P., doing business as Mercury Advisors. Mercury/MLIM have a dedicated Quantitative Strategies Division, which includes a five-member senior management team from the firm that served as portfolio manager prior to January
                       1, 2000, which had been responsible for portfolio management of the fund's Equity Index and Small-Cap
                       Index Portfolios since January 30, 1991 and January 1,
                       1999, respectively, until July 2, 1999.

                       Mercury manages the Equity Index Portfolio and the Small-Cap Index Portfolio.

                       --------------------------------------------------------

[LOGO OF MORGAN        Formed in 1975, Morgan Stanley Investment Management
STANLEY ASSET          Inc., doing business as Morgan Stanley Asset Management
MANAGEMENT APPEARS     (MSAM), a subsidiary of Morgan Stanley, conducts a
HERE]                  worldwide portfolio management business and provides a
                       broad range of portfolio management services to
Morgan Stanley         customers in the U.S. and abroad. MSAM and its
Asset Management       institutional investment advisory affiliates managed or
1221 Avenue of the     acted as fiduciary adviser for approximately
Americas               $173 billion in assets as of December 31, 2000. MSAM's
New York, New York     portfolio managers are supported by a network of
10020                  experienced research professionals based in New York,
                       London, Singapore and Tokyo.


                       MSAM manages the REIT Portfolio.

                       --------------------------------------------------------

[LOGO OF PIMCO         Founded in 1971, Pacific Investment Management Company
APPEARS HERE]          LLC (PIMCO) has nearly 300 clients, including some of
                       the largest employee benefit plans, endowments and
Pacific Investment     foundations in America. PIMCO had over $215 billion in
Management             assets under management as of December 31, 2000. PIMCO
Company LLC            specializes in the management of fixed income
840 Newport Center     portfolios. It has a long-term investment philosophy,
Drive, Suite 300       and uses a variety of techniques, including software
Newport Beach,         programs it has developed, to help increase portfolio
California 92660       performance while controlling volatility. PIMCO is a
                       subsidiary of PIMCO Advisors, L.P. Allianz AG owns a majority ownership of PIMCO Advisors and Pacific Life holds a minority interest in PIMCO Advisors.


                       PIMCO manages the Managed Bond Portfolio and the Inflation Managed Portfolio.

                       --------------------------------------------------------

[LOGO OF PUTNAM        Putnam Investment Management, LLC (Putnam) is one of
INVESTMENTS            the oldest and largest money management firms in the
APPEARS HERE]          U.S. Putnam is an indirect subsidiary of Marsh &
                       McLennan Companies, Inc. a publicly-owned holding
Putnam Investment      company whose principal businesses are international
Management, LLC        insurance and reinsurance brokerage, employee benefit
One Post Office        consulting and investment management. As of September
Square                 30, 2001, Putnam and its affiliates managed
Boston, MA 02109       $286 billion in assets.


                       Putnam manages the Equity Income, Research, Equity and Aggressive Equity Portfolios.


                       --------------------------------------------------------

[LOGO OF SALOMON       Formed in 1989, Salomon Brothers Asset Management Inc
BROTHERS APPEARS       (SaBAM) has affiliates in London, Frankfurt, Tokyo and
HERE]                  Hong Kong. Together, they provide a broad range of
                       equity and fixed income investment management services
Salomon Brothers       to clients around the world. SaBAM also provides
Asset Management Inc   investment advisory services to other investment
388 Greenwich          companies. As of December 31, 2000, SaBAM and its
Street                 affiliates had over $31 billion in assets under
New York, NY 10013     management. As a subsidiary of Citigroup Inc., SaBAM is
                       able to leverage the resources of one of the world's largest and most innovative financial services companies.


                       SaBAM manages the Large-Cap Value Portfolio.

MANAGING PACIFIC SELECT FUND



                       --------------------------------------------------------

Fees and expenses      The table below shows the advisory fee and fund
paid by the Fund       expenses as an annual percentage of each portfolio's
                       average daily net assets, based on the year 2001 unless
The fund pays          otherwise noted. To help limit fund expenses, effective
Pacific Life an        July 1, 2000 Pacific Life contractually agreed to waive
advisory fee for       all or part of its investment advisory fees or
the services it        otherwise reimburse each portfolio for operating
provides as            expenses (including organizational expenses, but not
investment adviser.    including advisory fees, additional costs associated
It also pays for       with foreign investing and extraordinary expenses) that
all of the costs of    exceed an annual rate of 0.10% of its average daily net
its operations, as     assets. Such waiver or reimbursement is subject to
well as for other      repayment to the extent such expenses fall below the
services Pacific       0.10% expense cap in future years. Any amounts repaid
Life provides          to Pacific Life will have the effect of increasing such
through a support      expenses of the portfolio, but not above the 0.10%
services agreement.    expense cap. For each portfolio, Pacific Life's right
                       to repayment of amounts waived and/or reimbursed is
Pacific Life uses      limited to amounts that do not cause such expenses to
part of the            exceed the new 0.10% expense cap and, except for
advisory fee to pay    portfolios that started on or after October 2, 2000,
for the services of    that do not exceed the previously established 0.25%
the portfolio          expense cap with respect to expenses incurred through
managers.              December 31, 2001. There is no guarantee that
                       Pacific Life will continue to cap expenses after December 31, 2002.


                       In 2001, Pacific Life reimbursed approximately $42,185 to the Aggressive Growth Portfolio, $32,032 to Financial Services Portfolio, $4,249 to the Health Sciences Portfolio, $28,084 to the Technology Portfolio, $24,277 to the Telecommunications Portfolio, $12,603 to the Capital Opportunities Portfolio, $9,417 to the Mid-Cap Growth Portfolio and $59,355 to the Global Growth Portfolio. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio, $16,714 from the Strategic Value Portfolio, $5,499 from the Focused 30 Portfolio and $27,505 from the Small-Cap Index Portfolio for adviser's reimbursements in 2000 under the expense limitation agreement.



                    -------------------------------------------------------------------------------------
                                                                                  Less
                                              Advisory Other    12b-1    Total    adviser's     Total net
                    Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                    -------------------------------------------------------------------------------------
                                                      As an annual % of average daily net assets
                    Blue Chip/1/              0.95     0.05     0.04     1.04      --           1.04
                    Aggressive Growth/1/      1.00     0.18     0.06     1.24     (0.08)        1.16
                    Emerging Markets/1/       1.10     0.22     --       1.32      --           1.32
                    Diversified Research/1/   0.90     0.04     0.02     0.96      --           0.96
                    Small-Cap Equity/1/       0.65     0.05     --       0.70      --           0.70
                    International Large-Cap   1.05     0.09     --       1.14      --           1.14
                    I-Net Tollkeeper/2/       1.40     0.07     --       1.47      --           1.47
                    Financial Services/1/     1.10     0.20     0.04     1.34     (0.09)        1.25
                    Health Sciences/1/        1.10     0.11     0.03     1.24     (0.01)        1.23
                    Technology                1.10     0.21     --       1.31     (0.11)        1.20
                    Telecommunications        1.10     0.29     --       1.39     (0.18)        1.21
                    Multi-Strategy/1/         0.65     0.04     0.01     0.70      --           0.70
                    Large-Cap Core/1/         0.65     0.04     0.02     0.71      --           0.71
                     (formerly Equity
                     Income)
                    Strategic Value           0.95     0.10     --       1.05      --           1.05
                    Growth LT/1/              0.75     0.04     0.03     0.82      --           0.82
                    Focused 30/1/             0.95     0.11     --       1.06      --           1.06
                    Mid-Cap Value/1/          0.85     0.04     0.11     1.00      --           1.00
                    International Value       0.85     0.08     --       0.93      --           0.93
                    Capital Opportunities/1/  0.80     0.13     0.01     0.94     (0.01)        0.93
                    Mid-Cap Growth/1/         0.90     0.12     0.01     1.03     (0.02)        1.01
                    Global Growth/1/          1.10     1.04     0.01     2.15     (0.35)        1.80
                    Equity Index              0.25     0.04     --       0.29      --           0.29
                    Small-Cap Index           0.50     0.07     --       0.57      --           0.57
                    REIT                      1.10     0.05     --       1.15      --           1.15
                    Inflation Managed/1/      0.60     0.07     --       0.67      --           0.67
                    Managed Bond/1/           0.60     0.05     --       0.65      --           0.65
                    Money Market              0.33     0.03     --       0.36      --           0.36
                    High Yield Bond/1/        0.60     0.04     --       0.64      --           0.64
                    Equity Income/2/          0.95     0.15     --       1.10     (0.05)        1.05
                    Research/2/               1.00     0.12     --       1.12     (0.02)        1.10
                    Equity                    0.65     0.05     --       0.70      --           0.70
                    Aggressive Equity/1/      0.80     0.07     0.04     0.91      --           0.91
                    Large-Cap Value/1/        0.85     0.03     0.02     0.90      --           0.90
                    -------------------------------------------------------------------------------------


                       /1/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.00% for the Blue Chip Portfolio, 1.10% for the Aggressive Growth Portfolio, 1.31% for the Emerging Markets Portfolio, 0.94% for the Diversified Research Portfolio, 0.69% for the Small-Cap

                           Equity Portfolio, 1.20% for the Financial Services Portfolio, 1.20% for the Health Sciences Portfolio, 0.69% for the Multi-Strategy Portfolio, 0.69% for the Large-Cap Core Portfolio, 0.79% for the Growth LT Portfolio, 1.05% for the Focused 30 Portfolio, 0.89% for the Mid-Cap Value Portfolio, 0.91% for the Capital Opportunities Portfolio, 1.00% for the Mid-Cap Growth Portfolio, 1.76% for the Global Growth Portfolio, 0.66% for the Inflation Managed Portfolio, 0.64% for the Managed Bond Portfolio, 0.63% for the High Yield Bond Portfolio, 0.87% for the Aggressive Equity Portfolio and 0.88% for the Large-Cap Value Portfolio.

                       /2/ Effective January 1, 2002, advisory fee is reduced
                           from the annual rate of 1.50% of average daily net assets to 1.40%.

                       /3/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2001 because the portfolios started after December 31, 2001.

                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.


                       --------------------------------------------------------
How the fund is        The Pacific Select Fund is organized as a Massachusetts
organized              business trust. Its business and affairs are managed by
                       its board of trustees.

                       Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable if the fund is not able to meet its financial obligations. It is very unlikely that this will ever happen, and the fund's declaration of trust protects shareholders from liability.

                       Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Portfolios that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. Each Portfolio also intends to comply with diversification regulations under section 817(h) of the Code that apply to mutual funds underlying variable contracts. You'll find more information about taxation in the fund's SAI.

                       The Pacific Select Fund may discontinue offering shares of any portfolio at any time. If a portfolio is discontinued, any allocation to that portfolio will be allocated to another portfolio the trustees believe is suitable, as long as any required regulatory approvals are met.

------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
------------------------------------------------------------------------------

                       --------------------------------------------------------

About the              This section shows you how a substantially similar
composites             account (or composite of accounts), managed by the
                       companies that now manage a portfolio has performed in the past. It does not show you how the portfolios have performed or will perform.


                       When showing comparable performance using a composite of accounts, the manager generally includes all accounts with substantially similar goals and policies. The managers have each represented that exclusion or omission of any substantially similar account's performance from the composite, individually or in the aggregate, does not result in a performance presentation that differs materially from a performance presentation that includes such accounts. The manager may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect the manager's performance, or that do not meet other established criteria to be included in a published composite.


                       Each composite's results are asset weighted and calculated on a monthly basis. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.


                       The overall performance of mutual funds and their expenses reflected in each composite, other than those funds sponsored by the respective portfolio managers (non-proprietary funds), have been provided by the sponsors or administrators for such funds and are not within control of and have not been independently verified by the portfolio manager or Pacific Life.

PERFORMANCE OF COMPARABLE ACCOUNTS

AIM CAPITAL MANAGEMENT L.P.


This chart shows    This chart does not show you the performance of the Blue
the historical      Chip Portfolio -- it shows the performance of a similar
performance of      account managed by AIM.
the Class A
shares of a         -----------------------------------------------------------
mutual fund         Annual total returns/Average annual total returns for the
managed by AIM.     periods ending December 31, 2001
The mutual fund
has investment                               AIM-managed
objectives,                                  mutual fund,
policies and                                 Class A               S&P 500
strategies that     Year/Period              (%)/1/                Index (%)/2/
are                 -----------------------------------------------------------
substantially       2001                     (22.91)               (11.88)
similar to those    2000                      (9.29)                (9.11)
of the Blue Chip    1999                      25.65                 21.04
Portfolio.          1998                      30.42                 28.58
                    1997                      31.91                 33.36
The performance     1996                      23.75                 22.96
shows the           1995                      32.00                 37.58
historical track    1994                       4.66                  1.32
record of the       1993                       4.61                 10.08
portfolio           1992                       2.64                  7.62
manager and is      -----------------------------------------------------------
not intended to     1 year                   (22.91)               (11.88)
imply how the       5 years                    8.62                 10.70
Blue Chip           10 years                  10.75                 12.93
Portfolio has       -----------------------------------------------------------
performed or
will perform.       /1/ This column shows performance of the AIM-managed fund
Total returns           after Class A advisory fees and operating expenses of
represent past          have been deducted, including custody fees and other
performance of          expenses normally paid by mutual funds and which the
the, Class A            Blue Chip Portfolio will pay.
shares of the
comparable          /2/ This column shows performance of the S&P 500 Index, an
mutual fund and         index of the stocks of approximately 500 large-
not the Blue            capitalization U.S. companies. Results include
Chip Portfolio.         reinvested dividends.

Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.


--------------------------------------------------------------------------------

This chart shows    This chart does not show you the performance of the
the historical      Aggressive Growth Portfolio-- it shows the performance of
performance of      a similar account managed by AIM.
the Class A
shares of a         -----------------------------------------------------------
mutual fund         Annual total returns/Average annual total returns for the
managed by AIM.     periods ending December 31, 2001
The mutual fund
has investment                               AIM-managed
objectives,                                  mutual
policies and                                 fund, Class           Russell 2500
strategies that     Year/Period              A (%)/1/              Index (%)/2/
are                 -----------------------------------------------------------
substantially       2001                     (26.00)                1.22
similar to those    2000                       3.00                 4.27
of the              1999                      44.98                24.15
Aggressive          1998                       4.99                 0.38
Growth              1997                      12.24                24.36
Portfolio.          1996                      14.34                19.03
                    1995                      41.51                31.70
The performance     1994                      17.18                (1.06)
shows the           1993                      32.03                16.54
historical track    1992                      21.34                16.19
record of the       -----------------------------------------------------------
portfolio           1 year                   (26.00)                1.22
manager and is      5 years                    5.42                12.68
not intended to     10 years                  14.74                14.00
imply how the       -----------------------------------------------------------
Aggressive
Growth Portfolio    /1/ This column shows performance of the AIM-managed fund
has performed or        after Class A advisory fees and operating expenses have
will perform.           been deducted, including custody fees and other expenses
Total returns           normally paid by mutual funds and which the Aggressive
represent past          Growth Portfolio will pay.
performance of      /2/ This column shows performance of the Russell 2500
the Class A             Index, an index consisting of 2,500 of the smallest
shares of the           companies in the Russell 3000 Index. Results include
comparable              reinvested dividends.
mutual fund and
not the
Aggressive
Growth
Portfolio.

Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.

ALLIANCE CAPITAL MANAGEMENT L.P.

The chart to the       This chart does not show you the performance of the
right shows the        Emerging Markets Portfolio - it shows the performance
historical             of a similar account managed by Alliance Capital.
performance of the
Alliance Emerging      --------------------------------------------------------
Markets Equity         Annual total returns/Average annual total returns for
Composite. The         the periods ending December 31, 2000
advisory account in
the composite, a                            Alliance
commingled trust                            Emerging             MSCI Emerging
account which is                            Markets Equity       Markets Free
exempt from mutual     Year/Period          Composite (%)/1/     Index (%)/2/
fund registration,     --------------------------------------------------------
has investment         2000                 (29.96)              (30.61)
objectives,            1999                 116.29                66.41
policies and           1998                 (28.80)              (25.34)
strategies that are    1997                  (9.33)              (11.59)
substantially          1996                  21.34                 6.03
similar to those of    1995                  (4.03)               (5.21)
the Emerging           1994                 (13.10)               (7.32)
Markets Portfolio.     1993                  63.33                74.84
                       1992                  16.36                11.41
The composite          1991/3/                5.69                14.06
performance shows      --------------------------------------------------------
the historical         1 year               (29.96)              (30.61)
track record of the    3 years                2.56                (4.83)
portfolio manager      5 years                3.48                (4.17)
and is not intended    Since Inception/3/     7.71                 5.05
to imply how the       --------------------------------------------------------
Emerging Markets
Portfolio has          /1/ This column shows performance of the composite after
performed or will          advisory fees and operating expenses charged to the
perform. Total             account in the composite have been deducted. The
returns represent          Emerging Markets Portfolio's fees and expenses may be
past performance of        higher than those reflected in the Alliance Emerging
the Alliance               Markets Equity Composite. Higher fees and expenses
Emerging Markets           would reduce performance. The account in the
Equity Composite           composite was not subject to the investment
and not the                limitations, diversification requirements and other
Emerging Markets           restrictions of the Investment Company Act of 1940 or
Portfolio.                 Subchapter M of the Internal Revenue Code, which, if

                        imposed, could have adversely affected the
Returns do not             performance. The fees and expenses of the composite
reflect fees and           include investment advisory fees but do not include
expenses of any            custody fees or other expenses normally paid by
variable annuity           mutual funds. If these expenses were included,
contract or                returns would be lower. Composite results are asset
variable life              weighted and calculated on a monthly basis. Quarterly
insurance policy,          and annual composite performance figures are computed
and would be lower         by linking monthly returns. Performance figures for
if they did.               each account are calculated monthly. Monthly market

                           values include income accruals.

                       /2/ This column shows the performance of the MSCI
                           Emerging Markets Free Index, an index typically made up of 800 to 900 stocks from approximately 26 emerging market countries. Results include reinvested dividends.

                       /3/ The inception date of the composite was October 1,
                           1991. Total returns and expenses are not annualized for the first year of operations.

PERFORMANCE OF COMPARABLE ACCOUNTS

CAPITAL GUARDIAN TRUST COMPANY

The chart to the       This chart does not show you the performance of the
right shows the        Diversified Research Portfolio - it shows the
historical             performance of similar accounts managed by Capital
performance of the     Guardian.
Capital Guardian       --------------------------------------------------------
U.S. Equity            Annual total returns/Average annual total returns for
Diversified            the periods ending December 31, 2000
Research Composite.
Each of the four                        Capital Guardian
advisory accounts                       U.S. Equity Diversified   S&P 500
in the composite,      Year/Period      Research Composite (%)/1/ Index (%)/2/
including two          -------------------------------------------------------
mutual funds, has      2000                6.27                    (9.11)
investment             1999               23.56                    21.04
objectives,            1998               28.40                    28.58
policies and           1997               30.91                    33.36
strategies that are    1996               21.91                    22.96
substantially          1995               39.63                    37.58
similar to those of    1994                4.41                     1.32
the Diversified        1993/3/             3.42                     5.42
Research Portfolio.    -------------------------------------------------------
                       1 year              6.27                    (9.11)
The composite          3 years            19.02                    12.26
performance shows      5 years            21.89                    18.35
the historical         Since Inception/3/ 19.81                    17.10
track record of the    -------------------------------------------------------
portfolio manager
and is not intended    /1/  This column shows performance of the composite
to imply how the            after the highest advisory fees and operating
Diversified                 expenses charged to accounts in the composite
Research Portfolio          have been deducted. The Diversified Research
has performed or            Portfolio's fees and expenses may be higher than
will perform. Total         those reflected in the Capital Guardian U.S. Equity
returns represent           Diversified Research Composite. Higher fees and
past performance of         expenses would reduce performance. Two of the
the Capital                 accounts in the composite were not subject to the
Guardian U.S.               investment limitations, diversification requirements
Equity Diversified          and other restrictions of the Investment Company Act
Research Composite          of 1940 or Subchapter M of the Internal Revenue
and not the                 Code, which, if imposed, could have adversely
Diversified                 affected the performance. The fees and expenses of
Research Portfolio.         the composite include investment advisory fees, but,

                         for the accounts other than the mutual funds, do not
Returns do not              include custody fees or other expenses normally paid
reflect fees and            by mutual funds. If these expenses were included,
expenses of any             returns would be lower. Since July 1, 1998,
variable annuity            composite results are calculated using an asset-
contract or                 weighted and cash-flow weighted method. (An asset-
variable life               weighted method was used from April 1, 1993 to June
insurance policy,           30, 1998.) Quarterly and annual composite
and would be lower          performance figures are computed by linking monthly
if they did.                returns. Performance results are calculated using a

                            time-weighted rate of return with daily valuation. Market values include income accruals.

                       /2/  This column shows performance of the S&P 500
                            Index, an index of the stocks of approximately 500 large-capitalization U.S. companies. Results include reinvested dividends.

                       /3/ The inception date of the composite was March 31, 1993. Total returns and expenses are not annualized for the first year of operations.

CAPITAL GUARDIAN TRUST COMPANY

The chart to the       This chart does not show you the performance of the
right shows the        International Large-Cap Portfolio - it shows the
historical             performance of similar accounts managed by Capital
performance of the     Guardian.
Capital Guardian       --------------------------------------------------------
Non-U.S. Equity        Annual total returns/Average annual total returns for
Composite. Each of     the periods ending December 31, 2000
the 110 advisory
accounts in the                          Capital Guardian
composite,                               Non-U.S. Equity            MSCI EAFE
including eleven       Year/Period       Composite (%)/1/           Index (%)/2/
mutual funds, has      ---------------------------------------------------------
investment             2000              (19.11)                     (13.96)
objectives,            1999               69.54                       27.30
policies and           1998               16.90                       20.33
strategies that are    1997                8.78                        2.06
substantially          1996               15.40                        6.36
similar to those of    1995               13.49                       11.55
the International      1994                3.25                        7.80
Large-Cap              1993               35.90                       32.60
Portfolio.             1992               (3.59)                     (12.20)
                       1991               16.97                       12.50
The composite          ---------------------------------------------------------
performance shows      1 year            (19.11)                     (13.96)
the historical         5 years            15.01                        7.43
track record of the    10 years           13.71                        8.56
portfolio manager      ---------------------------------------------------------
and is not intended
to imply how the       /1/ This column shows performance of the composite
International              after the highest advisory fees and operating
Large-Cap Portfolio        expenses charged to the accounts in the composite
has performed or           have been deducted. The International Large-Cap
will perform. Total        Portfolio's fees and expenses may be higher than
returns represent          those reflected in the Capital Guardian Non-U.S.
past performance of        Equity Composite. Higher fees and expenses would
the Capital                reduce performance. Ninety-nine of the accounts in
Guardian Non-U.S.          the composite were not subject to the investment
Equity Composite           limitations, diversification requirements and other
and not the                restrictions of the Investment Company Act of 1940
International              or Subchapter M of the Internal Revenue Code, which,
Large-Cap                  if imposed, could have adversely affected the
Portfolio.                 performance. The fees and expenses of the composite

                        include investment advisory fees, but, for the
Returns do not             accounts other than the mutual funds, do not include
reflect fees and           custody fees or other expenses normally paid by
expenses of any            mutual funds. If these expenses were included,
variable annuity           returns would be lower. Since July 1, 1998,
contract or                composite results are calculated using an asset-
variable life              weighted and cash-flow weighted method. (An asset-
insurance policy,          weighted method was used from January 1, 1989 to
and would be lower         June 30, 1998, and an equal-weighted method was used
if they did.               prior to January 1, 1989.) Quarterly and annual

                           composite performance figures are computed by linking monthly returns. Performance results are calculated using a time-weighted rate of return with daily valuation. Market values include income accruals.

                       /2/ This column shows performance of the MSCI EAFE
                           Index, an index of stocks from 21 countries in Europe, Australia, New Zealand and Asia. Results include reinvested dividends.

PERFORMANCE OF COMPARABLE ACCOUNTS

INVESCO


This chart shows    This chart does not show you the performance of the
the historical      Financial Services Portfolio -- it shows the performance
performance of      of similar accounts managed by INVESCO.
the INVESCO
Financial           -----------------------------------------------------------
Services            Annual total returns/Average annual total returns for the
Composite. Each     periods ending December 31, 2001
of the 2 mutual
funds in the                        INVESCO Financial              S&P 500
composite as of     Year/Period     Services Composite (%)/1/      Index (%)/2/
12/31/01 has        --------------------------------------------------------
investment          2001            (10.14)                        (11.88)
objectives,         2000             26.65                          (9.11)
policies and        1999              0.74                          21.04
strategies that     1998             13.45                          28.58
are substantially   1997             44.79                          33.36
similar to those    1996             30.29                          22.96
of the Financial    1995             39.81                          37.58
Services            1994             (5.89)                          1.32
Portfolio.          1993             18.52                          10.08
                    1992             26.76                           7.62
The performance     --------------------------------------------------------
shows the           1 year          (10.14)                        (11.88)
historical track    5 years          13.50                          10.70
record of the       10 years         17.11                          12.93
portfolio           --------------------------------------------------------
manager and is
not intended to     /1/ This column shows performance of the composite after
imply how the           average advisory fees and operating expenses charged to
Financial               the accounts in the composite have been deducted,
Services                including custody fees and other expenses normally paid
Portfolio has           by mutual funds and which the Financial Services
performed or            Portfolio will pay.
will perform.
Total returns       /2/ This column shows performance of the S&P 500 Index, an
represent past          index of the stocks of approximately 500 large-
performance of          capitalization U.S. companies. Results include
the composite           reinvested dividends.
and not the
Financial
Services
Portfolio.

Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.

--------------------------------------------------------------------------------

This chart shows    This chart does not show you the performance of the Health
the historical      Sciences Portfolio -- it shows the performance of similar
performance of      accounts managed by INVESCO.
the INVESCO         -----------------------------------------------------------
Health Sciences
Composite. Each     Annual total returns/Average annual total returns for the
of the 2 mutual     periods ending December 31, 2001
funds in the
composite as of                     INVESCO Health               S&P 500
12/31/01 has        Year/Period     Sciences Composite (%)/1/    Index (%)/2/
investment          ------------------------------------------------------
objectives,
policies and        2001            (14.39)                      (11.88)
strategies that     2000             26.13                        (9.11)
are                 1999              0.62                        21.04
substantially       1998             43.40                        28.58
similar to those    1997             18.47                        33.36
of the Health       1996             11.41                        22.96
Sciences            1995             58.89                        37.58
Portfolio.          1994              0.94                         1.32
                    1993             (8.41)                       10.08
The performance     1992            (13.74)                        7.62
shows the           ------------------------------------------------------
historical track    1 year          (14.39)                      (11.88)
record of the       5 years          13.04                        10.70
portfolio           10 years         10.05                        12.93
manager and is      ------------------------------------------------------
not intended to
imply how the       /1/ This column shows performance of the composite after
Health Sciences         average advisory fees and operating expenses charged to
Portfolio has           the accounts in the composite have been deducted,
performed or            including custody fees and other expenses normally paid
will perform.           by mutual funds and which the Health Sciences Portfolio
Total returns           will pay.
represent past
performance of      /2/ This column shows performance of the S&P 500 Index, an
the composite           index of the stocks of approximately 500
and not the             large-capitalization U.S. companies. Results include
Health Sciences         reinvested dividends.
Portfolio.

Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.

INVESCO



This chart shows    This chart does not show you the performance of the
the historical      Technology Portfolio -- it shows the performance of
performance of      similar accounts managed by INVESCO.
the INVESCO
Technology          -----------------------------------------------------------
Composite. Each     Annual total returns/Average annual total returns for the
of the 2 mutual     periods ending December 31, 2001
funds in the
composite as of                            INVESCO
12/31/01 has                               Technology               S&P 500
investment          Year/Period            Composite (%)/1/         Index (%)/2/
objectives,         ------------------------------------------------------------
policies and        2001                   (45.40)                  (11.88)
strategies that     2000                   (22.69)                   (9.11)
are substantially   1999                   145.22                    21.04
similar to those    1998                    28.83                    28.58
of the              1997                     8.85                    33.36
Technology          1996                    21.75                    22.96
Portfolio.          1995                    45.80                    37.58
                    1994                     5.27                     1.32
The performance     1993                    15.03                    10.08
shows the           1992                    18.79                     7.62
historical track    ------------------------------------------------------------
record of the       1 year                 (45.40)                  (11.88)
portfolio           5 years                  7.74                    10.70
manager and is      10 years                14.00                    12.93
not intended to     ------------------------------------------------------------
imply how the
Technology          /1/ This column shows performance of the composite after
Portfolio has           average advisory fees and operating expenses charged to
performed or            the accounts in the composite have been deducted,
will perform.           including custody fees and other expenses normally paid
Total returns           by mutual funds and which the Technology Portfolio will
represent past          pay. Composite results are asset weighted and calculate
performance of          on a monthly basis. Quarterly and annual composite
the composite           performance figures are computed by linking monthly
and not the             returns. Performance figures for each account are
Technology              calculated monthly. Monthly market values include
Portfolio.              income accruals.

Returns do not      /2/ This column shows performance of the S&P 500 Index, an
reflect fees and        index of the stocks of approximately 500
expenses of any         large-capitalization U.S. companies. Results include
variable annuity        reinvested dividends.
contract or
variable life
insurance
policy, and
would be lower
if they did.


--------------------------------------------------------------------------------

This chart shows    This chart does not show you the performance of the
the historical      Telecommunications Portfolio -- it shows the performance
performance of      of similar accounts managed by INVESCO.
the INVESCO
Telecommunications  -----------------------------------------------------------
Composite. Each     Annual total returns/Average annual total returns for the
of the 2 mutual     periods ending December 31, 2001
funds in the
composite as of                         INVESCO Telecommunications S&P 500
12/31/01 has        Year/Period         Composite (%)/1/           Index (%)/2/
investment          -----------------------------------------------------------
objectives,         2001                (54.17)                    (11.88)
policies and        2000                (26.89)                     (9.11)
strategies that     1999                144.09                      21.04
are substantially   1998                 40.99                      28.58
similar to those    1997                 30.29                      33.36
of the              1996                 16.81                      22.96
Telecommunications  1995                 27.37                      37.58
Portfolio.          1994/3/               5.02                       1.53
                    -----------------------------------------------------------
The performance     1 year              (54.17)                    (11.88)
shows the           3 years              (6.48)                     (1.03)
historical track    5 years               8.48                      10.70
record of the       Since Inception/3/   12.19                      15.19
portfolio           -----------------------------------------------------------
manager and is
not intended to     /1/ This column shows performance of the composite after
imply how the           average advisory fees and operating expenses charged to
Telecommunications      the accounts in the composite have been deducted,
Portfolio has           including custody fees and other expenses normally paid
performed or            by mutual funds and which the Telecommunications
will perform.           Portfolio will pay.
represent past
performance of      /2/ This column shows performance of the S&P 500 Index, an
the composite           index of the stocks of approximately 500 large-
and not the             capitalization U.S. companies. Results include reinvest
Telecommunications      dividends.
Portfolio.
                    /3/ The inception date of the composite was August 1, 1994.
Returns do not          Total returns and expenses are not annualized for the
reflect fees and        first year of operations.
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.

PERFORMANCE OF COMPARABLE ACCOUNTS


JANUS CAPITAL CORPORATION



This chart shows       This chart does not show you the performance of the
the historical         Strategic Value Portfolio - it shows the performance of
performance of         similar accounts managed by Janus.
the Janus              --------------------------------------------------------
Strategic Value        Annual total returns/Average annual total returns for
Composite. Each of     the periods ending December 31, 2001
the 6 advisory
accounts in the                             Janus Strategic Value   S&P 500
composite,             Period               Composite (%)/1/        Index (%)/2/
including 3            ---------------------------------------------------------
mutual funds, as       2001                 (11.84)                 (11.88)
of 12/31/01, has       2000/3/               (0.41)                 (11.14)
investment             ---------------------------------------------------------
objectives,            1 year               (11.84)                 (11.88)
policies and           Since Inception/3/    (7.16)                 (13.05)
strategies that        ---------------------------------------------------------
are substantially
similar to those       /1/ This column shows performance of the composite after
of the Strategic           advisory fees and operating expenses charged to the
Value Portfolio.           accounts in the composite have been deducted. The
                           Strategic Value Portfolio's fees and expenses may be
The performance            higher or lower than those reflected in the Janus
shows the                  Strategic Value Composite. Higher fees and expenses
historical track           would reduce performance. Three of the accounts in
record of the              the composite were not subject to the investment
portfolio manager          limitations, diversification requirements and other
and is not intended        restrictions of the Investment Company Act of 1940
to imply how the           or Subchapter M of the Internal Revenue Code, which,
Strategic Value            if imposed, could have adversely affected the
Portfolio has              performance. The fees and expenses of the composite
performed or will          include investment advisory fees, but, for the
perform. Total             accounts other than the mutual funds, do not include
returns represent          custody fees or other expenses normally paid by
past performance           mutual funds. If these expenses were included,
of the composite           returns would be lower.
and not the
Strategic Value        /2/ This column shows the performance of the S&P 500
Portfolio.                 Index, an index of the stocks of approximately 500
                           large-capitalization U.S. companies. Results include
Returns do not             reinvested dividends.
reflect fees and
expenses of any        /3/ The inception date of the composite was April 1,
variable annuity           2000. Total returns and expenses are not annualized
contract or                for the first year of operations.
variable life
insurance policy
and would be lower
if they did.

JANUS CAPITAL CORPORATION



This chart shows    This chart does not show you the performance of the
the historical      Focused 30 Portfolio - it shows the performance of similar
performance of      accounts managed by Janus.
the Janus
Aggressive          -----------------------------------------------------------
Growth              Annual total returns/Average annual total returns for the
Composite. Each     periods ending December 31, 2001
of the 51
advisory                               Janus Aggressive
accounts in the                        Growth                     S&P 500
composite,          Year/Period        Composite (%)/1/           Index (%)/2/
including 14        ----------------------------------------------------------
mutual funds, as    2001
of 12/31/01, has    2000               (29.42)                    (9.11)
investment          1999                65.42                     21.04
objectives,         1998                66.36                     28.58
policies and        1997                27.55                     33.36
strategies that     1996                16.39                     22.96
are                 1995                45.85                     37.58
substantially       1994                (6.33)                     1.32
similar to those    1993                 7.36                     10.08
of the Focused      1992                 2.42                      7.62
30 Portfolio.       ----------------------------------------------------------
                    1 year             (29.42)                    (9.11)
The performance     5 years             23.59                     18.35
shows the           10 years            21.62                     17.46
historical track    ----------------------------------------------------------
record of the
portfolio           /1/ This column shows performance of the composite after
manager and is          advisory fees and operating expenses charged to the
not intended to         accounts in the composite have been deducted. The
imply how the           Focused 30 Portfolio's fees and expenses are generally
Focused 30              expected to be higher than those reflected in the
Portfolio has           composite, which would reduce performance. Thirty-seven
performed or            of the accounts in the composite were not subject to
will perform.           the investment limitations, diversification
Total returns           requirements and other restrictions of the 1940 Act or
represent past          Subchapter M of the IRC, which, if imposed, could have
performance of          adversely affected the performance. The fees and
the composite           expenses of the composite include investment advisory
and not the             fees, but, for the accounts other than the mutual
Focused 30              funds, do not include custody fees or other expenses
Portfolio.              normally paid by mutual funds and which the Focused 30
                        Portfolio will pay. If these expenses were included,
Returns do not          returns would be lower.
reflect fees and
expenses of any     /2/ This column shows the performance of the S&P 500 Index,
variable annuity        an index of the stocks of approximately 500 large-
contract or             capitalization U.S. companies. Results include
variable life           reinvested dividends.
insurance
policy, and
would be lower
if they did.

PERFORMANCE OF COMPARABLE ACCOUNTS

LAZARD ASSET MANAGEMENT


This chart shows       This chart does not show you the performance of the
the historical         International Value Portfolio -- it shows the
performance of the     performance of similar accounts managed by Lazard.
Lazard                 --------------------------------------------------------
International ADR      Annual total returns/Average annual total returns for
Equity Composite.      the periods ending December 31, 2000
Each of the 192
advisory accounts                           Lazard
in the composite as                         International
of 12/31/01,                                ADR Equity              MSCI EAFE
including 3 mutual     Year/Period          Composite (%)/1/        Index (%)/2/
funds, has             ---------------------------------------------------------
investment             2001                 (19.69)                 (21.21)
objectives,            2000                   3.19                  (13.96)
policies and           1999                  20.19                   27.30
strategies that are    1998                  23.74                   20.33
substantially          1997                  18.91                    2.06
similar to those of    1996                  12.09                    6.36
the International      1995                   6.00                   11.55
Value Portfolio.       1994/3/                1.24                    7.80
                       ---------------------------------------------------------
The composite          1 year               (19.69)                 (21.21)
performance shows      3 years               (0.13)                  (4.79)
the historical         5 years                7.94                    1.17
track record of the    Since Inception/3/     7.34                    3.91
portfolio manager      ---------------------------------------------------------
and is not intended
to imply how the       /1/ This column shows performance after advisory fees
International Value        and operating expenses charged to the accounts in
Portfolio has              the composite have been deducted. The International
performed or will          Value Portfolio's fees and expenses are generally
perform. Total             expected to be higher than those reflected in the
returns represent          composite, which would reduce performance. Accounts
past performance of        in the composite, other than mutual funds, were not
the composite and          subject to the investment limitations,
not the                    diversification requirements and other restrictions
International Value        of the 1940 Act or Subchapter M of the IRC, which,
Portfolio.                 if imposed, could have adversely affected the
                           performance. The composite reflects investment
The International          advisory fees and transaction costs, but, for the
Value Portfolio            accounts other than the mutual funds, does not
will invest                include custody fees or other expenses normally
primarily in               paid by mutual funds and which the International
ordinary shares.           Value Portfolio will pay. If these expenses were
Prior to 5/1/01,           included, returns would be lower.
the composite
consisted of           /2/ This column shows the performance of the MSCI EAFE
accounts that              Index, an index of stocks from 21 countries in
invested in ADRs           Europe, Australia, New Zealand and Asia. Results
(U.S. dollar-              include reinvested dividends.
denominated
securities). Lazard    /3/ The inception date of the composite was January 1,
believes that              1994.
investing all of
the accounts in
ordinary shares
would have produced
substantially the
same performance.

Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance policy,
and would be lower
if they did.

MFS INVESTMENT MANAGEMENTS


This chart shows    This chart does not show you the performance of the
the historical      Capital Opportunities Portfolio -- it shows the
performance of      performance of similar accounts managed by MFS.
the MFS Capital     -----------------------------------------------------------
Opportunities       Annual total returns/Average annual total returns for the
Composite. Each     periods ending December 31, 2000
of the 8
advisory                                 MFS Capital
accounts in the                          Opportunities           S&P 500
composite,          Year/Period          Composite (%)/1/        Index (%)/2/
including 2         ---------------------------------------------------------
mutual funds, as    2001                 (24.51)                 (11.88)
of 12/31/01, has    2000                  (4.90)                  (9.11)
investment          1999                  48.40                   21.04
objectives,         1998                  27.67                   28.58
policies and        1997                  27.17                   33.36
strategies that     1996                  17.32                   22.96
are                 1995                  45.06                   37.58
substantially       1994                  (1.87)                   1.32
similar to those    1993                  26.13                   10.08
of the Capital      1992                  18.90                    7.62
Opportunities       1991                  24.86                   30.47
Portfolio.          ---------------------------------------------------------
                    1 year               (24.51)                 (11.88)
The performance     5 years               11.67                   10.70
shows the           10 years              15.89                   12.93
historical track    ---------------------------------------------------------
record of the
portfolio           /1/ This column shows performance of the composite
manager and is          after average advisory fees and operating expenses
not intended to         charged to the accounts in the composite have been
imply how the           deducted. Three of the accounts in the composite
Capital                 were not subject to the investment limitations,
Opportunities           diversification requirements and other restrictions
Portfolio has           of the Investment Company Act of 1940 or Subchapter
performed or            M of the Internal Revenue Code, which, if imposed,
will perform.           could have adversely affected the performance. The
Total returns           fees and expenses of the composite include
represent past          investment advisory fees, but, for the accounts
performance of          other than the mutual funds, do not include custody
the composite           fees or other expenses normally paid by mutual funds
and not the             and which the Capital Opportunities Portfolio will
Capital                 pay. If these were included, returns would be lower.
Opportunities
Portfolio.          /2/ This column shows performance of the S&P 500 Index,
                        an index of the stocks of approximately 500 large-
Returns do not          capitalization U.S. companies. Results include
reflect fees and        reinvested dividends.
expenses of any
variable annuity
contract or
variable life
insurance
policy, and
would be lower
if they did.

PERFORMANCE OF COMPARABLE ACCOUNTS

MFS INVESTMENT MANAGEMENT



This chart shows    This chart does not show you the performance of the Mid-
the historical      Cap Growth Portfolio -- it shows the performance of
performance of      similar accounts managed by MFS.
the MFS Mid-Cap
Growth              -----------------------------------------------------------
Composite. Each     Annual total returns/Average annual total returns for the
of the 21           periods ending December 31, 2001
advisory
accounts in the                       MFS Mid-Cap Growth   Russell Mid
composite,          Year/Period       Composite (%)/1/     Growth Index(%)/2/
including 1         ---------------------------------------------------------
mutual fund, as     2001              (21.39)              (20.15)
of 12/31/01, has    2000                8.87               (11.75)
investment          1999               74.90                51.29
objectives,         1998               20.20                17.86
policies and        1997               24.78                22.54
strategies that     1996               10.90                17.48
are substantially   1995               41.57                33.98
similar to those    1994/3/            (3.18)               (1.39)
of the Mid-Cap      ---------------------------------------------------------
Growth              1 year            (21.39)              (20.15)
Portfolio.          3 years            14.39                 2.16
                    5 years            17.55                 9.02
The performance     Since Inception/3/ 18.45                12.77
shows the           ---------------------------------------------------------
historical track
record of the       /1/ This column shows performance of the composite after
portfolio               average advisory fees and operating expenses charged
manager and is          to the accounts in the composite have been deducted.
not intended to         Twenty of the accounts in the composite were not
imply how the           subject to the investment limitations,
Mid-Cap Growth          diversification requirements and other restrictions
Portfolio has           of the Investment Company Act of 1940 or Subchapter
performed or            M of the Internal Revenue Code, which, if imposed,
will perform.           could have adversely affected the performance. The
Total returns           fees and expenses of the composite include
represent past          investment advisory fees, but, for the accounts
performance of          other than the mutual fund, do not include custody
the composite           fees or other expenses normally paid by mutual funds
and not the             and which the Mid-Cap Growth Portfolio will pay. If
Mid-Cap Growth          these were included, returns would be lower.
Portfolio.
                    /2/ This column shows performance of the Russell Midcap
Returns do not          Growth Index, an index consisting of 800 of the
reflect fees and        smallest companies in the Russell 1000 Index.
expenses of any         Results include reinvested dividends.
variable annuity
contract or         /3/ The inception date of the composite was October 1,
variable life           1994. Total returns and expenses are not annualized
insurance               for the first year of operations.
policy, and
would be lower
if they did.

MFS INVESTMENT MANAGEMENT



This chart shows    This chart does not show you the performance of the Global
the historical      Growth Portfolio -- it shows the performance of similar
performance of      accounts managed by MFS.
the MFS Global
Growth              ----------------------------------------------------------
Composite. Each     Annual total returns/Average annual total returns for the
of the 3 mutual     periods ending December 31, 2001
funds in the
composite as of                                              MSCI All Country
12/31/01 has                              MFS Global Growth  World Free
investment          Year/Period           Composite (%)/1/   Index (%)/2/
objectives,         ---------------------------------------------------------
policies and        2001                  (18.97)            (15.91)
strategies that     2000                  (12.42)            (13.94)
are                 1999                   64.87              26.82
substantially       1998                   11.82              21.97
similar to those    1997                   15.40              15.00
of the Global       1996                   14.19              13.20
Growth              1995                   17.07              19.46
Portfolio.          1994/3/                 3.55               5.03
                    ---------------------------------------------------------
The performance     1 year                 (18.97)           (15.91)
shows the           3 years                  5.38             (2.82)
historical track    5 years                  8.59              5.18
record of the       Since Inception/3/       9.65              7.83
portfolio           ---------------------------------------------------------
manager and is
not intended to     /1/ This column shows performance of the composite after
imply how the           average advisory fees and operating expenses charged
Global Growth           to the accounts in the composite have been deducted,
Portfolio has           including custody fees and other expenses normally
performed or            paid by mutual funds and which the Global Growth
will perform.           Portfolio will pay. Composite results are asset
Total returns           weighted and calculated on a monthly basis.
represent past          Quarterly and annual composite performance figures
performance of          are computed by linking monthly returns. Performance
the composite           figures for each account are calculated monthly.
and not the             Monthly market values include income accruals.
Global Growth
Portfolio.          /2/ This column shows performance of the MSCI All
                        Country World Free Index, an index of stocks from 23
Returns do not          developed markets and 26 emerging markets. Results
reflect fees and        include reinvested dividends.
expenses of any
variable annuity    /3/ The inception date of the composite was January 1,
contract or             1994.
variable life
insurance policy
and would be
lower if they
did.

PACIFIC INVESTMENT MANAGEMENT COMPANY

The chart to the       This chart does not show you the performance of the
right shows the        Inflation Managed Portfolio -- it shows the performance
historical             of similar accounts managed by PIMCO.
performance of
the PIMCO Real         ---------------------------------------------------------
Return Full            Annual total returns/Average annual total returns for
Authority              the periods ending December 31, 2000
Composite. Each
of the 2 mutual                             PIMCO                 Lehman Brother
funds as of                                 Real Return           Inflation
12/31/01 in the                             Full Authority        Linked
composite has          Year/Period          Composite (%)/1/      Index (%)/2/
investment             ---------------------------------------------------------
objectives,            2000                 13.48                 13.18
policies and           1999                  5.71                  2.36
strategies that        1998                  5.21                  3.95
are                    1997/3/               3.03                  2.08
substantially          ---------------------------------------------------------
similar to those-      1 year               13.48                 13.18
of the Inflation       3 years               8.07                  6.39
Managed                Since Inception/3/    7.09                  5.53
Portfolio.             ---------------------------------------------------------

The composite          /1/ This column shows performance of the composite after
performance                average advisory fees and operating expenses charged
shows the                  to the accounts in the composite have been deducted,
historical track           including custody fees and other expenses normally
record of the              paid by mutual funds. The Inflation Managed
portfolio                  Portfolio's fees and expenses may be higher than
manager and is             those reflected in the PIMCO Real Return Full
not intended to            Authority Composite. Higher fees and expenses would
imply how the              reduce performance.
Inflation
Managed                /2/ This column shows the performance of the Lehman
Portfolio has              Brothers Inflation Linked Index, an index of all
performed or               outstanding Treasury inflation protected securities
will perform.              (TIPS). Results include reinvested dividends.
Total returns
represent past         /3/ The inception date of the composite was March 1,
performance of             1997. Total returns and expenses are not annualized
the composite              for the first year of operations.
and not the
Inflation
Managed
Portfolio.

Returns do not
reflect fees and
expenses of any
variable annuity
contract or
variable life
insurance policy,
and would be
lower if they
did.

PERFORMANCE OF COMPARABLE ACCOUNTS

PUTNAM INVESTMENT MANAGEMENT, LLC


This chart shows    This chart does not show you the performance of the
the historical      Aggressive Equity Portfolio -- it shows the performance
performance of      of a similar account managed by Putnam.
Class A shares of
a Putnam-managed    -----------------------------------------------------------
mutual fund that    Annual total returns/Average annual total returns for the
has investment      periods ending December 31, 2001
objectives,
policies and                             Putnam-managed
strategies that                          mutual fund,           Russell 2500
are substantially   Year/Period          Class A (%)/1/         Index (%)/2/
similar to those    ---------------------------------------------------------
of the Aggressive   2001                 (21.97)                (15.68)
Equity Portfolio.   2000                  21.93                   4.27
                    1999                  27.04                  24.14
The performance     1998/3/               (4.38)                 (4.88)
shows the           ---------------------------------------------------------
historical track    1 year                21.93                   4.27
record of the       3 years
portfolio manager   Since Inception/3/    16.39                   8.37
and is not          ---------------------------------------------------------
intended to imply
how the             /1/ This column shows performance (calculated in
Aggressive Equity       accordance with SEC standards) of a comparable
Portfolio has           Putnam-managed fund after Class A advisory fees and
performed or will       operating expenses have been deducted, including
perform. Total          custody fees and other expenses normally paid by
returns represent       mutual funds and which the Aggressive Equity
past performance        Portfolio will pay. The Aggressive Equity
of Class A shares       Portfolio's fees and expenses are generally expected
of the comparable       to be higher than those reflected in the Putnam
mutual fund and         Composite which would reduce performance.
not the
Aggressive Equity   /2/ This column shows the performance of the Russell
Portfolio.              2500 Index, an index of 2,500 of the smallest
                        companies in the Russell 3000 Index. Results include
Returns do not          reinvested dividends.
reflect fees and
expenses of any     /3/ The inception date of the composite was June 1,
variable annuity        1998. Total returns and expenses are not annualized
contract or             for the first year of operations.
variable life
insurance policy,
and would be
lower if they
did.


--------------------------------------------------------------------------------


This chart shows    This chart does not show you the performance of the Equity
the historical      Portfolio -- it shows the performance of similar accounts
performance of      managed by Putnam.
the Putnam Equity
Composite. Each     -----------------------------------------------------------
of the 2 mutual     Annual total returns/Average annual total returns for the
fund accounts in    periods ending December 31, 2001
the composite as
of 12/31/01 has                      Putnam Equity        Russell 1000
investment          Year/Period      Composite (%)/1/     Growth Index (%)/2/
objectives,         ---------------------------------------------------------
policies and        2001             (30.35)              (30.89)
strategies that     2000             (17.38)              (22.42)
are substantially   1999              55.28                33.16
similar to those    1998              23.17                38.71
of the Equity       1997              25.20                30.49
Portfolio.          1996              12.07                23.12
                    1995              39.34                37.18
The performance     1994              (0.05)                2.62
shows the           1993              17.96                 2.87
historical track    ---------------------------------------------------------
record of the
portfolio manager   /1/ This column shows performance after advisory fees
and is not              and operating expenses charged to the accounts in
intended to imply       the composite have been deducted, including custody
how the Equity          fees and other expenses normally paid by mutual
Portfolio has           funds and which the Equity Portfolio will pay. The
performed or will       Equity Portfolio's fees and expenses are generally
perform. Total          expected to be higher than those reflected in the
returns represent       Putnam Composite which would reduce performance.
past performance
of the composite    /2/ This column shows the performance of the Russell
and not the             1000 Growth Index, an index of companies with a
Equity Portfolio.       greater-than-average growth orientation. Companies
                        in this Index have higher price-to-book and price-
Returns do not          earnings ratios, lower dividend yields and higher
reflect fees and        forecasted growth rates than companies in the
expenses of any         Russell 1000 Value Index. Results include reinvested
variable annuity        dividends.
contract or
variable life       /3/ The inception date of the composite was January 1,
insurance policy,       1993. However, the performance of each of the
and would be            component mutual funds in the composite was 50.31
lower if they           and 46.09 for 1991 and 9.72 and 10.36 for 1992.
did.

INFORMATION FOR INVESTORS

                       --------------------------------------------------------

Fund availability      The Pacific Select Fund is available only to people who
                       own certain variable annuity contracts or variable life
You'll find            insurance policies. You do not buy, sell or exchange
information about shares of the fund's portfolios - you choose investment how this works in options through your annuity contract or life insurance
the product            policy. The insurance company then invests in the
prospectus or          portfolios of the Pacific Select Fund according to the
offering               investment options you've chosen.
memorandum.


                       --------------------------------------------------------
How share prices       Each Pacific Select Fund portfolio is divided into
are calculated         shares. The price of a portfolio's shares is called its
                       net asset value (NAV) per share. NAV per share forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares.

                       Each portfolio's NAV per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open, usually at or about 4:00 p.m. Eastern time. Generally, for any transaction, we'll use the net asset value calculated after we receive a request to buy, sell or exchange shares.


An example of how      The NAV per share is calculated by taking the total
we calculate net       value of a portfolio's assets, subtracting the
asset value per        liabilities, and then dividing by the number of shares
share                  that have already been issued. The value of a
                       portfolio's assets is based on the total market value of all of the securities it holds. In general, the value of each security is based on its actual or estimated market value, with special provision for assets without readily available market quotes, for short-term debt securities, and for situations where market quotations are deemed unreliable or stale. This special provision means a fair value for a security is determined under procedures adopted and monitored by the fund's board of trustees. If the NYSE closes early, each portfolio will normally consider the closing price of a security to be its price at 4:00 p.m. Eastern time.

     $80 million portfolio's assets
-     $3 million portfolio's liabilities
----------------
     $77 million
/      7 million outstanding shares
----------------
=            $11 net asset value
---------------- per share

                       A delay may happen in any of the following situations:

                       . the NYSE closes on a day other than a regular holiday
                         or weekend
                       . trading on the NYSE is restricted

                       . an emergency exists as determined by the SEC, making
                         securities sales or determinations of variable account asset valuations not practicable.

                       . the SEC permits a delay for the protection of
                         shareholders.

Variable annuity       Because foreign securities can be traded on weekends,
contracts and          U.S. holidays and other times when the NYSE is closed,
variable life          changes in the market value of these securities are not
insurance policies     always reflected in the portfolio's NAV. It's not
may have other         possible to buy, sell, exchange or reinvest shares on
restrictions on        days the NYSE is closed, even if there has been a
buying and selling     change in the market value of these securities. For a
shares.                list of holidays observed, call Pacific Life or see the

                       SAI.

                       --------------------------------------------------------
Brokerage              The fund has adopted a brokerage enhancement plan under
enhancement plan       which the fund, through its distributor, Pacific Select
                       Distributors, Inc., can ask Pacific Life and each of
The brokerage          the fund's portfolio managers to allocate brokerage
enhancement plan       transactions to particular brokers or dealers, subject
was adopted by the     to best price and execution, to help promote the
fund pursuant to       distribution of the fund's shares. In return for
Rule 12b-1 under       brokerage transactions, certain brokers and dealers may
the Investment         give brokerage credits, other benefits or services or
Company Act of         other compensation that, under the plan, may be used
1940, and may be       with broker-dealers to help obtain certain
considered a           distribution-related activities or services. These
distribution plan      credits or other compensation may be applied toward
because it uses a      another service or benefit provided by a broker-dealer
fund asset -           such as (but not limited to) the ability to promote the
brokerage - to help    fund at a conference or meeting sponsored by a broker-
promote                dealer.
distribution of the
fund's shares.         The plan is not expected to increase brokerage costs to
                       a portfolio. The granting of brokerage credits or receipt of other compensation under the plan may be a factor considered by a portfolio manager or the adviser in allocating brokerage. In addition, a portfolio manager or the adviser is always free to consider the sale of fund shares or variable contracts in allocating brokerage.

FINANCIAL HIGHLIGHTS

The financial highlights table is designed to help you understand how the Pacific Select Fund portfolios have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single portfolio share. Total investment return indicates how much an investment in the portfolio would have earned, assuming all dividends and distributions had been reinvested. Financial highlights do not appear for the Equity Income and Research Portfolios because these Portfolios started on January 2, 2002.



                                     Blue Chip Portfolio                      Aggressive Growth Portfolio
                          ----------------------------------------------  -------------------------------------
                                                                 2001/3/                                2001/3/
------------------------  ----------------------------------------------  -------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                      10.00                                  10.00

Plus income from
 investment operations
Net investment income
 (loss)                     $                                       0.01                                  (0.03)
Net realized and
 unrealized loss on
 securities                 $                                      (1.86)                                 (1.95)
------------------------  ----------------------------------------------  -------------------------------------
Total from investment
 operations                 $                                      (1.85)                                 (1.98)

Less distributions
Dividends from net
 investment income          $                                      (0.01)                                     -
Distributions from
 capital gains              $                                          -                                      -
------------------------  ----------------------------------------------  -------------------------------------
Total distributions         $                                      (0.01)                                     -

Net asset value, end of
 year                       $                                       8.14                                   8.02
========================  ==============================================  =====================================
Total investment
 return/1/                  %                                     (18.57)                                (19.78)

RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                                    531,021                                 89,520
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %                                       1.00                                   1.10
 . before expense
   reductions               %                                       1.04                                   1.24
Ratios of net investment
 income (loss) to
 average net assets
 . after expense
   reductions               %                                       0.11                                  (0.65)
 . before expense
   reductions/2/            %                                       0.07                                  (0.79)
Portfolio turnover rate     %                                      23.71                                  83.91
                                  Emerging Markets Portfolio                 Diversified Research Portfolio
                          ----------------------------------------------  -------------------------------------
                                1997     1998     1999  2000/4/     2001                       2000/3/     2001
------------------------  ----------------------------------------------  -------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   9.68     9.47     6.85    10.48     6.73                         10.00    10.99
Plus income from
 investment operations

Net investment income
 (loss)                     $   0.06     0.10     0.03    (0.03)    0.04                          0.03     0.02
Net realized and
 unrealized gain (loss)
 on securities              $  (0.22)   (2.64)    3.63    (3.71)   (0.62)                         0.99    (0.33)
------------------------  ----------------------------------------------  -------------------------------------
Total from investment
 operations                 $  (0.16)   (2.54)    3.66    (3.74)   (0.58)                         1.02    (0.31)

Less distributions
Dividends from net
 investment income          $  (0.05)   (0.08)   (0.03)   (0.01)   (0.01)                        (0.03)   (0.02)
Distributions from
 capital gains              $      -        -        -        -        -                             -        -
------------------------  ----------------------------------------------  -------------------------------------
Total distributions         $  (0.05)   (0.08)   (0.03)   (0.01)   (0.01)                        (0.03)   (0.02)

Net asset value, end of
 year                       $   9.47     6.85    10.48     6.73     6.14                         10.99    10.66
========================  ==============================================  =====================================
Total investment
 return/1/                  %  (1.69)  (26.83)   53.56   (35.69)   (8.68)                        10.21    (2.74)

RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 99,425  106,570  217,030  178,903  163,150                       144,898  242,648
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %   1.46     1.46     1.41     1.30     1.31                          0.98     0.94
 . before expense
   reductions               %   1.47     1.46     1.42     1.30     1.32                          0.99     0.96
Ratios of net investment
 income (loss) to
 average net assets
 . after expense
   reductions               %   0.80     1.42     0.74     0.01     0.92                          0.51     0.28
 . before expense
   reductions/2/            %   0.79     1.42     0.74        -     0.91                          0.50     0.26
Portfolio turnover rate     %  69.60    29.82    48.52   120.01    84.53                         23.71    34.80

The information in the financial highlights tables for the years 1997 through 2001 is included and can be read in conjunction with the fund's financial statements, which are in the fund's annual report dated as of December 31, 2001. These financial statements have been audited by Deloitte & Touche LLP, independent auditors. Please turn to the back cover to find out how you can get a copy of the annual report.



                                  Small-Cap Equity Portfolio                    International Large-Cap Portfolio
                          -----------------------------------------------  ----------------------------------------
                                 1997     1998     1999     2000     2001                          2000/3/     2001
------------------------  -----------------------------------------------  ----------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   21.45    24.61    22.92    29.79    21.19                            10.00     7.84

Plus income from
 investment operations
Net investment income       $    0.05     0.02     0.05     0.15     0.12                             0.06     0.05
Net realized and
 unrealized gain (loss)
 on securities              $    5.65     0.90     9.75    (6.51)   (0.61)                           (2.21)   (1.48)
------------------------  -----------------------------------------------  ----------------------------------------
Total from investment
 operations                 $    5.70     0.92     9.80    (6.36)   (0.49)                           (2.15)   (1.43)

Less distributions
Dividends from net
 investment income          $   (0.05)   (0.02)   (0.05)   (0.15)   (0.11)                           (0.01)   (0.05)
Distributions from
 capital gains              $   (2.49)   (2.59)   (2.88)   (2.09)   (3.19)                               -        -
------------------------  -----------------------------------------------  ----------------------------------------
Total distributions         $   (2.54)   (2.61)   (2.93)   (2.24)   (3.30)                          (0.01)    (0.05)

Net asset value, end of
 year                       $   24.61    22.92    29.79    21.19    17.40                             7.84     6.36
========================  ===============================================  ========================================
Total investment
 return/1/                  %   30.27     2.69    47.52   (22.41)   (2.54)                          (21.51)  (18.29)

RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $ 246,555  267,958  425,107  582,644  563,098                          362,768  504,787
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %    0.70     0.70     0.70     0.69     0.69                             1.17     1.14
 . before expense
   reductions               %    0.70     0.70     0.70     0.69     0.70                             1.17     1.14
Ratios of net investment
 income to average net
 assets
 . after expense
   reductions               %    0.22     0.11     0.22     0.62     0.67                             0.41     0.44
 . before expense
   reductions/2/            %    0.21     0.11     0.22     0.61     0.67                             0.41     0.44
Portfolio turnover rate     %   52.20    48.48    49.34    45.54    49.93                            21.25    25.64
                                  I-Net Tollkeeper Portfolio                      Financial Services Portfolio
                          -----------------------------------------------  ----------------------------------------
                                                         2000/3/     2001                                   2001/3/
------------------------  -----------------------------------------------  ----------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                              10.00     6.78                                     10.00
Plus income from
 investment operations
Net investment income
 (loss)                     $                              (0.04)   (0.08)                                     0.02
Net realized and
 unrealized loss on
 securities                 $                              (3.18)   (2.22)                                    (0.75)
------------------------  -----------------------------------------------  ----------------------------------------
Total from investment
 operations                 $                              (3.22)   (2.30)                                    (0.73)

Less distributions
Dividends from net
 investment income          $                                  -        -                                     (0.02)
Distributions from
 capital gains              $                                  -        -                                         -
------------------------  -----------------------------------------------  ----------------------------------------
Total distributions         $                                  -        -                                     (0.02)

Net asset value, end of
 year                       $                               6.78     4.48                                      9.25
========================  ===============================================  ========================================
Total investment
 return/1/                  %                             (32.17)  (33.89)                                    (7.28)

RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of year
 (in thousands)             $                            115,554   74,294                                    61,968
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %                               1.60     1.57                                      1.20
 . before expense
   reductions               %                               1.63     1.57                                      1.34
Ratios of net investment
 income (loss) to
 average net assets
 . after expense
   reductions               %                              (1.03)   (1.35)                                     0.43
 . before expense
   reductions/2/            %                              (1.06)   (1.35)                                     0.29
Portfolio turnover rate     %                              47.56    46.78                                     82.16

FINANCIAL HIGHLIGHTS


                                   Health Sciences Portfolio                    Technology Portfolio
                          -------------------------------------------  -------------------------------------------
                                                              2001/3/                                      2001/3/
------------------------  -------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                   10.00                                        10.00

Plus income from
 investment operations
Net investment loss         $                                   (0.02)                                       (0.02)
Net realized and
 unrealized loss on
 securities                 $                                   (0.75)                                       (4.07)
------------------------  -------------------------------------------  -------------------------------------------
Total from investment
 operations                 $                                   (0.77)                                       (4.09)

Less distributions
Dividends from net
 investment income          $                                       -                                            -
Distributions from
 capital gains              $                                       -                                            -
------------------------  -------------------------------------------  -------------------------------------------
Total distributions         $                                       -                                            -

Net asset value, end of
 year                       $                                    9.23                                         5.91
========================  ===========================================  ===========================================
Total investment
 return/1/                  %                                   (7.69)                                       40.94

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $                                  86,911                                       52,160
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %                                    1.20                                         1.20
 . before expense
   reductions               %                                    1.24                                         1.31
Ratios of net investment
 loss to average net
 assets
 . after expense
   reductions               %                                   (0.42)                                       (0.71)
 . before expense
   reductions/2/            %                                   (0.46)                                       (0.82)
Portfolio turnover rate     %                                   94.37                                        69.22
                                 Telecommunications Portfolio                 Multi-Strategy Portfolio
                          -------------------------------------------  -------------------------------------------
                                                              2001/3/     1997     1998     1999     2000     2001
------------------------  -------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                   10.00    14.75    16.18    17.32    16.98    15.40

Plus income from
 investment operations
Net investment income       $                                       -     0.50     0.46     0.44     0.44     0.38
Net realized and
 unrealized gain (loss)
 on securities              $                                   (4.67)    2.23     2.34     0.74    (0.33)   (0.56)
------------------------  -------------------------------------------  -------------------------------------------
Total from investment
 operations                 $                                   (4.67)    2.73     2.80     1.18     0.11    (0.18)

Less distributions
Dividends from net
 investment income          $                                   (0.01)   (0.50)   (0.46)   (0.43)   (0.43)   (0.37)
Distributions from
 capital gains              $                                       -    (0.80)   (1.20)   (1.09)   (1.26)   (0.03)
------------------------  -------------------------------------------  -------------------------------------------
Total distributions         $                                   (0.01)   (1.30)   (1.66)   (1.52)   (1.69)   (0.40)

Net asset value, end of
 year                       $                                    5.32    16.18    17.32    16.98    15.40    14.82
========================  ===========================================  ===========================================
Total investment
 return/1/                  %                                  (46.72)   19.62    18.17     7.04     0.75    (1.15)

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $                                  16,399  367,128  576,424  739,506  762,502  760,507
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %                                    1.21     0.71     0.70     0.70     0.69     0.69
 . before expense
   reductions               %                                    1.39     0.71     0.71     0.70     0.70     0.70
Ratios of net investment
 income (loss) to
 average net assets
 . after expense
   reductions               %                                    0.08     3.25     2.81     2.57     2.68     2.55
 . before expense
   reductions/2/            %                                   (0.10)    3.25     2.81     2.56     2.67     2.54
Portfolio turnover rate     %                                   77.40    71.89   102.38   196.97   237.43   220.34

                                       Large-Cap Core Portfolio                           Strategic Value Portfolio
                          -------------------------------------------------------  ----------------------------------------
                                 1997       1998       1999       2000       2001                        2000/3/       2001
------------------------  -------------------------------------------------------  ----------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   20.45      24.47      26.89      27.75      23.46                          10.00       9.76

Plus income from
 investment operations
Net investment income       $    0.20       0.20       0.24       0.22       0.16                           0.03       0.03
Net realized and
 unrealized gain (loss)
 on securities              $    5.35       5.44       3.20      (1.98)     (2.23)                         (0.25)     (0.99)
------------------------  -------------------------------------------------------  ----------------------------------------
Total from investment
 operations                 $    5.55       5.64       3.44      (1.76)     (2.07)                         (0.22)     (0.96)

Less distributions
Dividends from net
 investment income          $   (0.20)     (0.20)     (0.24)    (0.22)      (0.15)                         (0.02)     (0.03)
Distributions from
 capital gains              $   (1.33)     (3.02)     (2.34)    (2.31)      (0.26)                             -          -
------------------------  -------------------------------------------------------  ----------------------------------------
Total distributions         $   (1.53)     (3.22)     (2.58)    (2.53)      (0.41)                         (0.02)     (0.03)
Net asset value, end of
 year                       $   24.47      26.89      27.75      23.46      20.98                           9.76       8.77
========================  =======================================================  ========================================
Total investment
 return/1/                  %   28.60      24.18      13.26      (6.71)     (8.87)                         (2.19)     (9.87)

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $ 806,112  1,262,143  1,813,224  1,940,766  1,300,440                         42,876     86,740
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %    0.70       0.69       0.70       0.69       0.69                           1.05       1.05
 . before expense
   reductions               %    0.70       0.70       0.70       0.69       0.71                           1.44       1.05
Ratios of net investment
 income to average net
 assets
 . after expense
   reductions               %    0.91       0.84       0.91       0.85       0.68                           1.30       0.44
 . before expense
   reductions/2/            %    0.91       0.84       0.91       0.84       0.66                           0.91       0.43
Portfolio turnover rate     %  105.93      80.78      69.34      45.41      40.87                           9.88      91.97
                                          Growth LT Portfolio                               Focused 30 Portfolio
                          -------------------------------------------------------  ----------------------------------------
                                 1997       1998       1999       2000       2001                        2000/3/       2001
------------------------  -------------------------------------------------------  ----------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $   16.50      17.31      26.20      47.67      31.30                          10.00       8.22

Plus income from
 investment operations
Net investment income
 (loss)                     $    0.16      (0.04)      0.15       0.33       0.19                           0.04       0.01
Net realized and
 unrealized gain (loss)
 on securities              $    1.51       9.86      23.95      (9.43)     (8.71)                         (1.78)     (1.11)
------------------------  -------------------------------------------------------  ----------------------------------------
Total from investment
 operations                 $    1.67       9.82      24.10      (9.10)     (8.52)                         (1.74)     (1.10)

Less distributions
Dividends from net
 investment income          $   (0.09)     (0.05)         -      (0.22)     (0.26)                         (0.04)         -
Distributions from
 capital gains              $   (0.77)     (0.88)     (2.63)     (7.05)     (3.93)                             -          -
------------------------  -------------------------------------------------------  ----------------------------------------
Total distributions         $   (0.86)     (0.93)     (2.63)     (7.27)     (4.19)                         (0.04)         -
Net asset value, end of
 year                       $   17.31      26.20      47.67      31.30      18.59                           8.22       7.12
========================  =======================================================  ========================================
Total investment
 return/1/                  %   10.96      58.29      98.08     (21.70)    (29.55)                        (17.39)    (13.35)

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $ 677,147  1,279,759  3,655,851  3,575,195  2,280,990                         48,949     58,095
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %    0.82       0.80       0.79       0.79       0.79                           1.05       1.05
 . before expense
   reductions               %    0.82       0.80       0.79       0.80       0.82                           1.37       1.06
Ratios of net investment
 income (loss) to
 average net assets
 . after expense
   reductions               %    0.52      (0.08)     (0.33)      0.30       0.31                           2.15       0.17
 . before expense
   reductions/2/            %    0.52      (0.08)     (0.33)      0.30       0.27                           1.83       0.17
Portfolio turnover rate     %  145.17     116.96     111.56      68.37      90.93                          23.51     213.23

FINANCIAL HIGHLIGHTS


                                  Mid-Cap Value Portfolio                        International Value Portfolio
                        ---------------------------------------------  -------------------------------------------------
                                            1999/3/     2000     2001  1997/5/     1998       1999       2000    2001/6/
----------------------  ---------------------------------------------  -------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year        $                   10.00    10.50    12.90    15.40    16.21      15.80      18.49      15.85

Plus income from
 investment operations
Net investment income     $                    0.02     0.05     0.10     0.41     0.11       0.06       0.09       0.08
Net realized and
 unrealized gain
 (loss) on securities     $                    0.50     2.54     1.60     1.00     0.90       3.37      (2.19)     (3.50)
----------------------  ---------------------------------------------  -------------------------------------------------
Total from investment
 operations               $                    0.52     2.59     1.70     1.41     1.01       3.43      (2.10)     (3.42)

Less distributions
Dividends from net
 investment income        $                   (0.02)   (0.05)   (0.10)   (0.29)   (0.17)     (0.12)     (0.02)     (0.14)
Distributions from
 capital gains            $                       -    (0.14)   (0.34)   (0.31)   (1.25)     (0.62)     (0.52)     (0.23)
----------------------  ---------------------------------------------  -------------------------------------------------
Total distributions       $                   (0.02)   (0.19)   (0.44)   (0.60)   (1.42)     (0.74)     (0.54)     (0.37)

Net asset value, end
 of year                  $                   10.50    12.90    14.16    16.21    15.80      18.49      15.85      12.06
======================  =============================================  =================================================
Total investment
 return/1/                %                    5.22    24.91    13.30     9.28     5.60      22.82     (11.40)    (21.87)

RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)      $                 107,434  406,528  826,958  764,036  996,215  1,683,446  1,635,737  1,131,999
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/          %                    0.97     0.88     0.89     1.02     1.00       1.01       0.96       0.93
 . before expense
   reductions             %                    0.97     0.98     1.00     1.03     1.00       1.01       0.96       0.93
Ratios of net
 investment income to
 average net assets
 . after expense
   reductions             %                    0.44     0.57     0.83     1.81     1.36       1.12       1.09       1,06
 . before expense
   reductions/2/          %                    0.44     0.47     0.72     1.79     1.36       1.12       1.09       1.06
Portfolio turnover
 rate                     %                   84.14   136.97   148.32    84.34    45.61      55.56      63.27      91.89
                              Capital Opportunities Portfolio                    Mid-Cap Growth Portfolio
                        ---------------------------------------------  -------------------------------------------------
                                                              2001/3/                                            2001/3/
----------------------  ---------------------------------------------  -------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year        $                                     10.00                                              10.00

Plus income from
 investment operations
Net investment income
 (loss)                   $                                      0.01                                              (0.01)
Net realized and
 unrealized gain
 (loss) on securities     $                                     (1.56)                                             (1.87)
----------------------  ---------------------------------------------  -------------------------------------------------
Total from investment
 operations               $                                     (1.55)                                             (1.88)

Less distributions
Dividends from net
 investment income        $                                     (0.01)                                                 -
Distributions from
 capital gains            $                                         -                                                  -
----------------------  ---------------------------------------------  -------------------------------------------------
Total distributions       $                                     (0.01)                                                 -

Net asset value, end
 of year                  $                                      8.44                                               8.12
======================  =============================================  =================================================
Total investment
 return/1/                %                                    (15.54)                                            (18.81)

RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)      $                                   154,091                                             99,383
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/          %                                      0.91                                               1.00
 . before expense
   reductions             %                                      0.94                                               1.03
Ratios of net
 investment income
 (loss) to average net
 assets
 . after expense
   reductions             %                                      0.19                                              (0.20)
 . before expense
   reductions/2/          %                                      0.16                                              (0.23)
Portfolio turnover
 rate                     %                                     98.40                                              95.48

                                    Global Growth Portfolio                          Equity Index Portfolio
                          ---------------------------------------------  ---------------------------------------------------
                                                                2001/3/     1997       1998       1999    2000/7/       2001
------------------------  ---------------------------------------------  ---------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                                     10.00    20.42      25.71      32.33      38.41      34.12

Plus income from
 investment operations
Net investment income
 (loss)                     $                                     (0.02)    0.37       0.38       0.39       0.35       0.33
Net realized and
 unrealized gain (loss)
 on securities              $                                     (1.48)    6.13       6.83       6.24      (3.88)     (4.46)
------------------------  ---------------------------------------------  ---------------------------------------------------
Total from investment
 operations                 $                                     (1.50)    6.50       7.21       6.63      (3.53)     (4.13)

Less distributions
Dividends from net
 investment income          $                                         -    (0.37)     (0.37)     (0.39)     (0.35)     (0.33)
Distributions from
 capital gains              $                                         -    (0.84)     (0.22)     (0.16)     (0.41)     (0.12)
------------------------  ---------------------------------------------  ---------------------------------------------------
Total distributions         $                                         -    (1.21)     (0.59)     (0.55)     (0.76)     (0.45)

Net asset value, end of
 year                       $                                      8.50    25.71      32.33      38.41      34.12      29.54
========================  =============================================  -======================================================
Total investment
 return/1/                  %                                    (14.97)   32.96      28.45      20.59      (9.29)    (12.15)

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $                                    23,336  874,136  1,496,457  2,423,611  2,585,065  2,009,221
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %                                      1.76     0.23       0.21       0.20       0.29       0.29
 . before expense
   reductions               %                                      2.15     0.23       0.21       0.21       0.29       0.29
Ratios of net investment
 income (loss) to
 average net assets
 . after expense
   reductions               %                                     (0.23)    1.61       1.33       1.14       0.96       1.06
 . before expense
   reductions/2/            %                                     (0.62)    1.61       1.33       1.13       0.96       1.06
Portfolio turnover rate     %                                    123.50     2.58       2.48       4.16       4.13       4.58

                                   Small-Cap Index Portfolio                             REIT Portfolio
                          ---------------------------------------------  ---------------------------------------------------
                                              1999/3/  2000/7/     2001                        1999/3/       2000       2001
------------------------  ---------------------------------------------  ---------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year          $                   10.00    11.74    11.13                          10.00       9.59      12.23

Plus income from
 investment operations
Net investment income       $                    0.06     0.13     0.10                           0.39       0.46       0.53
Net realized and
 unrealized gain (loss)
 on securities              $                    1.87    (0.55)    0.09                          (0.39)      2.65       0.49
------------------------  ---------------------------------------------  ---------------------------------------------------
Total from investment
 operations                 $                    1.93    (0.42)    0.19                              -       3.11       1.02

Less distributions
Dividends from net
 investment income          $                   (0.06)   (0.13)   (0.09)                         (0.39)     (0.46)     (0.40)
Distributions from
 capital gains              $                   (0.13)   (0.06)   (0.92)                         (0.02)     (0.01)     (0.05)
------------------------  ---------------------------------------------  ---------------------------------------------------
Total distributions         $                   (0.19)   (0.19)   (1.01)                         (0.41)     (0.47)     (0.45)

Net asset value, end of
 year                       $                   11.74    11.13    10.31                           9.59      12.23      12.80
========================  =============================================  ===================================================
Total investment
 return/1/                  %                   19.36    (3.61)    1.74                          (0.01)     32.77       8.55

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)             $                 115,052  182,355  219,725                         50,101    168,942    236,302
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/            %                    0.75     0.60     0.57                           1.28       1.14       1.15
 . before expense
   reductions               %                    0.94     0.62     0.57                           1.28       1.14       1.15
Ratios of net investment
 income to average net
 assets
 . after expense
   reductions               %                    0.99     1.18     1.05                           6.09       5.16       4.78
 . before expense
   reductions/2/            %                    0.80     1.16     1.05                           6.09       5.16       4.78
Portfolio turnover rate     %                   52.06    67.45    51.78                          20.24      18.22      30.13

FINANCIAL HIGHLIGHTS



                                  Inflation Managed Portfolio                            Managed Bond Portfolio
                       -----------------------------------------------------  -------------------------------------------------
                              1997     1998       1999       2000       2001     1997     1998       1999       2000       2001
---------------------  -----------------------------------------------------  -------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year       $   10.38    10.78      10.98      10.10      10.68    10.75    11.14      11.38      10.33      10.82

Plus income from
 investment
 operations
Net investment income    $    0.53     0.54       0.52       0.58       0.41     0.59     0.57       0.59       0.68       0.55
Net realized and
 unrealized gain
 (loss) on securities    $    0.42     0.42      (0.74)      0.58       0.04     0.44     0.40      (0.79)      0.47       0.23
---------------------  -----------------------------------------------------  -------------------------------------------------
Total from investment
 operations              $    0.95     0.96      (0.22)      1.16       0.45     1.03     0.97      (0.20)      1.15       0.78

Less distributions
Dividends from net
 investment income       $   (0.55)   (0.55)     (0.52)     (0.58)     (0.40)   (0.60)   (0.58)     (0.59)     (0.66)     (0.57)
Distributions from
 capital gains           $       -    (0.21)     (0.14)         -          -    (0.04)   (0.15)     (0.26)         -          -
---------------------  -----------------------------------------------------  -------------------------------------------------
Total distributions      $   (0.55)   (0.76)     (0.66)     (0.58)     (0.40)   (0.64)   (0.73)     (0.85)     (0.66)     (0.57)

Net asset value, end
 of year                 $   10.78    10.98      10.10      10.68      10.73    11.14    11.38      10.33      10.82      11.03
=====================  =====================================================  ==================================================
Total investment
 return/1/               %    9.48     9.24      (1.95)     11.85       4.27     9.92     9.20      (1.91)     11.53       7.33

RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)     $ 129,900  190,428    428,174    572,827    620,494  468,575  765,989  1,090,978  1,613,748  2,353,055
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/         %    0.66     0.66       0.66       0.62       0.66     0.66     0.66       0.65       0.64       0.64
 . before expense
   reductions            %    0.67     0.66       0.66       0.65       0.67     0.66     0.66       0.66       0.65       0.65
Ratios of net
 investment income to
 average net assets
 . after expense
   reductions            %    5.39     5.16       5.19       5.77       3.73     5.72     5.40       5.68       6.42       5.09
 . before expense
   reductions/2/         %    5.38     5.16       5.19       5.74       3.72     5.72     5.40       5.67       6.41       5.09
Portfolio turnover
 rate                    %  203.01   266.83     370.28     589.38     873.05   230.87   230.99     374.74     406.54     412.87
                                    Money Market Portfolio                              High Yield Bond Portfolio
                       -----------------------------------------------------  -------------------------------------------------
                              1997     1998       1999       2000       2001     1997     1998       1999       2000       2001
---------------------  -----------------------------------------------------  -------------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year       $   10.04    10.06      10.05      10.08      10.09     9.94     9.98       9.34       8.81       7.70

Plus income from
 investment
 operations
Net investment income    $    0.51     0.52       0.46       0.60       0.38     0.78     0.78       0.78       0.82       0.73
Net realized and
 unrealized gain
 (loss) on securities    $    0.01        -       0.03       0.01          -     0.12    (0.55)     (0.53)     (1.13)     (0.62)
---------------------  -----------------------------------------------------  -------------------------------------------------
Total from investment
 operations              $    0.52     0.52       0.49       0.61       0.38     0.90     0.23       0.25      (0.31)      0.11

Less distributions
Dividends from net
 investment income       $   (0.50)   (0.53)     (0.46)     (0.60)     (0.38)   (0.77)   (0.78)     (0.78)     (0.80)     (0.74)
Distributions from
 capital gains           $       -        -          -          -          -    (0.09)   (0.09)         -          -          -
---------------------  -----------------------------------------------------  -------------------------------------------------
Total distributions      $   (0.50)   (0.53)     (0.46)     (0.60)     (0.38)   (0.86)   (0.87)     (0.78)     (0.80)     (0.74)

Net asset value, end
 of year                 $   10.06    10.05      10.08      10.09      10.09     9.98     9.34       8.81       7.70       7.07
=====================  =====================================================  =================================================
Total investment
 return/1/               %    5.28     5.29       4.94       6.18       3.86     9.44     2.46       2.90      (3.72)      1.35

RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)     $ 451,505  479,121  1,057,072  1,256,358  1,604,902  311,125  389,385    448,747    424,967    484,683
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/         %    0.44     0.42       0.39       0.38       0.36     0.65     0.65       0.65       0.64       0.63
 . before expense
   reductions            %    0.44     0.43       0.40       0.38       0.36     0.66     0.66       0.66       0.65       0.64
Ratios of net
 investment income to
 average net assets
 . after expense
   reductions            %    5.17     5.17       4.87       6.01       3.70     7.89     8.18       8.65      10.04       9.77
 . before expense
   reductions/2/         %    5.17     5.16       4.87       6.01       3.70     7.89     8.17       8.65      10.04       9.76
Portfolio turnover
 rate                    %     N/A      N/A        N/A        N/A        N/A   103.19    75.27      52.38      70.45     114.19

                                        Equity Portfolio                              Aggressive Equity Portfolio
                         ---------------------------------------------------  -------------------------------------------
                                1997  1998/8/       1999       2000  2001/9/     1997  1998/10/    1999     2000  2001/9/
-----------------------  ---------------------------------------------------  -------------------------------------------
OPERATING PERFORMANCE
Net asset value,
 beginning of year         $   21.07    23.89      29.27      37.50    26.12    10.78     11.18   12.66    14.55    11.08

Plus income from
 investment operations
Net investment income
 (loss)                    $    0.14     0.09       0.03      (0.01)    0.01    (0.01)     0.01   (0.01)   (0.02)   (0.05)
Net realized and
 unrealized gain (loss)
 on securities             $    3.58     7.01      10.56      (8.94)   (5.56)    0.41      1.47    3.27    (2.98)   (1.86)
-----------------------  ---------------------------------------------------  -------------------------------------------
Total from investment
 operations                $    3.72     7.10      10.59      (8.95)   (5.55)    0.40      1.48    3.26    (3.00)   (1.91)

Less distributions
Dividends from net
 investment income         $   (0.13)   (0.09)     (0.03)         -    (0.01)       -         -       -        -        -
Distributions from
 capital gains             $   (0.77)   (1.63)     (2.33)     (2.43)   (1.35)       -         -   (1.37)   (0.47)       -
-----------------------  ---------------------------------------------------  -------------------------------------------
Total distributions        $   (0.90)   (1.72)     (2.36)     (2.43)   (1.36)       -         -   (1.37)   (0.47)       -

Net asset value, end of
 year                      $   23.89    29.27      37.50      26.12    19.21    11.18     12.66   14.55    11.08     9.17
=======================  ===================================================  ===========================================
Total investment
 return/1/                 %   18.18    30.28      38.54     (25.17)  (21.76)    3.78     13.22   27.35   (21.06)  (17.24)

RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (in thousands)            $ 318,143  502,629  1,042,678  1,044,011  695,151  122,752   218,712 466,360  447,461  303,852
Ratios of expenses to
 average net assets
 . after expense
   reductions/2/           %    0.70     0.71       0.69       0.69     0.70     0.86      0.89    0.85     0.84     0.87
 . before expense
   reductions              %    0.70     0.71       0.69       0.69     0.70     0.87      0.89    0.85     0.86     0.91
Ratios of net
 investment income
 (loss) to average net
 assets
 . after expense
   reductions              %    0.59     0.35       0.11      (0.05)    0.06    (0.13)     0.01   (0.12)   (0.28)   (0.40)
 . before expense
   reductions/2/           %    0.59     0.35       0.11      (0.05)    0.06    (0.13)     0.01   (0.13)   (0.30)   (0.45)
Portfolio turnover rate    %  159.88   130.51      58.72      62.74   132.39   189.21    184.42  100.85   171.29   209.96



                                  Large-Cap Value Portfolio
                      -----------------------------------------------
                                          1999/3/     2000       2001
--------------------  -----------------------------------------------
OPERATING
PERFORMANCE
Net asset value,
 beginning of year      $                   10.00    11.09      12.60

Plus income from
 investment
 operations
Net investment
 income                 $                    0.05     0.11       0.09
Net realized and
 unrealized gain
 (loss) on
 securities             $                    1.09     1.58      (0.54)
--------------------  -----------------------------------------------
Total from
 investment
 operations             $                    1.14     1.69      (0.45)

Less distributions
Dividends from net
 investment income      $                   (0.05)   (0.10)     (0.09)
Distributions from
 capital gains          $                       -    (0.08)     (0.33)
--------------------  -----------------------------------------------
Total distributions     $                   (0.05)   (0.18)     (0.42)

Net asset value, end
 of year                $                   11.09    12.60      11.73
====================  ===============================================
Total investment
 return/1/              %                   11.46    15.26      (3.65)

RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
 year (in thousands)    $                 169,531  371,754  1,048,332
Ratios of expenses
 to average net
 assets
 . after expense
   reductions/2/        %                    0.97     0.90       0.88
 . before expense
   reductions           %                    0.97     0.95       0.90
Ratios of net
 investment income
 to average net
 assets
 . after expense
   reductions           %                    0.86     1.06       0.91
 . before expense
   reductions/2/        %                    0.86     1.00       0.89
Portfolio turnover
 rate                   %                   55.23    80.70      40.69

FINANCIAL HIGHLIGHTS

                       /1/ Assumes all dividends and distributions have been reinvested. Does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy. Total investment return not annualized for periods of less than one full year.

                       /2/ The ratios of expenses to average daily net assets after expense reductions are after custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser's reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser's reimbursements, if any.

                       /3/ Operations commenced on January 4, 1999 for the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Portfolios, January 3, 2000 for the Diversified Research and International Large-Cap Portfolios, May 1, 2000 for the I-Net Tollkeeper Portfolio, October 2, 2000 for the Strategic Value and Focused 30 Portfolios, and January 2, 2001 for Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios. The ratios of expenses and net investment income (loss) to average daily net assets are annualized.

                       /4/ Alliance Capital Management L.P. began managing the portfolio on January 1, 2000. Another firm managed the portfolio before that date.

                       /5/ Morgan Stanley Asset Management managed the portfolio from June 1, 1997 to December 31, 2000. Other firms managed the portfolio before that date.

                       /6/ Lazard Asset Management began managing the portfolio on January 1, 2001. Another firm managed the portfolio before that date.

                       /7/ Mercury Advisors began managing the portfolio on January 1, 2000. Another firm managed the portfolio before that date.

                       /8/ Goldman Sachs Asset Management began managing the portfolio from May 1, 1998 to December 31, 2000. Another firm managed the portfolio before that date.

                       /9/ Putnam Investments LLC began managing the portfolio on December 1, 2001. Another firm managed the portfolio before that date.

                       /10/ Alliance Capital Management L.P. managed the
                            portfolio from May 1, 1998 to Nov. 30, 2001.
                            Another firm managed the portfolio before that date.

PACIFIC SELECT FUND    WHERE TO GO FOR MORE INFORMATION

The Pacific Select     You'll find more information about the Pacific Select
Fund is available      Fund in the following documents:
only to people who
own certain            Annual and semi-annual reports
variable annuity       The fund's annual and semi-annual reports list the
contracts or           holdings of the fund's portfolios, describe portfolio
variable life          performance, and tell you how investment strategies and
insurance policies.    portfolio performance have responded to recent market
You'll find out how    conditions and economic trends.
an annuity contract
or life insurance      Statement of Additional Information (SAI)
policy works in the    The SAI contains detailed information about each
product prospectus     portfolio's investments, strategies and risks, and is
or offering            considered to be part of this prospectus because it is
memorandum.            incorporated by reference.

Please contact the     You can get a copy of these documents at no charge by
fund's adviser,        calling or writing to Pacific Life. You can also get a
Pacific Life, if       copy of these documents by contacting the Securities
you have any           and Exchange Commission. The SEC may charge you a fee
questions about any    for this information.
of the Pacific
Select Fund
portfolios.

                       --------------------------------------------------------
How to contact         Pacific Life Insurance Company
Pacific Life           700 Newport Center Drive
                       Post Office Box 9000
                       Newport Beach, California 92660

                       Annuities: 1-800-722-2333
                       Life Insurance: 1-800-800-7681

                       --------------------------------------------------------
How to contact the     Public Reference Section of the SEC
SEC                    Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov



Form No. 15-15756-15
         483-1A
         85-23252-00   SEC file number 811-5141

                              PACIFIC SELECT FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                            Date: May 1, 2002


                               ----------------

  The Pacific Select Fund is an open-end investment management company currently offering thirty-three investment portfolios. The following twenty-eight of those portfolios are classified as diversified: the Blue Chip Portfolio; the Aggressive Growth Portfolio; the Emerging Markets Portfolio; the Diversified Research Portfolio; the Small-Cap Equity Portfolio; the International Large-Cap Portfolio; the I-Net Tollkeeper PortfolioSM; the Financial Services Portfolio; the Health Sciences Portfolio; the Technology Portfolio; the Telecommunications Portfolio; the Multi-Strategy Portfolio; the Large-Cap Core Portfolio (formerly called Equity Income Portfolio); the Growth LT Portfolio; the Mid-Cap Value Portfolio; the International Value Portfolio; the Capital Opportunities Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the Inflation Managed Portfolio; the Managed Bond Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; the Equity Income Portfolio; the Research Portfolio; the Equity Portfolio; the Aggressive Equity Portfolio; and the Large-Cap Value Portfolio. The Strategic Value Portfolio, the Focused 30 Portfolio, the Mid-Cap Growth Portfolio, the Global Growth Portfolio and the REIT Portfolio are classified as non-diversified. The Fund's Adviser is Pacific Life Insurance Company.


  This Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated May 1, 2002, and any supplement thereto, and has been filed with the Securities and Exchange Commission ("SEC") as part of the Fund's Registration Statement. Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Fund at the address and telephone numbers listed below.


                               ----------------

                                 Distributor:

                       Pacific Select Distributors, Inc.
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                                (800) 800-7681

                                   Adviser:

                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                           Annuities (800) 722-2333
                         Life Insurance (800) 800-7681

                               TABLE OF CONTENTS


INTRODUCTION................................................................   1

ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS............................   1
  Blue Chip Portfolio.......................................................   1
  Aggressive Growth Portfolio...............................................   2
  Emerging Markets Portfolio................................................   2
  Diversified Research Portfolio............................................   3
  Small-Cap Equity Portfolio................................................   3
  International Large-Cap Portfolio.........................................   3
  I-Net Tollkeeper Portfolio................................................   4
  Financial Services Portfolio..............................................   5
  Health Sciences Portfolio.................................................   6
  Technology Portfolio......................................................   6
  Telecommunications Portfolio..............................................   7
  Multi-Strategy Portfolio..................................................   7
  Large-Cap Core Portfolio (formerly called Equity Income Portfolio)........   8
  Strategic Value Portfolio.................................................   8
  Growth LT Portfolio.......................................................   9
  Focused 30 Portfolio......................................................   9
  Mid-Cap Value Portfolio...................................................  10
  International Value Portfolio.............................................  11
  Capital Opportunities Portfolio...........................................  11
  Mid-Cap Growth Portfolio..................................................  12
  Global Growth Portfolio...................................................  12
  Equity Index Portfolio....................................................  13
  Small-Cap Index Portfolio.................................................  14
  REIT Portfolio............................................................  14
  Inflation Managed Portfolio ..............................................  15
  Managed Bond Portfolio....................................................  15
  Money Market Portfolio....................................................  16
  High Yield Bond Portfolio.................................................  17
  Equity Income Portfolio...................................................  17
  Research Portfolio........................................................  17
  Equity Portfolio..........................................................  18
  Aggressive Equity Portfolio...............................................  18
  Large-Cap Value Portfolio.................................................  19
  Diversification Versus Non-Diversification................................  19

SECURITIES AND INVESTMENT TECHNIQUES........................................  20
  U.S. Government Securities................................................  20
  Inflation-Indexed Bonds...................................................  20
  Real Estate Investment Trusts.............................................  21
  Mortgage-Related Securities...............................................  22
    Mortgage Pass-Through Securities........................................  22
    GNMA Certificates.......................................................  22
    FNMA and FHLMC Mortgage-Backed Obligations..............................  23
    Collateralized Mortgage Obligations (CMOs)..............................  23
    FHLMC Collateralized Mortgage Obligations...............................  24
    Other Mortgage-Related Securities.......................................  24
    CMO Residuals...........................................................  25

    Inverse Floaters and Planned Amortization Class Certificates...........  25
    Stripped Mortgage-Backed Securities....................................  25
    Mortgage Dollar Rolls..................................................  26
  Other Asset-Backed Securities............................................  26
  Event-Linked Bonds.......................................................  27
  Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind Bonds....  27
  High Yield Bonds.........................................................  27
  Participation on Creditors Committees....................................  28
  Bank Obligations.........................................................  29
  Delayed Funding Loans and Revolving Credit Facilities....................  30
  Loan Participations......................................................  30
  Municipal Securities.....................................................  32
  Small Capitalization Stocks..............................................  32
  Corporate Debt Securities................................................  32
    Tender Option Bonds....................................................  33
  Variable and Floating Rate Securities....................................  33
  Commercial Paper.........................................................  33
  Convertible Securities...................................................  34
  Repurchase Agreements....................................................  35
  Borrowing................................................................  36
  Reverse Repurchase Agreements and Other Borrowings.......................  36
  Firm Commitment Agreements and When-Issued or Delayed Delivery
   Securities..............................................................  36
  Loans of Portfolio Securities............................................  37
  Short Sales..............................................................  37
  Short Sales Against the Box..............................................  37
  Illiquid and Restricted Securities (Private Placements)..................  38
  Precious Metals-Related Securities.......................................  38
  Foreign Securities.......................................................  39
  Foreign Currency Transactions and Forward Foreign Currency Contracts.....  40
  Options..................................................................  42
    Purchasing and Writing Options on Securities...........................  42
    Purchasing and Writing Options on Stock Indexes........................  44
    Risks of Options Transactions..........................................  44
    Spread Transactions....................................................  45
  Options on Foreign Currencies............................................  45
  Investments in Other Investment Company Securities.......................  47
    SPDRs..................................................................  47
    OPALS..................................................................  47
    I-Shares...............................................................  47
  Futures Contracts and Options on Futures Contracts.......................  48
    Futures on Securities..................................................  48
    Interest Rate Futures..................................................  48
    Stock Index Futures....................................................  49
    Futures Options........................................................  49
    Limitations............................................................  50
    Risks Associated with Futures and Futures Options......................  51
  Foreign Currency Futures and Options Thereon.............................  52
  Swap Agreements and Options on Swap Agreements...........................  52
    Risks of Swap Agreements...............................................  53
  Hybrid Instruments.......................................................  53
  Structured Notes.........................................................  53
  Warrants and Rights......................................................  54
  Duration.................................................................  54

INVESTMENT RESTRICTIONS.....................................................  56
  Fundamental Investment Restrictions.......................................  56
  Nonfundamental Investment Restrictions....................................  57

ORGANIZATION AND MANAGEMENT OF THE FUND.....................................  58
  Management Information....................................................  58
  Board of Trustees.........................................................  60
    Committees..............................................................  60
    Equity Ownership of Trustees............................................  60
    Retirement Policy for Trustees..........................................  62
    Deferred Compensation Agreements........................................  62
    Factors Considered in Approving the Investment Advisory Agreement.......  62
  Compensation..............................................................  63
  Investment Adviser........................................................  63
  Other Expenses of the Fund................................................  66
  Portfolio Management Agreements...........................................  66
  Distribution of Fund Shares...............................................  77
  Purchases and Redemptions.................................................  77
  Exchanges Among the Portfolios............................................  78

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  78
  Investment Decisions......................................................  78
  Brokerage and Research Services...........................................  78
  Portfolio Turnover........................................................  81

NET ASSET VALUE.............................................................  82

PERFORMANCE INFORMATION.....................................................  83

TAXATION....................................................................  86
  Distributions.............................................................  88
  Hedging Transactions......................................................  88

OTHER INFORMATION...........................................................  88
  Concentration Policy......................................................  88
  Brokerage Enhancement Plan................................................  89
  Capitalization............................................................  89
  Voting Rights.............................................................  90
  Custodian and Transfer Agency and Dividend Disbursing Services............  90
  Financial Statements......................................................  90
  Independent Auditors......................................................  91
  Counsel...................................................................  91
  Code of Ethics............................................................  91
  Registration Statement....................................................  91

APPENDIX....................................................................  92
  Description of Bond Ratings...............................................  92

                                 INTRODUCTION

  This SAI is designed to elaborate upon information contained in the Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques.

               ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS

  The investment objective and principal investment policies of each Portfolio are described in the Prospectus. The following descriptions and the information in the section "Investment Restrictions" provide more detailed information on investment policies that apply to each Portfolio, and are intended to supplement the information provided in the Prospectus. Any percentage limitations noted are based on market value at time of investment.

  Unless otherwise noted, a Portfolio may invest up to 5% of its net assets (taken at market value at the time of such investment) in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser (the "Adviser") or Portfolio Manager (the "Manager") reasonably believes is compatible with the investment objectives and policies of that Portfolio.


  Unless otherwise noted, a Portfolio may lend up to 33 1/3% of its assets to brokers/dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid securities (up to 10% for the Money Market Portfolio).

Blue Chip Portfolio

  It is anticipated that the portfolio will generally invest in large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States).

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: preferred stocks, convertible securities, corporate debt securities, bankers acceptances, commercial paper, U.S. government securities, its agencies or instrumentalities, repurchase agreements, warrants, securities issued on a when-issued or delayed delivery basis, up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs")), up to 25% of its assets in equity and/or debt Real Estate Investment Trusts ("REITs"), up to 10% of its assets in convertible securities, although the portfolio will not invest in non-convertible corporate debt securities rated Ba or lower by Moody's Investor's Service, Inc. ("Moody's") or BB or lower by Standard and Poor's Rating Services ("S&P"), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also engage in short sales against the box.


  The Portfolio may also use forward contracts, futures contracts (including interest rate, currency or stock index futures), and purchase and write (covered) options on securities, indices, currencies, and futures contracts to attempt to hedge against the overall level of investment and currency risk associated with its investments. The Portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the Portfolio's assets. The Portfolio may also engage in foreign currency transactions and forward currency contracts.

  The Portfolio may borrow from banks and broker/dealers. However, the Portfolio may not borrow for leveraging, but may borrow for temporary or emergency cash purposes in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's assets.

Aggressive Growth Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: preferred stocks, convertible securities, corporate debt securities, bankers acceptances, commercial paper, U.S. government securities, its agencies or instrumentalities, repurchase agreements, warrants, securities issued on a when-issued or delayed delivery basis, up to 25% of its assets in foreign securities (including ADRs and EDRs) and up to 25% of its assets in equity and/or debt REITs. The Portfolio may also engage in short sales against the box.

  The Portfolio may also use forward contracts, futures contracts (including interest rate, currency, or stock index futures), and purchase and write (covered) options on securities, indices, currencies, and futures contracts to attempt to hedge against the overall level of investment and currency risk associated with its investments. The Portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the Portfolio's assets. The Portfolio may also engage in foreign currency transactions and forward currency contracts.

  The Portfolio may borrow from banks and broker/dealers. However the Portfolio may not borrow for leveraging, but may borrow for temporary or emergency cash purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's assets.



Emerging Markets Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest up to 10% of its assets in U.S. government securities, high quality debt securities, money market obligations, and in cash to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing. Such money market obligations may include short-term corporate or U.S. government obligations and bank certificates of deposit. The Portfolio may also invest in: nonconvertible fixed income securities denominated in foreign currencies; small capitalization stocks; equity index swap agreements; ADRs; Global Depositary Receipts ("GDRs"); EDRs, or other securities convertible into equity securities of U.S. or foreign issuers; up to 5% of its net assets in warrants and rights (valued at the lower of cost or market) provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges; variable and floating rate securities; warrants on securities that it is eligible to purchase; preferred stock; repurchase agreements; reverse repurchase agreements; firm commitment agreements; and when-issued securities. The Portfolio is also permitted to invest in other investment company securities including Optimised Portfolios as Listed Securities ("OPALS"). The debt securities (including commercial paper, foreign government and international agencies) and money market obligations in which the Portfolio invests may be issued by U.S. and foreign issuers and may be denominated in U.S. dollars or foreign currencies. The Portfolio may invest in corporate debt securities rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix.


  The Portfolio may only invest in bank obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment:
(i) had more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the Manager, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities, and stock indexes. The Portfolio may also engage in futures contracts on securities and stock indexes, including foreign exchange futures contracts, and may purchase and sell put and call options thereon. The Portfolio may enter into forward foreign currency contracts, foreign currency exchange transactions on a spot (i.e., cash) basis, cross-hedge between two non-U.S. currencies, and use derivatives and other management techniques to hedge and manage changes in currency exchange rates. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. There's always a risk that these investments could reduce returns or increase the Portfolio's volatility.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Diversified Research Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. dollar-denominated corporate debt securities of domestic and foreign issuers; convertible securities; U.S. government securities; equity REITs; bank obligations; warrants; firm commitment agreements; when-issued securities; commercial paper; repurchase agreements; and reverse repurchase agreements. The Portfolio may also invest in foreign issuers whose principal markets are in the U.S. (which include ADRs and foreign securities registered in the U.S.); and up to 15% of its assets in companies domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Portfolio may engage in foreign currency transactions; forward foreign currency contracts; and foreign currency futures contracts. The Portfolio may also engage in the purchasing and writing of put and call options on foreign currencies, foreign currency futures contracts, and securities, and may purchase put and call options on stock indexes that are exchange traded or traded on over-the-counter markets.

  The Portfolio may not invest in variable and floating rate securities.

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: The Portfolio's growth oriented approach to stock selection may result in its securities being more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Manager, regardless of performance of the securities markets.


Small-Cap Equity Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in various foreign securities if listed on a U.S. exchange or otherwise included in the S&P 500; commercial paper; repurchase agreements; corporate debt securities; U.S. government securities, its agencies or instrumentalities; ADRs; bank obligations; variable and floating rate securities; firm commitment agreements; when-issued securities; and may hold a portion of its assets in cash.

  The Portfolio may also invest up to 5% of its assets in convertible bonds and other fixed income securities (other than money market instruments), which will primarily, at the time of investment, be rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, will be of equivalent quality as determined by the Manager.


  The Portfolio may not engage in futures contracts and options on futures contracts.

International Large-Cap Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: high quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality as determined by the Manager); convertible securities; U.S. government securities; warrants; equity REITs; bank obligations; repurchase agreements; reverse repurchase agreements; and short-term debt obligations (including commercial paper) of domestic and foreign issuers denominated in U.S. dollars or foreign currencies. The Portfolio may also engage in foreign currency transactions and forward foreign currency contracts. The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, foreign currency futures contracts, and securities, and may purchase put and call options on stock indexes that are exchange traded or traded on over-the-counter markets.

  The Portfolio may not invest in variable and floating rate securities.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.








I-Net Tollkeeper Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in preferred stocks; repurchase agreements; U.S. government securities; bank obligations; interests in real estate investment trusts (equity, mortgage, or hybrid); mortgage-related securities, including real estate mortgage investment conduit ("REMIC") certificates; asset-backed securities; commercial paper; short sales against the box; firm commitment agreements; when-issued securities; high-yield bonds; variable and floating rate securities; convertible securities; equity interests in trusts; partnerships; joint ventures; limited liability companies and similar enterprises; warrants and rights. The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." In addition, the Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. The Portfolio also may invest in GDRs, EDRs or other similar instruments representing securities of foreign issuers.


  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities in which it may invest and on any securities index consisting of securities in which it may invest. The Portfolio may invest in futures contracts on securities, stock indexes and interest rates, and options thereon. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. In addition, the Portfolio may purchase securities on margin and invest in Standard & Poor's Depositary Receipts ("SPDRs") and OPALS. See "Investments in Other Investment Company Securities."

  In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: First, investment in companies that may be unseasoned, may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. Investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

  Second, the legal obligations of online service providers is unclear under both U.S. and foreign law with respect to freedom of expression, defamation, libel, invasion of privacy, advertising, copyright or trademark infringement, information security, or other areas based on the nature and content of the materials disseminated through online service providers. Moreover, legislation has been proposed that imposes liability for, or prohibits the transmission over, the Internet of certain types of information. It is possible that now or in the future, related claims could be made against online services companies. These liability issues, as well as possibly other legal issues, could impact the growth of Internet use.

  For example, it is possible that laws and regulations may be adopted with respect to the Internet or other online service providers with respect to the imposition of sales tax collection obligations on Internet companies and the use of personal user information. The nature of this governmental action and the manner in which it may be interpreted and enforced cannot be predicted. Changes to existing laws, or the passage or proposed passage of new laws intended to address these and other issues, could create uncertainty in the marketplace that could reduce demand for the services of an Internet company or increase the costs of doing business as a result of actual or anticipated litigation costs or increased service delivery costs, or could in some other manner have a material adverse effect on an Internet company's business, results of operations and financial condition.

  The success of many Internet companies depends, in large part, upon the development and maintenance of the infrastructure of the World Wide Web ("Web") for providing reliable Web access and services. There can be no assurances that the infrastructure or complementary products or services necessary to make the Web a viable commercial marketplace for the long term will be developed, or, if they are developed, that the Web will become a viable commercial marketplace for services such as those offered by Internet companies.

  The market for the purchase of products and services over the Internet is a new and emerging market. If acceptance and growth of Internet use does not occur, an Internet company's business and financial performance may suffer. Although there has been substantial interest in the commercial possibilities for the Internet, many businesses and consumers have been slow to purchase Internet access services for a number of reasons, including inconsistent quality of service, lack of availability of cost-effective, high-speed service, a limited number of local access points for corporate users, inability to integrate business applications on the Internet, the need to deal with multiple and frequently incompatible vendors, inadequate protection of the confidentiality of stored data and information moving across the Internet and a lack of tools to simplify Internet access and use. It is possible that a sufficiently broad base of consumers may not adopt, or continue to use, the Internet as a medium of commerce.

  Despite the implementation of security measures, an Internet company's networks may be vulnerable to unauthorized access, computer viruses and other disruptive problems. Internet companies have in the past experienced, and may in the future experience, interruptions in service as a result of the accidental or intentional actions of Internet users, current and former employees or others. Unauthorized access could also potentially jeopardize the security of confidential information stored in the computer systems of a company and its subscribers. These events may result in liability of the company to its subscribers and also may deter potential subscribers.

Financial Services Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Portfolio may engage in short sales against the box. The Portfolio may also invest up to 25% of its assets in foreign securities, including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S.

  The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."

  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars. There's always a risk that these investments could reduce returns or increase the Portfolio's volatility.

Health Sciences Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Portfolio may engage in short sales against the box. The Portfolio may also invest up to 25% of its assets in foreign securities including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S.

  The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."


  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars. There's always a risk that these investments could reduce returns or increase the Portfolio's volatility.

Technology Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Portfolio may engage in short sales against the box. The Portfolio may also invest up to 25% of its assets in foreign securities including brady bonds. ADRs and Canadian issuers are excluded for purposes of this limitation.

  The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S.

  The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than Caa or CCC respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."

  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars. There's always a risk that these investments could reduce returns or increase the Portfolio's volatility.

Telecommunications Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; REITs; ADRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Portfolio may enter into short sales against the box. The Portfolio may also invest without limit in foreign securities, including brady bonds.

  The Portfolio may also invest in U.S dollar denominated certificates of deposit, time deposits and banker's acceptances issued by U.S and foreign banks. The Portfolio limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meets the Portfolio's credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S.

  In addition, the Portfolio may also invest up to 35% of its assets in debt securities, of which no more than 15% may be rated Ba or lower by Moody's or BB or lower by S&P (although the Portfolio may not invest in debt securities rated lower than B or B- respectively), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. Investments in unrated securities may not exceed 25% of the Portfolio's assets. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."


  The Portfolio may enter into forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities and on securities indexes. The Portfolio may invest in futures contracts on securities, stock indexes, currencies, and interest rates, and options thereon. The Portfolio may also invest in swaps, caps, floors and collars. There's always a risk that these investments could reduce returns or increase the Portfolio's volatility.

Multi-Strategy Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: equity securities of small companies and foreign issuers if U.S. exchange listed or if otherwise included in the S&P 500; high yield bonds; repurchase agreements; U.S. government securities; ADRs; bank obligations; variable and floating rate securities; firm commitment agreements; and when-issued securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio's equity securities may or may not pay dividends and may or may not carry voting rights. The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, U.S. dollar-denominated debt securities of foreign issuers (including foreign government and international agencies); and up to 10% of its assets in debt securities of foreign issuers which may be denominated in foreign currencies. The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." Fixed income securities in which the portfolio may invest include debentures, asset-backed securities, mortgage-related securities, convertible securities and money market instruments.

  The Portfolio may purchase and sell put and call options on securities and stock indexes and may purchase or sell interest rate and stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also engage in forward currency contracts, foreign currency transactions, and foreign currency futures and options thereon in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Large-Cap Core Portfolio (formerly called Equity Income Portfolio)


  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in ADRs and in foreign securities are listed on a U.S. exchange or otherwise included in the S&P 500. To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Portfolio may invest in: money market instruments, including U.S. government securities, short-term bank obligations rated in the highest two rating categories by Moody's or S&P, or, if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager; certificates of deposit; time deposits; loans or credit agreements and banker's acceptances issued by U.S. and foreign banks with assets of at least U.S. $500 million as of the end of their most recent fiscal year; short-term debt obligations of savings and loan institutions with assets of at least U.S. $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's or S&P, or if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager.

  The Portfolio may also invest in high yield and convertible bonds; repurchase agreements; rights; firm commitment agreements; and when-issued securities; and other fixed income securities including, but not limited to high yield/high risk debt securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies. The Portfolio may also invest in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."


  In addition to the derivatives described in the Prospectus, the Portfolio may also purchase and write put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Strategic Value Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, payment-in-kind (PIK) and step coupon bonds; and securities of other investment companies. The Portfolio may also invest in money market funds, including those managed by Janus Capital Corporation ("Janus") as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Portfolio is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and GDRs, and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also engage in short sales against the box.


  In addition, the Portfolio may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Portfolio may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Portfolio may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.


Growth LT Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; preferred stocks; certificates of deposit; mortgage-related and asset-backed securities; commercial paper; U.S. government securities; rights; bank obligations (including certain foreign bank obligations); U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; repurchase agreements; and reverse repurchase agreements. The Portfolio may also invest in small capitalization stocks; U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. The Portfolio may also invest up to 10% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC.


  The Portfolio is also permitted to invest in equity securities of foreign issuers if U.S. exchange listed or otherwise included in the S&P 500. The Portfolio may invest up to 25% of its assets in foreign securities denominated in a foreign currency and not publicly traded in the U.S. In addition, the Portfolio may purchase ADRs, EDRs, and GDRs, and other types of receipts evidencing ownership of the underlying foreign securities. The Portfolio may purchase securities on margin and may engage in the purchase and writing of put and call options on securities, stock indexes, and foreign currencies. In addition, the Portfolio may purchase and sell interest rate, stock index, and foreign currency futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also engage in forward foreign currency contracts and foreign currency transactions.

Focused 30 Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investments in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations; pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests; municipal obligations; variable and floating rate securities; standby commitments; tender option bonds; inverse floaters; strip bonds; reverse repurchase agreements; up to 10% of its assets in zero coupon, PIK and step coupon bonds; and securities of other investment companies. The Portfolio may also invest in money market funds, including those managed by Janus as a means of receiving a return on cash, pursuant to an exemptive order received by Janus from the SEC. The Portfolio is also permitted to invest without limit in foreign securities, including ADRs, EDRs, and GDRs, and up to 35% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also engage in short sales against the box.


  In addition to the derivatives and other techniques described in the Prospectus, the Portfolio may purchase and sell futures contracts on securities, interest rate, index, and foreign currency, and options thereon, including Eurodollar instruments. The Portfolio may also enter into interest rate swaps, caps and floors on either an asset-based or a liability-based basis. The Portfolio may engage in forward contracts, forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Mid-Cap Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: preferred stocks; securities convertible into or exchangeable for common stocks; forward foreign currency contracts; repurchase agreements; reverse repurchase agreements; ADRs; GDRs; firm commitment agreements; and when-issued securities; and up to 5% of its assets in rights. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio may purchase securities on margin and may invest a portion of its assets in investment grade debt securities, including:
U.S. government securities; commercial paper; mortgage-related securities; variable and floating rate securities; other short-term bank obligations; and U.S. dollar-denominated corporate debt securities (including U.S. dollar-denominated debt securities of foreign issuers, certain foreign bank and government obligations, foreign government and international agencies).

  The Portfolio may borrow for investment purposes ("leveraging") to the extent permitted under the Investment Company Act of 1940 ("1940 Act"), which permits an investment company to engage in borrowing, provided that it maintains continuous asset coverage of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio may also invest up to 15% of its assets, determined at the time of investment, in foreign equity or debt securities. The Portfolio may engage in short sales, and short sales against the box, if, at the time of investment, the total market value of all securities sold and held short would not exceed 25% of the Portfolio's net assets.

  The Portfolio may also purchase and write put and call options on securities, stock indexes and foreign currencies and may purchase cash-settled options on interest rate swaps and equity index swaps. The Portfolio may enter into interest rate, interest rate index, and currency exchange rate swap agreements and purchase and sell options thereon. In addition, the Portfolio may purchase or sell futures contracts on securities, stock indexes, and currency, and options thereon. The Portfolio may engage in foreign currency transactions: (1) to fix in U.S. dollars the value of a security the Portfolio has agreed to buy or sell between the trade and settlement dates; and (2) to hedge the U.S. dollar value of securities the Portfolio already owns. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also invest in equity REITs.

International Value Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest up to 5% of its assets, measured at the time of investment, in debt securities that are rated below investment grade, or if not rated, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also invest in: small capitalization stocks; nonconvertible fixed income securities denominated in foreign currencies; repurchase agreements; ADRs; EDRs; GDRs; or other securities convertible into equity securities of foreign issuers; variable and floating rate securities; U.S. government securities; bank obligations; firm commitment agreements; when-issued securities; and commercial paper denominated in foreign currencies. The Portfolio's investments in convertible securities are not subject to the limitations described below or in the section "Bank Obligations." The Portfolio may purchase securities on margin and may engage in short sales, and short sales against the box.


  The Portfolio may also hold cash (in U.S. dollars or foreign currencies) or short-term securities denominated in such currencies to provide for redemptions; it is generally not expected that such reserve for redemptions will exceed 10% of the Portfolio's assets. Securities which may be held for defensive purposes include nonconvertible preferred stock, debt securities, government securities issued by U.S. and foreign countries and money market securities.

  The Portfolio may also invest in obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (i) have more than U.S. $1 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the Portfolio Manager, are of an investment quality comparable to fixed income obligations in which the Portfolio may invest. The Portfolio may also purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. and may purchase and write put and call options on foreign currencies. The Portfolio may purchase and write put and call options on stock indexes and may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies, rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix. The Portfolio may also engage in foreign currency transactions and forward foreign currency contracts.


  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Capital Opportunities Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements and securities issued on a when-issued basis. The Portfolio may also invest in corporate debt securities; zero coupon bonds; deferred interest bonds; PIK bonds, although the Portfolio will not invest more than 15% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by the Manager), including foreign and domestic securities. For more information on the risks of such securities, see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or

American Stock Exchange. The Portfolio may also invest up to 35% of its assets in foreign securities, including ADRs, EDRs, GDRs and brady bonds. The Portfolio may engage in short sales against the box.

  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities and stock indexes. The Portfolio may also engage in futures contracts on foreign currencies, securities, stock indexes, and may purchase and sell put and call options thereon. The Portfolio may also enter into forward contracts. In addition, the Portfolio will not invest more than 5% of its assets in unsecured obligations of issuers which, including predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience.

  The Portfolio may not invest in corporate asset-backed securities, mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities and mortgage "dollar roll" transactions), municipal bonds, indexed securities, structured products, inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Portfolio may not invest in reverse repurchase agreements; short sales; reset options; yield curve options; swaps and related derivative instruments.

Mid-Cap Growth Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements; securities issued on a when-issued basis; corporate debt securities; zero coupon bonds; deferred interest bonds; PIK bonds, although the Portfolio will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by the Manager), including foreign and domestic securities. For more information on the risks of such securities see "Description of Bond Ratings" in the Appendix and the discussion "High Yield Bonds." The Portfolio may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. The Portfolio may also invest up to 20% of its assets in foreign securities, including ADRs, EDRs, and GDRs. The Portfolio may engage in short sales, and short sales against the box.


  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies; securities and stock indexes. The Portfolio may also engage in futures contracts on foreign currencies; securities; and stock indexes, and may purchase and sell put and call options thereon. The Portfolio may also enter into forward contracts. In addition, the Portfolio will not invest more than 5% of its assets in unsecured obligations of issuers which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience.

  The Portfolio may not invest in corporate asset-backed securities; mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, pass-through securities and mortgage "dollar roll" transactions); municipal bonds; indexed securities; structured products; inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Portfolio may not invest in brady bonds; reverse repurchase agreements; reset options; yield curve options; swaps and related derivative instruments.

Global Growth Portfolio

  The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  The Portfolio is a non-diversified portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested.

  Additionally, foreign securities exposure (including emerging markets) may be up to 100% of the Portfolio's assets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For more information concerning the risks associated with investing in foreign securities see "Foreign Securities."


  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: short-term instruments; commercial paper; open-end and closed-end funds; U.S. government securities; variable and floating rate securities; repurchase agreements; zero coupon bonds; deferred interest bonds; PIK bonds; and mortgage "dollar roll" transactions; and securities issued on a when-issued basis. The Portfolio may also invest in corporate debt securities (including foreign and domestic securities); in lower rated bonds (bonds rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by the Manager). For more information on the risks of such securities see "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may also invest up to 5% of its net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants, which are not listed on the New York or American Stock Exchange. The Portfolio may also engage in short sales and short sales against the box.


  The Portfolio may engage in the purchase and writing of put and call options on foreign currencies, securities and stock indexes. The Portfolio may also engage in futures contracts on foreign currencies; securities; stock indexes; and may purchase and sell put and call options thereon. The Portfolio may also enter into forward contracts.

  The Portfolio may not invest in corporate asset-backed securities; mortgage-related securities (including collateralized mortgage obligations, mortgage-backed securities, stripped mortgage-backed securities, and pass-through securities); municipal bonds; indexed securities; structured products; inverse floating rate obligations and dollar-denominated foreign debt securities. In addition, the Portfolio may not invest in brady bonds; reverse repurchase agreements; reset options; yield curve options; swaps and related derivative instruments.

  Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.


Equity Index Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures, purchase options on stock indexes, and purchase and write options on stock index futures that are based on stock indexes which the Portfolio attempts to track or which tend to move together with stocks included in the index. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also invest in foreign equity securities if U.S. exchange listed or if otherwise included in the S&P 500; ADRs; convertible securities; firm commitment agreements; when-issued securities; and reverse repurchase agreements. The Portfolio may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. Temporary investments are not made for defensive purposes in the event of or in anticipation of a general decline in the market price of stocks in which the Portfolio invests.

  The Portfolio may not invest in restricted securities (including privately placed securities).

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described in the Prospectus and above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

Small-Cap Index Portfolio

  Under normal conditions, the Portfolio invests at least 80% of the value of its assets in the common stock of companies included in the Russell 2000 Index ("Russell 2000"). The Portfolio will be managed in an attempt to minimize the degree to which the investment results of the Portfolio (before taking into account the Portfolio's expenses) differ from the results of the Russell 2000.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures and options thereon and options on stock indexes that are based on the Russell 2000 or other indexes of small capitalization companies. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may invest in foreign equity securities if U.S. exchange listed and if they are included in the Russell 2000 and may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in ADRs; repurchase agreements; rights; equity REITs; U.S. government securities, its agencies or instrumentalities; bank obligations; commercial paper; variable and floating rate securities; firm commitment agreements; when-issued securities; and securities that are convertible into common stock. The Portfolio may maintain a portion of its assets in short-term debt securities and money market instruments to meet redemption requests or pending investment in the securities of the Russell 2000. These investments will not be made in anticipation of a general decline in the market prices of stocks in which the Portfolio invests.

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described in the Prospectus and above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

REIT Portfolio

  The Portfolio is a "non-diversified" portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested.

  For purposes of the Portfolio's investment policies, a company is principally engaged in the real estate industry if: (1) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (2) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and up to 10% of its assets in foreign securities (which may include EDRs and GDRs) including: U.S. dollar-denominated corporate debt securities, certain foreign bank obligations, and foreign government and international agencies. The Portfolio may buy and sell put and call options on securities and may purchase and sell futures contracts on interest rates and options thereon. The Portfolio may also invest in the following: ADRs; bank obligations; U.S. government securities; convertible securities; commercial paper; variable and floating rate securities; firm commitment agreements; when-issued securities; preferred stock; repurchase agreements; currency exchange rate swap agreements; interest rate derivative products, such as swaps (including interest rate index swaps), caps, collars and floors; and structured notes.

Inflation Managed Portfolio


  In addition to its investments in inflation-indexed bonds and fixed income securities, as described in the Prospectus, the Portfolio may invest in the following: corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) rated B or better by Moody's or B or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager, although the Portfolio will not invest more than 10% of its assets in securities rated Baa to B by Moody's or BBB to B by S&P, or, if unrated of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix. The Portfolio may also invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed bonds; asset-backed securities; repurchase agreements and reverse repurchase agreements; commercial paper; bank obligations; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; ADRs; brady bonds; and in cash or high quality money market instruments. Delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. The Portfolio may invest up to 5% of its net assets in event-linked bonds.


  The Portfolio may also: purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon; engage in forward currency contracts, foreign currency transactions, options on foreign currencies, and foreign currency futures and options thereon; and purchase and sell interest rate futures contracts and options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. In addition, the Portfolio may invest up to 20% of its assets in foreign denominated debt securities of foreign issuers. This limit does not apply to dollar-denominated foreign securities including ADRs.

Managed Bond Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset-backed securities; variable and floating rate debt securities; bank obligations; commercial paper; convertible securities; firm commitment agreements; when-issued securities; ADRs; brady bonds; U.S. dollar-denominated obligations of international agencies (such as the International Bank for Reconstruction and Development) and government agencies; and repurchase and reverse repurchase agreements. The Portfolio may invest in U.S. dollar-denominated debt securities of foreign issuers and up to 20% of its assets in debt securities of foreign issuers denominated in foreign currencies. The Portfolio may invest up to 5% of its net assets in event-linked bonds.


  The Portfolio may also invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P (although it may not invest in securities rated lower than B), or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. The Portfolio, except as provided above, may invest only in securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. The dollar-weighted average quality of all fixed income securities held by the Portfolio will be A or higher as rated by Moody's and S&P. In the event that a security owned by the Portfolio is downgraded to below a B rating, the Portfolio may nonetheless retain the security. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds."


  In pursuing its investment objective, the Portfolio may purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; purchase and sell interest rate futures contracts and options thereon; and enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.

  Furthermore, the Portfolio may engage in foreign currency transactions and forward currency contracts; options on foreign currencies; and foreign currency futures and options thereon, in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Money Market Portfolio

  The Portfolio invests at least 95% of its assets, measured at the time of investment, in a diversified portfolio of money market securities that are in the highest rating category for short-term instruments. The Portfolio may invest only in U.S. dollar denominated securities that present minimal credit risk. The Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Trustees that conform to SEC rules for money market funds. In addition, the Portfolio is subject to diversification standards applicable to money market funds under SEC rules.

  A money market instrument will be considered to be highest quality (1) if the instrument (or other comparable short-term instrument of the same issuer) is rated in the highest rating category, (i.e., Prime-1 by Moody's, A-1 by S&P) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO; or (2) (i) if the security is unrated, or (ii) if the issuer's other securities have a long-term rating from any NRSRO within the three highest rating categories (i.e. Aaa, Aa or A by Moody's, or AAA, AA or A by S&P), and in either case the security to be purchased is considered to be of equivalent quality as determined by the Manager to a security in the highest rating category; or (3) a U.S. government security. The Portfolio may not invest more than 5% of its assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that this limitation shall not apply to U.S. government securities and repurchase agreements thereon and securities subject to certain guarantees. This limitation is subject to a temporary exception for up to 25% of the Portfolio's assets. For more information on diversification, see "Diversification Versus Non-Diversification."


  With respect to 5% of its assets, measured at the time of investment, the Portfolio may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Prime-2 by Moody's or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category. The Portfolio may not invest more than the greater of 1% of its assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category.


  The quality of securities subject to guarantees may be determined based solely on the quality of the guarantee. Additional eligibility restrictions apply with respect to guarantees and demand features. In addition, securities subject to guarantees not issued by a person in a control relationship with the issuer of such securities are not subject to the preceding diversification requirements. However, the Portfolio must generally, with respect to 75% of its assets, invest no more than 10% of its assets in securities issued by or subject to guarantees or demand features from the same entity.

  In the event that an instrument acquired by the Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Adviser, under procedures approved by the Board of Trustees shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument. The Portfolio's investments are limited to securities that mature within 13 months or less from the date of purchase (except that securities held subject to repurchase agreements having terms of 13 months or less from the date of delivery may mature in excess of 13 months from such date).

  In addition to the securities and investment techniques described in the Prospectus, the Portfolio may also invest in firm commitment agreements; when-issued securities; short-term corporate debt securities (including U.S. dollar denominated debt securities of foreign issuers and obligations of government and international agencies); mortgage-related securities; asset-backed securities; commercial paper; bank obligations; variable and floating rate securities; savings and loan obligations; and repurchase agreements involving these securities. The Portfolio may also invest in restricted securities and up to 10% of its net assets in illiquid securities.

  The Portfolio may not engage in futures contracts and options on futures contracts.

High Yield Bond Portfolio

  The Portfolio invests primarily in fixed-income securities (including corporate debt securities) rated Baa or lower by Moody's, or BBB or lower by S&P, or, if not rated by Moody's or S&P, of equivalent investment quality as determined by the Adviser. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in:
U.S. government securities (including securities of U.S. agencies and instrumentalities); bank obligations; commercial paper; mortgage-related securities; asset-backed securities; variable and floating rate debt securities; firm commitment agreements; when-issued securities; convertible securities; ADRs; rights; repurchase agreements; reverse repurchase agreements; U.S. dollar-denominated debt securities of foreign issuers, foreign government and international agencies and foreign branches of U.S. banks; dividend-paying common stocks (including up to 10% of the market value of the Portfolio's assets in warrants to purchase common stocks) that are considered by Pacific Life to be consistent with the investment objective of current income; and higher quality corporate bonds. The Portfolio may also invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities.


  In seeking higher income or a reduction in principal volatility, the Portfolio may purchase and sell put and call options on securities; purchase or sell interest rate futures contracts and options thereon, enter into interest rate, interest rate index, currency exchange rate swap agreements, and invest up to 5% of its assets in spread transactions, which give the Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or yield spread in relationship to another security or index which is used as a benchmark. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Equity Income Portfolio (managed by Putnam)


  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and PIK bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments; municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Portfolio is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Portfolio may also invest up to 20% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may engage in short sales and short sales against the box.


  In addition to the derivatives activities described in the Prospectus, the Portfolio may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Portfolio may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.


Research Portfolio


  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and PIK bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments: municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Portfolio is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Portfolio may engage in short sales and short sales against the box.


  In addition to the derivatives activities described in the Prospectus, the Portfolio may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Portfolio may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.


Equity Portfolio


  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; small capitalization stocks; corporate bonds; convertible securities, money market instruments; precious metals-related securities; mortgage-related and asset-backed securities; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities. ADRs are excluded for purposes of this limitation. The Portfolio may invest in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and rights; bank obligations; variable and floating rate securities; firm commitment agreements; and when-issued securities. In addition, the Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P. The Portfolio may also engage in short sales against the box, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.


  The Portfolio may also purchase and write put and call options on securities and stock indices and enter into stock index futures contracts and options thereon and swap transactions. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also purchase SPDRs. See "Investment in other Investment Company Securities" for more information.


  The Portfolio may not engage in Loan Participations.


Aggressive Equity Portfolio


  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest a portion of its assets in: high-quality money market instruments; mortgage-related and asset-backed securities; convertible securities; repurchase agreements and reverse repurchase agreements; small capitalization stocks; ADRs; U.S. government securities, its agencies or instrumentalities; U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; variable and floating rate securities; firm commitment agreements; warrants and rights; when-issued securities; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities. ADRs are excluded for purposes of this limitation.

  The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies rated Baa by Moody's or BBB by S&P, or, it not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities see "Description of Bond Ratings" in the Appendix.


  Bank obligations of foreign banks (including U.S. branches of foreign banks) in which the Portfolio may invest must, at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) in terms of assets be among the 75 largest foreign banks in the world;
(iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the Portfolio Manager, be of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.


  In pursuing its investment objectives, the Portfolio may purchase put and call options on securities and securities indexes and may write covered call and secured put options. The Portfolio may also purchase and sell stock index futures contracts and options thereon. The Portfolio may buy or sell foreign currencies on a spot (cash) basis and enter into forward foreign currency contracts or purchase and write options on foreign currencies or foreign currency futures contracts and purchase and write options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also engage in short sales against the box, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.


Large-Cap Value Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in: short-term fixed income securities, such as repurchase agreements, commercial paper, U.S. government securities, its agencies or instrumentalities, bank obligations, and cash or cash equivalents, to meet operating expenses, to serve as collateral in connection with certain investment techniques, or to meet anticipated redemption requests. The Portfolio is also permitted to invest in: mortgage-related securities; small-capitalization stocks; equity REITS; ADRs; variable and floating rate securities; firm commitment agreements; when-issued securities; and up to 20% of its net assets, measured at the time of investment, in foreign companies (including U.S. dollar-denominated corporate debt securities of foreign issuers, certain foreign bank obligations, government obligations, foreign government and international agencies). The Portfolio may invest without limit in high yield convertible securities, and may, from time to time, invest up to 5% of its net assets in high yield non-convertible debt securities. The Portfolio may also invest up to 5% of its assets (no limit on below investment grade convertible securities) in debt securities rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the "Description of Bond Ratings" in the Appendix and the discussion under "High Yield Bonds." The Portfolio may engage in short sales against the box.


  The Portfolio may purchase and write put and call options on securities and securities indexes and enter into the following: stock, index and currency futures contracts (including foreign currency) and purchase and write options thereon; and forward currency contracts; foreign currency transactions; currency swaps; and purchase and write options on currencies. The Portfolio will enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S.


Diversification Versus Non-Diversification

  Each Portfolio, other than the Strategic Value Portfolio, Focused 30 Portfolio, Mid-Cap Growth Portfolio, Global Growth Portfolio, and REIT Portfolio, is diversified, so that with respect to 75% of each such Portfolio's assets, it may not invest in a security if, as a result of such investment (at time of such investment): (a) more than 5% of its assets would be invested in securities of any one issuer, or (b) would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to U.S. government securities. With respect to 100% of its assets, the Money Market Portfolio may not invest more than 5% of its assets in the securities of any one issuer, with the exception of U.S. government securities and securities subject to certain guarantees. In addition, the Money Market Portfolio may invest up to 25% of its assets in the top-rated securities of a single issuer for a period of up to three business days after acquisition of the security. Each Portfolio reserves the right to become a diversified Portfolio by limiting the investments in which more than 5% of the Portfolio's assets are invested.


  The Strategic Value Portfolio, Focused 30 Portfolio, Mid-Cap Growth Portfolio, Global Growth Portfolio, and REIT Portfolio are "non-diversified," which means that the proportion of a Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended ("1940 Act"). However, to meet Federal tax requirements, a Portfolio may not have more than 25% of its assets invested in any one issuer and, with respect to 50% of its assets, no more than 5% of its assets invested in any one issuer, except that this restriction does not apply to U.S. government securities. Nonetheless, because these Portfolios may invest in a smaller number of companies than a diversified fund, an investment in these Portfolios may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund.

                     SECURITIES AND INVESTMENT TECHNIQUES

  Unless otherwise stated in the Prospectus, many investment techniques, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective or Managers may simply elect not to engage in hedging and have a Portfolio assume full risk of the investments. Investors should not assume that any Portfolio will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.


U.S. Government Securities

  All Portfolios may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates (described below) and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

  Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority.

Inflation-Indexed Bonds

  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities.

  Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).


  If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

  While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Real Estate Investment Trusts

  Real estate investment trusts ("REITs") pool investors' funds for investment primarily in income-producing real estate or in loans or interests related to real estate. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement that it distributes to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and to self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Mortgage-Related Securities

  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment policies, a portfolio may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Fund's policies concerning diversification and concentration, see "Concentration Policy".

  Mortgage Pass-Through Securities. These are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made periodically, in effect "passing through" periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (such as securities guaranteed by the Government National Mortgage Association, or "GNMAs"); other securities may be guaranteed by agencies or instrumentalities of the U.S. government such as Fannie Mae, formerly known as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") and are not backed by the full faith and credit of the U.S. government. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

  GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration ("FHA"), or guaranteed by the Department of Veterans Affairs ("VA"). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

  FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

  In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

  If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

  Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

  Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Manager determines that the securities meet a Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Manager will, consistent with a Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.


  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

  CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  Inverse Floaters and Planned Amortization Class Certificates
("PAC"). Planned amortization class certificates are parallel-pay real estate mortgage investment conduit ("REMIC") certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.


  A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO's are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

  Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, secondary markets for these securities may not be as developed or have the same volume as markets for other types of securities. These securities, therefore, may have more limited liquidity and may at times be illiquid and subject to a Portfolio's limitations on investment in illiquid securities.

  Mortgage Dollar Rolls. Mortgage "dollar rolls" are contracts in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Portfolio. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, a Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Portfolios do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

Other Asset-Backed Securities

  Other asset-backed securities are securities that directly or indirectly represent a participation interest in, or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.

Event-Linked Bonds


  Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs and causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.


  Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid and Restricted Securities" for more information. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.


Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind Bonds


  Zero coupon and deferred interest bonds are issued and traded at a discount from their face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Payment-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


  A Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code of 1986 and the regulations thereunder. A Portfolio may obtain such cash from selling other portfolio holdings which may cause a Portfolio to incur capital gains or losses on the sale.

High Yield Bonds

  High Yield Bonds are high risk debt securities rated lower than Baa or BBB, or, if not rated by Moody's or S&P, of equivalent quality ("high yield bonds" are commonly referred to as "junk bonds").


  In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

  Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Certain brady bonds may be considered high yield bonds. For more information on brady bonds, see "Foreign Securities." A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.



  High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Portfolio may incur additional expenses to seek recovery.

  A Portfolio may purchase defaulted securities only when the Manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an unusual opportunity for capital appreciation. Notwithstanding the Manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.


  In the case of high yield bonds structured as zero-coupon or payment-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.


  The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

  There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect subsequent events.

Participation on Creditors Committees

  A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make a Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio will participate on such committees only when a Manager believes that such participation is necessary or desirable to enforce a Portfolio's rights as a creditor or to protect the value of securities held by a Portfolio.


Bank Obligations

  Bank obligations include certificates of deposit, bankers' acceptances, fixed time deposits, and loans or credit agreements. Each Portfolio may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (i) are not subject to prepayment, or (ii) incur withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Portfolio) would be invested in such deposits, repurchase agreements maturing in more than seven days, and other illiquid assets.

  A Portfolio may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See "Delayed Funding Loans and Revolving Credit Facilities", "Loan Participations" and "Variable and Floating Rate Securities" below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

  Unless otherwise noted, a Portfolio will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $100,000, insured in full by the Federal Deposit Insurance Corporation ("FDIC"); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

  Unless otherwise noted, a Portfolio may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least
$1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $100,000, by the Savings Association Insurance Fund ("SAIF"); (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the institution is insured by the SAIF.

  A Portfolio will not purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its net assets (10% for the Money Market Portfolio) would be invested in such securities, other illiquid securities, or securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Delayed Funding Loans and Revolving Credit Facilities

  Each Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate liquid assets.

  A Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available markets illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by a Portfolio.

Loan Participations

  Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interest in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

  A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

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

  A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, a Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

  Each Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

  Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in a Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by a Portfolio.


  Investment in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio will rely on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.


Municipal Securities

  Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

  When a Portfolio purchases municipal securities, the Portfolio may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal over-the-counter transactions, there is counter-party risk of default which could result in a loss to the Portfolio.


Small Capitalization Stocks

  Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Portfolio of securities to meet redemptions, or otherwise, may require the Portfolio to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Corporate Debt Securities

  The debt securities in which any Portfolio may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Portfolio, or, if not so rated, are, in the Manager's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest.


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

  The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

  Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

Variable and Floating Rate Securities

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

  The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Portfolios with a certain degree of protection against rises in interest rates, Portfolios investing in floaters will participate in any declines in interest rates as well.

  The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitations on investments in such securities.

  A super floating rate collateralized mortgage obligation ("super floater") is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater's coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Commercial Paper

  Each Portfolio, other than the Money Market Portfolio, may invest in commercial paper denominated in U.S. dollars, issued by U.S. corporations or foreign corporations and (1) rated at the date of investment Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P or (3) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest. If issued by a foreign corporation, such commercial paper is U.S. dollar-denominated and not subject at the time of purchase to foreign tax withholding. The Money Market Portfolio may invest in commercial paper that meets the standards for money market securities that the Portfolio may acquire as described in the Prospectus and in the discussion of the investment objective and policies of that Portfolio above.


  Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P; a Portfolio, other than the Money Market Portfolio, may invest in them only if the Adviser or Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. With respect to the Money Market Portfolio, determination of eligibility for the Portfolio will be in accordance with the standards described in the discussion of the Portfolio in the Prospectus and in "Additional Investment Policies of the Portfolios" above. Master demand notes are considered by the Money Market Portfolio to have a maturity of one day unless the Adviser or Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and S&P ratings applicable to commercial paper.


Convertible Securities

  Convertible securities are fixed-income securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

  As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

  A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Portfolio, the Adviser or Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.


  Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

  A "synthetic convertible" is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed-income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

  However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

  More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.


  A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the fixed-income component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

Repurchase Agreements

  Repurchase agreements entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. If a Portfolio acquires securities from a bank or broker-dealer it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

  If the party agreeing to repurchase should default and if the value of the securities held by a Portfolio should fall below the repurchase price, a loss could be incurred. Repurchase agreements will be entered into only where the underlying security is within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P) or, if not rated by Moody's or S&P, are of equivalent investment quality as determined by the Adviser or Manager, except that the Money Market Portfolio will enter into repurchase agreements only where the underlying securities are of the quality that is eligible for the Portfolio as described in the Prospectus and in the discussion of that Portfolio's investment objective and policies above.


  Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Adviser or Manager to a Portfolio monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the Portfolio. The Adviser or Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

  A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of the Portfolio (10% for the Money Market Portfolio). If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

Borrowing

  Each Portfolio may borrow up to certain limits. A Portfolio may not borrow if, as a result of such borrowing, the total amount of all money borrowed by the Portfolio exceeds 33 1/3% of the value of its total assets (at the time of such borrowing), including reverse repurchase agreements. This borrowing may be unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements and the purchase of securities on margin will be included as borrowing subject to the borrowing limitations described above. Each Portfolio may use short-term credit as necessary for the clearance of purchase and sales of securities.


Reverse Repurchase Agreements and Other Borrowings

  Reverse repurchase agreements, among the forms of borrowing, involve the sale of a debt security held by the Portfolio, with an agreement by that Portfolio to repurchase the security at a stated price, date and interest payment.

  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The use of reverse repurchase agreements by a Portfolio creates leverage which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

  A Portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market daily at least equal in value to its obligations in respect of reverse repurchase agreements.

Firm Commitment Agreements and When-Issued or Delayed Delivery Securities

  Firm commitment agreements are agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" or "delayed delivery" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the Adviser or Manager to a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

  Except for the Mid-Cap Value Portfolio, a Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price--and all the rights and risks of ownership of the securities-- accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will segregate assets consisting of U.S. government securities, cash or liquid securities marked-to-market daily of an aggregate current value sufficient to make payment for the securities.

Loans of Portfolio Securities

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. If the borrower fails to deliver the loaned securities on a timely basis (as defined in the loan agreement), the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. It should be noted that in connection with the lending of its portfolio securities, the Portfolio is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has authorized State Street Bank & Trust Company (the "Lending Agent") to engage in securities lending. In determining whether to lend securities, the Lending Agent considers all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the Manager wishes to vote on matters put before shareholders.


Short Sales

  A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, the Portfolio may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if the Manager believes that the price of a particular security or group of securities is likely to decline.


  When the Portfolio makes a short sale, the Portfolio must arrange through a broker to borrow the security to deliver to the buyer; and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the security. The Portfolio must also pay any dividends or interest payable on the security until the Portfolio replaces the security.

  The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash, U.S. government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to maintain cash or liquid securities, marked-to-market daily, in segregation in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short.

Short Sales Against the Box

  A short sale is "against the box" when a Portfolio enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. The Portfolio's obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.

Illiquid and Restricted Securities (Private Placements)

  Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such security at a time when a Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Illiquid securities are considered to include among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws.


  A Portfolio will not acquire restricted securities (including privately placed securities) if they are illiquid and other securities that are illiquid, such as repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% of the value of the Portfolio's net assets, and in the case of the Money Market Portfolio, 10% of the value of its Portfolio net assets. The privately placed securities in which these Portfolios may invest are called restricted securities because there are restrictions or conditions attached to their resale.


  Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction exempt from such registration such as certain privately negotiated transactions. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith under the direction of the Board of Trustees. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in restricted securities that are illiquid and other securities that are illiquid, the Manager will consider whether steps should be taken to assure liquidity.


  Certain restricted securities may be purchased by certain "qualified institutional buyers" without the necessity for registration of the securities. A Portfolio may acquire such a security without the security being treated as illiquid for purposes of the above-described limitation on acquisition of illiquid assets if the Manager determines that the security is liquid under guidelines adopted by the Fund's Board of Trustees. Investing in such restricted securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


Precious Metals-Related Securities

  Precious metals-related securities are considered equity securities of U.S. and foreign companies involved in the exploration, mining, development, production, or distribution of gold or other natural resources, including minerals and metals such as copper, aluminum, silver, platinum, uranium, strategic metals, diamonds, coal, oil, and phosphates.

  The value of these securities may be affected by worldwide financial and political factors, and prices may fluctuate sharply over short time periods. For example, precious metals securities may be affected by changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, governmental restrictions on the private ownership of certain precious metals or minerals and other factors.

Foreign Securities

  American Depositary Receipts ("ADRs") are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly-traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs") and global Depositary Receipts ("GDRs") are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks are intensified with respect to investments in emerging market countries. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. Additionally, income (including dividends and interest) from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or over-the-counter markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in ADRs, EDRs and GDRs may involve many of the same special risks associated with investing in securities of foreign issuers other than liquidity risks.

  There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

  It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

  With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

  The dividends and interest payable on certain of the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.


  Each of the emerging countries, including Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following:

(i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Portfolios may invest and adversely affect the value of the Portfolios' assets. A Portfolio's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. Investment opportunities within former "east bloc" countries in Eastern Europe may be considered "not readily marketable" for purposes of the limitation on illiquid securities set forth above.

  Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See "Custodian and Transfer Agency and Dividend Disbursing Services" for more information concerning the Fund's custodian and foreign sub-custodian.) No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of the Portfolio, will not occur, and shareholders bear the risk of losses arising from these or other events.

  Foreign investments of any Portfolio whose principal investment strategy is to invest in companies located outside of the U.S. will be allocated to at least three countries at all times. In addition, each Portfolio may not invest more than 50% of its assets in any one second tier country or more than 25% of its assets in any one third tier country. First tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second tier countries are all countries not in the first or third tier. Third tier countries are countries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation. The Portfolios are not subject to any limit upon investment in issuers domiciled or primarily traded in the United States. Less diversification among countries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to a market decline in a single country.

  Furthermore, there are greater risks involved in investing in emerging market countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

  Included among the emerging market debt obligations in which a Portfolio may invest are "brady bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady bonds are not considered U.S. government securities and are considered speculative. Brady bonds have been issued relatively recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar-denominated), and they are traded in the over-the-counter secondary market.


  Brady bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing brady bonds. There can be no assurance that brady bonds in which a Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

Foreign Currency Transactions and Forward Foreign Currency Contracts

  Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate in an amount generally less than
0.15 of 1% due to the costs of converting from one currency to another. However, the Portfolios have authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. When entering into such contracts, a Portfolio assumes the credit risk of the counterparty.

  Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or portfolio positions. A Portfolio may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of a Portfolio, or the payment of dividends and distributions by a Portfolio. Position hedging is the sale of forward foreign currency contracts with respect to portfolio security positions denominated in or exposed to a foreign currency. In connection with either of these types of hedging, a Portfolio may also engage in proxy hedging. Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to be moving in correlation with a currency or currencies in which portfolio securities are or are expected to be denominated. Proxy hedging is often used when a currency in which portfolio securities are denominated is difficult to hedge. The precise matching of a currency with a proxy currency will not generally be possible and there may be some additional currency risk in connection with such hedging transactions. In addition to the above, a portfolio may also cross-hedge between two non-U.S. currencies, which involves moving a security from one currency into a second currency that is not the currency that account performance is based upon. The Portfolios will not speculate in forward foreign exchange.

  A Portfolio may enter into forward foreign currency contracts only under the following circumstances: First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transactions (or a proxy currency considered to move in correlation with that currency) for a fixed amount of dollars, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Second, when the Manager of a Portfolio believes that the currency of a particular foreign country may suffer a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or a proxy currency considered to move in correlation with that currency), approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. In no event will a Portfolio enter into forward contracts or maintain a net exposure to such contracts, where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of that Portfolio's holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings. In addition, in no event will a Portfolio enter into forward contracts under this second circumstance, if, as a result, the Portfolio will have more than 25% of the value of its total assets committed to the consummation of such contracts. The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities or other assets denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, cash or liquid equity or debt securities will be segregated in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Portfolio's commitments with respect to such contracts.

  When a Manager of a Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Portfolio may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Portfolio's holdings denominated in or exposed to such foreign currency. At the maturity of the forward contract to sell, the Portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.


  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

  If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  A Portfolio is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Portfolio Manager. It also should be realized that this method of protecting the value of a Portfolio's holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

  Although a Portfolio values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options

  Purchasing and Writing Options on Securities. A Portfolio may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established over-the-counter market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

  An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Portfolio will enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio will continue to receive interest income on such security.

  A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Portfolio may also allow options to expire unexercised.

  In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

  A Portfolio may write call options and put options only if they are "covered" or "secured." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated) upon conversion or exchange of other securities held by the Portfolio, or, if the Portfolio has a call on the same security if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in segregated cash, U.S. government securities or liquid securities marked-to-market daily. A put is secured if the Portfolio maintains cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the exercise price on a segregated basis, sells short the security underlying the put option at an equal or greater exercise price, or holds a put on the same underlying security at an equal or greater exercise price.

  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

  A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

  A Portfolio may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying security. A straddle and/or a strangle will be covered when sufficient assets are segregated to meet the Portfolio's immediate obligations. A Portfolio may use the same segregated cash, U.S. government securities or liquid securities marked-to-market daily to cover both the call and put options where the exercise price of a call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will also segregate cash, U.S. government securities or liquid securities equivalent to the amount, if any, by which the put is "in the money."

  Purchasing and Writing Options on Stock Indexes. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indexes are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

  A stock index is ordinarily expressed in relation to a "base" established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

  Different stock indexes are calculated in different ways. Often the market prices of the stocks in the index group are "value weighted;" that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

  In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash--not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index "multiplier." A multiplier of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation ("OCC").

  Gains or losses on the Portfolios' transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Portfolio of the Fund. A Portfolio may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Portfolio may also allow options to expire unexercised.

  Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

  If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

  With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

  Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Portfolio in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Portfolio to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Portfolio's objectives and to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Fund does not consider a security covered by a spread transaction to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be "covered" or "secured" as described in the "Options", "Options on Foreign Currencies", "Futures Contracts and Options on Futures Contracts", and "Swap Agreements and Options on Swap Agreements" sections.

Options on Foreign Currencies

  Portfolios may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if

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currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forgo a portion or all of the benefits of advantageous changes in those rates.

  A Portfolio may write options on foreign currencies for hedging purposes. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be executed and the diminution in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  A Portfolio may write covered call and put options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio (i) owns the underlying foreign currency covered by the call; (ii) has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in segregation) upon conversion or exchange of other foreign currency held in its portfolio; (iii) has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held
(a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in segregated government securities, cash or liquid securities marked-to-market daily, and/or cash, U.S. government securities, or liquid securities marked-to-market daily; or (iv) segregates and marks-to-market cash or liquid assets equal to the value of the underlying foreign currency. A put option written on a foreign currency by a Portfolio is "covered" if the option is secured by (i) segregated government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or segregated U.S. government securities, cash or liquid securities marked-to-market daily at least equal to the exercise price, (ii) sells short the security underlying the put option at an equal or greater exercise price, or (iii) a put on the same underlying currency at an equal or greater exercise price.

  A Portfolio also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Portfolio collateralizes the option by segregating cash, U.S. government Securities, and/or liquid securities marked-to-market daily in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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

  In addition, options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investments in Other Investment Company Securities

  Under the 1940 Act, a Portfolio may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include open-end investment companies, closed-end investment companies, and unit investment trusts ("UITs"). In some instances, a Portfolio may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when a Portfolio invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Such expenses are in addition to the expenses a Portfolio pays in connection with its own operations.

  Among the types of investment companies in which a Portfolio may invest are Portfolio Depositary Receipts ("PDRs") and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as "Exchange Traded Funds" or "ETFs"). PDRs represent interests in a UIT holding a portfolio of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities portfolio, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying portfolio of securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of specified foreign or domestic equity index ("Index Fund"). ETFs include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Optimized Portfolios as Listed Securities ("OPALS"), Dow Jones Industrial Average Instruments ("Diamond"), Nasdaq 100 tracking shares ("QQQ") and I-Shares.

  SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs' UIT, the holders will receive the value of the underlying basket of stocks.

  OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS' UIT, the holders will receive the physical securities comprising the underlying baskets.

  I-Shares. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares.

  Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as "Creation Units" are redeemable from the sponsor of the UIT. Similarly, block sizes of Index Fund Shares, also known as "Creation Units", are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

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

  The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Portfolio may not be able to recover the current value of its investment.

  Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

Futures Contracts and Options on Futures Contracts

  There are several risks associated with the use of futures and futures options. While a Portfolio hedging transactions may protect the Portfolio against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Portfolio and/or the hedging vehicle, so that the Portfolio's return might have been better had hedging not been attempted.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed.

  Futures on securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date.

  If a Portfolio buys a futures contract to gain exposure to securities, the Portfolio is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.

  Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month
U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

  A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

  Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of capitalization weighted indices that take into account both stock prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying stocks in the index is made.

  A Portfolio may purchase and sell stock index futures contracts to hedge its securities portfolio. A Portfolio may engage in transactions in futures contracts only in an effort to protect it against a decline in the value of the Portfolio's portfolio securities or an increase in the price of securities that the Portfolio intends to acquire. For example, a Portfolio may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Portfolio intends to sell. Similarly, to protect against a market advance when the Portfolio is not fully invested in the securities market, the Portfolio may purchase stock index futures that may partly or entirely offset increases in the cost of securities that the Portfolio intends to purchase.

  Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

  Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

  A Portfolio may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying futures contract. A straddle and/or a strangle will be covered when sufficient assets are segregated to meet the Portfolio's immediate obligations. A Portfolio may use the same segregated cash, U.S. government securities or liquid securities marked-to-market daily to cover both the call and put options where the exercise price of a call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will also segregate cash, U.S. government securities or liquid securities equivalent to the amount, if any, by which the put is "in the money."

  If a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

  A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

  Limitations. The Fund will comply with certain regulations of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions and qualify for an exclusion from being a "commodity pool." Under these regulations, a Portfolio may only enter into a futures contract or purchase an option thereon (1) for bona fide hedging purposes and (2) for other purposes if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

  When purchasing a futures contract, a Portfolio must segregate cash, U.S. government securities and/or other liquid securities marked-to-market daily (including any margin) equal to the price of such contract or will "cover" its position by holding a put option permitting the Portfolio to sell the same futures contract with a strike price equal to or higher than the price of the futures contract held. When writing a call option on a futures contract, the Portfolio similarly will segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or, U.S. government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the value of the futures contract or will "cover" its position by (1) owning the same futures contract at a price equal to or lower than the strike price of the call option, or (2) owning the commodity (financial or otherwise) underlying the futures contract, or (3) holding a call option permitting the Portfolio to purchase the same futures contract at a price equal to or lower than the strike price of the call option sold by the Portfolio. When selling a futures contract or selling a put option on a futures contract, the Portfolio is required to segregate government securities, cash and/or liquid securities marked-to-market daily of that foreign currency, and/or U.S. government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the market value of such contract or exercise price of such option or to "cover" its position, when selling a futures contract, by (1) owning the commodity (financial or otherwise) underlying the futures contract or (2) holding a call option permitting the Portfolio to purchase the same futures contract at a price equal to or lower than the price at which the short position was established, and, when selling a put option on the futures contract, by (1) selling the futures contract underlying the put option at the same or higher price than the strike price of the put option or (2) purchasing a put option, if the strike price of the purchased option is the same or higher than the strike price of the put option sold by the Portfolio.

  A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

  The Fund reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use such investment techniques, provided that the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

  Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the portfolio securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

  The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index's component securities, while some or all of the portfolio securities might decline. If a Portfolio had hedged its portfolio against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its portfolio securities. If a hedging transaction is not successful, the Portfolio might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

  Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Portfolio could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

  Foreign Currency Futures are contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different ("proxy") currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Portfolio's securities or adversely affect the prices of securities that the Portfolio has purchased or intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Portfolio Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

  A Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregated cash, U.S. government securities, and/or liquid securities marked-to-market daily, to avoid any potential leveraging of a Portfolio. Swap agreements may include: (1) "currency exchange rate", which involve the exchange by a Portfolio with another party of their respective rights to make or receive payments is specified currencies; (2) "interest rate", which involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest; and (3) "interest rate index", which involve the exchange by a Portfolio with another party of the respective amounts payable with respect to a national principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (1) "caps," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (2) "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or "floor"; and (3) "collars," under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Generally, the swap agreement transactions in which a Portfolio will engage are not regulated as futures or commodity option transactions under the Commodity Exchange Act or by the Commodity Futures Trading Commission.

  Risks of Swap Agreements. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Portfolio may bear the risk of such position until its maturity. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Portfolio's repurchase agreement guidelines unless otherwise specified in the investment policies of the Portfolio). Certain tax considerations may limit a Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. See the section "Taxation" for more information.

Hybrid Instruments

  A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

  Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio.

  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Accordingly, no Portfolio will invest more than 5% of its assets in hybrid instruments.

Structured Notes

  The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Portfolio's investment. Structured notes may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Warrants and Rights

  Warrants or rights may be acquired as part of a unit or attached to securities at the time of purchase without limitation and may be deemed to be with or without value. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

  Warrants may be purchased with values that vary depending on the change in value of one or more specified indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise.


Duration

  Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools that may be used by the Adviser or Portfolio Manager in fixed income security selection. In this discussion, the term "bond" is generally used to connote any type of debt instrument.

  Most notes and bonds have provided interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

  Duration is a measure of the average life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

  Although frequently used, the "term of maturity" of a bond is not a useful measure of the longevity of a bond's cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. Clearly, an investor contemplating investing in these bonds should consider not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments in order to make an accurate assessment of each bond. Maturity, or the term to maturity, does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond.

  Another way of measuring the longevity of a bond's cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the "dollar-weighted mean waiting time," indicating that it is a measure of the average time to payment of a bond's cash flow. The critical shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

  A bond's duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond's yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

  Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows from the fact that because bonds with higher coupon payments pay relatively more of their cash flows sooner, they have shorter durations. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the terms to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser or Portfolio Manager to a Portfolio will use more sophisticated analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

  Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the portfolio duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

  Each Portfolio's investment goal as set forth under "About the Portfolios," in the Prospectus, and the investment restrictions as set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting of
(a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio, whichever is the less. Under these restrictions, a Portfolio may not:

  (i) except for the REIT Portfolio, Financial Services Portfolio, Health Sciences Portfolio, Technology Portfolio, and Telecommunications Portfolio invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto). This restriction does not apply to the REIT Portfolio, which will normally invest more than 25% of its total assets in securities of issuers of real estate investment trusts and in industries related to real estate. It also doesn't apply to the other Portfolios listed above which normally invest more than 25% of their total assets in their particular sectors.

  (ii) with respect to 75% of its total assets (or, in the case of the Strategic Value Portfolio, Focused 30 Portfolio, Mid-Cap Growth Portfolio, Global Growth Portfolio and REIT Portfolio, with respect to 50% of its assets), invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

  (iii) invest in a security if, as a result of investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (for Equity Income and Research Portfolios, this restriction applies with respect to 75% of its total assets);



  (iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

  (v) borrow money or pledge, mortgage or hypothecate its assets, except that a Portfolio may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of a Portfolio's assets);

  (vi) lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities to the extent permitted under applicable law; and

  (vii) act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

  With respect to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, and Research

Portfolios, the fundamental investment restrictions set forth above may be modified so as to provide those Portfolios with the ability to operate under new rules, guidelines and interpretations under the 1940 Act or under exemptive relief from the SEC without receiving prior shareholder approval of the change.

Nonfundamental Investment Restrictions

  Each Portfolio is also subject to the following restrictions and policies (which are not fundamental and may therefore be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Portfolio may not:

  (i) invest for the purpose of exercising control or management;







  (ii) sell property or securities short, except the Mid-Cap Value, International Value, Mid-Cap Growth, Global Growth, Equity Income, Research and Large-Cap Value Portfolios; or sell short against the box, except the Blue Chip, Aggressive Growth, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Portfolios;




  (iii) purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of the Portfolio would be invested in such warrants, except for the Blue Chip, Aggressive Growth, Diversified Research, International Large-Cap, I-Net Tollkeeper, Equity Income, and Research Portfolios;




  (iv) except the I-Net Tollkeeper, Growth LT, Mid-Cap Value, International Value, Equity Income, or Research Portfolios, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;


  (v) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities, and with respect to the Money Market Portfolio, more than 10% of the total assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities; and

  (vi) purchase or sell commodities or commodities contracts, except that subject to restrictions described in the Prospectus and in the SAI, (a) each Portfolio other than the Money Market and Small-Cap Equity Portfolios may engage in futures contracts and options on futures contracts; and (b) all Portfolios may enter into foreign forward currency contracts.

  (vii) change its policy on investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a manner consistent with its name, if the Portfolio has such a policy, without notifying shareholders at least 60 days prior to the change.


  In addition, the following restrictions apply to the Portfolios shown below:

  (i) the Small-Cap Equity Portfolio may not purchase, write, or sell options on futures contracts; and

  (ii) the Money Market Portfolio may not purchase, write, or sell options on securities or futures contracts.

  Unless otherwise indicated, as in the restriction for borrowing or hypothecating assets of a Portfolio, for example, all percentage limitations listed above apply to each Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of nonfundamental restriction (ii), a short sale "against the box" shall not be considered a short position. For purposes of fundamental restriction (v) and nonfundamental restriction (vi) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

                    ORGANIZATION AND MANAGEMENT OF THE FUND

  The Fund was organized as a Massachusetts business trust on May 4, 1987, and currently consists of thirty-three separate Portfolios. The assets of each Portfolio are segregated, and your interest is limited to the Portfolio to which proceeds from your Variable Contract's Accumulated Value is allocated. The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund's Agreement and Declaration of Trust.


Management Information


  The Trustees and Officers of the Fund and their principal occupations during the past five years and certain other information concerning them is shown below. The address of each Interested Trustee and Officer, unless otherwise indicated, is 700 Newport Center Drive, Newport Beach, CA 92660.


Interested Trustees



                                                                        Number of
                                                                        Portfolios
                       Position(s) with the                             in Fund
                       Fund                  Principal Occupation(s)    Complex
 Name and Age          and Term of Office    During Past 5 Years        Overseen**
 ------------          --------------------  ----------------------     ----------
 Thomas C. Sutton*, 59 Chairman of the Board Chairman of the Board,
                       and Trustee since     Director and Chief
                                             Executive Officer of
                                             Pacific Life, Pacific
                                             Mutual Holding Company
                                             and Pacific LifeCorp;
                                             and similar positions
                                             with other subsidiaries
                                             and affiliates of
                                             Pacific Life; Director
                                             of Newhall Land &
                                             Farming; Director of The
                                             Irvine Company (Real
                                             Estate); Director of
                                             Edison International
                                             (Utilities); Former
                                             Management Board Member
                                             of PIMCO Advisors L.P.;
                                             Former Equity Board
                                             Member of PIMCO Advisors
                                             L.P.

--------

* Mr. Sutton is an "interested person" of the Fund (as that term is defined in the Investment Company Act) because of his position with Pacific Life as shown above.


Officers



                      Position(s) with the Fund Principal Occupation(s)
 Name and Age         and Term of Office        During Past 5 Years
 ------------         ------------------------- -----------------------
 Glenn S. Schafer, 52 President since           President and Director of
                                                Pacific Life, Pacific Mutual
                                                Holding Company and Pacific
                                                LifeCorp and similar positions
                                                with other subsidiaries and
                                                affiliates of Pacific Life;
                                                Former Management Board Member
                                                of PIMCO Advisors L.P.; Former
                                                Equity Board Member of PIMCO
                                                Advisors L.P.

 Brian D. Klemens, 45 Vice President and        Vice President and Treasurer
                      Treasurer since           (12/98 to present); Assistant
                                                Vice President and Assistant
                                                Controller (4/94 to 12/98) of
                                                Pacific Life, Pacific Mutual
                                                Holding Company, Pacific
                                                LifeCorp and similar positions
                                                with other subsidiaries and
                                                affiliates of Pacific Life.


                       Position(s) with the Fund Principal Occupation(s)
 Name and Age          and Term of Office        During Past 5 Years
 ------------          ------------------------- -----------------------
 Diane N. Ledger, 62   Vice President and        Vice President, Variable
                       Assistant Secretary       Regulatory Compliance, Pacific
                       since                     Life.

 Sharon A. Cheever, 46 Vice President and        Vice President and Investment
                       General Counsel           Counsel of Pacific Life.
                       since

 Audrey L. Milfs, 56   Secretary since           Vice President, Director and
                                                 Corporate Secretary of Pacific
                                                 Life, Pacific Mutual Holding
                                                 Company, Pacific LifeCorp, and
                                                 similar positions with other
                                                 subsidiaries of Pacific Life.


  The address of each Independent Trustee, unless otherwise indicated, is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660.


Independent Trustees



                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                       Position(s) with the Fund Principal Occupation(s)    Complex
 Name, Address and Age and Term of Office        During Past 5 Years        Overseen**
 --------------------- ------------------------- -----------------------    ----------
 Lucie H. Moore, 45    Trustee since             Former Partner with
                                                 Gibson, Dunn & Crutcher
                                                 (Law).

 Richard L. Nelson, 72 Trustee since             Retired Partner with
                                                 Ernst & Young LLP
                                                 (Accounting); Former
                                                 Director of Wynn's
                                                 International, Inc.
                                                 (Industrial); Trustee
                                                 Emeritus PIMCO Funds;
                                                 Multi-Manager Series.

 Lyman W. Porter, 72   Trustee since             Professor Emeritus of
                                                 Management in the
                                                 Graduate School of
                                                 Management at the
                                                 University of
                                                 California, Irvine.
                                                 Former Member of the
                                                 Academic Advisory Board
                                                 of the Czechoslovak
                                                 Management Center and
                                                 Member of the Board of
                                                 Trustees of the American
                                                 University of Armenia;
                                                 Trustee Emeritus PIMCO
                                                 Funds; Multi-Manager
                                                 Series.

 Alan Richards, 72     Trustee since             Retired Chairman of E.
                                                 F. Hutton Insurance
                                                 Group; Former Director
                                                 of E. F. Hutton and
                                                 Company, Inc.
                                                 (Financial); Chairman of
                                                 IBIS Capital, LLC
                                                 (Financial); Former
                                                 Director of Western
                                                 National Corporation
                                                 (Insurance Holding
                                                 Company); Trustee
                                                 Emeritus PIMCO Funds;
                                                 Multi-Manager Series;
                                                 Chairman of the Board
                                                 and Director,
                                                 NETirement.com, Inc.
                                                 (on-line retirement
                                                 calculators).

--------

** Includes Pacific Select Fund Portfolios, Pacific Funds' Funds, an investment company advised by Pacific Life for which Messrs. Moore, Nelson, Porter and Richards (but not Mr. Sutton) serve as Trustees, and PIMCO
   Funds: Multi-Manager Series, an investment company advised by an affiliate of Pacific Life for which Messrs. Nelson, Porter and Richards (but not Mr. Sutton or Ms. Moore) also serve as Trustees (collectively, "Fund Complex").

Board of Trustees


  The Board of Trustees is responsible for the overall management and operations of the Fund. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.


  Committees. The standing committees of the Board of Trustees are the Audit Committee, the Policy Committee, the Nominating Committee and the Valuation Committee.


  The members of the Audit Committee include each Trustee that is not an "interested person" of the Fund (as such term is defined in the 1940 Act). The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, overseeing the Fund's accounting and financial reporting practices, reviewing the results of the annual audits of the Fund's financial statements and interacting with the Fund's independent auditors on behalf of the full Board. Mr. Nelson serves as Chairman of the Audit Committee. The Audit Committee met twice during the fiscal year ended December 31, 2001.


  The members of the Policy Committee include each Trustee that is not an "interested person" of the Fund (as such term is defined in the 1940 Act). The Policy Committee's primary responsibility is to review information and materials submitted to the full board including, but not limited to, review of information relating to approval and renewal of investment advisory agreements. Mr. Richards serves as Chairman of the Policy Committee. The Policy Committee met six times during the fiscal year ended December 31, 2001.


  The members of the Nominating Committee are Richard L. Nelson, Lyman W. Porter and Alan Richards. The Nominating Committee of the Board is responsible for nominating future Trustees. The Committee has not established a policy with respect to accepting recommendations for Trustee candidates from contractholders. Mr. Porter serves as Chairman of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.


  All Trustees are members of the Valuation Committee. Any two Trustees constitute a quorum. The Valuation Committee's primary responsibility is to oversee the implementation of the Fund's valuation procedures, including valuing securities for which market prices or quotations are not readily available or are deemed to be unreliable and reviewing fair value determinations on behalf of the Board of Trustees as specified in the "Pricing Procedures and Procedures to Estimate the Fair Value of Securities for Which Market Quotes are not Readily Available or are Deemed to be Unreliable". The Valuation Committee met four times during the fiscal year ended December 31, 2001.


  Equity Ownership of Trustees. None of the Trustees or Officers directly own shares of the Fund. As of April 15, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund. The table below shows the dollar range of equity securities owned by each Trustee as of December 31, 2001 (i) in the Portfolios of the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the Trustee within the Fund Complex.


Interested Trustees



                                           Aggregate Dollar Range
                                           of Equity Securities
                  Dollar Range of          in All Registered Investment
                  Equity Securities in the Companies Overseen by Director
Name of Trustee   Fund                     in Family of Investment Companies
---------------   ------------------------ ---------------------------------
Thomas C. Sutton

Independent Trustees



                                                   Aggregate Dollar Range
                                                   of Equity Securities
                                                   in All Registered Investment
                   Dollar Range of                 Companies Overseen by Director
Name of Trustee    Equity Securities in the Fund*  in Family of Investment Companies
---------------    ------------------------------  ---------------------------------
Lucie H. Moore

Richard L. Nelson  Small-Cap Equity Portfolio--    Pacific Funds PF INVESCO Health Sciences Fund--
                   $1,000 - $10,000                $1,000 - $10,000
                   Large-Cap Core Portfolio--      Pacific Funds PF INVESCO Technology Fund--
                   $1,000 - $10,000                $1,000 - $10,000
                   Growth LT Portfolio--           PIMCO Funds--
                   $1,000 - $10,000
                   Equity Portfolio--
                   $1,000 - $10,000

Lyman W. Porter    International Value Portfolio--
                   $10,001 - $50,000

Alan Richards      Money Market Portfolio--        Pacific Funds PF Money Market Fund--
                   $10,001 - $50,000               Over $100,000
                                                   PIMCO Funds Money Market Fund--
                                                   Over $100,000

--------

* Includes the total amount of compensation deferred by the Trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Portfolios.


  SEC rules require disclosure of information on the ownership of interests in securities of an investment adviser or principal underwriter of the Fund by each Trustee who is not an interested person of the Fund and their immediate family members as of December 31, 2001. The only reportable information with respect to the Fund, which is described below, relates to Trustee Lucie Moore, and the Moore Family Trust ("MFT") for which Ms. Moore and husband Geoffrey Moore serve as Trustees:



                         Title of
Company                  class         Percent of class*    Value of securities*
-------                  --------      -----------------    --------------------
Citigroup, Inc.          common shares Less than 1/10 of 1%        $1,912

J.P. Morgan Chase & Co.  common shares Less than 1/10 of 1%       $36,010



            Option position/                 Exercise price Market price Value of
Company     Expiration date                  per share      per share*   puts*
-------     ----------------                 -------------- ------------ --------
Citigroup,  Short puts on 1000 common shares
 Inc.       expiring 3/16/02                 $45            $50.32         $950

J.P.
 Morgan
 Chase &    Short puts on 1000 common shares
 Co.        expiring 3/16/02                 $35            $36.01       $1,950

Goldman
 Sachs
 Group,     Short puts on 1000 common shares
 Inc.       expiring 4/20/02                 $75            $92.63       $1,950

--------

* As of December 31, 2001.


  The Citigroup, Inc. shares were obtained in December 2000 when shares of another company (not affiliated with one of the Fund's investment advisers) owned by MFT were automatically exchanged for Citigroup, Inc. shares as a result of a merger transaction. The shares of J.P. Morgan Chase & Co. were acquired in September 2001 as a result of an assignment on a short put option position. The above positions held by MFT are securities of, or that relate to, a subadviser of the Fund. The aggregate value of the above positions was immaterial and insignificant to the value of MFT. Although Ms. Moore is a named Trustee of MFT, she did not engage in any trading for that account. As a result, Ms. Moore was not aware of the ownership of the Citigroup, Inc. or J.P. Morgan Chase & Co. shares, or the options positions. Once Ms. Moore learned about these positions, they were sold/closed on March 12, 2002. Ms. Moore is not an "interested person," as that term is defined in the Investment Company Act of 1940, of Pacific Life, the Investment Adviser to the Fund. As a result of holding the above-noted positions, and certain other previously held positions, Ms. Moore may technically have been an "interested person" of Salomon Brothers Asset Management, Inc., portfolio manager to the Large-Cap Value Portfolio and a subsidiary of Citigroup, Inc., between December 2000 and March 2002; of J.P. Morgan Investment Management Inc., portfolio manager to the Multi-Strategy and Large-Cap Core (formerly Equity Income) Portfolios and a subsidiary of J.P. Morgan Chase & Co., between March 2001 and March 2002; of Goldman Sachs Asset Management, portfolio manager to the Equity (through November 30, 2001) and I-Net Tollkeeper Portfolios and a subsidiary of Goldman Sachs Group, Inc., between March 2001 and March 2002; and Mercury Advisors, portfolio manager to the Equity Index and Small-Cap Index Portfolios and a subsidiary of Merrill Lynch & Company, Inc. between July 2001 and August 2001. Therefore, Ms. Moore may technically have been an "interested person" of those Portfolios and the Fund during these periods.


  Retirement Policy for Trustees. The Trustees have adopted a retirement policy for the Independent Trustees of the Fund. The retirement policy includes a retirement policy as well as retirement benefits for the Independent Trustees.


  The retirement policy permits each Independent Trustee to serve until December 31 of the year in which the Trustee turns 75. Effective September 6, 2001, after 15 years of service, an Independent Trustee shall receive an initial payment of $55,000 payable on December 31, of the year in which he/she retires and subsequent payments of $55,000 payable on December 31 of each of the succeeding four years, provided that no payments shall be made after the end of the year in which the Independent Trustee reaches age 79. The policy can be amended by a majority vote of the Independent Trustees.


  Deferred Compensation Agreements. No Trustee has executed a Deferred Compensation Agreement. Pursuant to the Agreement, a Trustee has the option to elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amount is placed into a deferral account. Currently, the Deferring Trustees have the option to select Funds in the Pacific Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash in a lump sum or in up to ten annual installments commencing in January of the year immediately following the year during which the Trustee ceases to be a Trustee of the Fund.


  Factors Considered in Approving the Investment Advisory Agreement. The advisory agreement with Pacific Life and Portfolio Management Agreements with were re-approved for the Fund by the Fund's Board of Trustees at a meeting held on November 28, 2001. In evaluating the Agreements, the Board of Trustees, including the Independent Trustees, considered materials provided by Pacific Life, including information relative to comparative advisory fees, expenses and performance data of the Fund, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. In particular, In evaluating the fairness and reasonableness of the Agreements, the Board of Trustees considered a variety of factors, including:
(i) that the compensation payable under the Agreements is determined to bear a reasonable relationship to the services to be rendered and to be fair and equitable; and (ii) that the Agreements are in the best interests of the Fund and its shareholders.


 After consideration of these factors, the Board found that: (i) that the compensation payable under the Agreements was determined to bear a reasonable relationship to the services to be rendered and to be fair and equitable; and
(ii) that the Agreements are in the best interests of the Fund and its shareholders.

Compensation


  The following table illustrates the aggregate compensation paid to the Independent Trustees by the Fund, pension or retirement benefits accrued, annual estimated benefits upon retirement and total compensation paid to these Trustees for the fiscal year ended December 31, 2001 by the Fund Complex:


Independent Trustees



                                              Pension or
                                              Retirement
                                               Benefits  Estimated     Total
                                              Accrued as   Annual   Compensation
                                  Aggregate    Part of    Benefits   from Fund
                                 Compensation   Fund's      Upon    Complex Paid
Name and Position                 from Fund    Expenses  Retirement to Trustees
-----------------                ------------ ---------- ---------- ------------
Lucie H. Moore..................

Richard L. Nelson...............

Lyman W. Porter.................

Alan Richards...................


  None of the Trustees or Officers directly own shares of the Fund. As of April 15, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund.



Investment Adviser

  Pacific Life serves as Investment Adviser to the Fund pursuant to an Investment Advisory Agreement ("Advisory Contract") between Pacific Life and the Fund.

  Pacific Life is domiciled in California. Along with subsidiaries and affiliates, Pacific Life's operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment advisory services. The Pacific Life family of companies has total assets and funds under management of more than
$     billion as of December 31, 2001. Its principal offices are located at
700 Newport Center Drive, Newport Beach, California 92660.


  Pacific Life was originally organized on January 2, 1868, under the name "Pacific Mutual Life Insurance Company of California" and reincorporated as "Pacific Mutual Life Insurance Company" on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company which, in turn, is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

  Pacific Life is responsible for administering the affairs of and supervising the investment program for the Fund. Pacific Life also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio.

  Under the terms of the Advisory Contract, Pacific Life is obligated to manage the Fund's Portfolios in accordance with applicable laws and regulations.

  The Advisory Contract will continue in effect until December 31, 2001, and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such

Advisory Contract or "interested persons", as defined in the Investment Company Act of 1940 (the "1940 Act"), of any such party. The Advisory Contract was originally approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract, or interested persons of such parties, at its meeting held on July 21, 1987, and by the shareholders of the Fund at a Meeting of Shareholders held on October 28, 1988. An Addendum to the Advisory Contract for the Equity Index Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on October 28, 1988. The Advisory Contract was also approved by the shareholders of the Equity Index Portfolio of the Fund at a Meeting of Shareholders of the Equity Index Portfolio held on April 21, 1992. An Addendum to the Advisory Contract which increased the advisory fee schedule with respect to the High Yield Bond, Managed Bond, Inflation Managed, Small-Cap Equity, Large-Cap Core, Multi-Strategy, and International Value Portfolios, and which included the Growth LT Portfolio as a Portfolio to which the Adviser will perform services under the Advisory Contract, was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on September 29, 1993, and was approved by shareholders of the High Yield Bond, Managed Bond, Inflation Managed, Small-Cap Equity, Large-Cap Core, Multi-Strategy, and International Value Portfolios at a Special Meeting of Shareholders on December 13, 1993. An Addendum to the Advisory Contract for the Equity Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 12, 1994, and by the sole shareholder of those Portfolios on September 6, 1994. An Addendum to the Advisory Contract for the Aggressive Equity and Emerging Markets Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on November 17, 1995, and by the sole shareholder of those Portfolios on January 30, 1996. An Addendum to the Advisory Contract for the Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 6, 1998, and by the sole shareholder of those Portfolios on December 21, 1998. An Addendum to the Advisory Contract for the Diversified Research and International Large-Cap Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 27, 1999, and by the sole shareholder of those Portfolios on December 14, 1999. An Addendum to the Advisory Contract for the I-Net Tollkeeper Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on January 28, 2000 and by the sole shareholder of the Portfolio on April 10, 2000. An Addendum to the Advisory Contract for the Strategic Value and Focused 30 Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on June 21, 2000, and by the sole shareholder of those Portfolios on September 27, 2000. An Addendum to the Advisory Contract for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on October 11, 2000, and by the sole shareholder of those Portfolios on December 27, 2000. An Addendum to the Advisory Contract which increased the advisory fee schedule with respect to the International Value Portfolio was approved by the Board of Trustees who are not parties to the Contract, or interested persons of such parties at a meeting held on October 11, 2000. An Addendum to the Advisory Contract for the Equity Income and Research Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on October 8, 2001, and by the sole shareholder of those Portfolios on December 21, 2001. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Adviser, on 60 days' written notice by either party to the Advisory Contract and will terminate automatically if assigned.


  The Fund pays the Adviser, for its services under the Agreement, a fee based on an annual percentage of the average daily net assets of each Portfolio. For the Money Market Portfolio, the Fund pays .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million. For the Inflation Managed, Managed Bond, and High Yield Bond Portfolios, the Fund pays .60% of the average daily net assets of each of the Portfolios. For the Small-Cap Equity, Multi-Strategy, Large-Cap Core, and Equity Portfolios, the Fund pays .65% of the average daily net assets of each of the Portfolios. For the Capital Opportunities and Aggressive Equity Portfolios, the Fund pays .80% of the average daily net assets of each of the Portfolios. For the Growth LT Portfolio, the Fund pays ..75% of the average daily net assets of the Portfolio. For the Equity Index Portfolio, the Fund pays .25% of the average daily net assets of the Portfolio. For the Diversified Research and Mid-Cap Growth Portfolios, the Fund pays .90% of the average daily net assets of the Portfolio. For the International Large-Cap Portfolio, the Fund pays 1.05% of the average daily net assets of the Portfolio. For the Small-Cap Index Portfolio, the Fund pays ..50% of the average daily net assets of the Portfolio. For the Mid-Cap Value, International Value, and Large-Cap Value Portfolios, the Fund pays .85% of the average daily net assets of each of the Portfolios. For the Emerging Markets, Financial Services, Health Sciences, Technology, Telecommunications, Global Growth, and REIT Portfolios, the Fund pays 1.10% of the average daily net assets of each of the Portfolios. For the I-Net Tollkeeper Portfolio, the Fund pays 1.40% of the average daily net assets of the Portfolio. For the Blue Chip, Strategic Value, Focused 30 and Equity Income Portfolios, the Fund pays ..95% of the average daily net assets of each of the Portfolios. For the Aggressive Growth and Research Portfolios, the Fund pays 1.00% of the average daily net assets of each of the Portfolios. The fee shall be computed and accrued daily and paid monthly.


  None of the Trustees or Officers directly own shares of the Fund. As of December 31, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% fo the outstanding shares of the Fund.


  Net advisory fees paid or owed to Pacific Life for 2001 were as follows:
Blue Chip Portfolio--$2,894,862, Aggressive Growth Portfolio--$548,460, Emerging Markets Portfolio--$1,948,275, Diversified Research Portfolio-- $1,576,269, Small-Cap Equity Portfolio--$3,449,381, International Large-Cap Portfolio--$4,546,234, I-Net Tollkeeper Portfolio--$1,354,332, Financial Services Portfolio--$376,634, Health Sciences Portfolio--$508,303, Technology Portfolio--$282,750, Telecommunications Portfolio--$152,068, Multi-Strategy Portfolio--$4,879,384, Large-Cap Core Portfolio--$9,850,520, Strategic Value Portfolio--$665,010, Growth LT Portfolio--$20,294,121, Focused 30 Portfolio-- $475,440, Mid-Cap Value Portfolio--$5,261,024, International Value Portfolio-- $11,001,958, Capital Opportunities Portfolio--$712,970, Mid-Cap Growth Portfolio--$450,313, Global Growth Portfolio--$186,908, Equity Index Portfolio--$5,423,671, Small-Cap Index Portfolio--$850,198, REIT Portfolio-- $2,112,386, Inflation Managed Portfolio--$3,544,116, Managed Bond Portfolio-- $12,031,069, Money Market Portfolio--$4,821,333, High Yield Bond Portfolio-- $2,830,441, Equity Portfolio--$5,237,842, Aggressive Equity Portfolio-- $2,721,883, Large-Cap Value Portfolio--$6,378,327.


  Net advisory fees paid or owed to Pacific Life for 2000 were as follows: Aggressive Equity Portfolio--$3,820,831, Emerging Markets Portfolio-- $2,417,012, Diversified Research--$693,779, Small-Cap Equity Portfolio-- $3,848,342, International Large-Cap--$2,179,474, Equity Portfolio--$7,683,762,
I-Net Tollkeeper Portfolio--$1,051,707, Multi-Strategy Portfolio--$4,951,768, Equity Income--$12,593,733, Strategic Value Portfolio--$88,705, Growth LT Portfolio--$31,125,986, Focused 30 Portfolio--$102,588, Mid-Cap Value Portfolio--$1,870,179, International Value Portfolio--$14,291,704, Equity Index Portfolio--$6,501,793, Small-Cap Index Portfolio--$834,132, REIT Portfolio--$1,098,790, Inflation Managed Portfolio--$2,852,996, Managed Bond Portfolio--$7,818,974, Money Market Portfolio--$3,486,995, High Yield Bond Portfolio--$2,608,669, Large-Cap Value Portfolio--$2,068,078. The Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios did not begin operations until January 2, 2001.

  Net advisory fees paid or owed to Pacific Life for 1999 were as follows:
Aggressive Equity Portfolio--$2,428,084, Emerging Markets Portfolio-- $1,641,630, Small-Cap Equity Portfolio--$1,897,060, Equity Portfolio-- $4,542,082, Multi-Strategy Portfolio--$4,280,824, Equity Income Portfolio-- $9,869,169, Growth LT Portfolio--$15,561,994, Mid-Cap Value Portfolio-- $439,097, Equity Index Portfolio--$3,003,427, Small-Cap Index Portfolio-- $259,676, REIT Portfolio--$309,008, International Value Portfolio-- $10,752,012, Inflation

Managed Portfolio--$1,902,459, Managed Bond Portfolio--$5,736,488, Money Market Portfolio--$2,572,715, High Yield Bond Portfolio--$2,551,011, and Large-Cap Value Portfolio--$729,158. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000, the I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000, the Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000, and the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios did not begin operations until January 2, 2001.



  To help limit expenses effective July 1, 2000, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for expenses (including organizational expenses, but, not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets through December 31, 2002. There can be no assurance that this policy will be continued beyond December 31, 2002. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio other than the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, and Research Portfolios, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap to Pacific Life by a Portfolio with respect to expenses incurred through December 31, 2001. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap.


Other Expenses of the Fund

  The Fund bears all costs of its operations. These costs may include expenses for custody, audit fees, fees and expenses of the independent trustees, organizational expenses and other expenses of its operations, including the cost of support services, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

  The Fund is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying the Fund on state and federal levels, legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to shareholders.

  The Fund and Pacific Life entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Life provides support services such as those described above. Under the terms of the Agreement for Support Services, it is not intended that Pacific Life will profit from these services to the Fund.

  Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

  The Fund paid Pacific Life $440,196 for its services under the Agreement for Support Services during 2001, $439,651 during 2000, and $264,738 during 1999, representing 0.002%, 0.002% and 0.003%, respectively, of the Fund's average daily net assets and anticipates that fees to be paid for 2002 under said Agreement will be approximately 0.002% of the Fund's average daily net assets.

Portfolio Management Agreements

  Pacific Life directly manages both the Money Market and the High Yield Bond Portfolios. For the other twenty-nine Portfolios Pacific Life employs other investment advisory firms as Portfolio Manager, subject to Portfolio Management Agreements, the terms of which are discussed below.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and A I M Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, TX 77046, AIM is the Portfolio Manager and provides investment advisory services to the Blue Chip and Aggressive Growth Portfolios. For the services provided, Pacific Life pays a monthly fee to AIM based on an annual percentage of the average daily net assets of each of the Blue Chip and Aggressive Growth Portfolios according to the following schedules:

                   Blue Chip Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .55%      On first $500 million
               .50%      On excess

               Aggressive Growth Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $500 million
               .55%      On excess

  A I M Capital Management, Inc. ("AIM") was founded in 1986 and together with
its affiliates manages over $    billion as of December 31, 2001. AIM is an
indirect subsidiary of AMVESCAP PLC, an international investment management
company that manages approximately $    billion in assets worldwide as of
December 31, 2001. AMVESCAP PLC is based in London, with money managers located in Europe, North and South America, and the Far East.


  Net fees paid or owed by Pacific Life to AIM for 2001 were $1,676,873 for the Blue Chip Portfolio and were $329,476 for the Aggressive Growth Portfolio. The Blue Chip and Aggressive Growth Portfolios did not begin in operations until January 2, 2001.


  Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser and Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, which became effective January 1, 2000, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Emerging Markets Portfolio. For the services provided, Pacific Life pays a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:


               Emerging Markets Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .85%      On first $50 million
               .75%      On next $50 million
               .70%      On next $50 million
               .65%      On next $50 million
               .60%      On excess

  From April 1, 1996 to December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management ("Blairlogie"), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided for the year 1999, Pacific Life paid a monthly fee to Blairlogie based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:


               Emerging Markets Portfolio


              Rate (%)   Break Point (assets)
              --------   --------------------
               .85%      On first $50 million
               .75%      On next $50 million
               .70%      On next $50 million
               .65%      On next $50 million
               .60%      On excess

  Alliance Capital Management L.P. ("Alliance Capital"), a Delaware limited partnership, manages client accounts with assets as of December 31, 2001,
totaling approximately $    billion (of which more than $    billion
represented assets of investment companies). As of December 31, 2001, Alliance Capital managed retirement assets for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide.


  As of December 31, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). Equity interests in Alliance Holding are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner of both Alliance Capital and Alliance Holding. As of December 31, 2001, AXA Financial, together with ACMC and certain of its other wholly-owned subsidiaries, beneficially owned approximately 2% of the outstanding Alliance Holding Units and 53% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly owned subsidiary of AXA, a French company.




  Net fees paid or owed by Pacific Life to Alliance Capital for 2001 were $1,323,695 for the Emerging Markets Portfolio, for 2000 were $1,591,394 for the Emerging Markets Portfolio. Net fees paid or owed by Pacific Life to Blairlogie for 1999 were $1,141,570 for the Emerging Markets Portfolio.


  Pursuant to Portfolio Management Agreements between the Fund, the Adviser, and Capital Guardian Trust Company ("Capital Guardian"), a wholly-owned subsidiary of Capital Group International, Inc., which itself is wholly-owned by The Capital Group Companies, Inc. all of which are located at 333 South Hope Street, Los Angeles, California 90071, Capital Guardian is the Portfolio Manager and provides investment advisory services to the Diversified Research, Small-Cap Equity, and International Large-Cap Portfolios. For the services provided, Pacific Life pays a monthly fee to Capital Guardian based on an annual percentage of the average daily net assets of each of the Diversified Research, Small-Cap Equity, and International Large-Cap Portfolios according to the following schedules:

              Diversified Research Portfolio


              Rate (%)    Break-Point (assets)
              --------   ---------------------
               .50%      On first $150 million
               .45%      On next $150 million
               .35%      On next $200 million
               .30%      On next $500 million
               .275%     On next $1 billion
               .25%      On excess

                  Small-Cap Equity Portfolio


              Rate (%)     Break Point (assets)
              --------   ------------------------
               .50%      On first $30 million
               .40%      On next $30 million
               .30%      On excess


              International Large-Cap Portfolio


              Rate (%)     Break-Point (assets)
              --------   ------------------------
               .65%      On first $150 million
               .55%      On next $150 million
               .45%      On next $200 million
               .40%      On next $500 million
               .375%     On next $1 billion
               .35%      On excess

  Capital Guardian is a California state chartered trust company organized in 1968 which provides fiduciary and investment management services to a limited number of large accounts such as employee benefit plans, college endowment funds, foundations, and individuals. Accounts managed by Capital Guardian had
combined assets, as of December 31, 2001, in excess of $      billion. Capital
Guardian's research activities are conducted by affiliated companies that have research facilities in Los Angeles, San Francisco, New York, Washington, D.C., Atlanta, London, Geneva, Hong Kong, Montreal, Singapore, and Tokyo.


  Net fees paid or owed by Pacific Life to Capital Guardian for 2001 were $864,312 for the Diversified Research Portfolio, were $1,681,853 for the Small-Cap Equity Portfolio, and were $2,400,130 for the International Large-Cap Portfolio, for 2000 were $385,228 for the Diversified Research Portfolio, were $1,867,457 for the Small-Cap Equity Portfolio, and were $1,243,434 for the International Large-Cap Portfolio and for 1999 were $966,856 for the Small-Cap Equity Portfolio. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000.




  Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser, and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, New York 10005, which became effective May 1, 2000, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the I-Net Tollkeeper PortfolioSM (I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.). For the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio according to the following schedule:



                I-Net Tollkeeper Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .85%      On first $500 million
               .75%      On next $500 million
               .70%      On excess


  Goldman Sachs is a unit of the Investment Management Division of Goldman, Sachs & Co., which was founded in 1869. As of December 31, 2001, Goldman Sachs, along with other units of the Investment Management Division manage,
administer and distribute over $       billion for institutional and
individual investors worldwide, including fixed income assets in excess of
$     billion for which they acted as investment adviser. The Goldman Sachs
Group, L.P., which controlled Goldman Sachs Asset Management, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering.




  Net fees paid or owed by Pacific Life to Goldman Sachs for 2001 were $856,588 for the I-Net Tollkeeper Portfolio, and for 2000 were $666,003 for the I-Net Tollkeeper Portfolio. The I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and INVESCO Funds Group, Inc. ("INVESCO"), 7800 East Union Avenue, Denver, CO 80237, INVESCO is the Portfolio Manager and provides investment advisory services to the Financial Services, Health Sciences, Technology, and Telecommunications Portfolios. For the services provided, Pacific Life pays a monthly fee to INVESCO based on an annual percentage of the combined average daily net assets of the Financial Services, Health Sciences, Technology, and Telecommunications Portfolios according to the following schedule:

             Financial Services, Health Sciences,
        Technology and Telecommunications Portfolios

              Rate (%)   Break Point (assets)
              --------   --------------------
               .50%      On first $1 billion
               .47%      On excess


  INVESCO Funds Group, Inc. was founded in 1932 and manages over $   billion
as of December 31, 2001. INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages
approximately $    billion in assets worldwide as of December 31, 2001.
AMVESCAP PLC is based in London, with money managers located in Europe, North and South America, and the Far East.


  Net fees paid or owed by Pacific Life to INVESCO for 2001 were $171,093 for the Financial Services Portfolio, were $232,030 for the Health Sciences Portfolio, were $129,266 for the Technology Portfolio and were $69,135 for the Telecommunications Portfolio. The Financial Services, Health Sciences, Technology and Telecommunications Portfolios did not begin operations until January 2, 2001.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, J.P. Morgan Investment is the Portfolio Manager and provides investment advisory services to the Multi-Strategy and Large-Cap Core Portfolios. For the services provided, Pacific Life pays a monthly fee to J.P. Morgan Investment based on an annual percentage of the combined average daily net assets of the Multi-Strategy and Large-Cap Core Portfolios according to the following schedule:



               Multi-Strategy and Large-Cap Core Portfolios


              Rate (%)              Break Point (assets)
              --------         ------------------------------
               .45%            On first $100 million
               .40%            On next $100 million
               .35%            On next $200 million
               .30%            On next $350 million
               .20%            On excess


  J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly-owned subsidiary of J.P. Morgan Chase & Co. ("Morgan"), J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of JP Morgan Chase Bank, also a subsidiary of Morgan. Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. As of December 31, 2001, Morgan, through J.P. Morgan Investment and its other subsidiaries, had assets under management of approximately $605 billion.


  Net fees paid or owed by Pacific Life to J.P. Morgan Investment for 2001 were $1,870,649 for the Multi-Strategy Portfolio and $3,758,110 for the Large-Cap Core Portfolio, for 2000 were $1,828,693 for the Multi-Strategy Portfolio and $4,653,430 for the Large-Cap Core Portfolio, for 1999 were $1,651,512 for the Multi-Strategy Portfolio and $3,806,241 for the Large-Cap Core Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, Janus is the Portfolio Manager and provides investment advisory services to the Strategic Value, Growth LT and Focused 30 Portfolios. For the services provided, Pacific Life pays a monthly fee to Janus based on an annual percentage of the average daily net assets of each of the Strategic Value, Growth LT and Focused 30 Portfolios according to the following schedule:

               Strategic Value, Growth LT and Focused 30 Portfolios


              Rate (%)                    Break Point (assets)
              --------             ----------------------------------
               .55%                On first $100 million
               .50%                On next $400 million
               .45%                On excess

  Formed in 1969, Janus manages accounts for corporations, individuals, retirement plans and non-profit organizations, and serves as the adviser or subadviser to the Janus Funds and other mutual funds. Janus had approximately
$      billion in assets under management as of December 31, 2001. As of
September 30, 2001, Stilwell Financial, Inc. ("Stilwell") owned approximately 91.6% of the outstanding voting stock of Janus. Upon completion of a pending stock sale transaction, Stilwell will own approximately 97.8% of Janus' outstanding voting stock. This transaction is expected to close during the fourth quarter of 2001. Stilwell is a publicly traded holding company whose primary subsidiaries are engaged in financial services.


  Net fees paid or owed by Pacific Life to Janus for 2001 were $385,665 for the Strategic Value Portfolio, were $12,460,484 for the Growth LT Portfolio and were $275,407 for the Focused 30 Portfolio, for 2000 were $51,351 for the Strategic Value Portfolio, were $18,974,665 for the Growth LT Portfolio, and were $59,392 for the Focused 30 Portfolio, for the Growth LT Portfolio for 1999 were $9,666,426. The Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, which became effective January 4, 1999, Lazard is the Portfolio Manager and provides investment advisory services to the Mid-Cap Value Portfolio. For the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the average daily net assets of the Mid-Cap Value Portfolio according to the following schedule:

                 Mid-Cap Value Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $200 million
               .50%      On next $200 million
               .45%      On next $200 million
               .40%      On next $200 million
               .30%      On next $200 million
               .25%      On excess

  Net fees paid or owed by Pacific Life to Lazard for 2001 were $3,055,431, for 2000 were $1,190,565, and for 1999 were $284,822 for the Mid-Cap Value Portfolio.


  Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser, and Lazard as described above, which became effective January 1, 2001, Lazard is the Portfolio Manager and provides investment advisory services to the International Value Portfolio. For the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the average daily net assets of the International Value Portfolio according to the following schedule:

               International Value Portfolio


              Rate (%)   Break Point (assets)
              --------   ----------------------
               .35%      On first $2 billion
               .30%      On excess

  Lazard, a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71 billion as of December 31, 2000. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolios.

  From June 1, 1997 through December 31, 2000, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Morgan Stanley Asset Management ("MSAM"), a subsidiary of Morgan Stanley

Dean Witter & Co., whose address is 1221 Avenue of the Americas, New York, New York, 10020, MSAM served as the Portfolio Manager and provided investment advisory services to the International Value Portfolio.

  For the services provided, for the period January 1, 1998 through December 31, 2000, Pacific Life paid a monthly fee to MSAM at an annual rate of 0.35% based on the average daily net assets of the International Value Portfolio.

  Net fees paid or owed by Pacific Life to Lazard for 2001 were $4,524,641 for the International Value Portfolio. Net fees paid or owed by Pacific Life to MSAM for 2000 were $5,855,126 and for 1999 were $4,433,877 for the
International Value Portfolio.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), 500 Boylston Street, Floor 21, Boston, MA 02116, MFS is the Portfolio Manager and provides investment advisory services to the Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios.

  For the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of the Capital Opportunities and Mid-Cap Growth Portfolios according to the following schedule:

     Capital Opportunities and Mid-Cap Growth Portfolios

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .40%      On first $300 million
               .375%     On next $300 million
               .35%      On next $300 million
               .325%     On next $600 million
               .25%      On excess

  For the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the average daily net assets of the Global Growth Portfolio according to the following schedule:

                 Global Growth Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $200 million
               .50%      On next $300 million
               .45%      On next $500 million
               .40%      On excess

  Massachusetts Financial Services Company ("MFS") and its predecessor organizations have a history of money management dating from 1924. Net assets
under the management of the MFS organization were approximately $    billion
as of December 31, 2001.


  Net fees paid or owed by Pacific Life to MFS for 2001 were $345,353 for the Capital Opportunities Portfolio, were $212,321 for the Mid-Cap Growth Portfolio and were $93,602 for the Global Growth Portfolio. The Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios did not begin operations until January 2, 2001.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury"), a subsidiary of Merrill Lynch & Company, Inc., World Financial Center, 225 Liberty Street, New York, NY 10080, which became effective January 1, 2000, Mercury is the Portfolio Manager and provides investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided, Pacific Life pays a monthly fee to Mercury based on an annual percentage of the combined average daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule:

         Equity Index and Small-Cap Index Portfolios

              Rate (%)    Break-Point (assets)
              --------   ---------------------
               .08%      On first $100 million
               .04%      On next $100 million
               .02%      On excess


  From January 30, 1991, in the case of the Equity Index Portfolio, and January 4, 1999, in the case of the Small-Cap Index Portfolio, through December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Bankers Trust Company ("BTCo"), a wholly-owned-subsidiary of Bankers Trust Corporation, and an indirect subsidiary of Deutsche Bank AG, 130 Liberty Street, New York, New York 10006, BTCo served as the Portfolio Manager and provided investment advisory services to the Equity Index and Small-Cap Index Portfolios. For the services provided for the year 1999, Pacific Life paid to BTCo, at the beginning of each calendar quarter a fee based on the combined net assets of the Equity Index and Small-Cap Index Portfolios according to the following schedule, subject to a minimum fee of $100,000:


        Equity Index and Small-Cap Index Portfolios

              Rate (%)   Break-Point (assets)
              --------  ---------------------
               .08%     On first $100 million
               .04%     On next $100 million
               .02%     On excess


  Net fees paid or owed by Pacific Life to Mercury for 2001 were $507,695 for the Equity Index Portfolio and were $39,912 for the Small-Cap Index Portfolio, for 2000 were $595,422 for the Equity Index Portfolio and were $38,212 for the Small-Cap Index Portfolio. Net fees paid or owed by Pacific Life to BTCo for the Equity Index Portfolio for 1999 were $435,388, and for the Small-Cap Index Portfolio were $9,430.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Morgan Stanley Investment Management Inc., doing business as Morgan Stanley Asset Management ("MSAM"), a subsidiary of Morgan Stanley, whose address is 1221 Avenue of the Americas, New York, New York 10020, MSAM is the Portfolio Manager and provides investment advisory services to the REIT Portfolio.

  For the services provided, under the Agreement for the REIT Portfolio, which became effective January 4, 1999, Pacific Life pays a monthly fee to MSAM based on an annual percentage of the average daily net assets of the REIT Portfolio according to the following schedule:

                      REIT Portfolio

              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $150 million
               .40%      On next $250 million
               .35%      On next $500 million
               .30%      On excess

  Net fees paid or owed by Pacific Life to MSAM for 2001 were $1,014,995, for 2000 were $578,440 and for 1999 were $168,796 for the REIT Portfolio.

  MSAM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2001 MSAM, together with its affiliated institutional asset
management companies, had approximately $      billion in assets under
management as an investment manager or as a fiduciary adviser.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Pacific Investment Management Company ("PIMCO") LLC, 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, PIMCO is the Portfolio Manager and provides investment advisory services to the Inflation Managed and Managed Bond Portfolios. Effective January 1, 2001, for the services provided, Pacific Life pays a monthly fee to PIMCO of 0.25% based on an annual percentage of the combined average daily net assets of the Inflation Managed and Managed Bond Portfolios.

  For the services provided for the years 1998, 1999 and 2000, Pacific Life paid a monthly fee to PIMCO based on an annual percentage of the combined average daily net assets of the Inflation Managed and Managed Bond Portfolios according to the following schedule:

                   Inflation Managed and Managed Bond Portfolios


              Rate (%)                       Break Point (assets)
              --------                  ------------------------------
               .50%                     On first $25 million
               .375%                    On next $25 million
               .25%                     On excess

  PIMCO is an investment counseling firm founded in 1971, and had
approximately $    billion in assets under management as of December 31, 2001.
PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH. PIMCO also provides investment advisory services to PIMCO Funds and several other mutual fund portfolios and to private accounts for pension and profit sharing plans.


  On October 31, 1999, PIMCO Advisors, PAH and Allianz AG ("Allianz") announced that they had reached a definitive agreement under which Allianz would acquire majority ownership of PIMCO Advisors and its subsidiaries (the "Allianz Transaction"). PIMCO is a subsidiary of PIMCO Advisors. The Allianz Transaction was completed on May 5, 2000. Under the terms of the transaction, Allianz acquired all of PAH, the publicly traded general partner of PIMCO Advisors. Pacific Life retained an approximate 30% interest in PIMCO Advisors. The Allianz Group (which includes Allianz and PIMCO) collectively has over $650 billion in assets under management.

  Absent an order from the SEC or other relief, the Inflation Managed and Managed Bond Portfolios generally cannot engage in principal transactions with "Affiliated Brokers" of Allianz and certain other affiliated entities. As a result, the Portfolios' ability to purchase securities underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions will be subject to regulatory restrictions. PIMCO has advised that it does not believe that the above restrictions on transactions with the Affiliated Brokers would materially adversely affect its ability to provide services to the Portfolios, the Portfolios' ability to take advantage of market opportunities, or their overall performance.

  Net fees paid or owed by Pacific Life to PIMCO for 2001 were $1,477,030 for the Inflation Managed Portfolio and $5,017,968 for the Managed Bond Portfolio, for 2000 were $1,214,918 for the Inflation Managed Portfolio and $3,330,055 for the Managed Bond Portfolio, and for 1999 were $817,241 for the Inflation Managed Portfolio and $2,463,247 for the Managed Bond Portfolio.

   Pursuant to a Portfolio Management Agreement and an addendum to the Agreement between the Fund, the Adviser and Putnam, which became effective January 1, 2002, Putnam is the Portfolio Manager and provides investment advisory services to the Equity Income and Research Portfolios. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:



                Equity Income Portfolio


              Rate
              (%)     Break Point (assets)
              ----   ---------------------
               .65%  On first $150 million
               .60%  On next $150 million
               .55%  On excess



                    Research Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .75%      On first $250 million
               .65%      On excess


   Putnam is a subsidiary of Putnam Investments, LLC, a wholly-owned subsidiary of Putnam Investment Trust. Putnam Investment Trust is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. Putnam is one of the oldest and largest money management firms in the U.S. As of
December 31, 2001, Putnam and its affiliates managed $    billion in assets.


   Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Putnam Investment Management, LLC ("Putnam"), One Post Office Square, Boston, MA 02109, which became effective December 1, 2001, Putnam became the Portfolio Manager and provides investment advisory services to the Equity Portfolio and Aggressive Equity Portfolio. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:


                     Equity Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .35%      On first $100 million
               .30%      On next $100 million
               .25%      On next $800 million
               .20%      On excess


  Net fees paid or owed by Pacific Life to Putnam for December 1, 2001 through December 31, 2001 were $160,284 for the Equity Portfolio.


   From May 1, 1998 through November 30, 2001, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, NY 10005, Goldman Sachs served as the Portfolio Manager and provided investment advisory services to the Equity Portfolio.


  For the services provided from May 1, 1998 through November 30, 2001, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the Equity Portfolio according to the following schedule:



                     Equity Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .35%      On first $100 million
               .30%      On next $100 million
               .25%      On next $800 million
               .20%      On excess

  Net fees paid or owed by Pacific Life to Goldman Sachs for January 1, 2001 through November 30, 2001 were $1,996,714, for 2000 were $2,924,688, and for
1999 were $1,858,012 for the Equity Portfolio.



               Aggressive Equity Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $400 million
               .40%      On excess


   From May 1, 1998 through November 30, 2001, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, Alliance Capital served as the Portfolio Manager and provided investment advisory service to the Aggressive Equity Portfolio.


   For the services provided, Pacific Life paid a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Aggressive Equity Portfolio according to the following schedule:



               Aggressive Equity Portfolio


              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $400 million
               .40%      On excess


  Net fees paid or owed by Pacific Life to Alliance Capital for January 1, 2001 through November 30, 2001 were $1,554,370, for 2000 were $2,197,972
(which includes a $100,000 credit adjustment), and for 1999 were $1,518,840 for the Aggressive Equity Portfolio.


  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Salomon Brothers Asset Management Inc ("SaBAM"), Seven World Trade Center, New York, New York 10048, which became effective January 4, 1999, SaBAM is the Portfolio Manager and provides investment advisory services to the Large-Cap Value Portfolio. For the services provided, Pacific Life pays a monthly fee to SaBAM based on an annual percentage of the average daily net assets of the Large-Cap Value Portfolio according to the following schedule:

                Large-Cap Value Portfolio


              Rate (%)    Break Point (assets)
              --------   ---------------------
               .45%      On first $100 million
               .40%      On next $100 million
               .35%      On next $200 million
               .30%      On next $350 million
               .25%      On next $250 million
               .20%      On excess

  SaBAM, a wholly-owned subsidiary of Citigroup, Inc. was incorporated in 1987 and, together with SaBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31, 2001, SaBAM and such affiliates managed approximately $ billion of assets.


  Net fees paid or owed by Pacific Life to SaBAM for 2001 were $2,541,862, for 2000 were $1,001,226 and for 1999 were $376,747 for the Large-Cap Value Portfolio.

  The Portfolio Management Agreements are not exclusive, and each Portfolio Manager is currently providing investment advisory services to other clients, including other investment companies.


Distribution of Fund Shares

  Pacific Select Distributors, Inc. ("PSD") serves as the Fund's Distributor pursuant to a Distribution Contract (the "Distribution Contract") with the Fund. The Distributor is not obligated to sell any specific amount of Fund shares. PSD bears all expenses of providing services pursuant to the Distribution Contract including the costs of sales presentations, mailings, advertising, and any other marketing efforts by PSD in connection with the distribution or sale of the shares.

  As of October 31, 2001, Pacific Life beneficially owned 0% of the outstanding shares of the Portfolios. Pacific Asset Management LLC ("PAM"), a wholly-owned subsidiary of Pacific Life, beneficially owned 9.65% of the outstanding shares of the Global Growth Portfolio, 4.33% of the outstanding shares of the Telcommunications Portfolio, including monies paid in commection with the initial capital advances made to the Fund, and 0% of the outstanding shares of the other Portfolios of the Fund. Pacific Life and PAM would excercise voting rights attributable to any shares of the Fund owned by them in accordance with voting instructions received by Owners of the Policies issued by Pacific Life. To this extent, as of October 31, 2001, Pacific Life did not exercise control over any Portfolio.



Purchases and Redemptions

  Shares of the Fund are not sold directly to the general public. Shares of the Fund are currently offered only for purchase by the Separate Accounts to serve as an investment medium for the Variable Contracts issued or administered by Pacific Life or its affiliates. For information on purchase of a Variable Contract, consult a prospectus for the Separate Account. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, Diversified Research, International Large-Cap, REIT, I-Net Tollkeeper, Strategic Value, Focused 30, Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios are not available for Pacific Select variable universal life insurance policies. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, REIT, Small-Cap Equity, Aggressive Equity, Emerging Markets, Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, Focused 30, Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios are not available for Pacific Corinthian variable annuity contracts.

  Currently, each Portfolio offers shares of a single class. However, the Fund is authorized to offer up to four additional classes of shares for each Portfolio. These classes may be offered in the future to investors in connection with individual retirement accounts, and certain other types of qualified plans.

  Shares of any Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the Investment Company Act of 1940, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of its net assets during any 90-day period for any one shareholder. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

Exchanges Among the Portfolios

  Variable Contract Owners do not deal directly with the Fund to purchase, redeem, or exchange shares of a Portfolio, and Variable Contract Owners should refer to the Prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among options available under the contract.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

  Investment decisions for the Fund and for the other investment advisory clients of the Adviser, or applicable Portfolio Manager, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser or Portfolio Manager is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

  The Adviser or Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts and other investments for a Portfolio through a substantial number of brokers and dealers or futures commission merchants selected at its discretion. In executing transactions, the Adviser or Manager will attempt to obtain the best net results for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the Adviser or Manager may pay higher commission rates than the lowest available when the Adviser or Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Portfolio's brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker.

  There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions.


  Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the Adviser or Manager. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the Adviser or Manager is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Manager, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees.


  It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or Manager for a Portfolio may receive research services from many broker-dealers with which the Adviser or Manager places the Portfolio's portfolio transactions. The Adviser or Manager for a portfolio may also receive research or research Credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Manager in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio is not reduced because the Adviser or Manager and its affiliates receive such services.


  As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Adviser or Manager, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.






  As noted above, the Adviser or Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In those situations, the underwriter or selling group member may provide the Adviser or Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, or other advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

                                           Year         Year         Year
                                           Ended        Ended        Ended
                                         12/31/01*    12/31/00*    12/31/99*
Portfolio                                ---------    ---------    ---------
Blue Chip (1)........................... $ 650,724          N/A          N/A
Aggressive Growth (1)...................   151,336          N/A          N/A
Emerging Markets........................   671,133    1,428,379      600,207
Diversified Research....................   263,583      195,987          N/A
Small-Cap Equity........................   481,365      402,132      268,990
International Large-Cap.................   646,275      811,327          N/A
I-Net Tollkeeper........................    74,906(a)   127,577(a)       N/A
Financial Services (1)..................    91,341          N/A          N/A
Health Sciences (1).....................   148,529          N/A          N/A
Technology (1)..........................   128,008          N/A          N/A
Telecommunications (1)..................   167,164          N/A          N/A
Multi-Strategy..........................   425,784      404,535      671,967
Large-Cap Core.......................... 1,082,780    1,365,294    2,018,844
Strategic Value.........................   242,420       53,171          N/A
Growth LT............................... 6,009,150    4,297,624    4,255,430
Focused 30..............................   364,822       43,646          N/A
Mid-Cap Value........................... 3,049,538    1,285,953      280,370
International Value..................... 1,490,011    2,717,838(b) 3,194,813
Capital Opportunities(1)................   335,921          N/A          N/A
Mid-Cap Growth (1)......................   120,853          N/A          N/A
Global Growth (1).......................    93,201          N/A          N/A
Equity Index............................   117,079      173,589(c)   215,322
Small-Cap Index.........................   102,893      181,076      124,792
REIT....................................   296,231      265,729      144,524
Inflation Managed.......................    72,062      115,206       89,603
Managed Bond............................   471,861      266,590      255,937
High Yield Bond.........................   122,053            0        5,250
Equity.................................. 1,010,320(d)   831,767(d)   368,208(d)
Aggressive Equity....................... 1,107,078    1,119,164    1,119,434
Large-Cap Value......................... 1,763,360      696,229(e)   283,668(e)

--------

 * Increases in brokerage commissions from one year to the next are generally due to increased trading activity and/or an increase in portfolio assets.


(1) Portfolio did not begin operations until January 2, 2001.


(a) of which $565 (0.75%) and $2,666 (2.09%) was paid to Goldman, Sachs & Co. in 2000 and 1999, respectively, an affiliate of Goldman Sachs Asset Management.


(b) of which $69,988 (2.58%) was paid to Morgan Stanley & Co., Inc., an affiliate of Morgan Stanley Asset Management.


(c) of which $3,027 (1.74%) was paid to Merrill Lynch, Pierce, Fenner and Smith Inc., an affiliate of Mercury Advisors.


(d) of which $5,810 (0.58%), $14,813 (1.78%) and $18,759 (5.1%) was paid to
    Goldman, Sachs & Co. in 2001, 2000 and 1999 respectively, an affiliate of Goldman Sachs Asset Management.


(e) of which $5,190 (0.75%) and $114 (0.04%) was paid to Salomon Smith Barney Inc. in 2000 and 1999, respectively, an affiliate of Salomon Brothers Asset Management Inc.


  During the year ended December 31, 2001, the Blue Chip Portfolio, the Aggressive Growth Portfolio, the Diversified Research Portfolio, the International Large-Cap Portfolio, the Financial Services Portfolio, the Large-Cap Core Portfolio, the Multi-Strategy Portfolio, the Strategic Value Portfolio, the Growth LT Portfolio, the

Focused 30 Portfolio, the Capital Opportunities Portfolio, the Mid-Cap Growth Portfolio, the Global Growth Portfolio, the Equity Index Portfolio, the Inflation Managed Portfolio, the Managed Bond Portfolio, and the Large-Cap Value Portfolio acquired and sold securities of its regular broker-dealers. On December 31, 2001 the Blue Chip Portfolio held securities of Merrill Lynch, Morgan Stanley Dean Witter, J.P. Morgan Chase & Co., and Goldman, Sachs & Co. valued at $9,225,000, $8,615,000, $7,524,000 and $3,061,000, respectively; the
Aggressive Growth Portfolio held securities of Waddell & Reed, Inc., Legg Mason Inc. and Labranche & Co. valued at $894,000, $540,000 and $479,000, respectively; the Diversified Research Portfolio held securities of Hartford Financial Corp. and Cincinnati Financial Corp. valued at $2,369,000 and $1,278,000 respectively; the International Large-Cap Value Portfolio held securities of Banco Bilbao Vizcaya Argentina, Nomura Holdings, Daiwa Securities, Svenska hanelsbken, UFJ Holdings, Kokusai Securities and UFJ International Finance valued at $3,116,000, $2,144,000, $1,319,000,
$1,017,000, $806,000, $554,000 and $339,000 respectively; the Financial
Services Portfolio held securities of Goldman, Sachs & Co., Lehman Brothers, Merrill Lynch, State Street Corp. and J.P. Morgan Chase & Co. valued at $2,151,000, $2,491,000, $1,292,000, $1,353,000 and $1,515,000, respectively;
the Large-Cap Core Portfolio held securities of Goldman, Sachs & Co. valued at $15,870,000; the Multi-Strategy Portfolio held securities of Goldman, Sachs & Co., Lehman Brothers, Morgan Stanley Dean Witter and UBS Warburg valued at $5,157,000, $4,805,000, $5,192,000 and $1,114,000, respectively; the Strategic
Value Portfolio held securities of Citigroup, American Express Co., Lehman Brothers and Principal Financial valued at $2,123,000, $845,000, $1,160,000 and $872,000, respectively; the Growth LT Portfolio held securities of Citigroup, E Trade Group, Fifth Third Bancorp and Goldman, Sachs & Co. valued at $102,185,000, $33,951,000, $25,646,000 and $23,482,000 respectively; the
Focused 30 Portfolio held securities of E Trade Group, Goldman, Sachs & Co. and Bank of New York valued at $2,376,000, $1,446,000 and $2,601,000 respectively; the Capital Opportunities Portfolio held securities of Merrill Lynch, Morgan Stanley Dean Witter and Goldman, Sachs & Co. valued at $2,345,000, $2,043,000 and $973,000, respectively; the Mid-Cap Growth
Portfolio held securities of Instinet Group Inc. and Prudential Financial valued at $23,000 and $17,000, respectively; the Global Growth Portfolio held securities of Goldman, Sachs & Co., Merrill Lynch and Morgan Stanley Dean Witter valued at $130,000, $95,000 and $57,000, respectively; the Equity Index Portfolio held securities of Lehman Brothers and Morgan Stanley Dean Witter valued at $3,039,000 and $11,390,000 respectively; Inflation Managed Portfolio held securities of Morgan Stanley Dean Witter, Bear Stearns Company, Goldman, Sachs & Co. and Lehman Brothers valued at $3,935,000, $1,999,000, $4,592,000 and $2,094,000, respectively; the Managed Bond Portfolio held securities of Bear Stearns Company, Lehman Brothers, Merrill Lynch, Morgan Stanley Dean Witter and Salomon Smith Barney valued at $25,451,000, $9,909,000, $130,000, $17,020,000 and $1,004,000, respectively; the Equity Portfolio held securities of Lehman Brothers valued at $421,000; the Large-Cap Value Portfolio held securities of Goldman, Sachs & Co., Morgan Stanley Dean Witter, Bank of America, Merrill Lynch and Prudential Financial valued at $17,075,000, $14,902,000, $12,344,000, $17,454,000 and $3,189,000, respectively.



Portfolio Turnover

  For reporting purposes, each Portfolio's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. government securities are included. Short-term U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Portfolios will vary from year to year, depending on market conditions.

  The portfolio turnover rates are not expected to exceed: 0% for the Money Market Portfolio; 100% for the Inflation Managed Portfolio; 400% for the Managed Bond Portfolio; 300% for the Multi-Strategy Portfolio; 200% for the Financial Services, Health Sciences, Technology, Telecommunications, Research, and Aggressive Equity Portfolios; less than 100% for the International Value Portfolio; and 150% for all other Portfolios. For the Portfolios other than the Money Market Portfolio, portfolio turnover could be greater in periods of unusual market movement and volatility. The variation in the Inflation Managed Portfolio's turnover rate over last year is primarily due to the Portfolio's investment in more derivative instruments than last year. For Portfolios other than the Money Market Portfolio, portfolio turnover could be greater in periods of unusual market movement and volatility.


                                NET ASSET VALUE

  Shares of each Portfolio are sold at their respective net asset values (without a sales charge) computed after receipt of a purchase order. Net asset value of a share is determined by dividing the value of a Portfolio's net assets by the number of its shares outstanding. That determination is made once each business day, Monday through Friday, exclusive of federal holidays usually at or about 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange and other exchanges usually close for trading at 4:00 p.m. Eastern time. In the event that the New York Stock Exchange or other exchanges close early, the Fund normally will deem the closing price of each Portfolio's assets to be the price of those assets at 4:00 p.m., Eastern time. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate a Portfolio's net asset value, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. In general, the value of assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities. With respect to the Portfolios that invest in foreign securities, the value of foreign securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation. Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. In addition, European and Pacific Basin securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of the net asset value of any Portfolio which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining net asset value.

  Information that becomes known to the Fund or its agents after the time that net asset value is calculated on any business day (which may be after 4:00 p.m. Eastern time) may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time a Portfolio's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting net asset value occur during such period, the securities would be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees of the Fund. In determining the fair value of securities, the Fund may consider available information including information that becomes known after 4:00 p.m. Eastern time, and the values that are determined will be deemed to be the price at 4:00 p.m. Eastern time.

  The Money Market Portfolio's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

  The Commission's regulations require the Money Market Portfolio to adhere to certain conditions. The Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities that meet specified quality and credit criteria.

  All other Portfolios are valued as follows:

  Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith by the Board of Trustees of the Fund, although the actual calculations may be made by persons acting under the direction of the Board. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation.

  The value of a foreign security is determined in its national currency based upon the price on the foreign exchange as of its close of business immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation.

  Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less at their date of acquisition), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost unless the amortized cost value does not approximate market value. Certain debt securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to debt securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued.

  When a Portfolio writes a put or call option, the amount of the premium is included in the Portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by the Portfolio is recorded as an asset and subsequently adjusted to market value. The values of futures contracts are based on market prices. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rates quoted by the custodian on the morning of valuation.

                            PERFORMANCE INFORMATION

  The Fund may, from time to time, include the yield and effective yield of its Money Market Portfolio, the yield of the remaining Portfolios, and the total return of all Portfolios in advertisements, sales literature, or reports to shareholders or prospective investors. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

  Current yield for the Money Market Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of Portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return + 1) (To the power of 365/7)]-1

  For the 7-day period ending December 31, 2001, the current yield of the Money Market Portfolio was 1.70% and the effective yield of the Portfolio was 1.71%.


  Quotations of yield for the remaining Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                      (a - b + 1)
                    2[(-----    )/6/ - 1]
                      ( cd      )

  where
    a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

  For the 30 day period ended December 31, 2001, the yield of the remaining Portfolios that had commenced operations on or before that date was as follows: 0.04% for the Blue Chip Portfolio, (0.82%) for the Aggressive Growth Portfolio, (0.09%) for the Emerging Markets Portfolio, 0.41% for the Diversified Research Portfolio, 0.28% for the Small-Cap Equity Portfolio, 0.82% for the International Large-Cap Portfolio, (1.16)% for the I-Net Tollkeeper Portfolio, 0.22% for the Financial Services Portfolio, (0.65%) for the Health Sciences Portfolio, (1.01%) for the Technology Portfolio, (0.42%) for the Telecommunications Portfolio, 1.98% for the Multi-Strategy Portfolio, 0.70% for the Large-Cap Core Portfolio, 0.13% for the Strategic Value Portfolio, 0.14% for the Growth LT Portfolio, (0.33%) for the Focused 30 Portfolio, 0.76% for the Mid-Cap Value Portfolio, 1.49% for the International Value Portfolio, 0.13% for the Capital Opportunities Portfolio, (0.52%) for the Mid-Cap Growth Portfolio, (0.31%) for the Global Growth Portfolio, 1.12% for the Equity Index Portfolio, 0.89% for the Small-Cap Index Portfolio, 4.51% for the REIT Portfolio, 2.33% for the Inflation Managed Portfolio, 4.10%
for the Managed Bond Portfolio, 9.63% for the High Yield Bond Portfolio, 0.46% for the Equity Portfolio, 0.02% for the Aggressive Equity Portfolio, and 0.80% for the Large-Cap Value Portfolio. The Equity Income and the Research Portfolios did not begin operations until January 2, 2002.


  Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include a period of one year (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

  For the one year period ended December 31, 2001, the total return for each Portfolio that had commenced operations on or before that date was as follows:
(8.68)% for the Emerging Markets Portfolio, (2.74%) for the


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Diversified Research Portfolio, (2.54)% for the Small-Cap Equity Portfolio,
(18.29%) for the International Large-Cap Portfolio, (33.89%) for the I-Net Tollkeeper Portfolio, (1.15%) for the Multi-Strategy Portfolio, (8.87)% for the Large-Cap Core Portfolio, (9.87%) for the Strategic Value Portfolio, (29.55)% for the Growth LT Portfolio, (13.35%) for the Focused 30 Portfolio, 13.30% for the Mid-Cap Value Portfolio, (21.87)% for the International Value Portfolio, (12.15)% for the Equity Index Portfolio, 1.74% for the Small-Cap Index Portfolio, 8.55% for the REIT Portfolio, 4.27% for the Inflation Managed Portfolio, 7.33% for the Managed Bond Portfolio, 3.86% for the Money Market Portfolio, 1.35% for the High Yield Bond Portfolio, (21.76)% for the Equity Portfolio, (17.24)% for the Aggressive Equity Portfolio, and (3.65%) for the Large-Cap Value Portfolio. The Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios did not begin operations until January 2, 2001. The Equity Income Portfolio and the Research Portfolio did not begin operations until January 2, 2002.


  For the five year period ended December 31, 2001, the average annual total return for each Portfolio that had commenced operations on or before that date was as follows: (8.29%) for the Emerging Markets Portfolio, 8.34% for the Small-Cap Equity Portfolio, 8.55% for the Multi-Strategy Portfolio, 8.99% for the Large-Cap Core Portfolio, 13.92% for the Growth LT Portfolio, (0.38%) for the International Value Portfolio, 10.42% for the Equity Index Portfolio, 6.46% for the Inflation Managed Portfolio, 7.10% for the Managed Bond Portfolio, 5.11% for the Money Market Portfolio, 2.40% for the High Yield Bond Portfolio, 4.54% for the Equity Portfolio, and (0.45%) for the Aggressive Equity Portfolio. The Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2001. The I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000. The Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000. The Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios did not begin operations until January 2, 2001. The Equity Income and the Research Portfolios did not begin operations until January 2, 2002.


  For the ten year period ended December 31, 2001, the average annual total returns for each Portfolio was as follows: 11.80% for the Small-Cap Equity Portfolio, 9.21% for the Multi-Strategy Portfolio, 10.65% for the Large-Cap Core Portfolio, 4.79% for the International Value Portfolio, 12.51% for the Equity Index Portfolio, 6.58% for the Inflation Managed Portfolio, 7.53% for the Managed Bond Portfolio, 4.57% for the Money Market Portfolio, 7.68% for the High Yield Bond Portfolio and 9.02% for the Equity Portfolio. The Growth LT Portfolio did not begin operations until January 4, 1994. The Aggressive Equity and Emerging Markets Portfolios did not begin operations until April 1, 1996. The Mid-Cap Value, Small-Cap Index, REIT and Large-Cap Value Portfolios did not begin operations until January 4, 1999. The Diversified Research and International Large-Cap Portfolios did not begin operations until January 3, 2000. The I-Net Tollkeeper Portfolio did not begin operations until May 1, 2000. The Strategic Value and Focused 30 Portfolios did not begin operations until October 2, 2000. The Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios did not begin operations until January 2, 2001. The Equity Income and Research Portfolios did not begin operations until January 2, 2002.


  Based upon the period from the commencement of operations of the Equity Index Portfolio on January 30, 1991 until December 31, 2001, the average annual total return for the Equity Index Portfolio was 13.68%. Based upon the period from the commencement of operations of the Growth LT Portfolio on January 4, 1994 until December 31, 2001, the average annual total return for the Growth LT Portfolio was 16.97%. Based upon the period from the commencement of operations of the Aggressive Equity and Emerging Markets Portfolios on April 1, 1996 until December 31, 2001, the average annual total return for each of these Portfolios was 0.93% and (7.77)%, respectively. Based upon the period from the commencement of operations of the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Portfolios on January 4, 1999 until December 31, 2001, the average annual total return for each of the Portfolios was 5.70%, 5.40%, 12.98% and 17.39%, respectively. Based upon the period from the commencement of operations of the Diversified Research and International Large-Cap Portfolios on January 3, 2000 until December 31, 2001, the average annual total return for each of the Portfolios


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


was 3.54% and (19.94)%, respectively. Based upon the period from the commencement of operations of the I-Net Tollkeeper Portfolio on May 1, 2000 until December 31, 2001 the average annual return for the I-Net Tollkeeper Portfolio was (38.11)%. Based upon the period from the commencement of operations of the Strategic Value and Focused 30 Portfolios on October 2, 2000 until December 31, 2001, the average annual total return for each of the Portfolios was (9.59)% and (23.49)%, respectively. Based upon the period from commencement of operations of the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios on January 2, 2001 until December 31, 2001, the average annual return (non-annualized) for each of the Portfolios was (18.57%), (19.78%), (7.28%), (7.69%), (40.94%),
(46.72%), (15.54%), (18.81%) and (14.97%), respectively. The Equity Income and
Research Portfolios did not begin operations until January 2, 2002.


  The performance results for the for the Emerging Markets, Large-Cap Core, Multi-Strategy, International Value, Equity Index, Small-Cap Index, Equity and Aggressive Equity Portfolios are based, in part, on performance results when these Portfolios were advised by different Portfolio Managers. Alliance Capital began serving as Portfolio Manager to the Emerging Markets Portfolio on January 1, 2000, J.P. Morgan Investment began serving as Portfolio Manager to the Large-Cap Core and Multi-Strategy Portfolios on November 4, 1994, Lazard began serving as Portfolio Manager to the International Value Portfolio on January 2, 2001, Mercury began serving as Portfolio Manager to the Equity Index and Small-Cap Index Portfolios on January 1, 2000, and Putnam began serving as Portfolio Manager to the Equity and Aggressive Equity Portfolios on November 1, 2001. The performance results for the Equity Portfolio are based, in part, on the performance results of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994.



  Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare a Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Accounts to which the Fund shares are sold or charges and deductions against the Contracts issued or administered by Pacific Life or its subsidiaries. The Portfolio's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                   TAXATION

  Each Portfolio intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

  To qualify as a regulated investment company, each Portfolio generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at

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

the end of each quarter of the taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and
(iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

  As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders (the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Each Portfolio also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. government agency and instrumentality is treated as a separate issuer. Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of any Portfolio, and in particular, the Inflation Managed Portfolio, to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. government.

  If a Portfolio invests in shares of a foreign investment company, the Portfolio may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. The Portfolio may be eligible to elect alternative tax treatment that would mitigate the effects of owning foreign investment company stock.

  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

  The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

  In the event that the rules or regulations are adopted there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Trust will not have to change any Portfolio's investment objective or investment policies. While each Portfolio's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Portfolios as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Portfolios underlying the Separate Accounts.

Distributions

  Distributions by a Portfolio of any investment company taxable income (which includes, among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will be treated as ordinary income for tax purposes in the hands of a shareholder (a Separate Account). Distributions of net capital gains (the excess of any net long-term capital gains over net short-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will generally be treated by a Separate Account as either "20% Rate Gain" or "28% Rate Gain," depending upon the Portfolio's holding period for the assets sold, regardless of the length of time a Separate Account has held Portfolio shares.

Hedging Transactions

  The diversification requirements applicable to a Portfolio's assets may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts.

                               OTHER INFORMATION

Concentration Policy

  Under each Portfolio's investment restrictions, except the Financial Services, Health Sciences, Technology, Telecommunications, and the REIT Portfolio's, a Portfolio may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto). Mortgage-related securities, including CMOs, that are issued or guaranteed by the U.S. government, its agencies or instrumentalities ("government issued") are considered government securities. The Portfolios take the position that mortgage-related securities, whether government issued or privately issued, do not represent interests in any particular "industry" or group of industries, and therefore, the concentration restriction noted above does not apply to such securities. For purposes of complying with this restriction, the Fund, in consultation with its Portfolio Managers, utilizes its own industry classifications.

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

Brokerage Enhancement Plan

  The Fund has adopted a Brokerage Enhancement Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may enter into agreements or arrangements with brokers or dealers, pursuant to which brokerage transactions can be directed on behalf of a Portfolio to the participating broker-dealer to execute the transaction in return for credits, other compensation or other types of benefits to be awarded to the Fund.

  The credits, compensation or benefits earned as a result of directed brokerage can be used in a number of ways to promote the distribution of the Fund's shares. These ways include paying for all or part of the expenses for:
(i) PSD to participate in or sponsor seminars, sales meetings, conferences, and other events held by the broker-dealer; (ii) broker/dealers to conduct due diligence on the Fund or the variable contracts (to help that broker-dealer defray the expenses of its due diligence); (iii) disseminating sales literature about the Fund or the variable contracts (to help defray its related expenses); or (iv) placing the Fund or the variable contracts on a list of eligible funds or variable contracts that may be offered by that broker-dealer's registered representatives (to help compensate it for the associated expenses).

  PSD can indirectly benefit from the Plan in that securities brokerage allocated to a broker-dealer may help defray, in whole or in part, distribution expenses that otherwise would be borne by PSD or an affiliate. The Plan also permits credits generated by securities transactions from one Portfolio to inure to the benefits of that Portfolio, of any other Portfolio, or to the Fund as a whole.

  The Plan provides that it is subject to annual renewal by the Board, including those Trustees of the Fund who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees"), and that PSD provide the Trustees with a written report of securities transactions directed under the Plan, currently on a quarterly basis. The Plan also provides that it may be terminated at any time by the vote of a majority of the Rule 12b-1 Trustees, and that all material Plan amendments must be approved by a vote of the Rule 12b-1 Trustees.

Capitalization

  The Fund is a Massachusetts business trust established under a Declaration of Trust dated May 4, 1987. The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Fund. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

  Under Massachusetts law, shareholders could under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Fund for acts or obligations of the Fund, which are binding only on the assets and property of the Fund and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and thus should be considered remote.


  Expenses incurred in connection with the Fund's organization and establishment of the Diversified Research and International Large-Cap Portfolios in 1999 and the public offering of the shares of those Portfolios, aggregated approximately $19,733 per Portfolio. Expenses incurred in connection with the Fund's organization and establishment of the I-Net Tollkeeper Portfolio in 2000 and the public offering of the shares of the Portfolio

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


aggregated approximately $40,804. Estimated expenses incurred in connection with the Fund's organization and establishment of the Strategic Value and Focused 30 Portfolios in 2000 and the public offering of the shares of those Portfolios were approximately $37,008 per Portfolio. Estimated expenses incurred in connection with the Fund's organization and establishment of the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth and Global Growth Portfolios in 2001 and the public offering of the shares of those Portfolios were approximately $10,515 per Portfolio. Estimated expenses incurred in connection with the Fund's organization and establishment of the Equity Income and Research Portfolios in 2002 and the public offering of the shares of those Portfolios were approximately $30,000 per Portfolio. These costs will be expensed and charged separately to each of the Portfolios during each Portfolio's first period of operations.


Voting Rights

  Shareholders of the Fund are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

  Under the Declaration of Trust and Massachusetts business trust law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders' meetings unless required by law, although special meetings may be called for a specific Portfolio, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended advisory contract or portfolio management agreement. In this regard, the Fund will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Fund. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Fund will request voting instructions from Variable Contract Owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received. The Fund's shares do not have cumulative voting rights.

Custodian and Transfer Agency and Dividend Disbursing Services

  State Street Bank and Trust Company of California, NA ("State Street"), a national banking association chartered by the Comptroller of the Currency, with a principal office at 633 West 5th Street, Los Angeles, CA 90071, serves as Custodian of the Fund. Under the agreement with the Fund, State Street is permitted to hold assets of the Fund in an account that it maintains or at its parent, State Street Bank and Trust Company ("State Street Boston"), a Massachusetts banking corporation with a principal place of business at 225 Franklin Street, Boston, Massachusetts 02110. Pursuant to rules or other exemptions under the 1940 Act, the Fund may maintain foreign securities and cash for the Fund in the custody of certain eligible foreign banks and securities depositories.

  State Street Boston will place and maintain the foreign assets of the Fund in the care of eligible foreign custodians determined by State Street Boston and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories.

  Pacific Life provides dividend disbursing and transfer agency services to the Fund.

Financial Statements

  The financial statements of the Fund as of December 31, 2001, including the notes thereto, are incorporated by reference in this Statement of Additional Information from the Annual Report of the Fund dated as of December 31, 2001. The financial statements have been audited by Deloitte & Touche LLP, independent auditors.

Independent Auditors

  Deloitte & Touche LLP serves as the independent auditors for the Fund. The address of Deloitte & Touche LLP is 695 Town Center Drive, Suite 1200, Costa Mesa, California 92626.

Counsel

  Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, passes upon certain legal matters in connection with the shares offered by the Fund and also acts as outside counsel to the Fund.

Code of Ethics

  The Fund and each of its Portfolio Managers have adopted codes of ethics which have been approved by the Fund's Board of Trustees. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Investment Adviser or Portfolio Managers who regularly have access to information about securities purchased for the Fund, to invest in securities for their own accounts. This could include securities that may be purchased by Portfolios of the Fund. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund. The Fund's Code of Ethics requires reporting to the Board of Trustees on compliance violations.

Registration Statement

  This Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, (and including specifically all applicable Codes of Ethics), are on file with and may be examined at the offices of the SEC in Washington, D.C.

  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

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                                   APPENDIX

Description of Bond Ratings

  Corporate Bonds: Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  Bonds rated AA by Standard & Poor's are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market.

  Bonds rated A by Standard & Poor's, regarded as upper medium grade, have a strong capacity and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

  Moody's Ba rated bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds rated Ba. Bonds which are rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated Caa by Moody's are considered to be of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest. Bonds rated Ca are considered by Moody's to be speculative in a high degree, often in default. Bonds rated C, the lowest class of bonds under Moody's bond ratings, are regarded by Moody's as having extremely poor prospects.

  Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  A bond rated BB, B, CCC, and CC by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  Commercial Paper: The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers with this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

  Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB rating,
(iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength with this highest classification.

                              PACIFIC SELECT FUND
Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1) Agreement and Declaration of Trust/7/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (a)(3) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - I-Net Tollkeeper/10/

                       (a)(4) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Focused 30 and Strategic Value/10/

                       (a)(5) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Bond and Income Portfolio/11/

                       (a)(6) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip/11/

                       (a)(7) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Large-Cap Core/12/

                       (a)(8) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration - Equity Income and Research /12/

                       (b)    By-Laws/7/

                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Addendum to Goldman Sachs Portfolio Management
                              Agreement/8/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management/4/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./5/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/5/

                (d)(9)  Portfolio Management Agreement - Pacific
                        Investment Management Company/9/

                (d)(10) Addendum to Advisory Agreement - Large-Cap,
                        Mid-Cap, Small-Cap Index, REIT/6/

                (d)(11) Addendum to Portfolio Management Agreement -
                        Janus Capital Corporation/3/

                (d)(12) Addendum to Portfolio Management Agreement -
                        J.P. Morgan Investment Management Inc./3/

                (d)(13) Addendum to Portfolio Management Agreement -
                        Pacific Investment Management Company/3/

                (d)(14) Addendum to Advisory Agreement - International
                        Large-Cap and Diversified Research/7/

                (d)(15) Portfolio Management Agreement - Salomon Brothers
                        Asset Management Inc/6/

                (d)(16) Portfolio Management Agreement - Lazard Asset
                        Management/6/

                (d)(17) Addendum to Portfolio Management Agreement -
                        Morgan Stanley Asset Management/6/

                (d)(18) Addendum to Advisory Agreement - I-Net
                        Tollkeeper/8/

                (d)(19) Portfolio Management Agreement - Capital Guardian
                        Trust Company/7/

                (d)(20) Portfolio Management Agreement - Mercury Advisors/7/

                (d)(21) Addendum to Portfolio Management Agreement -
                        Alliance Capital Management L.P./7/

                (d)(22) Addendum to Advisory Agreement - Focused 30 and
                        Strategic Value/10/

                (d)(23) Addendum to Portfolio Management Agreement -
                        Janus Capital Corporation/10/

                (d)(24) Addendum to Advisory Agreement - Global Growth,
                        Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value/11/

                (d)(25) Portfolio Management Agreement - AIM/11/

                (d)(26) Portfolio Management Agreement - INVESCO/11/

                (d)(27) Portfolio Management Agreement - MFS/11/

                (d)(28) Portfolio Management Agreement - Lazard
                        Asset Management/11/

                (d)(29) Amendment to Portfolio Management Agreement -
                        Pacific Investment Management Company/11/

                (d)(30) Addendum to Advisory Agreement - Equity Income and
                        Research/13/


                (d)(31) Portfolio Management Agreement - Putnam Investment
                        Management, LLC/13/


                (e)(1)  Distribution Agreement/7/

                (e)(2)  Addendum to Distribution Agreement - I-Net
                        Tollkeeper/8/

                (e)(3) Addendum to Distribution Agreement - Focused 30 and Strategic Value/10/

                (e)(4) Exhibit A to Distribution Agreement - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip/11/

                (e)(5) Exhibit to Distribution Agreement - Equity Income and Research/13/


                (f)     Not Applicable

                (g)(1)  Custodian Agreement/1/

                (g)(2)  Custodian Agreement Fee Schedule/3/

                (g)(3) Addendum to Custodian Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                (g)(4) Addendum to Custodian Agreement - International Large-Cap and Diversified Research/7/

                (g)(5)  Addendum to Custodian Agreement - I-Net
                        Tollkeeper/8/

                (g)(6) Assignment, Amendment and Consent Agreement to Custody Agreement/10/

                (g)(7) Exhibit A to Assignment, Amendment and Consent Agreement to Custody Agreement - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (g)(8) Exhibit A to Assignment, Amendment and Consent Agreement to Custody Agreement - Equity Income and Research/13/


                (h)(1)  Agency Agreement/1/

                (h)(2)  Participation Agreement/8/

                (h)(3)  Agreement for Support Services/2/

                (h)(4)  Addendum to Agency Agreement - Large-Cap,
                        Mid-Cap, Small-Cap Index, REIT/6/

                (h)(5) Addendum to Agency Agreement - International Large-Cap and Diversified Research/7/

                (h)(6)  Addendum to Agency Agreement - I-Net
                        Tollkeeper/9/

                (h)(7)  Addendum to Participation Agreement - I-Net
                        Tollkeeper/8/

                (h)(8) Addendum to Agency Agreement - Focused 30 and Strategic Value/10/

                (h)(9) Addendum to Participation Agreement - Focused 30 and Strategic Value/10/

                (h)(10) Schedule of Portfolios to Agency Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue
                        Chip /11/

                (h)(11) Addendum to Participation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (h)(12) Expense Limitation Agreement/10/

                (h)(13) Amendment to Expense Limitation Agreement -
                        Strategic Value and Focused 30/10/

                (h)(14) Schedule A to Expense Limitation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (h)(15) Schedule of Portfolios to Agency Agreement - Equity
                        Income and Research/13/


                (h)(16) Addendum to Participation Agreement - Equity Income and
                        Research/13/


                (h)(17) Schedule A to Expense Limitation Agreement - Equity
                        Income and Research/13/


                (i)     Opinion and Consent of Counsel/1/

                (j)     Auditor's Consent


                (k)     Not Applicable

                (l)     Not Applicable

                (m)     Brokerage Enhancement Plan/8/

                (m)(1) Schedule A to Brokerage Enhancement Plan - I-Net Tollkeeper/9/

                (m)(2) Schedule A to Brokerage Enhancement Plan - Focused 30 and Strategic Value/10/

                (m)(3) Schedule A to Brokerage Enhancement Plan -Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (m)(4) Schedule A to Brokerage Enhancement Plan - Equity Income and Research/13/


                (n)     Not Applicable

                (o)     Not Applicable

                (p)(1)  Code of Ethics - Pacific Select Fund


                (p)(2)  Code of Ethics - Alliance Capital Management
                        L.P./12/

                (p)(3)  Code of Ethics - Capital Guardian Trust
                        Company/9/

                (p)(4)  Code of Ethics - Goldman Sachs Asset
                        Management/9/

                (p)(5)  Code of Ethics - J.P. Morgan Investment
                        Management Inc./13/


                (p)(6)  Code of Ethics - Janus Capital
                        Corporation/9/

                (p)(7)  Code of Ethics - Lazard Asset Management/13/


                (p)(8)  Code of Ethics - Mercury Advisors/9/

                (p)(9)  Code of Ethics - Morgan Stanley Asset
                        Management/12/

                (p)(10) Code of Ethics - Pacific Investment Management
                        Company


                (p)(11) Code of Ethics - Salomon Brothers Asset
                        Management Inc/9/

                (p)(12) Code of Ethics - Pacific Life Insurance Company
                        Securities Division


                (p)(13) Code of Ethics - AIM/10/

                (p)(14) Code of Ethics - INVESCO/10/

                (p)(15) Code of Ethics - MFS/10/

                (p)(16) Code of Ethics - Putnam Investment Management, LLC/12/

------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

/10/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-
     002163 filed on October 18, 2000 and incorporated by reference herein.

/11/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-01-
     000433 filed on February 27, 2001 and incorporated by reference herein.

/12/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-01-
     502973 filed on October 15, 2001 and incorporated by reference herein.

/13/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-01-
     500980 filed on December 27, 2001 and incorporated by reference herein.


Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.


Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director (March 1989 to present) Chairman
                                                      (July 1989 to present) and Chief Executive
                                                      Officer (August 2001 to present) of Pacific
                                                      Life & Annuity Company (formerly PM Group Life
                                                      Insurance Co.); Director of: Mutual Service
                                                      Corporation, PM Realty Advisors, Inc., Pacific
                                                      Financial Products, Inc., and similar
                                                      positions with various affiliated companies of
                                                      Pacific Life Insurance Company; Director of:
                                                      Newhall Land & Farming; Edison International;
                                                      The Irvine Company and Former Chairman of the
                                                      American Council of Life Insurance; and Former
                                                      Director of: Pacific Corinthian Life Insurance
                                                      Company, Cadence Capital Management
                                                      Corporation, NFJ Investment Group, Inc.,
                                                      Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.),
                                                      former Management Board member of PIMCO
                                                      Advisors L.P., and Chairman and Trustee of
                                                      Pacific Funds (June 2001 to present).

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life
                                                      Insurance Company; Director and President of
                                                      Pacific Mutual Holding Company and Pacific
                                                      LifeCorp, August 1997 to present; Director
                                                      (January 1990 to present) and President (August
                                                      2001 to present) of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance
                                                      Company); Mutual Service Corporation; PM Realty
                                                      Advisors, Inc.; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Former Director of Pacific
                                                      Corinthian Life Insurance Company; Pacific Select
                                                      Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); former Management Board
                                                      member of PIMCO Advisors L.P., Trustee and
                                                      President of Pacific Funds (June 2001 to present)

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Senior Vice President and
                                                      General Counsel of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance
                                                      Company), July 1998 to present; Director of
                                                      Pacific Life & Annuity (formerly PM Group Life
                                                      Insurance Company); and Association of
                                                      California Health and Life Insurance Companies.
                                                      Former Director of Pacific Corinthian Life
                                                      Insurance Company; and President-elect and
                                                      former Director of Association of Life
                                                      Insurance Counsel.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President (since
                                                      April 1991) and Corporate Secretary (since July
                                                      1983) of Pacific Life Insurance Company; Vice
                                                      President and Secretary of Pacific Mutual Holding
                                                      Company and Pacific LifeCorp, August 1997 to
                                                      present; Director (since March 1988), Vice President
                                                      (since February 1999), and Secretary (since September 1982)
                                                      of Pacific Life & Annuity Company (formerly PM Group Life
                                                      Insurance Company); Director, Vice President and Secretary
                                                      to several affiliated companies of Pacific Life Insurance
                                                      Company, and Secretary of Pacific Funds (June 2001 to
                                                      present).

Pacific Life                Khanh T. Tran             Director (since August 1997), Executive Vice President
                                                      (since April 2001) and Chief Financial Officer (since June
                                                      1996) of Pacific Life Insurance Company, Senior Vice President
                                                      (June 1996 to April 2001); Vice President and Treasurer
                                                      (November 1991 to June 1996) of Pacific Life Insurance Company,
                                                      Executive Vice President (April 2001 to present) and Chief
                                                      Financial Officer (August 1997 to present) and Senior Vice
                                                      President (August 1991 to April 2001) of Pacific LifeCorp and
                                                      Pacific Mutual Holding Company. Executive Financial Officer to
                                                      several affiliated companies of Pacific Life Insurance Company.
                                                      Director of Prandium, Inc.

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), Vice President and
                                                      CFO of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      Pacific LifeCorp and Pacific Mutual Holding
                                                      Company, June 1999 to present; Vice President and
                                                      Treasurer of several affiliated companies of
                                                      Pacific Life Insurance Company (February 1999 to
                                                      present); and Vice President and Treasurer of
                                                      Pacific Funds (June 2001 to present).

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Executive Vice President

PIMCO                       Brian P. Baker            Senior Vice President (SINGAPORE)

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Senior Vice President

PIMCO                       John B. Brynjolfsson      Executive Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Cyrille Conseil           Senior Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Executive Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Senior Vice President


Name of Adviser    Name of Individual                Business and Other Connections
---------------  -----------------------      --------------------------------------------
PIMCO            Mohamed A. El-Erian          Managing Director

PIMCO            Stephanie D. Evans           Vice President

PIMCO            Robert M. Fitzgerald         Chief Financial Officer, Treasurer (PALP)

PIMCO            Teri Frisch                  Senior Vice President

PIMCO            Yuri P. Garbuzov             Vice President

PIMCO            William H. Gross, CFA        Managing Director

PIMCO            John L. Hague                Managing Director

PIMCO            Gordon C. Hally, CIC         Executive Vice President

PIMCO            Pasi M. Hamalainen           Managing Director

PIMCO            John P. Hardaway             Senior Vice President

PIMCO            Brent R. Harris, CFA         Managing Director

PIMCO            Raymond C. Hayes             Vice President

PIMCO            David C. Hinman              Executive Vice President

PIMCO            Douglas M. Hodge, CFA        Executive Vice President

PIMCO            Brent L. Holden, CFA         Managing Director

PIMCO            Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                 CFA, CIC

PIMCO            Mark T. Hudoff               Senior Vice President

PIMCO            Margaret E. Isberg           Managing Director

PIMCO            Thomas J. Kelleher           Vice President

PIMCO            James M. Keller              Executive Vice President

PIMCO            Raymond G. Kennedy, CFA      Executive Vice President

PIMCO            Mark R. Kiesel               Senior Vice President

PIMCO            Steven Kirkbaumer            Vice President

PIMCO            John S. Loftus, CFA          Managing Director

PIMCO            David Lown                   Senior Vice President

PIMCO            Joseph McDevitt              Executive Vice President

PIMCO            Andre J. Mallegol            Vice President

PIMCO            Scott W. Martin              Vice President

PIMCO            Michael E. Martini           Senior Vice President

PIMCO            Scott A. Mather              Executive Vice President

PIMCO            Dean S. Meiling, CFA         Managing Director

PIMCO            Jonathan D. Moll             Senior Vice President

PIMCO            Mark E. Metsch               Vice President

PIMCO            Kristen M. Monson            Executive Vice President

PIMCO            James F. Muzzy, CFA          Managing Director

PIMCO            Vinh T. Nguyen               Controller (PALP)

PIMCO            Douglas J. Ongaro            Vice President

PIMCO            Thomas J. Otterbein, CFA     Executive Vice President

PIMCO            Kumar N. Palghat             Senior Vice President

PIMCO            Keith Perez                  Vice President

PIMCO            Mohan V. Phansalkar          Executive Vice President,
                                              Senior Legal Counsel

PIMCO            Elizabeth M. Philipp         Senior Vice President

PIMCO            David J. Pittman             Vice President

PIMCO            William F. Podlich III       Managing Director

PIMCO            William C. Powers            Managing Director

PIMCO            Mark Romano                  Vice President

PIMCO            Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO            Cathy T. Rowe                Vice President

PIMCO            Seth R. Ruthen               Senior Vice President

PIMCO            Jeffrey M. Sargent           Senior Vice President

PIMCO            Ernest L. Schmider           Managing Director, Secretary,
                                              Chief Administrative and Legal Officer

PIMCO            Leland T. Scholey, CFA       Senior Vice President

PIMCO            Stephen O. Schulist          Senior Vice President

PIMCO            Iwona E. Scibisz             Vice President

PIMCO            Denise C. Seliga             Senior Vice President

PIMCO            Kyle J. Theodore             Vice President

PIMCO            Lee Thomas                   Managing Director

PIMCO            William S. Thompson,         Chief Executive Officer and Managing
                 Jr.                          Director

PIMCO            Benjamin L. Trosky, CFA      Managing Director

PIMCO            Richard E. Tyson             Senior Vice President

PIMCO            Peter A. Van de Zilver       Vice President

PIMCO            Richard M. Weil              Chief Operations Officer

PIMCO            George H. Wood, CFA          Executive Vice President

PIMCO            David Young                  Senior Vice President (LONDON)

PIMCO            Changhong Zhu                Senior Vice President

PIMCO            Shannon Bass                 Senior Vice President

PIMCO            Andrea Feingold              Executive Vice President

PIMCO            Marcellus Fisher             Vice President

PIMCO            George Gleason               Vice President

PIMCO            Jeffrey Ludwig               Vice President

PIMCO            Sudesh Mariappa              Executive Vice President

PIMCO            Curtis Mewbourne             Senior Vice President

PIMCO            John Norris                  Vice President

PIMCO            R. Ian O'Keeffe              Vice President

PIMCO            Bradley Paulson              Senior Vice President

PIMCO            Paul Reisz                   Vice President

PIMCO            Ivor Schucking               Senior Vice President

PIMCO            Mark McCray                  Executive Vice President

PIMCO            Jay Jacobs                   Senior Vice President

PIMCO            Susie Wilson                 Senior Vice President

PIMCO            John Wilson                  Senior Vice President

PIMCO            Bret Estep                   Vice President

PIMCO            Steve Goldman                Vice President

PIMCO            Daniel Ivascyn               Vice President

PIMCO            Henrik Larsen                Vice President

PIMCO            Devin Sellors                Vice President

PIMCO            Adam Borneleit               Vice President

PIMCO            Craig Dawson                 Vice President

PIMCO            Jeri Easterday               Vice President

PIMCO            Joe Fournier                 Vice President

PIMCO            Greg Grabar                  Vice President

PIMCO            David Lee                    Vice President

PIMCO            John Miller                  Vice President

PIMCO            Gail Mitchell                Vice President

PIMCO            Terry Nercessian             Vice President

PIMCO            Shigeki Okamura              Vice President

PIMCO            Marcy Rappaport              Vice President

PIMCO            Ron Reimer                   Vice President

PIMCO            Yiannis Repoulis             Vice President

PIMCO            Carol Rodgerson              Vice President

PIMCO            Jason Rosiak                 Vice President

PIMCO            Tim Shaler                   Vice President

PIMCO            Erica Sheehy                 Vice President

PIMCO            Christine Telish             Vice President

PIMCO            Powell Thurston              Vice President

PIMCO            Mick Willemsen               Vice President

PIMCO            Dave Vick                    Vice President

PIMCO            Cheng-Yuan Yu                Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Andrew F. Barth           Director, Capital Guardian Trust Company and
 Company                                              Capital Research and Management Company;
                                                      Director and Research Director, Capital
                                                      International Research, Inc.; President, Capital
                                                      Guardian Research Company; Formerly Director and
                                                      Executive Vice President, Capital Guardian
                                                      Research Company.

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and Director,
 Company                                              Capital Guardian Trust Company; Director,
                                                      Capital Guardian Trust Company of Nevada;
                                                      Treasurer, Capital International Research, Inc.
                                                      and Capital Guardian Research Company; Director
                                                      and Treasurer, Capital Guardian (Canada), Inc.;
                                                      Formerly Chairman and Director, Capital
                                                      International Asia Pacific Management Company.

Capital Guardian Trust      Michael A. Burik          Senior Counsel, The Capital Group Companies,
 Company                                              Inc.; Senior Vice President, Capital Guardian
                                                      Trust Company.

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors, Inc.;
                                                      Chairman of the Board, and Director of American
                                                      Funds Service Company; Director and President,
                                                      The Capital Group Companies, Inc. and Capital
                                                      Management Services, Inc.; Senior Vice
                                                      President and Director, Capital Research and
                                                      Management Company; Treasurer, Capital
                                                      Strategy Research, Inc.;

Capital Guardian Trust      Kevin G. Clifford         Director and President, American Funds
 Company                                              Distributors, Inc.; Director, Capital
                                                      Guardian Trust Company

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc.; Assistant General
                                                      Counsel, The Capital Group Companies, Inc.,
                                                      Secretary, Capital Guardian International,
                                                      Inc.; Formerly, Secretary, Capital Management
                                                      Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian Trust
 Company                                              Company; Director, Capital Guardian Trust
                                                      Company, a Nevada Corporation.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President and
                                                      Director, Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Vice Chairman and Director, Capital
 Company                                              International, Inc., Capital International
                                                      Limited and Capital International K.K.;
                                                      Chairman and Director, Capital International
                                                      S. A. and Capital Guardian Trust Company;
                                                      Director and President, Capital International
                                                      Limited (Bermuda); Director, The Capital Group
                                                      Companies, Inc., Capital International
                                                      Research, Inc., Capital Group Research, Inc.
                                                      and Capital Research and Management Company.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian Trust
                                                      Company, Capital International, Inc. and
                                                      Capital International Limited; Director and
                                                      Senior Vice President, Capital International
                                                      Research, Inc.; Director and Senior Vice
                                                      President Capital Guardian (Canada), Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Chairman and Director,
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation and Capital Strategy Research,
                                                      Inc.; Formerly, Director, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Peter C. Kelly            Senior Vice President, Capital Guardian Trust
 Company                                              Company; Assistant General Counsel, The
                                                      Capital Group Companies, Inc.; Director and
                                                      Senior Vice President, Capital International,
                                                      Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President, and
                                                      Director, Capital Guardian (Canada), Inc.

Capital Guardian Trust      Karin L. Larson           Director, The Capital Group Companies, Inc.,
 Company                                              Capital Group Research, Inc., Capital Guardian
                                                      Trust Company, Director and Chairman, Capital
                                                      Guardian Research Company and Capital
                                                      International Research, Inc., Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Vice President, Capital Research
                                                      Company; Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President and Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior
 Company                                              Vice President and Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian Trust
 Company                                              Company; Chairman and Director, Capital
                                                      Guardian (Canada), Inc., Director, Capital
                                                      International, Inc. and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International, Inc.; Capital
                                                      International Limited and Capital
                                                      International S.A.; Formerly, Chairman,
                                                      Capital Guardian International Research
                                                      Company and Director, Capital International,
                                                      Inc.

Capital Guardian Trust      James F. Rothenberg       Director, American Funds Distributors, Inc.,
 Company                                              American Funds Service Company, The Capital
                                                      Group Companies, Inc., Capital Group Research,
                                                      Inc., Capital Guardian Trust Company and
                                                      Capital Management Services, Inc.; Director
                                                      and President, Capital Research and
                                                      Management, Inc.; Formerly, Director of
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation, and Capital Research Company.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director, Capital Guardian Research Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Vice President,
                                                      Capital International Research, Inc.;
                                                      Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President, Capital Group International, Inc.;
                                                      Vice President, The Capital Group Companies,
                                                      Inc.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Formerly,
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific Management
                                                      Company S.A., Capital Research and Management
                                                      Company and Capital International Management
                                                      Company S.A.; President and Director, Capital
                                                      International, Inc.; Senior Vice President,
                                                      Capital Group International, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Joanne Weckbacher         Senior Vice President, Capital Guardian Trust
 Company                                              Company.

Capital Guardian Trust      George L. Romine, Jr.     Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Clive N. Gershon          Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Mary M. Humphrey          Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Charles A. King           Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Lianne K. Mair            Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Michael E. Nyeholt        Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Paula B. Pretlow          Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Karen L. Sexton           Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Andrew P. Stenovec        Senior Vice President, Capital Guardian Trust
 Company                                              Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Veronique Weill           Director, Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 James Berry               Secretary and Vice President, J.P. Morgan
 Investment                                           Investment Management Inc.; Vice President,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 Jeffrey M. Trongone       Chief Financial Officer and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 Timothy Samson            Assistant Secretary and Associate, J.P.
 Investment                                           Morgan Investment Management Inc.; J.P. Morgan
 Management Inc.                                      Chase Bank

J.P. Morgan                 Ronald R. Dewhurst        Director, President and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank

J.P. Morgan                 Mark B. E. White          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      J.P. Morgan Chase Bank


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stopler           Director
 Corporation

Janus Capital               Mark B. Whiston           President of Institutional Services
 Corporation

Janus Capital               David R. Kowalski         Vice President, Chief Compliance Officer
 Corporation

Janus Capital               Loren M. Starr            Vice President, Chief Financial Officer
 Corporation

Janus Capital               James P. Goff             Vice President, Director of Research
 Corporation

Janus Capital               Helen Young Hayes         Vice President and Director
 Corporation

Janus Capital               Raymond T. Hudner         Vice President and Chief Technology
 Corporation                                          Officer

Janus Capital               Stuart L. Novek           Vice President and Chief Marketing
 Corporation                                          Officer

                                     II-13


Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ----------------------------------------------------------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and Managing Director
  Management

 Morgan Stanley Asset    James P. Wallin          Chief Compliance Officer and Executive Director
  Management

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio Manager and Member of Executive Committee
 Management

Morgan Stanley Asset     Mitchell M. Merin        Director, Morgan Stanley Asset Management; President, Chief Executive Officer and
 Management                                       Director, Morgan Stanley Investment Advisors Inc.; President and Chief Operating
                                                  Officer of Asset Management, Morgan Stanley Dean Witter & Co.; Chairman, Chief
                                                  Executive Officer and Director, Morgan Stanley Distributors Inc. and Morgan
                                                  Stanley Trust; President, Chief Executive Officer and Director, Morgan Stanley
                                                  Services Company Inc.; President, Morgan Stanley Funds; Executive Vice President
                                                  and Director, Morgan Stanley Dean Witter Inc.

Morgan Stanley Asset     Joseph J. McAlinden      Chief Investment Officer, Morgan Stanley Asset Management; Executive Vice
 Management                                       President and Chief Investment Officer, Morgan Stanley Investment Advisors Inc.;
                                                  Vice President, Morgan Stanley Funds; Director, Morgan Stanley Trust

Morgan Stanley Asset     Rajesh Kumar Gupta       Chief Administrative Officer of Investments, Morgan Stanley Asset Management;
 Management                                       Senior Vice President, Director of the Taxable Fixed Income Group and Chief
                                                  Administrative Officer of Investments, Morgan Stanley Investment Advisors Inc.

Morgan Stanley Asset     Arthur Lev               General Counsel, Managing Director and Secretary
 Management

Morgan Stanley Asset     Ronald E. Robison        Chief Global Operations Officer and Managing Director; President and
 Management                                       Director/Trustee of various U.S. registered investment companies managed by morgan
                                                  Stanley Asset Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Robert J. Hurst           Vice Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer and Chairman,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John L. Thornton          President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States; Senior Vice
                                                                           President of AXA (husband of Reba W. Williams)

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman and Chief Operating Officer;
                                                                           The Equitable Companies Incorporated; President, Chief
                                                                           Operating Officer and Director, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director; Consultant to the Continental Companies;
                                                                           Director Emeritus of the Duke University Management
                                                                           Corporation, Chairman of the Touro National Heritage
                                                                           Trust, a Regent of The Cathedral of St. John the Divine
                                                                           and a Trustee of Duke University (Emeritus) and the
                                                                           American Academy in Rome

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life,
                                                                           AXA; Director of various subsidiaries of the AXA Group;
                                                                           Director of Donaldson Lufkin & Jenrette and The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Herve Hatt                         Director; Senior Vice President, AXA

Alliance Capital Management L.P.        Frank Savage                       Director; Chairman of Alliance Capital Management
                                                                           International, a division of Alliance Capital Management
                                                                           LP; Director of Alliance Capital Finance Group
                                                                           Incorporated, a subsidiary of the Partnership; Senior
                                                                           Vice President of The Equitable Life Assurance Society
                                                                           of the United States

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA

Alliance Capital Management L.P.        Reba W. Williams                   Director; Director of Special Projects at Alliance
                                                                           Capital Management Corporation (wife of Dave H. Williams)

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Companies Incorporated,
                                                                           Executive Vice President and Chief Investment Officer of
                                                                           The Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.; Director of Donaldson,
                                                                           Lufkin & Jenrette and the Jewish Theological Seminary;
                                                                           Fellow of the Society of Actuaries, member and Treasurer
                                                                           of the American Academy of Actuaries

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary

Alliance Capital Management L.P.        Lewis A. Sanders                   Vice Chairman, Chief Investment Officer and Director,
                                                                           Alliance Capital Management Corporation; Chairman and
                                                                           Director, Bernstein

Alliance Capital Management L.P.        Roger Hertog                       Vice Chairman and Director, Alliance Capital Management
                                                                           Corporation

Alliance Capital Management L.P.        Gerald M. Lieberman                Executive Vice President of Finance and Operations,
                                                                           Alliance Capital Management Corporation; Chief Financial
                                                                           Officer and Director, Bernstein

Alliance Capital Management L.P.        W. Edwin Jarmain                   Director, Alliance Capital Management Corporation;
                                                                           President, Jarmain Group, Inc.

Alliance Capital Management L.P.        Peter J. Tobin                     Director, Alliance Capital Management Corporation; Dean,
                                                                           St. John's University Business School

Alliance Capital Management L.P.        Richard S. Dziadzio                Director, Alliance Capital Management Corporation; Senior
                                                                           Vice President, AXA; Chief of Finance and Administration,
                                                                           AXA Real Estate Investment Managers





Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Salomon Brothers Asset Management                                          Investment Adviser

Salomon Brothers Asset Management       Virgil H. Cummings                 Director, Salomon Brothers Asset Management; Managing
                                                                           Director and Chief Investment Officer of Salomon Smith
                                                                           Barney Inc

Salomon Brothers Asset Management       Heath B. McLendon                  Managing Director

Salomon Brothers Asset Management       Wendy Murdock                      Director and Chief Operating Officer for Retail Asset
                                                                           Management, Salomon Brothers Asset Management; Executive
                                                                           Vice President, Salomon Smith Barney Inc

Salomon Brothers Asset Management       Robert E. Amodeo                   Vice President

Salomon Brothers Asset Management       John B. Cunningham                 Director

Salomon Brothers Asset Management       Thomas K. Flanagan                 Director

Salomon Brothers Asset Management       David J. Griffiths                 Portfolio Manager

Salomon Brothers Asset Management       Michael A. Kagan                   Director

Salomon Brothers Asset Management       Robert W. Kopprasch                Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       Roger M. Lavan                     Director

Salomon Brothers Asset Management       Yuan Y. Ma                         Director

Salomon Brothers Asset Management       Ross S. Margolles                  Managing Director

Salomon Brothers Asset Management       Nancy A. Noyes                     Director

Salomon Brothers Asset Management       David J. Scott                     Portfolio Manager

Salomon Brothers Asset Management       Beth A. Semmel                     Director

Salomon Brothers Asset Management       Patrick Sheehan                    Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       David A. Torchia                   Director

Salomon Brothers Asset Management       Peter J. Wilby                     Managing Director


Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
Lazard                    Charles L. Carroll          Managing Director

Lazard                    Robert DeConcini            Managing Director

Lazard                    Norman Eig                  Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Asset
                                                      Management Holdings, Limited; Director of Lazard Investment Funds Limited;
                                                      Director of Lazard Asset Management (CI) Holdings, Ltd.; Managing Director of
                                                      Lazard Asset Management (Deutschland); Member of the Supervisory Board of
                                                      Lazard Strategic Coordination Company

Lazard                    Herbert W. Gullquist        Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Far
                                                      East Investors (Holdings) Limited; Director of Lazard Asset Management
                                                      Holdings Limited; Managing Director of Lazard Asset Management (Deutschland);
                                                      Member of the Supervisory Board of Lazard Strategic Coordination company

Lazard                    Jeffrey A. Kigner           Managing Director

Lazard                    Gerald B. Mazzari           Managing Director

Lazard                    John R. Reinsberg           Managing Director; Director of Lazard Asset Management Pacific Co.; Member of
                                                      the Supervisory Board of Lazard Strategic Coordination Company

Lazard                    Michael S. Rome             Managing Director

Lazard                    Michael P. Triguboff        Managing Director; Managing Director and Director of Lazard Japan Asset
                                                      Management Pacific Co.; Director of Lazard Japan Asset Management (K.K.)

Lazard                    William A. von Mueffling    Managing Director

Lazard                    Kenneth C. Weiss            Managing Director

Lazard                    Alexander E. Zagoreos       Managing Director; Director of Lazard Asset Management Egypt; Director of
                                                      Flemings Continental European Investment Trust plc, Director of Gartmore
                                                      Emerging Pacific Investments plc; Director of Jupiter International Green
                                                      Investment Trust plc; Director of Taiwan Opportunities Fund Limited; Director
                                                      of The Egypt Trust; Director of The Greek Progress Fund; Director of Lazard
                                                      Emerging World Fund; Director of The World Trust Fund; Director of Lazard
                                                      Select Fund; Director of Ermitage Selz Fund; Director of New Zealand
                                                      Investment Trust plc; Director of Latin American Investment Trust plc;
                                                      Director of Taiwan American Fund Limited

Mercury                   Jeffrey M. Peek             President of Mercury; President of Merrill Lynch Investment Managers, L.P.
                                                      ("MLIM"); President and Director of Princeton Services; Executive Vice
                                                      President of ML & Co.; Managing Director and Co-Head of the Investment Banking
                                                      Division of Merrill Lynch in 1997

Mercury                   Terry K. Glenn              Executive Vice President of Mercury; Executive Vice President of MLIM;
                                                      Executive Vice President and Director of Princeton Services; President and
                                                      Director of Princeton Funds Distributor, Inc.; Director of FDS; President of
                                                      Princeton Administrators, L.P.

Mercury                   Donald C. Burke             Senior Vice President and Treasurer of Mercury; Senior Vice President and
                                                      Treasurer of MLIM since 1999; Senior Vice President and Treasurer of Princeton
                                                      Services; Vice President of Princeton Funds Distributor, Inc.; First Vice
                                                      President of MLIM from 1997 to 1999; Vice President of MLIM from 1990 to 1997;
                                                      Director of Taxation of MLIM since 1990

Mercury                   Michael G. Clark            Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Director and Treasurer of Princeton Funds
                                                      Distributor, Inc.

Mercury                   Robert C. Doll              Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Chief Investment Officer of Oppenheimer
                                                      Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Mercury                   Vincent R. Giordano         Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services

Mercury                   Michael J. Hennewinkel      Senior Vice President, Secretary and General Counsel of Mercury; Senior Vice
                                                      President, Secretary and General Counsel of MLIM; Senior Vice President of
                                                      Princeton Services

Mercury                   Philip L. Kirstein          Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President, General Counsel, Director and Secretary of Princeton Services

Mercury                   Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Vice President of Princeton Funds
                                                      Distributor, Inc.

Mercury                   Brian A. Murdock            Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Director of Princeton Funds Distributor, Inc.

Mercury                   Gregory D. Upah             Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services



      A I M Capital Management, Inc. ("A I M Capital") is an indirect wholly owned subsidiary of A I M Management Group Inc. ("AIM"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 150 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.


      The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).


Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
MFS                       Jeffrey L. Shames           Director, Chairman and Chief Executive Officer

MFS                       John W. Ballen              Director, President and Chief Investment Officer

MFS                       Kevin R. Parke              Director, Executive Vice President, Chief Investment Officer

MFS                       Thomas J. Cashman, Jr.      Director, Executive Vice President

MFS                       Joseph W. Dello Russo       Director, Executive Vice President, Chief Administrative Officer

MFS                       C.James Prieur                Director; President and Director, Sun Life Assurance Company of Canada;
                                                      Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Scott            Director, Vice President chairman

MFS                       Donald A. Stewart           Director; Chairman, Sun Life Assurance Company of Canada; Officer and/or
                                                      Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Stinson          Director; Director, Sun Life Assurance Company of Canada; Director, United
                                                      Dominion Industries Limited; Director, PanCanadian Petroleum Limited;
                                                      Director, LWT Services, Inc.; Director, Western Star Trucks, Inc.; Director,
                                                      Westshore Terminals Income Fund; Director
                                                      (until 4/99), Canadian Pacific ltd.,

MFS                       James C. Baillie            Director

MFS                       Stephen E. Cavan            Senior Vice President, General Counsel and Secretary

MFS                       Robert T. Burns             Senior Vice President, Associate General Counsel and an Assistant Secretary

MFS                       Thomas B. Hastings          Senior Vice President and Treasurer

INVESCO                   Mark Hurst Williamson       Chief Executive Officer & Chairman of the Board & Chief Operating Officer &
                                                      National Sales Manager

INVESCO                   Raymond Roy Cunningham      President & Director

INVESCO                   William Joseph Galvin, Jr.  Senior Vice President & Assistant Secretary & Director

INVESCO                   Stacie L. Cowell            Senior Vice President

INVESCO                   Mark David Greenberg        Senior Vice President

INVESCO                   Brian Bruce Hayward         Senior Vice President

INVESCO                   Ronald Lyn Grooms           Senior Vice President, Treasurer & Director

INVESCO                   Richard William Healey      Senior Vice President & Director of Marketing & Director

INVESCO                   Patricia F. Johnston        Senior Vice President

INVESCO                   William Ralph Keithler      Senior Vice President

INVESCO                   Thomas A. Kolbe             Senior Vice President

INVESCO                   Trent Edward May            Senior Vice President

INVESCO                   Charles Peter Mayer         Senior Vice President

INVESCO                   John S. Segner              Senior Vice President

INVESCO                   Timothy John Miller         Senior Vice President, Chief Investment Officer & Director

INVESCO                   Laura M. Parsons            Senior Vice President

INVESCO                   Glen Alan Payne             Senior Vice President, Secretary & General Counsel

INVESCO                   Gary J. Ruhl                Senior Vice President

INVESCO                   Marie Ellen Aro             Vice President-Retirement and Third Party Marketing

INVESCO                   Jeffrey R. Botwinick        Vice President, Regional Wholesaler

INVESCO                   Michael K. Brugman          Vice President, Senior Regional Wholesaler

                          Rhonda Dixon-Guner         Vice President, Broker/Dealer Services

INVESCO                   Delta Lynn Donohue          Vice President-Investment Operations

INVESCO                   Harvey I. Fladeland         Vice President, Senior Regional Wholesaler

INVESCO                   Linda Jean Gieger           Vice President

INVESCO                   Richard Ray Hinderlie       Vice President

INVESCO                   Stuart Abbitt Holland       Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Michael Hurley       Vice President-Product Development & Information Management

INVESCO                   Brian A. Jeffs              Vice President, Institutional Wholesaler

INVESCO                   Campbell Crawford Judge     Vice President, Senior Regional Wholesaler

INVESCO                   Peter Middleton Lovell      Vice President

INVESCO                   James Frank Lummanick       Vice President and Chief Compliance Officer

INVESCO                   Thomas Andrew Mantone, Jr.  Vice President

INVESCO                   George Adalbert Matyas      Vice President, Senior Regional Wholesaler

INVESCO                   Corey McCabe McClintock     Vice President, Senior Regional Wholesaler

INVESCO                   Douglas J. McEldowney       Vice President

INVESCO                   Frederick R. (Fritz) Meyer  Vice President

INVESCO                   Stephen Alfred Moran        Vice President - Brand Management

INVESCO                   Jeffrey Glenn Morris        Vice President

INVESCO                   Donald R. Paddock           Vice President

INVESCO                   Thomas Edward Pellowe       Vice President, National Accounts Manager

INVESCO                   Dean Crawford Phillips      Vice President, Senior Regional Wholesaler

INVESCO                   Pamela Jean Piro            Vice President & Assistant Treasurer

INVESCO                   John D. Raring              Vice President, Regional Wholesaler

INVESCO                   Sean F. Reardon             Vice President, Regional Wholesaler

INVESCO                   Dale A. Reinhardt           Vice President and Controller

INVESCO                   Louis H. Reynolds           Vice President, Senior Regional Wholesaler

INVESCO                   Anthony Robert Rogers       Vice President, Eastern Regional Sales Manager

INVESCO                   Thomas R. Samuelson         Vice President

INVESCO                   James Boyd Sandidge         Vice President, Western Regional Sales Manager

INVESCO                   Thomas Hurley Scanlan       Vice President, Regional Wholesaler

INVESCO                   Reagan Andrew Shopp         Vice President, Senior Regional Wholesaler

INVESCO                   Joseph W. Skornicka         Vice President

INVESCO                   Terri Berg Smith            Vice President

INVESCO                   John T. Tredor              Vice President, Senior Regional Wholesaler

INVESCO                   Tane' There'se Taylor       Vice President & Assistant General Counsel

INVESCO                   Thomas Robert Wald          Vice President

INVESCO                   Judy Paulette Wiese         Vice President & Assistant Secretary

INVESCO                   Neil B. Wood                Vice President, Senior Regional Wholesaler

INVESCO                   Vaughn Alexander Greenlees  Assistant Vice President, Regional Wholesaler

INVESCO                   Michael C. Hawn             Assistant Vice President, Regional Wholesaler

INVESCO                   Matthew A. Kunze            Assistant Vice President, Regional Wholesaler

INVESCO                   Michael David Legoski       Assistant Vice President-Internal Sales Development

INVESCO                   William Stewart Mechling    Assistant Vice President, Regional Wholesaler

INVESCO                   Craig Jeffrey St. Thomas    Assistant Vice President, Regional Vice President

INVESCO                   Eric S. Sauer               Assistant Vice President

INVESCO                   C. Vince Sellers            Assistant Vice President, Regional Wholesaler

INVESCO                   Jeraldine Elizabeth Kraus   Assistant Secretary

INVESCO                   Mark A. Ballenger           Assistant Vice President, Regional Wholesaler



              Name                          Non-Putnam business and
              ----                          -----------------------
                                            other connections
                                            -----------------
Putnam        Lauren Allansmith             Prior to August 1999, Analyst,
              Senior Vice President         Loomis Sayles

Putnam        Blake Anderson                Trustee, Salem Female
              Managing Director             Charitable Society

Putnam        Jane N. Barlow                Prior to January 2000, Office
              Vice President                Management, Distinction
                                            Resourcing Limited

Putnam        Stephen A. Balter             Prior to March 2000, Vice
              Vice President                President and Analyst, Pioneer
                                            Investment Management

Putnam        Rob A. Bloemker               Prior to September 1999,
              Senior Vice President         Managing Director, Lehman
                                            Brothers

Putnam        Anna Bulkovshteyn             Prior to July 1999, Quantitative
              Assistant Vice President      Analyst, Sun Life Investment
                                            Management

Putnam        Jason T. Cecchini             Prior to August 2000, Project
              Assistant Vice President      Analyst, Fleet Boston Financial

Putnam        Paul L. Check                 Prior to October 2000, Morgan
              Vice President                Stanley Dean Witter

Putnam        Myung Chol Chon               Prior to March 2001, Manager,
              Vice President                Risk Management-Trading,
                                            Royal Bank of Canada

Putnam        Sabina M. Ciminero            Prior to August 2000, Research
              Assistant Vice President      Associate, International
                                            Graduate School of
                                            Management, Prior to August
                                            1999, Research Associate,
                                            Harvard Business Schoo

Putnam        James Conklin                 Prior to May 2000, Vice
              Vice President                President, Lehman Brothers

Putnam        C. Beth Cotner                Director, The Lyric Stage
              Senior Vice President         Theater


Putnam        Collin Crownover              Prior to October 2000, Research
              Vice President                Officer, Barclays Global
                                            Investors

Putnam        Lindsey L. Curley             Prior to June 1999, Portfolio
              Assistant Vice President      Analyst, Standish, Ayer &
                                            Wood, Inc

Putnam        John R.S. Cutler              Member, Burst Media, L.L.C.
              Vice President

Putnam        Kenneth Daly                  President, TMA, River Road
              Managing Director             Transportation Management
                                            Association,

Putnam        Simon Davis                   Prior to September 2000, Lead
              Senior Vice President         Manager, Deutsche Asset
                                            Management,

Putnam        Michael E. DeFao              Prior to February 2000, Senior
              Assistant Vice President      Vice President and General
                                            Counsel, UAM Fund Services,
                                            Inc.

Putnam        David Depew                   Prior to February 2001, Vice
              Senior Vice President         President, Wellington
                                            Management

Putnam        Ralph C. Derbyshire           Board Member, MSPCC; Board
              Senior Vice President         Member, Winchester After School
                                            Program

Putnam        Lisa DeConto                  Prior to June 2000, Associate
              Senior Vice President         Partner, Westgate Group

Putnam        Erin J. DeRoche               Prior to January 2001,
              Assistant Vice President      Compensation Consultant,
                                            Partners Healthcare System, Inc.

Putnam        Stephen P. Dexter             Prior to June 1999, Senior Vice
              Senior Vice President         President and Senior Portfolio
                                            Manger, Scudder Kemper, Inc.

Putnam        Kenneth J. Doerr              Prior to November 2000, Mid-
              Senior Portfolio Manager      Cap Portfolio Manager,
                                            Principal, Equinox Capital
                                            Management

Putnam        Emily Durbin                  Board of Directors, Family
              Vice President                Service, Inc.

Putnam        Karnig H. Durgarian           Board Member, EBRI; Trustee,
              Managing Director             American Assembly

Putnam        Masato Ebayashi               Prior to October 2000, General

              Vice President                Manager, HR and GA, Daido
                                            Concrete Co., Ltd.

Putnam        Nathan W. Eigerman            Trustee, Flower Hill Trust
              Senior Vice President

Putnam        Tony H. Elavia                Prior to September 1999,
              Senior Vice President         Executive Vice President,
                                            Voyageur Asset Management

Putnam        Kerim Engin                   Prior to February 2001,
              Vice President                Consultant, StrategyX; Prior to
                                            September 2000, Director
                                            Quantitative Research

Putnam        Irene M. Esteves              Board of Director Member,
              Managing Director             American Management
                                            Association Finance Council;
                                            Board of Director Member, First
                                            Night Boston; Board of Director
                                            Member, SC Johnson
                                            Commercialmarkets; Board of
                                            Director Member,
                                            Massachusetts Taxpayers
                                            Foundation; Board of Director
                                            Member, Mrs. Bairds Bakeries

Putnam        James M. Falvey, Jr.          Prior to August 2000, Senior
              Senior Vice President         Vice President, Dresdner,
                                            Kleinwort, Benson

Putnam        Ian Ferguson                  Trustee, Park School
              Senior Managing Director

Putnam        Peter M. Fleisher             Prior to July 1999, Senior Vice
              Senior Vice President         President, Fleet National Bank

Putnam        Daisy D. Foquet               Prior to September 2000,
              Vice President                Analyst, Dresdner RCM Global
                                            Investors; Analyst, Prudential
                                            Portfolio Managers

Putnam        Jason Fromer                  Prior to August 2000,
              Vice President                Currency/Macro Trader, Soros
                                            Fund Management

Putnam        Reto Gallati                  Prior to March 2000, Head of
              Senior Vice President         Bank Risk Management,
                                            Director, KPMG LLP


Putnam        Matthew R. Gage               Prior to December, 1999, Audit
              Assistant Vice President      Manager, Ernst & Young LLP

Putnam        Vivek Gandhi                  Prior to October 1999, Vice
              Vice President                President, Alliance Capital
                                            Management

Putnam        Bartlett R. Geer              Prior to November 2000, Senior
              Senior Vice President         Vice President, State Street
                                            Research & Management

Putnam        John H. Gernon                Prior to June 2000, Vice
              Senior Vice President         President, Fidelity Investments,
                                            Inc.

Putnam        Frederik Gjerstad             Prior to November 2000,
              Vice President                Portfolio Analyst, Frank Russell
                                            Company

Putnam        John T. Golden                Prior to June 2000, Second Vice
              Vice President                President, John Hancock Funds

Putnam        Andrew Graham                 Prior to October 1999, Fund
              Senior Vice President         Manager, Scottish Widows
                                            Investment Management

Putnam        J. Peter Grant                Trustee, The Dover Church
              Senior Vice President

Putnam        Matthew D. Griffin            Prior to August 2000, Vice
              Vice President                President, Harbor Capital
                                            Management

Putnam        Avram Gusman                  Prior to July 2000, Senior Vice
              Vice President                President and Managing
                                            Director, Fleet Boston Financial

Putnam        Paul E. Haagensen             Director, Haagensen Research
              Senior Vice President         Foundation

Putnam        Raymond K. Haddad             Prior to September 2000,
              Vice President                Research Associate, Schroder &
                                            Co.; Prior to September 2000,
                                            Research Associate, Sanford C.


                                            Bernstein

Putnam        Eric N. Harthun               Prior to March 2000, Portfolio
              Vice President                Manager, Boston Partners Asset
                                            Management

Putnam        Deborah R. Healey             Corporator, New England
              Senior Vice President         Baptist Hospital; Director, NEB
                                            Enterprises

Putnam        Karen Herold                  Prior to May 2000, Research
              Assistant Vice President      Analyst,
                                            PricewaterhouseCoopers LLP

Putnam        Brennan M. Hinkle             Prior to November 2000,
              Vice President                Manager - Compensation, Aetna
                                            Financial Services

Putnam        Theron S. Hoffman             Prior to November 2000,
              Senior Managing Director      Executive Vice President, The
                                            Thomson Corporation

Putnam        Joseph Hosler                 Prior to February 2000, Vice
              Vice President                President, Independent
                                            Investment Associates

Putnam        Ronald H. Hua                 Prior to August 1999,
              Vice President                Quantitative Analyst, Fidelity
                                            Investments

Putnam        Eric A. Hutcherson            Prior to March 2000,
              Vice President                Professional Development
                                            Manager, Lotus Development Corp.

Putnam        Hitoshi Inoue                 Prior to February 2000, General
              Vice President                Manager/Mutual Fund Sales,
                                            Baring Asset Management

Putnam        Stefan Iris                   Prior to December 1999,
              Assistant Vice President      Investment Operations
                                            Specialist, John Hancock Funds

Putnam        Takeshi Itai                  Prior to March 2000, Vice
              Senior Vice President         President and Client Portfolio
                                            Manager, Chase Trust Bank


Putnam        Arjun Jayaraman               Prior to November 2000,
              Assistant Vice President      Quantitative Analyst,
                                            Harborview Trading Associates

Putnam        Amrit Kanwal                  Prior to August 1999, Vice
              Managing Director             President, Corporate
                                            Development and Strategy,
                                            Sequa Corporation

Putnam        Rikiya Kato                   Prior to July 2000, Senior
              Vice President                Portfolio Manager, Daiwa SB
                                            Investments

Putnam        Maximilian G. Kaufmann        Prior to October 2000,
              Assistant Vice President      Quantitative Analyst, Citibank
                                            Global Asset Management

Putnam        John L. Kellerman             Prior to March 2001, Senior
              Senior Vice President         Vice President-Head of Trading,
                                            Sanwa Financial Products, Inc.

Putnam        Charles H. Krahmer            Prior to March 2000, Unit
              Assistant Vice President      Manager and Business Analyst,
                                            Brown Brothers Harriman & Co.

Putnam        Leo Kropywiansky              Prior to June 2000, Vice
              Vice President                President, Primark Decision
                                            Economics

Putnam        Deborah F. Kuenstner          Director, Board of Pensions,
              Managing Director             Presbyterian Church

Putnam        Sharon H. Lane                Prior to August 2000,
              Assistant Vice President      Information Specialist, Arthur
                                            D. Little School of
                                            Management; Prior to March
                                            2000, Senior Information
                                            Research Specialist, Bain & Co.

Putnam        Lawrence J. Lasser            Director, Marsh & McLennan
              President, Director and       Companies, Inc.; Board of
              Chief Executive               Governors and Executive
                                            Committee, Investment
                                            Company Institute; Board of
                                            Overseers, Museum of Fine
                                            Arts; Trustee, Beth Israel
                                            Deaconess Medical Center;
                                            Member of the Council on
                                            Foreign Relations; Member of
                                            the Board of Directors of the


                                            United Way of Massachusetts
                                            Bay; Trustee of the Vineyard
                                            Open Land Foundation,

Putnam        Matthew J. Leighton           Prior to August 2000,
              Assistant Vice President      Contractor, Synergistics Tech,
                                            Inc.; Prior to September 1999,
                                            Assistant Treasurer, State Street
                                            Boston Corporation

Putnam        Jesse S. Levitt               Prior to August 2000, Financial
              Assistant Vice President      Analyst, Columbia University

Putnam        Robert Lindenberg             Prior to August 2000, Director,
              Vice President                Technology, Fleet Boston
                                            Financial

Putnam        Helen Liu                     Prior to August 2000, Assistant
              Vice President                Vice President and Senior
                                            Quantitative Analyst, Banc of
                                            America Capital Management

Putnam        Dean M. Maki                  Prior to November 2000, Senior
              Vice President                Economist, Federal Reserve
                                            Board

Putnam        Shigeki Makino                Prior to August 2000, Director
              Managing Director             of Research, Fidelity
                                            Investments

Putnam        James Malone                  Prior to September 2000, Senior
              Assistant Vice President      Associate,
                                            PricewaterhouseCoopers

Putnam        Kevin Maloney                 Institutional Director, Financial
              Managing Director             Management Association,
                                            University of South Florida,
                                            College of Business
                                            Administration

Putnam        Sarah Marshall                Prior to August 1999, Associate,
              Vice President                McKinsey & Company, Inc.

Putnam        Jennifer L. Martanacik        Prior to January 2001, Client
              Assistant Vice President      Relations Manager, Thomson
                                            Financial

Putnam        Erwin W. Martens              Prior to October 1999, Global

                                     II-24


              Managing Director

Putnam        Michael A. Mata               Prior to January 2001, Vice
              Assistant Vice President      President, Lehman Brothers

Putnam        Yumiko Matsubara              Prior to August 2000, Senior
              Assistant Vice President      Consultant, Ernst & Yong
                                            Global Financial Services

Putnam        Nicholas J.A. Melhuish        Prior to August 1999, Assistant
              Vice President                Director of Schroder Investment
                                            Management

Putnam        James P. Miller               Prior to May 2000, Managing
              Senior Vice President         Director, Bear Stearns & Co.,
                                            Inc.

Putnam        Jeanne L. Mockard             Trustee, The Bryn Mawr School
              Senior Vice President

Putnam        Brian J. Monahan              Prior to August 2000, Global
              Assistant Vice President      Emerging Markets Equity
                                            Trader, Grantham, Mayo, Van
                                            Otterloo, and Co. LLC

Putnam        Colin Moore                   Prior to June 2000, Chief
              Managing Director             Investment Officer, Rockefeller
                                            & Co., Inc.

Putnam        Dirk Morris                   Prior to October 1999, Vice
              Managing Director             President-Global Strategist,
                                            Bankers Trust

Putnam        Kathleen M. Moynihan          Prior to August 1999, Attorney,
              Assistant Vice President      Bell, Boyd & Loyd

Putnam        Donald E. Mullin              Corporate Representative and
              Senior Vice President         Board Member, Delta Dental
                                            Plan of Massachusetts

Putnam        Kerry E. Munsell              Prior to January 2001, Director
              Assistant Vice President      of Purchasing, Assistant
                                            Secretary, Au Bon Pain
                                            corporation

Putnam        Kevin F. Murphy               Prior to December 1999,
              Senior Vice President         Managing Director, BankBoston
                                            N.A.

Putnam        Jonathan M. Nash              Prior to April 2000, European



              Vice President                Sales Manager, M.F.S.
                                            International U.K. Ltd.

Putnam        Colin Naughton                Prior to January 2001, Senior
              Assistant Vice President      Analyst, Standard & Poor's

Putnam        Craig R. Oliver               Prior to August 2000, Principal,
              Vice President                Analyst, State Street Global
                                            Advisors

Putnam        Nancy O'Brien                 Prior to September 1999,
              Assistant Vice President      Manager Corporate
                                            Disbursements, Fidelity
                                            Investments

Putnam        Dennis E. O'Rourke            Prior to March 2000, Analyst,
              Vice President                BankBoston N.A.

Putnam        Keith Plapinger               Chairman and Trustee, Advent
              Vice President                School

Putnam        Charles E. Porter             Trustee, Anatolia College;
              Executive Vice President      Governor, Handel & Hayden
                                            Society

Putnam        Ranjit Ranjamani              Prior to June 2000, Director of
              Vice President                Finance and Business Planning,
                                            Xenergy, Inc.

Putnam        Jakub Rehor                   Prior to July 2000, Research
              Assistant Vice President      Associate, Sanford C. Bernstein

Putnam        Thomas V. Reilly              Trustee, Knox College
              Managing Director

Putnam        Richard C. Renkas             Prior to September 2000,
              Assistant Vice President      Manager of Engineering, Equity
                                            Office Properties Trust

Putnam        Brian C. Rose                 Prior to April 2000, Equity
              Assistant Vice President      Analyst, Loomis, Sayles & Co.
                                            Lp

Putnam        James J. Russell              Prior to May 2000, Senior Data
              Assistant Vice President      Analyst, Redwood Investment
                                            Systems, Inc.; Prior to May
                                            2000, Senior Data Analyst, IDD
                                            Information Systems

Putnam        Jeff B. Sacknowitz            Prior to November 1999,


              Vice President                Investment Associate,
                                            Independence Investment
                                            Associates

Putnam        Robert Salvin                 Prior to July 2000, Chief
              Senior Vice President         Financial Officer, Really Easy
                                            Internet Inc.; Prior to January
                                            2000, Managing Director,
                                            BancBoston Robertson Stephens

Putnam        Paul D. Scanlon               Prior to October 1999, Senior
              Vice President                Vice President, Olympus
                                            Healthcare Group

Putnam        Calvin E. Schmid              Prior to July 2000, Vice
              Senior Vice President         President Human Resources
                                            Leadership Development, J.P.
                                            Morgan

Putnam        Justin M. Scott               Director, DSI Proprieties (Neja)
              Managing Director             Ltd.

Putnam        Robert E. Secor               Prior to December 1999, Senior
              Assistant Vice President      Consultant, Fame Information
                                            Services

Putnam        Anthony R. Sellitto, III      Prior to September 2000, Senior
              Senior Vice President         Vice President, Berger Fund
                                            Associates

Putnam        Gordon H. Silver              Trustee, Wang Center for the
              Managing Director             Performing Arts

Putnam        Amy P. Skaff                  Prior to November 2000,
              Assistant Vice President      Consultant, Ernst & Young

Putnam        Luke A. Smith                 Prior to December 1999,
              Assistant Vice President      Quantitative Systems Analyst,
                                            Colonial Management

Putnam        Karan S. Sodhi                Prior to November 2000,
              Vice President                Research Analyst, Stephens, Inc.

Putnam        Juan Carlos Sosa              Prior to September 2000,
              Vice President                Analyst, State Street Research &
                                            Management

Putnam        Eric H. Sorensen              Prior to August 2000, Managing
              Managing Director             Director, Global Head of
                                            Quantitative Research, Salomon


                                            Smith Barney

Putnam        Steven Spiegel                Director, Ultra Diamond and
              Senior Managing Director      Gold Outlet; Director, FACES
                                            New York University Medical
                                            Center; Trustee, Babson College

Putnam        David R. Thompson             Prior to August 2000, Senior
              Vice President                Equity Analyst, Liberty Funds
                                            Group

Putnam        Stephen W. Vandermark         Prior to March 2000, Vice
              Senior Vice President         President, Quantitative
                                            Analytics, Lehman Brothers

Putnam        John Varanelli                Prior to July 2000, Senior Vice
              Vice President                President, US Trust Bank

Putnam        Susan Wall                    Prior to July 2000, Program
              Assistant Vice President      Manager, Liberty Mutual Group

Putnam        Richard B. Weed               Prior to December 2000, Senior
              Senior Vice President         Portfolio Manager, State Street
                                            Global Advisors

Putnam        Beth K. Werths                Prior to October 2000, Vice
              Assistant Vice President      President and Assistant
                                            Secretary, First Union
                                            Corp./Evergreen Funds

Putnam        James C. Wiess                Prior to April 2000, Portfolio
              Senior Vice President         Manager, J.P. Morgan

Putnam        Eric Wetlaufer                President and Member of Board
              Managing Director             of Directors, The Boston
                                            Security Analysts Society, Inc.

Putnam        Edward F. Whalen              Member of the Board of
              Senior Vice President         Directors, Hockomock Area
                                            YMCA

Putnam        Kelly A. Woolbert             Prior to November 1999,
              Vice President                Investment Analyst, MetLife
                                            Investment Services

Putnam        Richard P. Wyke               Director, Salem YMCA
              Senior Vice President

Putnam        Frederick M. Wynn, Jr.,       Prior to June 2000, Senior
              Vice President                Equity Analyst, Berger Fund
                                            Associates

Putnam        Alex Zinny                    Prior to June 2000, Proprietary
              Assistant Vice President      Trader, Leerink Swann


Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.
          (b)


Name and Principal/14/      Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce F. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Peter S. Deering            Senior Vice President         None

Joy H. Hansler              Assistant Vice President      None


Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------
   /14/   Principal business address for all individuals listed is 700 Newport
      Center Drive, Newport Beach, California 92660

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 15th day of March, 2002.



                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



             SIGNATURE                           TITLE                     DATE
             ---------                           -----                     ----
                                     Chairman and Trustee                         , 2002
------------------------------------  (Chief Executive Officer)       -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                 , 2002
------------------------------------  (Vice President and Treasurer)  -----------
          Brian D. Klemens*

                                     President                                    , 2002
------------------------------------  (President)                     -----------
          Glenn S. Schafer*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
         Richard L. Nelson*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
          Lyman W. Porter*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
           Alan Richards*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                               March 15, 2002
------------------------------------
        Diane N. Ledger
        as attorney-in-fact


                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Keith T. Robinson, and Robin S. Yonis his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.